1933 Act File No. 33-33852
                                                   1940 Act File No. 811-6061

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                     ------

     Pre-Effective Amendment No.         ...........................

     Post-Effective Amendment No.   16 .............................    X
                                  -----                              ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

     Amendment No.   18 ............................................X
                   -----                                            ------

                              FEDERATED INDEX TRUST

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds,
                             5800 Corporate Drive,
                      Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,

                           Federated Investors Tower,

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
 X_ on DECEMBER 31, 1998 pursuant to paragraph (b)

  _ 60 days after filing pursuant to paragraph (a) (i)
 _  on ________________ pursuant to paragraph (a) (i).

    75 days after filing pursuant to paragraph (a)(ii) on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:  Matthew G. Maloney, Esquire
            Dickstein, Shapiro, Morin & Oshinsky, LLP

            2101 L Street, N.W.
            Washington, D.C.  20037





Federated Max-Cap Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES



A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            4
What do Shares Cost?                                             5
How is the Fund Sold?                                            5
How to Purchase Shares                                           5
How to Redeem Shares                                             7
Account and Share Information                                    8
Who Manages the Fund?                                            9
Financial Information                                           10


DECEMBER 31, 1998



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index (the "Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in the large capitalization common stocks comprising the Index.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

Stock Market Risks

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. Fluctuations in the Fund's portfolio may reflect changes in individual portfolio stocks or general changes in stock valuations and will result in changes in the Fund's share price. The Fund's investment manager (Manager) attempts to manage market risk through diversification by limiting the amount the Fund invests in each stock. Another risk of investing in the Fund includes sector risk.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of the last seven years.

     The `y' axis reflects the "% Total Return" beginning with 0% and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended December 31, 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997 are: 30.01%, 7.22%, 9.52%, 1.22%, 36.63%, 22.75% and 32.69%, respectively.



The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund' s Institutional Shares total return from January 1, 1998 to September 30, 1998 was 5.81%.

Within the period shown in the chart, the Fund's Institutional Shares highest quarterly return was 17.39% (quarter ended June 30, 1997). Its lowest quarterly return was (3.86%) (quarter ended March 31, 1994).

Average Annual Total Return


                               Institutional Shares      S&P 500

----------------------------------------------------------------
1 Year                                       32.69%       33.36%
----------------------------------------------------------------
5 Years                                      19.79%       20.27%
----------------------------------------------------------------
Life of Fund/1/                              17.15%       18.54%
----------------------------------------------------------------



1  Since inception date of July 11, 1990.

 The table shows the Fund's Institutional Shares average annual total returns averaged over a period of years relative to the Standard & Poor's 500 Index, a broad-based market index, for the calendar periods ending December 31, 1997.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Shares.


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)......................................   None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)...   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).   None
Redemption Fee (as a percentage of amount redeemed, if applicable)........................................................   None
Exchange Fee..............................................................................................................   None

Annual Fund Operating Expenses (before waivers)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/.........................................................................................................   0.30%
Distribution (12b-1) Fee..................................................................................................  None
Shareholder Services Fee/3/...............................................................................................   0.25%
Other Expenses............................................................................................................   0.03%
Total Annual Fund Operating Expenses......................................................................................   0.58%
----------------------------------------------------------------------------------------------------------------------------------



1 Although not contractually obligated to do so, the adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.


  Waiver of Fund Expenses.................................................................................................   0.27%
  Total Actual Annual Fund Operating Expenses (after waivers).............................................................   0.31%




2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.28% for the year ended October 31, 1998.



3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.00% for the year ended October 31, 1998.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 Year    3 Years    5 Years    10 Years
-----------------------------------------------------------------
Institutional Shares        $59       $186       $324        $726

-----------------------------------------------------------------



What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1998, the capitalization range of the Index was $537 million to $271.2 billion. As of the same date, the weighted median market capitalization of the Fund was $43.4 billion.

  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.



What are the Principal Securities in Which the Fund Invests?

Common Stocks

Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.



Stock Index Futures

Stock Index Futures provide for the future sale by one party and purchase by another party of a specified amount of an Index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.





What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. This will result in changes in the Fund's share price.



SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. The more significant a sector is in the composition of the Index, the more the Fund's performance will be susceptible to any economic, business or other developments which generally affect that sector.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price).

  The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

  In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND



 . Establish your account with the Fund by submitting a completed New Account Form; and
 .  Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.



By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check



Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600



If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).



BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.





How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). However, in order to maximize the Fund's ability to track the Index, investors are urged to contact their investment professional prior to 2:00 p.m. (Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND



By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV. However, in order to maximize the Fund's ability to track the Index, investors are urged to telephone the Fund prior to 2:00 p.m. (Eastern time).


By Mail

You may redeem Shares by mailing a written request to the Fund.



  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600



Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.



Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 . a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 . wire payment to your account at a domestic commercial bank that is a Federal
  Reserve System member.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 . to allow your purchase to clear;
 . during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



ADDITIONAL CONDITIONS



Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.



  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales.

 Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Management. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Manager and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.



  The Manager receives an annual management fee equal to 0.30% of the Fund's average daily net assets. The Manager waives a portion of its fee or reimburses the Fund for certain operating expenses.

  The Manager delegates daily management of the Fund assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675.

  The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have, as of September 30, 1998, placed approximately $31.7 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 368 nationwide non-financial institution clients invest. In total, the Sub-Manager manages 78 commingled/common trust funds. Northern Trust is a bank-holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1998, total assets of Northern Trust were $28.1 billion and trust assets under administration were $1.1 trillion.



YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Manager is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.





Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 35.


Year Ended October 31                           1998             1997            1996           1995           1994
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $    19.70       $    15.49       $  14.74       $  12.02       $  12.24
--------------------------------------
Income from Investment Operations:

--------------------------------------
Net investment income                            0.31             0.31           0.34           0.38           0.32
--------------------------------------
Net realized and unrealized gain on

investments and futures contracts                3.83             4.47           2.80           2.70           0.10
-------------------------------------------------------------------------------------------------------------------
  TOTAL FROM INVESTMENT OPERATIONS               4.14             4.78           3.14           3.08           0.42
-------------------------------------------------------------------------------------------------------------------
Less Distributions:

--------------------------------------
Distributions from net investment

income                                          (0.31)           (0.33)         (0.36)         (0.34)         (0.30)
--------------------------------------
Distributions from net realized gain

on investments and futures contracts            (0.62)           (0.24)         (2.03)         (0.02)         (0.34)
-------------------------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS                           (0.93)           (0.57)         (2.39)         (0.36)         (0.64)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $    22.91       $    19.70       $  15.49       $  14.74       $  12.02
-------------------------------------------------------------------------------------------------------------------
Total Return/1/                                 21.56%           31.51%         23.71%         26.00%          3.59%
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

-------------------------------------------------------------------------------------------------------------------
Expenses                                         0.31%            0.31%          0.31%          0.31%          0.32%
-------------------------------------------------------------------------------------------------------------------
Net investment income                            1.40%            1.70%          2.29%          2.91%          2.70%
-------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement/2/                  0.27%            0.30%          0.31%          0.33%          0.07%
-------------------------------------------------------------------------------------------------------------------
Supplemental Data:

-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000

omitted)                                   $1,445,175       $1,142,081       $900,131       $679,237       $443,815
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                  3%              16%             3%            57%             2%
-------------------------------------------------------------------------------------------------------------------



1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

   Portfolio of Investments

OCTOBER 31, 1998


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--98.1%
              Basic Industry--4.0%


       8,700  ASARCO, Inc.                                                                 $      186,506
              --------------------------------------------------------------
      49,800  Air Products & Chemicals, Inc.                                                    1,879,950
              --------------------------------------------------------------
      48,700  Alcan Aluminum, Ltd.                                                              1,232,719
              --------------------------------------------------------------
      41,992  Allegheny Teledyne, Inc.                                                            863,461
              --------------------------------------------------------------
      40,200  Aluminum Co. of America                                                           3,185,850
              --------------------------------------------------------------
     128,882  Archer-Daniels-Midland Co.                                                        2,150,718
              --------------------------------------------------------------
      23,200  /2/Armco, Inc.                                                                      110,200
              --------------------------------------------------------------
      25,200  Avery Dennison Corp.                                                              1,044,225
              --------------------------------------------------------------
       6,500  Ball Corp.                                                                          274,219
              --------------------------------------------------------------
      79,900  Barrick Gold Corp.                                                                1,707,863
              --------------------------------------------------------------
      49,300  Battle Mountain Gold Co.                                                            268,069
              --------------------------------------------------------------
      11,400  Bemis Co., Inc.                                                                     423,225
              --------------------------------------------------------------
      27,900  /2/Bethlehem Steel Corp.                                                            251,100
              --------------------------------------------------------------
      12,100  Boise Cascade Corp.                                                                 338,800
              --------------------------------------------------------------
      20,600  Champion International Corp.                                                        657,913
              --------------------------------------------------------------
      49,900  Corning, Inc.                                                                     1,811,994
              --------------------------------------------------------------
      26,800  Crown Cork & Seal Co., Inc.                                                         854,250
              --------------------------------------------------------------
      20,050  Cyprus Amax Minerals                                                                249,372
              --------------------------------------------------------------
      48,200  Dow Chemical Co.                                                                  4,512,725
              --------------------------------------------------------------
     243,400  Du Pont (E.I.) de Nemours & Co.                                                  13,995,500
              --------------------------------------------------------------
      17,025  Eastman Chemical Co.                                                              1,000,219
              --------------------------------------------------------------
      27,680  Ecolab, Inc.                                                                        826,940
              --------------------------------------------------------------
      30,962  Engelhard Corp.                                                                     650,202
              --------------------------------------------------------------
      47,400  Fort James Corp.                                                                  1,910,813
              --------------------------------------------------------------
      38,000  Freeport-McMoRan Copper & Gold, Inc., Class B                                       467,875
              --------------------------------------------------------------
      20,100  Georgia-Pacific Corp.                                                             1,040,175
              --------------------------------------------------------------
      15,900  Goodrich (B.F.) Co.                                                                 572,400
              --------------------------------------------------------------
      15,900  /2/Grace (W.R.) & Co.                                                               276,263
              --------------------------------------------------------------
      12,800  Great Lakes Chemical Corp.                                                          532,800
              --------------------------------------------------------------
      20,700  Hercules, Inc.                                                                      689,569
              --------------------------------------------------------------
      45,300  Homestake Mining Co.                                                                537,938
              --------------------------------------------------------------
      35,800  Inco Ltd.                                                                           382,613
              --------------------------------------------------------------


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

              Basic Industry--continued

      66,076  International Paper Co.                                                      $    3,068,404
              --------------------------------------------------------------
      23,500  Louisiana-Pacific Corp.                                                             417,125
              --------------------------------------------------------------
      22,500  Mead Corp.                                                                          711,563
              --------------------------------------------------------------
       9,300  Millipore Corp.                                                                     229,013
              --------------------------------------------------------------
     129,200  Monsanto Co.                                                                      5,248,750
              --------------------------------------------------------------
      28,000  Morton International, Inc.                                                          696,500
              --------------------------------------------------------------
      14,300  Nalco Chemical Co.                                                                  442,406
              --------------------------------------------------------------
      35,957  Newmont Mining Corp.                                                                764,086
              --------------------------------------------------------------
      18,800  Nucor Corporation                                                                   851,875
              --------------------------------------------------------------
      11,500  Owens Corning                                                                       417,594
              --------------------------------------------------------------
      33,400  /2/Owens-Illinois, Inc.                                                           1,020,788
              --------------------------------------------------------------
      38,100  PPG Industries, Inc.                                                              2,178,844
              --------------------------------------------------------------
      26,733  Pall Corp.                                                                          675,008
              --------------------------------------------------------------
      12,600  Phelps Dodge Corp.                                                                  726,075
              --------------------------------------------------------------
      51,920  Pioneer Hi-Bred International                                                     1,453,760
              --------------------------------------------------------------
      53,800  Placer Dome, Inc.                                                                   847,350
              --------------------------------------------------------------
       6,200  Potlatch Corp.                                                                      226,300
              --------------------------------------------------------------
      33,800  Praxair, Inc.                                                                     1,360,450
              --------------------------------------------------------------
      15,500  Reynolds Metals Co.                                                                 929,031
              --------------------------------------------------------------
      38,100  Rohm & Haas Co.                                                                   1,285,875
              --------------------------------------------------------------
      17,700  /2/Sealed Air Corp.                                                                 627,244
              --------------------------------------------------------------
      37,100  Sherwin-Williams Co.                                                                934,456
              --------------------------------------------------------------
      21,500  Sigma-Aldrich Corp.                                                                 664,484
              --------------------------------------------------------------
       4,300  Springs Industries, Inc., Class A                                                   152,113
              --------------------------------------------------------------
      22,608  Stone Container Corp.                                                               216,189
              --------------------------------------------------------------
      12,100  Temple-Inland, Inc.                                                                 587,606
              --------------------------------------------------------------
      13,100  Tupperware Corp.                                                                    203,869
              --------------------------------------------------------------
      18,920  USX-U.S. Steel Group, Inc.                                                          439,890
              --------------------------------------------------------------
      14,900  Union Camp Corp.                                                                    640,700
              --------------------------------------------------------------
      29,100  Union Carbide Corp.                                                               1,120,350
              --------------------------------------------------------------
      21,850  Westvaco Corp.                                                                      538,056
              --------------------------------------------------------------
      42,800  Weyerhaeuser Co.                                                                  2,003,575
              --------------------------------------------------------------
      23,800  Willamette Industries, Inc.                                                         737,800
              --------------------------------------------------------------
      20,750  Worthington Industries, Inc.                                                        281,422
              -------------------------------------------------------------------------------------------
                TOTAL                                                                          77,585,017

              -------------------------------------------------------------------------------------------

Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued
              Consumer Durables--2.8%

      20,400  Black & Decker Corp.                                                         $    1,054,425
              --------------------------------------------------------------
       5,300  Briggs & Stratton Corp.                                                             249,100
              --------------------------------------------------------------
      21,400  Brunswick Corp.                                                                     415,963
              --------------------------------------------------------------
      12,700  Centex Corp.                                                                        425,450
              --------------------------------------------------------------
     139,070  Chrysler Corp.                                                                    6,692,744
              --------------------------------------------------------------
      16,900  Cooper Tire & Rubber Co.                                                            280,963
              --------------------------------------------------------------
      35,445  Dana Corp.                                                                        1,482,044
              --------------------------------------------------------------
      69,400  Eastman Kodak Co.                                                                 5,378,500
              --------------------------------------------------------------
      15,400  Eaton Corp.                                                                       1,042,388
              --------------------------------------------------------------
       7,800  Fleetwood Enterprises, Inc.                                                         251,550
              --------------------------------------------------------------
     260,600  Ford Motor Co.                                                                   14,137,550
              --------------------------------------------------------------
     140,700  General Motors Corp.                                                              8,872,894
              --------------------------------------------------------------
      38,350  Genuine Parts Co.                                                                 1,208,025
              --------------------------------------------------------------
      33,800  Goodyear Tire & Rubber Co.                                                        1,820,975
              --------------------------------------------------------------
      28,500  Hasbro, Inc.                                                                        999,281
              --------------------------------------------------------------
       8,352  Jostens, Inc.                                                                       188,442
              --------------------------------------------------------------
       8,400  Kaufman & Broad Homes Corp.                                                         239,925
              --------------------------------------------------------------
      62,925  Mattel, Inc.                                                                      2,257,434
              --------------------------------------------------------------
      19,700  Maytag Corp.                                                                        973,919
              --------------------------------------------------------------
      35,000  Newell Co.                                                                        1,540,000
              --------------------------------------------------------------
       9,600  Polaroid Corp.                                                                      255,000
              --------------------------------------------------------------
       9,200  Pulte Corp.                                                                         236,900
              --------------------------------------------------------------
      32,100  Rubbermaid, Inc.                                                                  1,065,319
              --------------------------------------------------------------
           1  /2/SPX Corp.                                                                             15
              --------------------------------------------------------------
      13,100  Snap-On Tools Corp.                                                                 464,231
              --------------------------------------------------------------
      19,100  Stanley Works                                                                       573,000
              --------------------------------------------------------------
      26,200  TRW, Inc.                                                                         1,491,763
              --------------------------------------------------------------
      16,300  Whirlpool Corp.                                                                     835,375
              -------------------------------------------------------------------------------------------
                TOTAL                                                                          54,433,175

              -------------------------------------------------------------------------------------------
              Consumer Non-Durables--10.1%

      12,200  Alberto-Culver Co., Class B                                                         324,063
              --------------------------------------------------------------
      15,600  American Greetings Corp., Class A                                                   625,950
              --------------------------------------------------------------
     103,700  Anheuser-Busch Cos., Inc.                                                         6,163,669
              --------------------------------------------------------------
      56,600  Avon Products, Inc.                                                               2,246,313
              --------------------------------------------------------------
      61,800  BestFoods                                                                         3,368,100
              --------------------------------------------------------------

Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

              Consumer Non-Durable--continued

      14,800  Brown-Forman Corp., Class B                                                  $    1,005,475
              --------------------------------------------------------------
      96,600  Campbell Soup Co.                                                                 5,149,988
              --------------------------------------------------------------
      22,300  Clorox Co.                                                                        2,436,275
              --------------------------------------------------------------
      87,000  Coca Cola Enterprises, Inc.                                                       3,137,438
              --------------------------------------------------------------
     530,200  Coca-Cola Co.                                                                    35,854,775
              --------------------------------------------------------------
      63,600  Colgate-Palmolive Co.                                                             5,620,650
              --------------------------------------------------------------
     104,900  ConAgra, Inc.                                                                     3,192,894
              --------------------------------------------------------------
       7,900  Coors Adolph Co., Class B                                                           395,000
              --------------------------------------------------------------
      37,200  Fortune Brands, Inc.                                                              1,229,925
              --------------------------------------------------------------
      15,700  /2/Fruit of the Loom, Inc., Class A                                                 239,425
              --------------------------------------------------------------
      33,300  General Mills, Inc.                                                               2,447,550
              --------------------------------------------------------------
     241,500  Gillette Co.                                                                     10,852,406
              --------------------------------------------------------------
      77,900  Heinz (H.J.) Co.                                                                  4,527,938
              --------------------------------------------------------------
      30,800  Hershey Foods Corp.                                                               2,088,625
              --------------------------------------------------------------
      23,100  International Flavors & Fragrances, Inc.                                            864,806
              --------------------------------------------------------------
      87,500  Kellogg Co.                                                                       2,887,500
              --------------------------------------------------------------
     117,748  Kimberly-Clark Corp.                                                              5,681,341
              --------------------------------------------------------------
      14,300  Liz Claiborne, Inc.                                                                 420,063
              --------------------------------------------------------------
      61,900  Nike, Inc., Class B                                                               2,704,256
              --------------------------------------------------------------
     316,800  PepsiCo, Inc.                                                                    10,692,000
              --------------------------------------------------------------
     523,100  Philip Morris Cos., Inc.                                                         26,743,488
              --------------------------------------------------------------
     288,400  Procter & Gamble Co.                                                             25,631,550
              --------------------------------------------------------------
      29,300  Quaker Oats Co.                                                                   1,730,531
              --------------------------------------------------------------
      69,900  RJR Nabisco Holdings Corp.                                                        1,996,519
              --------------------------------------------------------------
      67,100  Ralston Purina Co.                                                                2,239,463
              --------------------------------------------------------------
      12,100  /2/Reebok International Ltd.                                                        201,163
              --------------------------------------------------------------
       7,800  Russell Corp.                                                                       191,588
              --------------------------------------------------------------
     100,500  Sara Lee Corp.                                                                    5,998,594
              --------------------------------------------------------------
      74,500  Seagram Co. Ltd.                                                                  2,449,188
              --------------------------------------------------------------
      39,900  UST, Inc.                                                                         1,356,600
              --------------------------------------------------------------
     137,700  Unilever N.V., ADR                                                               10,361,925
              --------------------------------------------------------------
      26,200  VF Corp.                                                                          1,095,488
              --------------------------------------------------------------
      28,900  /2/Venator Group, Inc.                                                              243,844
              --------------------------------------------------------------
      25,000  Wrigley (Wm.), Jr. Co.                                                            2,023,438
              -------------------------------------------------------------------------------------------
                TOTAL                                                                         196,419,804

              -------------------------------------------------------------------------------------------


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued
              Energy Minerals--6.9%

      19,700  Amerada-Hess Corp.                                                           $    1,088,425
              --------------------------------------------------------------
     205,200  Amoco Corp.                                                                      11,516,850
              --------------------------------------------------------------
      25,600  Anadarko Petroleum Corp.                                                            867,200
              --------------------------------------------------------------
      21,200  Apache Corp.                                                                        600,225
              --------------------------------------------------------------
      16,400  Ashland, Inc.                                                                       789,250
              --------------------------------------------------------------
      69,100  Atlantic Richfield Co.                                                            4,759,263
              --------------------------------------------------------------
      68,290  Baker Hughes, Inc.                                                                1,506,648
              --------------------------------------------------------------
      38,165  Burlington Resources, Inc.                                                        1,571,921
              --------------------------------------------------------------
     140,700  Chevron Corp.                                                                    11,467,050
              --------------------------------------------------------------
     524,400  Exxon Corp.                                                                      37,363,500
              --------------------------------------------------------------
      94,400  Halliburton Co.                                                                   3,392,500
              --------------------------------------------------------------
      10,800  Helmerich & Payne, Inc.                                                             257,175
              --------------------------------------------------------------
      10,200  Kerr-McGee Corp.                                                                    406,725
              --------------------------------------------------------------
     168,100  Mobil Corp.                                                                      12,723,069
              --------------------------------------------------------------
      75,900  Occidental Petroleum Corp.                                                        1,508,513
              --------------------------------------------------------------
      22,700  /2/Oryx Energy Co.                                                                  317,800
              --------------------------------------------------------------
      10,200  Pennzoil Co.                                                                        365,925
              --------------------------------------------------------------
      55,600  Phillips Petroleum Co.                                                            2,404,700
              --------------------------------------------------------------
      18,600  /2/Rowan Companies, Inc.                                                            270,863
              --------------------------------------------------------------
     461,200  Royal Dutch Petroleum Co., ADR                                                   22,714,100
              --------------------------------------------------------------
     117,000  Schlumberger Ltd.                                                                 6,142,500
              --------------------------------------------------------------
      20,137  Sun Co., Inc.                                                                       690,951
              --------------------------------------------------------------
     115,200  Texaco, Inc.                                                                      6,832,800
              --------------------------------------------------------------
      62,500  USX  Marathon Group                                                               2,042,969
              --------------------------------------------------------------
      54,394  Union Pacific Resources Group, Inc.                                                 707,122
              --------------------------------------------------------------
      51,900  Unocal Corp.                                                                      1,761,356
              -------------------------------------------------------------------------------------------
                TOTAL                                                                         134,069,400

              -------------------------------------------------------------------------------------------
              Finance--15.7%

      36,350  AON Corp.                                                                         2,253,700
              --------------------------------------------------------------
     178,210  Allstate Corp.                                                                    7,674,168
              --------------------------------------------------------------
      98,200  American Express Co.                                                              8,678,425
              --------------------------------------------------------------
      54,430  American General Corp.                                                            3,728,455
              --------------------------------------------------------------
     225,833  American International Group, Inc.                                               19,252,263
              --------------------------------------------------------------
      74,466  Associates First Capital Corp., Class A                                           5,249,853
              --------------------------------------------------------------
      61,600  BB&T Corp.                                                                        2,198,350
              --------------------------------------------------------------


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

              Finance--continued

     251,886  Bank One Corp.                                                               $   12,310,914
              --------------------------------------------------------------
     160,700  Bank of New York Co., Inc.                                                        5,072,094
              --------------------------------------------------------------
     373,692  BankAmerica Corp.                                                                21,463,934
              --------------------------------------------------------------
      63,300  BankBoston Corp.                                                                  2,330,231
              --------------------------------------------------------------
      20,600  Bankers Trust New York Corp.                                                      1,293,938
              --------------------------------------------------------------
      24,500  Bear Stearns Cos., Inc.                                                             874,344
              --------------------------------------------------------------
      22,900  Block (H&R), Inc.                                                                 1,026,206
              --------------------------------------------------------------
      45,700  CIGNA Corp.                                                                       3,333,244
              --------------------------------------------------------------
      14,200  Capital One Financial Corp.                                                       1,444,850
              --------------------------------------------------------------
     184,240  Chase Manhattan Corp.                                                            10,467,135
              --------------------------------------------------------------
      35,600  Chubb Corp.                                                                       2,189,400
              --------------------------------------------------------------
      36,000  Cincinnati Financial Corp.                                                        1,343,250
              --------------------------------------------------------------
     491,650  Citigroup, Inc.                                                                  23,138,278
              --------------------------------------------------------------
      33,450  Comerica, Inc.                                                                    2,157,525
              --------------------------------------------------------------
      67,161  Conseco, Inc.                                                                     2,329,647
              --------------------------------------------------------------
      23,900  Countrywide Credit Industries, Inc.                                               1,032,181
              --------------------------------------------------------------
     145,900  Federal Home Loan Mortgage Corp.                                                  8,389,250
              --------------------------------------------------------------
     223,000  Federal National Mortgage Association                                            15,791,188
              --------------------------------------------------------------
      57,600  Fifth Third Bancorp                                                               3,816,000
              --------------------------------------------------------------
     208,398  First Union Corp.                                                                12,087,084
              --------------------------------------------------------------
     122,120  Fleet Financial Group, Inc.                                                       4,877,168
              --------------------------------------------------------------
      54,400  Franklin Resources, Inc.                                                          2,057,000
              --------------------------------------------------------------
      16,300  General RE Corp.                                                                  3,580,906
              --------------------------------------------------------------
      12,400  Golden West Financial Corp.                                                       1,124,525
              --------------------------------------------------------------
      50,200  Hartford Financial Services Group, Inc.                                           2,666,875
              --------------------------------------------------------------
     105,859  Household International, Inc.                                                     3,870,470
              --------------------------------------------------------------
      45,500  Huntington Bancshares, Inc.                                                       1,308,125
              --------------------------------------------------------------
      38,000  J.P. Morgan & Co., Inc.                                                           3,581,500
              --------------------------------------------------------------
      22,837  Jefferson-Pilot Corp.                                                             1,387,348
              --------------------------------------------------------------
      94,600  KeyCorp                                                                           2,867,563
              --------------------------------------------------------------
      25,300  Lehman Brothers Holdings, Inc.                                                      959,819
              --------------------------------------------------------------
      21,600  Lincoln National Corp.                                                            1,638,900
              --------------------------------------------------------------
      21,300  MBIA Insurance Corporation                                                        1,301,963
              --------------------------------------------------------------
     161,727  MBNA Corp.                                                                        3,689,397
              --------------------------------------------------------------
      24,500  MGIC Investment Corp.                                                               955,500
              --------------------------------------------------------------
      55,000  Marsh & McLennan Cos., Inc.                                                       3,052,500
              --------------------------------------------------------------


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

              Finance--continued

      56,100  Mellon Bank Corp.                                                            $    3,373,013
              --------------------------------------------------------------
      32,700  Mercantile Bancorporation, Inc.                                                   1,493,981
              --------------------------------------------------------------
      74,900  Merrill Lynch & Co., Inc.                                                         4,437,825
              --------------------------------------------------------------
     125,957  Morgan Stanley, Dean Witter & Co.                                                 8,155,716
              --------------------------------------------------------------
      70,900  National City Corp.                                                               4,559,756
              --------------------------------------------------------------
     164,700  Norwest Corp.                                                                     6,124,781
              --------------------------------------------------------------
      64,800  PNC Bank Corp.                                                                    3,240,000
              --------------------------------------------------------------
      15,600  Progressive Corp., Ohio                                                           2,297,100
              --------------------------------------------------------------
      29,100  Provident Cos., Inc.                                                                845,719
              --------------------------------------------------------------
      20,400  Providian Financial Corp.                                                         1,619,250
              --------------------------------------------------------------
      46,000  Regions Financial Corp.                                                           1,702,000
              --------------------------------------------------------------
      23,200  Republic New York Corp.                                                             970,050
              --------------------------------------------------------------
      30,300  SAFECO Corp.                                                                      1,312,369
              --------------------------------------------------------------
      36,000  SLM Holding Corp.                                                                 1,442,250
              --------------------------------------------------------------
      57,450  Schwab (Charles) Corp.                                                            2,754,009
              --------------------------------------------------------------
      50,752  St. Paul Cos., Inc.                                                               1,681,160
              --------------------------------------------------------------
      34,700  State Street Corp.                                                                2,164,413
              --------------------------------------------------------------
      37,400  Summit Bancorp                                                                    1,418,863
              --------------------------------------------------------------
      42,050  SunAmerica, Inc.                                                                  2,964,525
              --------------------------------------------------------------
      44,900  SunTrust Banks, Inc.                                                              3,128,969
              --------------------------------------------------------------
      56,250  Synovus Financial Corp.                                                           1,304,297
              --------------------------------------------------------------
      30,000  Torchmark Corp.                                                                   1,312,500
              --------------------------------------------------------------
      13,500  Transamerica Corp.                                                                1,404,000
              --------------------------------------------------------------
     159,765  U.S. Bancorp, Inc.                                                                5,831,423
              --------------------------------------------------------------
      29,700  UNUM Corp.                                                                        1,319,794
              --------------------------------------------------------------
      27,300  Union Planters Corp.                                                              1,267,744
              --------------------------------------------------------------
      44,400  Wachovia Corp.                                                                    4,034,850
              --------------------------------------------------------------
     127,476  Washington Mutual, Inc.                                                           4,772,383
              --------------------------------------------------------------
      18,266  Wells Fargo & Co.                                                                 6,758,420
              -------------------------------------------------------------------------------------------
                TOTAL                                                                         303,536,626

              -------------------------------------------------------------------------------------------
              Health Care--12.5%

              -------------------------------------------------------------------------------------------
     331,200  Abbott Laboratories                                                              15,545,700
              --------------------------------------------------------------
      31,055  Aetna Services, Inc.                                                              2,317,479
              --------------------------------------------------------------
      14,000  Allergan, Inc.                                                                      874,125
              --------------------------------------------------------------
      18,600  /2/Alza Corp.                                                                       890,475
              --------------------------------------------------------------



Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

              Health Care--continued

     283,000  American Home Products Corp.                                                 $   13,796,250
              --------------------------------------------------------------
      54,600  /2/Amgen, Inc.                                                                    4,289,513
              --------------------------------------------------------------
      12,200  Bard (C.R.), Inc.                                                                   520,788
              --------------------------------------------------------------
      11,800  Bausch & Lomb, Inc.                                                                 491,913
              --------------------------------------------------------------
      61,400  Baxter International, Inc.                                                        3,680,163
              --------------------------------------------------------------
      53,200  Becton, Dickinson & Co.                                                           2,241,050
              --------------------------------------------------------------
      24,000  Biomet, Inc.                                                                        814,500
              --------------------------------------------------------------
      42,100  /2/Boston Scientific Corp.                                                        2,291,819
              --------------------------------------------------------------
     213,900  Bristol-Myers Squibb Co.                                                         23,649,319
              --------------------------------------------------------------
      28,700  Cardinal Health, Inc.                                                             2,713,944
              --------------------------------------------------------------
     138,807  Columbia/HCA Healthcare Corp.                                                     2,914,947
              --------------------------------------------------------------
      32,400  Guidant Corp.                                                                     2,478,600
              --------------------------------------------------------------
      92,700  HBO & Co.                                                                         2,433,375
              --------------------------------------------------------------
      23,150  /2/HCR Manor Care, Inc.                                                             752,375
              --------------------------------------------------------------
      90,900  /2/HEALTHSOUTH Corp.                                                              1,102,163
              --------------------------------------------------------------
      35,900  /2/Humana, Inc.                                                                     679,856
              --------------------------------------------------------------
      35,700  IMS Health, Inc.                                                                  2,374,050
              --------------------------------------------------------------
     289,200  Johnson & Johnson                                                                23,569,800
              --------------------------------------------------------------
         536  /2/Ligand Pharmaceuticals, Inc., Warrants                                             2,881
              --------------------------------------------------------------
     236,900  Lilly (Eli) & Co.                                                                19,174,094
              --------------------------------------------------------------
     100,900  Medtronic, Inc.                                                                   6,558,500
              --------------------------------------------------------------
     256,100  Merck & Co., Inc.                                                                34,637,525
              --------------------------------------------------------------
     281,000  Pfizer, Inc.                                                                     30,154,813
              --------------------------------------------------------------
     109,255  Pharmacia & Upjohn, Inc.                                                          5,783,687
              --------------------------------------------------------------
     157,900  Schering Plough Corp.                                                            16,243,963
              --------------------------------------------------------------
       5,700  Shared Medical Systems Corp.                                                        284,288
              --------------------------------------------------------------
      18,141  /2/St. Jude Medical, Inc.                                                           512,483
              --------------------------------------------------------------
      66,300  /2/Tenet Healthcare Corp.                                                         1,852,256
              --------------------------------------------------------------
      42,000  United Healthcare Corp.                                                           1,829,625
              --------------------------------------------------------------
     176,500  Warner-Lambert Co.                                                               13,833,188
              -------------------------------------------------------------------------------------------
                TOTAL                                                                         241,289,507

              -------------------------------------------------------------------------------------------
              Producer Manufacturing--6.7%

       6,000  Aeroquip-Vickers, Inc.                                                              189,000
              --------------------------------------------------------------
     120,700  Allied-Signal, Inc.                                                               4,699,756
              --------------------------------------------------------------
       8,700  Armstrong World Industries, Inc.                                                    539,400
              --------------------------------------------------------------
      16,100  Case Corp.                                                                          354,200
              --------------------------------------------------------------


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

              Producer Manufacturing--continued

      78,400  Caterpillar, Inc.                                                            $    3,528,000
              --------------------------------------------------------------
      25,000  Cooper Industries, Inc.                                                           1,103,125
              --------------------------------------------------------------
      14,775  Crane Co.                                                                           425,705
              --------------------------------------------------------------
       8,200  Cummins Engine Co., Inc.                                                            279,825
              --------------------------------------------------------------
      52,700  Deere & Co.                                                                       1,864,263
              --------------------------------------------------------------
      47,700  Dover Corp.                                                                       1,514,475
              --------------------------------------------------------------
      94,700  Emerson Electric Co.                                                              6,250,200
              --------------------------------------------------------------
       7,300  /2/FMC Corp.                                                                        372,756
              --------------------------------------------------------------
     699,700  General Electric Co.                                                             61,223,750
              --------------------------------------------------------------
      10,278  Harnischfeger Industries, Inc.                                                       96,999
              --------------------------------------------------------------
      27,100  Honeywell, Inc.                                                                   2,164,613
              --------------------------------------------------------------
      25,400  ITT Industries, Inc.                                                                908,050
              --------------------------------------------------------------
      53,800  Illinois Tool Works, Inc.                                                         3,449,925
              --------------------------------------------------------------
      35,500  Ingersoll-Rand Co.                                                                1,792,750
              --------------------------------------------------------------
      18,200  Johnson Controls, Inc.                                                            1,023,750
              --------------------------------------------------------------
      24,700  Loews Corp.                                                                       2,320,256
              --------------------------------------------------------------
      73,200  Masco Corp.                                                                       2,063,325
              --------------------------------------------------------------
      12,900  McDermott International, Inc.                                                       378,131
              --------------------------------------------------------------
       8,600  Milacron Inc.                                                                       166,625
              --------------------------------------------------------------
      86,900  Minnesota Mining & Manufacturing Co.                                              6,952,000
              --------------------------------------------------------------
       1,748  NACCO Industries, Inc., Class A                                                     160,816
              --------------------------------------------------------------
       9,200  National Service Industries, Inc.                                                   330,050
              --------------------------------------------------------------
      15,570  /2/Navistar International Corp.                                                     325,024
              --------------------------------------------------------------
      16,680  PACCAR, Inc.                                                                        727,665
              --------------------------------------------------------------
      23,800  Parker-Hannifin Corp.                                                               850,850
              --------------------------------------------------------------
      59,000  Pitney Bowes, Inc.                                                                3,248,688
              --------------------------------------------------------------
      18,200  Raychem Corp.                                                                       556,238
              --------------------------------------------------------------
      36,500  Tenneco, Inc.                                                                     1,108,688
              --------------------------------------------------------------
      35,200  Textron, Inc.                                                                     2,618,000
              --------------------------------------------------------------
      35,700  /2/Thermo Electron Corp.                                                            711,769
              --------------------------------------------------------------
      12,200  Thomas & Betts Corp.                                                                545,188
              --------------------------------------------------------------
      13,500  Timken Co.                                                                          240,469
              --------------------------------------------------------------
     138,521  Tyco International Ltd.                                                           8,579,644
              --------------------------------------------------------------
      70,700  Xerox Corp.                                                                       6,849,063
              -------------------------------------------------------------------------------------------
                TOTAL                                                                         130,513,031

              -------------------------------------------------------------------------------------------


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued
              Retail Trade--5.7%

      52,900  Albertsons, Inc.                                                             $    2,939,256
              --------------------------------------------------------------
      59,000  American Stores Co.                                                               1,921,188
              --------------------------------------------------------------
      32,600  /2/AutoZone, Inc.                                                                   857,788
              --------------------------------------------------------------
      83,700  CVS Corp.                                                                         3,824,044
              --------------------------------------------------------------
      21,500  Circuit City Stores, Inc.                                                           778,031
              --------------------------------------------------------------
      23,100  /2/Consolidated Stores Corp.                                                        379,706
              --------------------------------------------------------------
      46,550  /2/Costco Cos., Inc.                                                              2,641,713
              --------------------------------------------------------------
      94,400  Dayton-Hudson Corp.                                                               4,000,200
              --------------------------------------------------------------
      23,800  Dillards, Inc., Class A                                                             739,288
              --------------------------------------------------------------
      39,750  Dollar General Corp.                                                                949,031
              --------------------------------------------------------------
      45,300  Federated Department Stores, Inc.                                                 1,741,219
              --------------------------------------------------------------
      84,500  Gap (The), Inc.                                                                   5,080,563
              --------------------------------------------------------------
       8,200  Great Atlantic & Pacific Tea Co., Inc.                                              192,700
              --------------------------------------------------------------
      15,200  Harcourt General, Inc.                                                              740,050
              --------------------------------------------------------------
     316,000  Home Depot, Inc.                                                                 13,746,000
              --------------------------------------------------------------
     105,900  /2/K Mart Corp.                                                                   1,495,838
              --------------------------------------------------------------
      34,000  /2/Kohl's Corp.                                                                   1,625,625
              --------------------------------------------------------------
      55,200  /2/Kroger Co., Inc.                                                               3,063,600
              --------------------------------------------------------------
      48,964  Limited, Inc.                                                                     1,254,703
              --------------------------------------------------------------
       8,300  Longs Drug Stores Corp.                                                             324,219
              --------------------------------------------------------------
      75,700  Lowe's Cos., Inc.                                                                 2,550,144
              --------------------------------------------------------------
      49,700  May Department Stores Co.                                                         3,031,700
              --------------------------------------------------------------
      33,100  /2/Meyer (Fred), Inc.                                                             1,764,644
              --------------------------------------------------------------
      32,000  Nordstrom, Inc.                                                                     874,000
              --------------------------------------------------------------
      54,400  Penney (J.C.) Co., Inc.                                                           2,584,000
              --------------------------------------------------------------
      13,600  Pep Boys-Manny Moe & Jack                                                           212,500
              --------------------------------------------------------------
      55,600  Rite Aid Corp.                                                                    2,206,625
              --------------------------------------------------------------
      84,400  Sears, Roebuck & Co.                                                              3,792,725
              --------------------------------------------------------------
      61,800  /2/Staples, Inc.                                                                  2,016,225
              --------------------------------------------------------------
      68,200  TJX Cos., Inc.                                                                    1,291,538
              --------------------------------------------------------------
      21,630  Tandy Corp.                                                                       1,072,037
              --------------------------------------------------------------
      59,300  /2/Toys 'R' Us, Inc.                                                              1,160,056
              --------------------------------------------------------------
     480,800  Wal-Mart Stores, Inc.                                                            33,175,200
              --------------------------------------------------------------
     107,000  Walgreen Co.                                                                      5,209,563
              --------------------------------------------------------------
      31,900  Winn-Dixie Stores, Inc.                                                           1,082,606
              -------------------------------------------------------------------------------------------
                TOTAL                                                                         110,318,325

              -------------------------------------------------------------------------------------------


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued
              Services--4.7%

      37,800  /2/AES Corp.                                                                 $    1,547,438
              --------------------------------------------------------------
      37,335  Browning-Ferris Industries, Inc.                                                  1,323,059
              --------------------------------------------------------------
     154,000  CBS Corp.                                                                         4,302,375
              --------------------------------------------------------------
     184,529  /2/Cendant Corp.                                                                  2,110,550
              --------------------------------------------------------------
      53,400  /2/Clear Channel Communications, Inc.                                             2,433,038
              --------------------------------------------------------------
      29,900  Darden Restaurants, Inc.                                                            493,350
              --------------------------------------------------------------
      17,400  Deluxe Corp.                                                                        563,325
              --------------------------------------------------------------
     440,600  Disney (Walt) Co.                                                                11,868,663
              --------------------------------------------------------------
      29,800  Donnelley (R.R.) & Sons Co.                                                       1,285,125
              --------------------------------------------------------------
      20,200  Dow Jones & Co.                                                                     925,413
              --------------------------------------------------------------
      36,500  Dun & Bradstreet Corp.                                                            1,035,688
              --------------------------------------------------------------
      31,800  Equifax, Inc.                                                                     1,230,263
              --------------------------------------------------------------
      17,000  Fluor Corp.                                                                         659,813
              --------------------------------------------------------------
       8,700  Foster Wheeler Corp.                                                                138,113
              --------------------------------------------------------------
      61,200  Gannett Co., Inc.                                                                 3,786,750
              --------------------------------------------------------------
      21,200  Grainger (W.W.), Inc.                                                               976,525
              --------------------------------------------------------------
      21,650  /2/Harrah's Entertainment, Inc.                                                     305,806
              --------------------------------------------------------------
      56,000  Hilton Hotels Corp.                                                               1,123,500
              --------------------------------------------------------------
      28,900  Ikon Office Solutions, Inc.                                                         272,744
              --------------------------------------------------------------
      29,250  Interpublic Group Cos., Inc.                                                      1,711,125
              --------------------------------------------------------------
      15,800  /2/King World Productions, Inc.                                                     414,750
              --------------------------------------------------------------
      17,000  Knight-Ridder, Inc.                                                                 865,938
              --------------------------------------------------------------
      70,500  Laidlaw, Inc.                                                                       665,344
              --------------------------------------------------------------
      53,600  Marriott International, Inc., Class A                                             1,440,500
              --------------------------------------------------------------
     147,200  McDonald's Corp.                                                                  9,844,000
              --------------------------------------------------------------
      21,400  McGraw-Hill Cos., Inc.                                                            1,924,663
              --------------------------------------------------------------
      11,300  Meredith Corp.                                                                      418,100
              --------------------------------------------------------------
      38,500  /2/Mirage Resorts, Inc.                                                             652,094
              --------------------------------------------------------------
      19,017  Moore Corp. Ltd.                                                                    215,130
              --------------------------------------------------------------
      41,200  New York Times Co., Class A                                                       1,163,900
              --------------------------------------------------------------
      36,500  Omnicom Group, Inc.                                                               1,804,469
              --------------------------------------------------------------
      35,100  Paychex, Inc.                                                                     1,746,225
              --------------------------------------------------------------
      55,300  Service Corp. International                                                       1,970,063
              --------------------------------------------------------------
      25,800  Super Valu Stores, Inc.                                                             619,200
              --------------------------------------------------------------
      72,600  Sysco Corp.                                                                       1,955,663
              --------------------------------------------------------------


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

              Services--continued

     128,840  Time Warner, Inc.                                                            $   11,957,963
              --------------------------------------------------------------
      19,000  Times Mirror Co., Class A                                                         1,053,313
              --------------------------------------------------------------
      26,200  Tribune Co.                                                                       1,509,775
              --------------------------------------------------------------
      32,830  /2/Tricon Global Restaurants, Inc.                                                1,428,105
              --------------------------------------------------------------
      76,968  /2/Viacom, Inc., Class B                                                          4,608,459
              --------------------------------------------------------------
     122,928  Waste Management, Inc.                                                            5,547,126
              --------------------------------------------------------------
      28,300  Wand's International, Inc.                                                          594,300
              -------------------------------------------------------------------------------------------
                TOTAL                                                                          90,491,743

              -------------------------------------------------------------------------------------------
              Technology--16.4%

      77,200  /2/3Com Corp.                                                                     2,784,025
              --------------------------------------------------------------
      46,980  AMP, Inc.                                                                         1,929,116
              --------------------------------------------------------------
      14,500  Adobe System, Inc.                                                                  538,313
              --------------------------------------------------------------
      30,400  /2/Advanced Micro Devices, Inc.                                                     685,900
              --------------------------------------------------------------
      18,962  /2/Andrew Corp.                                                                     310,503
              --------------------------------------------------------------
      29,000  /2/Apple Computer, Inc.                                                           1,076,625
              --------------------------------------------------------------
      78,800  /2/Applied Materials, Inc.                                                        2,733,375
              --------------------------------------------------------------
      46,600  /2/Ascend Communications, Inc.                                                    2,248,450
              --------------------------------------------------------------
      10,000  Autodesk, Inc.                                                                      311,875
              --------------------------------------------------------------
      64,700  Automatic Data Processing, Inc.                                                   5,034,469
              --------------------------------------------------------------
      44,400  /2/BMC Software, Inc.                                                             2,133,975
              --------------------------------------------------------------
     217,408  Boeing Co.                                                                        8,152,800
              --------------------------------------------------------------
      35,400  /2/Cabletron Systems, Inc.                                                          402,675
              --------------------------------------------------------------
      15,600  /2/Ceridian Corp.                                                                   895,050
              --------------------------------------------------------------
     334,400  /2/Cisco Systems, Inc.                                                           21,067,200
              --------------------------------------------------------------
     359,361  Compaq Computer Corp.                                                            11,364,792
              --------------------------------------------------------------
     120,662  Computer Associates International, Inc.                                           4,751,066
              --------------------------------------------------------------
      34,000  /2/Computer Sciences Corp.                                                        1,793,500
              --------------------------------------------------------------
      10,400  /2/Data General Corp.                                                               176,800
              --------------------------------------------------------------
     272,300  /2/Dell Computer Corp.                                                           17,835,650
              --------------------------------------------------------------
       9,700  EG & G, Inc.                                                                        243,713
              --------------------------------------------------------------
     107,400  /2/EMC Corp. Mass                                                                 6,913,875
              --------------------------------------------------------------
     105,800  Electronic Data Systems Corp.                                                     4,304,738
              --------------------------------------------------------------
      96,100  First Data Corp.                                                                  2,546,650
              --------------------------------------------------------------
      33,500  /2/Gateway 2000, Inc.                                                             1,869,719
              --------------------------------------------------------------
      27,240  General Dynamics Corp.                                                            1,612,268
              --------------------------------------------------------------
      32,400  /2/General Instrument Corp.                                                         832,275
              --------------------------------------------------------------


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

              Technology--continued

      17,100  Harris Corp.                                                                 $      599,569
              --------------------------------------------------------------
     223,500  Hewlett-Packard Co.                                                              13,451,906
              --------------------------------------------------------------
     361,300  Intel Corp.                                                                      32,223,444
              --------------------------------------------------------------
     200,700  International Business Machines Corp.                                            29,791,406
              --------------------------------------------------------------
      18,700  /2/KLA-Tencor Corp.                                                                 689,563
              --------------------------------------------------------------
      30,400  /2/LSI Logic Corp.                                                                  459,800
              --------------------------------------------------------------
      42,088  Lockheed Martin Corp.                                                             4,687,551
              --------------------------------------------------------------
     282,834  Lucent Technologies, Inc.                                                        22,679,751
              --------------------------------------------------------------
      15,700  Mallinckrodt, Inc.                                                                  447,450
              --------------------------------------------------------------
      45,800  Micron Technology, Inc.                                                           1,740,400
              --------------------------------------------------------------
     529,900  /2/Microsoft Corp.                                                               56,103,163
              --------------------------------------------------------------
     128,600  Motorola, Inc.                                                                    6,687,200
              --------------------------------------------------------------
      35,200  /2/National Semiconductor Corp.                                                     446,600
              --------------------------------------------------------------
     140,260  Northern Telecom Ltd.                                                             6,004,881
              --------------------------------------------------------------
      14,800  Northrop Grumman Corp.                                                            1,180,300
              --------------------------------------------------------------
      76,000  /2/Novell, Inc.                                                                   1,130,500
              --------------------------------------------------------------
     209,375  /2/Oracle Corp.                                                                   6,189,648
              --------------------------------------------------------------
      58,500  /2/Parametric Technology Corp.                                                      972,563
              --------------------------------------------------------------
      49,600  /2/Peoplesoft, Inc.                                                               1,050,900
              --------------------------------------------------------------
      10,600  Perkin-Elmer Corp.                                                                  893,713
              --------------------------------------------------------------
      72,900  Raytheon Co., Class B                                                             4,232,756
              --------------------------------------------------------------
      41,100  Rockwell International Corp.                                                      1,687,669
              --------------------------------------------------------------
      17,000  Scientific-Atlanta, Inc.                                                            253,938
              --------------------------------------------------------------
      52,000  /2/Seagate Technology, Inc.                                                       1,371,500
              --------------------------------------------------------------
      40,300  /2/Silicon Graphics, Inc.                                                           453,375
              --------------------------------------------------------------
      81,500  /2/Sun Microsystems, Inc.                                                         4,747,375
              --------------------------------------------------------------
      10,800  Tektronix, Inc.                                                                     193,050
              --------------------------------------------------------------
      41,700  /2/Tellabs, Inc.                                                                  2,293,500
              --------------------------------------------------------------
      83,900  Texas Instruments, Inc.                                                           5,364,356
              --------------------------------------------------------------
      54,700  /2/Unisys Corp.                                                                   1,456,388
              --------------------------------------------------------------
      49,000  United Technologies Corp.                                                         4,667,250
              -------------------------------------------------------------------------------------------
                TOTAL                                                                         318,700,862

              -------------------------------------------------------------------------------------------
              Transportation--1.0%

      39,200  /2/AMR Corp.                                                                      2,626,400
              --------------------------------------------------------------
     101,733  Burlington Northern Santa Fe                                                      3,141,006
              --------------------------------------------------------------


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

              Transportation--continued

      47,000  CSX Corp.                                                                    $    1,844,750
              --------------------------------------------------------------
      16,300  Delta Air Lines, Inc.                                                             1,720,669
              --------------------------------------------------------------
      31,740  /2/FDX Corp.                                                                      1,668,334
              --------------------------------------------------------------
      81,500  Norfolk Southern Corp.                                                            2,684,406
              --------------------------------------------------------------
      16,400  Ryder Systems, Inc.                                                                 403,850
              --------------------------------------------------------------
      72,250  Southwest Airlines Co.                                                            1,530,797
              --------------------------------------------------------------
      20,200  /2/U.S. Airways  Group, Inc.                                                      1,142,563
              --------------------------------------------------------------
      53,200  Union Pacific Corp.                                                               2,533,650
              -------------------------------------------------------------------------------------------
                TOTAL                                                                          19,296,425

              -------------------------------------------------------------------------------------------
              Utilities--11.6%

     388,478  AT&T Corp.                                                                       24,182,756
              --------------------------------------------------------------
     123,400  /2/Airtouch Communications, Inc.                                                  6,910,400
              --------------------------------------------------------------
      59,000  Alltel Corp.                                                                      2,761,938
              --------------------------------------------------------------
      29,400  Ameren Corp.                                                                      1,174,163
              --------------------------------------------------------------
      41,100  American Electric Power Co., Inc.                                                 2,011,331
              --------------------------------------------------------------
     237,100  Ameritech Corp.                                                                  12,788,581
              --------------------------------------------------------------
      31,950  Baltimore Gas & Electric Co.                                                      1,002,431
              --------------------------------------------------------------
     334,084  Bell Atlantic Corp.                                                              17,748,213
              --------------------------------------------------------------
     211,600  BellSouth Corp.                                                                  16,888,325
              --------------------------------------------------------------
      32,500  Carolina Power & Light Co.                                                        1,490,938
              --------------------------------------------------------------
      45,500  Central & SouthWest Corp.                                                         1,265,469
              --------------------------------------------------------------
      33,840  Cinergy Corp.                                                                     1,167,480
              --------------------------------------------------------------
      45,700  Coastal Corp.                                                                     1,610,925
              --------------------------------------------------------------
      17,850  Columbia Energy Group                                                             1,033,069
              --------------------------------------------------------------
      79,450  Comcast Corp., Class A                                                            3,922,844
              --------------------------------------------------------------
      50,300  Consolidated Edison Co.                                                           2,521,288
              --------------------------------------------------------------
      20,500  Consolidated Natural Gas Co.                                                      1,082,656
              --------------------------------------------------------------
      31,100  DTE Energy Co.                                                                    1,325,638
              --------------------------------------------------------------
      42,250  Dominion Resources, Inc.                                                          1,951,422
              --------------------------------------------------------------
      77,672  Duke Energy Corp.                                                                 5,024,408
              --------------------------------------------------------------
       4,800  Eastern Enterprises                                                                 197,100
              --------------------------------------------------------------
      76,100  Edison International                                                              2,007,138
              --------------------------------------------------------------
      70,900  Enron Corp.                                                                       3,739,975
              --------------------------------------------------------------
      53,000  Entergy Corp.                                                                     1,523,750
              --------------------------------------------------------------
      39,000  FPL Group, Inc.                                                                   2,439,938
              --------------------------------------------------------------
      51,000  FirstEnergy Corp.                                                                 1,530,000
              --------------------------------------------------------------


Shares                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

              Utilities--continued

      36,900  Frontier Corp.                                                               $    1,109,306
              --------------------------------------------------------------
      27,500  GPU, Inc.                                                                         1,185,938
              --------------------------------------------------------------
     207,300  GTE Corp.                                                                        12,165,919
              --------------------------------------------------------------
      63,651  Houston Industries, Inc.                                                          1,977,157
              --------------------------------------------------------------
     381,997  /2/MCI Worldcom, Inc.                                                            21,105,334
              --------------------------------------------------------------
     131,100  /2/MediaOne Group, Inc.                                                           5,547,169
              --------------------------------------------------------------
      61,400  /2/NEXTEL Communications, Inc., Class A                                           1,112,875
              --------------------------------------------------------------
      10,400  NICOR, Inc.                                                                         440,700
              --------------------------------------------------------------
      40,300  Niagara Mohawk Power Corp.                                                          589,388
              --------------------------------------------------------------
      32,600  Northern States Power Co.                                                           880,200
              --------------------------------------------------------------
       6,600  ONEOK, Inc.                                                                         226,050
              --------------------------------------------------------------
      82,200  P G & E Corp.                                                                     2,501,963
              --------------------------------------------------------------
      32,491  P P & L Resources, Inc.                                                             881,318
              --------------------------------------------------------------
      63,600  Pacificorp                                                                        1,212,375
              --------------------------------------------------------------
      47,700  Peco Energy Co.                                                                   1,845,394
              --------------------------------------------------------------
       7,600  Peoples Energy Corp.                                                                280,250
              --------------------------------------------------------------
      49,900  Public Service Enterprises Group, Inc.                                            1,896,200
              --------------------------------------------------------------
     420,746  SBC Communications, Inc.                                                         19,485,799
              --------------------------------------------------------------
      51,818  Sempra Energy                                                                     1,347,269
              --------------------------------------------------------------
      23,600  Sonat, Inc.                                                                         715,375
              --------------------------------------------------------------
     150,100  Southern Co.                                                                      4,230,944
              --------------------------------------------------------------
      92,500  Sprint Corp.                                                                      7,099,375
              --------------------------------------------------------------
     112,600  /2/Tele-Communications, Inc., Class A                                             4,743,275
              --------------------------------------------------------------
      60,125  Texas Utilities Co.                                                               2,630,415
              --------------------------------------------------------------
     107,855  U.S. West, Inc.                                                                   6,188,181
              --------------------------------------------------------------
      46,700  Unicom Corp.                                                                      1,760,006
              --------------------------------------------------------------
      91,400  Williams Cos., Inc. (The)                                                         2,507,788
              -------------------------------------------------------------------------------------------
                TOTAL                                                                         224,968,139

              -------------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS (IDENTIFIED COST $1,194,767,223)                        1,901,622,054
              -------------------------------------------------------------------------------------------


Principal

Amount                                                                                              Value

---------------------------------------------------------------------------------------------------------
              /3/SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.3%

 $ 5,500,000  United States Treasury Bill, 1/7/1999 (identified cost $5,426,048)           $    5,460,345
              -------------------------------------------------------------------------------------------
              /4/REPURCHASE AGREEMENT--1.7%

  33,425,000  Westdeutsche Landesbank Girozentrale, 5.42%, dated

              10/30/1998, due 11/2/1998 (at amortized cost)                                    33,425,000
              -------------------------------------------------------------------------------------------
              /5/Total Investments (identified cost $1,233,618,271)                        $1,940,507,399
              -------------------------------------------------------------------------------------------

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $40,616,100 at October 31, 1998, which represents 2.1% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 100.2%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $1,233,803,476.
  The net unrealized appreciation of investments on a federal tax basis amounts to $706,703,923 which is comprised of $743,886,153 appreciation and $37,182,230 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($1,938,718,957) at October 31, 1998.

The following acronym(s) are used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1998


Assets:

-----------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $1,233,618,271 and tax cost

$1,233,803,476)                                                                                        $1,940,507,399
-----------------------------------------------------------------------------------------
Income receivable                                                                                           1,929,741

-----------------------------------------------------------------------------------------
Receivable for shares sold                                                                                  8,833,315

-----------------------------------------------------------------------------------------
Receivable for daily variation margin                                                                         317,550

---------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                                                                           1,951,588,005

---------------------------------------------------------------------------------------------------------------------
Liabilities:

-----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $1,179,707

-----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                9,260,716

-----------------------------------------------------------------------------------------
Payable to Bank                                                                            2,132,708

-----------------------------------------------------------------------------------------
Accrued expenses                                                                             295,917

---------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                                                         12,869,048

---------------------------------------------------------------------------------------------------------------------
Net Assets for 84,679,467 shares outstanding                                                           $1,938,718,957
-----------------------------------------------------------------------------------------
Net Assets Consist of:

-----------------------------------------------------------------------------------------
Paid in capital                                                                                        $1,216,212,206

-----------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and futures

contracts                                                                                                 709,526,138

-----------------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                                         11,951,208
-----------------------------------------------------------------------------------------
Undistributed net investment income                                                                         1,029,405

---------------------------------------------------------------------------------------------------------------------
 TOTAL NET ASSETS                                                                                      $1,938,718,957

---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

-----------------------------------------------------------------------------------------
Institutional Shares:

-----------------------------------------------------------------------------------------
$1,445,175,075 (divide) 63,086,344 shares outstanding                                                          $22.91
---------------------------------------------------------------------------------------------------------------------
Institutional Service Shares:

-----------------------------------------------------------------------------------------
$477,759,740 (divide) 20,901,469 shares outstanding                                                            $22.86
---------------------------------------------------------------------------------------------------------------------
Class C Shares:

-----------------------------------------------------------------------------------------
$15,784,142 (divide) 691,654 shares outstanding                                                                $22.82
---------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1998


Investment Income:

-------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $144,101)                                                             $ 25,799,402
-------------------------------------------------------------------------------
Interest                                                                                                             4,536,016

------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME                                                                                                       30,335,418

------------------------------------------------------------------------------------------------------------------------------
Expenses:

-------------------------------------------------------------------------------
Investment advisory fee                                                                           $ 5,328,240
-------------------------------------------------------------------------------
Custodian fees                                                                                        107,961

-------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                              257,800
-------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                              15,275

-------------------------------------------------------------------------------
Auditing fees                                                                                          22,693

-------------------------------------------------------------------------------
Legal fees                                                                                              8,703

-------------------------------------------------------------------------------
Portfolio accounting fees                                                                             169,234

-------------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                                             1,135,050

-------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                              55,890

-------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                      3,475,695

-------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                                945,875

-------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                               18,630

-------------------------------------------------------------------------------
Share registration costs                                                                                3,422

-------------------------------------------------------------------------------
Printing and postage                                                                                   48,275

-------------------------------------------------------------------------------
Insurance premiums                                                                                     11,000

-------------------------------------------------------------------------------
Miscellaneous                                                                                          22,189

------------------------------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                                                                                    11,625,932

------------------------------------------------------------------------------------------------------------------------------
Waivers:

-------------------------------------------------------------------------------
Waiver of investment advisory fee                                                  $  (414,314)
-------------------------------------------------------------------------------
Waiver of distribution services fee Institutional Service Shares                      (832,370)
-------------------------------------------------------------------------------
Waiver of shareholder services fee Institutional Shares                             (3,475,695)
-------------------------------------------------------------------------------
Waiver of shareholder services fee Institutional Service Shares                       (113,505)
------------------------------------------------------------------------------------------------------------------------------
 TOTAL WAIVERS                                                                                     (4,835,884)

------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         6,790,048

------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               23,545,370

------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments and Futures Contracts:

------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                                              15,258,606
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets

and futures contracts                                                                                              284,412,168

------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and futures contracts                                              299,670,774
------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                                                    $323,216,144
------------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


Year Ended October 31                                                                           1998                 1997
-------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:

-------------------------------------------------------------------------------
Operations:

-------------------------------------------------------------------------------
Net investment income                                                                 $   23,545,370       $   20,091,885
-------------------------------------------------------------------------------
Net realized gain on investments and futures contracts ($18,621,157 and

$45,104,576, respectively, as computed for federal tax purposes)                          15,258,606           47,684,197
-------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts               284,412,168          237,223,689
-------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                          323,216,144          304,999,771
-------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:

-------------------------------------------------------------------------------
Distributions from net investment income

-------------------------------------------------------------------------------
Institutional Shares                                                                     (19,446,188)         (19,400,997)
-------------------------------------------------------------------------------
Institutional Service Shares                                                              (4,226,227)          (2,132,811)
-------------------------------------------------------------------------------
Class C Shares                                                                               (43,855)

-------------------------------------------------------------------------------
Distributions from net realized gains on investments and futures contracts

-------------------------------------------------------------------------------
Institutional Shares                                                                     (36,852,857)         (13,509,884)
-------------------------------------------------------------------------------
Institutional Service Shares                                                              (8,247,035)          (1,138,590)
-------------------------------------------------------------------------------
Class C Shares                                                                                  (554)

-------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                       (68,816,716)         (36,182,282)
-------------------------------------------------------------------------------------------------------------------------
 Share Transactions:

-------------------------------------------------------------------------------
Proceeds from sale of shares                                                           1,232,374,399          751,612,116
-------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of

distributions declared                                                                    40,899,081           17,547,453
-------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (977,021,217)        (608,777,760)
-------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                  296,252,263          160,381,809
-------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS                                                                    550,651,691          429,199,298
-------------------------------------------------------------------------------------------------------------------------
Net Assets:

-------------------------------------------------------------------------------
Beginning of period                                                                    1,388,067,266          958,867,968
-------------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $1,029,405 and

$1,160,137, respectively)                                                             $1,938,718,957       $1,388,067,266
-------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1998

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these repurchase agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The following reclassifications have been made to the financial statements.


                         Increase/(Decrease)

---------------------------------------------------------------------
Undistributed                      Accumulated             Paid in
Net Investment Income              Net Realized Gain       Capital

---------------------------------------------------------------------
$40,168                            $(1,293,585)            $1,253,417

---------------------------------------------------------------------

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 1998, the Fund had realized gains of $12,845,024 on future contracts.

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 1998, the Fund had outstanding futures contracts as set forth below:


                     Contracts

Expiration           to Deliver/                  Unrealized
Date                 Receive         Position     Appreciation

---------------------------------------------------------------
December 1998        147 S&P 500     Long         $2,637,010
                     Index Futures


Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:


Year Ended October 31                                             1998                          1997
---------------------------------------------------------------------------------------------------------------
Institutional Shares:                                      Shares         Amount         Shares         Amount

---------------------------------------------------------------------------------------------------------------
Shares sold                                            37,421,180   $ 818,155,777    30,235,597   $ 544,279,687

---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                  1,421,571      29,500,992       873,354      14,693,792
---------------------------------------------------------------------------------------------------------------
Shares redeemed                                       (33,733,666)   (751,275,289)  (31,244,017)   (559,167,698)
---------------------------------------------------------------------------------------------------------------
  NET CHANGE RESULTING FROM INSTITUTIONAL SHARE

  TRANSACTIONS                                          5,109,085   $  96,381,480      (135,066)  $    (194,219)
---------------------------------------------------------------------------------------------------------------

Year Ended October 31                                              1998                          1997
---------------------------------------------------------------------------------------------------------------
Institutional Service Shares:                              Shares          Amount        Shares          Amount

---------------------------------------------------------------------------------------------------------------
Shares sold                                            18,076,229   $ 397,272,246    11,212,771   $ 207,332,429
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                    546,583      11,354,168       165,190       2,853,661
---------------------------------------------------------------------------------------------------------------
Shares redeemed                                       (10,230,460)   (223,926,039)   (2,667,078)    (49,610,062)
---------------------------------------------------------------------------------------------------------------
  NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

  SHARE TRANSACTIONS                                    8,392,352   $ 184,700,375     8,710,883   $ 160,576,028
---------------------------------------------------------------------------------------------------------------

Year Ended October 31                                              1998                          1997
---------------------------------------------------------------------------------------------------------------
Class C Shares:                                            Shares          Amount        Shares          Amount

---------------------------------------------------------------------------------------------------------------
Shares sold                                               771,237   $  16,946,376            --              --
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                      1,948          43,921            --              --
---------------------------------------------------------------------------------------------------------------
Shares redeemed                                           (81,531)     (1,819,889)           --              --
---------------------------------------------------------------------------------------------------------------
  NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS    691,654   $  15,170,408            --              --
---------------------------------------------------------------------------------------------------------------
  NET CHANGE RESULTING FROM SHARE TRANSACTIONS         14,193,091   $ 296,252,263     8,575,817   $ 160,381,809
---------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Management, the Fund's manager (the "Manager"), receives for its services an annual investment advisory fee equal to 0.30% of the Fund's average daily net assets.

  The Manager has entered into a sub-management contract with Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"). The Manager shall pay the Sub-Manager a management advisory fee based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended October 31, 1998, Institutional Shares fully waived its Shareholder Services Fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.


                                               Percentage of
                                               Average Daily Net

Share Class Name                               Assets of Class

----------------------------------------------------------------
Institutional Service Shares                   0.30%

----------------------------------------------------------------
Class C Shares                                 0.75%

----------------------------------------------------------------

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:



----------------------------------------------------------------
Purchases                                       $316,843,502

----------------------------------------------------------------
Sales                                           $ 51,459,513
----------------------------------------------------------------

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF FEDERATED INDEX TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Max-Cap Fund (a portfolio of Federated Index Trust), as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Fund of Federated Index Trust at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, Massachusetts
December 21, 1998



A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



Federated

WORLD-CLASS INVESTMENT MANGER(SM)

Federated
Max-Cap Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES

P R O S P E C T U S

Federated(SM)

Federated Max-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061
Cusip 31420E106

0032104A-IS (12/98)

Federated is a registered mark             [RECYCLED

of Federated Investors, Inc.                 PAPER
1998 (C) Federated Investors, Inc.           LOGO]

           DECEMBER 31, 1998




   Federated Max-Cap Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SERVICE SHARES



A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.




Contents

Risk/Return Summary                                             1
What are the Fund's Fees and Expenses?                          2
What are the Fund's Investment Strategies?                      3
What are the Principal Securities in Which the Fund Invests?    3
What are the Specific Risks of Investing in the Fund?           3
What do Shares Cost?                                            4
How is the Fund Sold?                                           4
How to Purchase Shares                                          5
How to Redeem Shares                                            6
Account and Share Information                                   7
Who Manages the Fund?                                           8
Financial Information                                           9
December 31, 1998


Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index (the "Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests at least 80% of its assets in the large capitalization common stocks comprising the Index.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.



Stock Market Risks

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. Fluctuations in the Fund's portfolio may reflect changes in individual portfolio stocks or general changes in stock valuations and will result in changes in the Fund's share price. The Fund's investment manager (Manager) attempts to manage market risk through diversification by limiting the amount the Fund invests in each stock. Another risk of investing in the Fund includes sector risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares as of the calendar year-end for each of the last four years.

     The `y' axis reflects the "% Total Return" beginning with 0% and increasing in increments of 10% up to 40%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended December 31, 1997. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1997 are: 0.94%, 36.30%, 22.26% and 32.32%, respectively.

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return from January 1, 1998 to September 30, 1998 was 5.55%.

Within the period shown in the chart, the Fund's Institutional Service Shares highest quarterly return was 17.21% (quarter ended June 30, 1997). Its lowest quarterly return was (3.84%) (quarter ended March 31, 1994).

Average Annual Total Return

-----------------------------------------
                 Institutional
                Service Shares   S&P 500

-----------------------------------------
1 Year             32.32%          33.36%
5 Years               --           20.27%
Life of Fund1      20.87%          23.11%

1  Since inception date of September 7, 1993.

   The table shows the Fund's Institutional Service Shares average annual total returns averaged over a period of years relative to the Standard & Poor's 500 Index, a broad-based market index, for the calendar periods ending December 31, 1997.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's

Institutional Service Shares.

Shareholder Fees

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases

(as a percentage of offering price)......................................  None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as applicable)........  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)............  None
Redemption Fee (as a percentage of amount redeemed, if applicable).......  None
Exchange Fee.............................................................  None

Annual Fund Operating Expenses (before waivers)1

Expenses That are Deducted From Fund Assets
 (as a percentage of average net assets)

Management Fee2..........................................................  0.30%
Distribution (12b-1) Fee3................................................  0.30%
Shareholder Services Fee4................................................  0.25%
Other Expenses...........................................................  0.03%
Total Annual Fund Operating Expenses.....................................  0.88%
--------------------------------------------------------------------------------
1 Although not contractually obligated to do so, the adviser, distributor, and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

   Waiver of Fund Expenses...............................................  0.27%

   Total Actual Annual Fund Operating Expenses (after waivers)...........  0.61%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.28% for the year ended October 31, 1998.

3 The distribution (12b-1) fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.08% for the year ended October 31, 1998.

4 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.22% for the year ended October 31, 1998.

Example

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 Year  3 Years  5 Years  10 Years
-----------------------------------------------------------------
Institutional Service Shares    $90     $281     $488    $1,084
-----------------------------------------------------------------

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1998, the capitalization range of the Index was $537 million to $271.2 billion. As of the same date, the weighted median market capitalization of the Fund was $43.4 billion.


  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.

What are the Principal Securities in Which the Fund Invests?

Common Stocks

Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Stock Index Futures

Stock Index Futures provide for the future sale by one party and purchase by another party of a specified amount of an Index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

What are the Specific Risks of Investing in the Fund?

Stock Market Risks

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. This will result in changes in the Fund's share price.

Sector Risk

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. The more significant a sector is in the composition of the Index, the more the Fund's performance will be susceptible to any economic, business or other developments which generally affect that sector.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price).

  The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class C Shares, each representing interests in a single portfolio of securities.

  This prospectus relates only to Institutional Service Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different sales charges and marketing fees.



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL



 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

  In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).



DIRECTLY FROM THE FUND



 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.



By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600



If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:



 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.





How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.



THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). However, in order to maximize the Fund's ability to track the Index, investors are urged to contact their investment professional prior to 2:00 p.m. (Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.



DIRECTLY FROM THE FUND



By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV. However, in order to maximize the Fund's ability to track the Index, investors are urged to telephone the Fund prior to 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind



Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:



 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS



The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales.



  Please consult your tax adviser regarding your federal, state, and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Management. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Manager and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.



  The Manager receives an annual management fee equal to 0.30% of the Fund's average daily net assets. The Manager waives a portion of its fee or reimburses the Fund for certain operating expenses.

  The Manager delegates daily management of the Fund assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675.

  The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have, as of September 30, 1998, placed approximately $31.7 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 368 nationwide non-financial institution clients invest. In total, the Sub-Manager manages 78 commingled/common trust funds. Northern Trust is a bank-holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1998, total assets of Northern Trust were $28.1 billion and trust assets under administration were $1.1 trillion.

Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.




  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.


  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.




  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Manager is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements is included in this prospectus.

Financial HighlightsInstitutional Service Shares

(For a share outstanding throughout each period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 34.


Year Ended October 31               1998        1997     1996      1995          1994
---------------------------------------------------------------------------------------

Net Asset Value, Beginning

of Period                           $19.66     $15.47    $14.72   $ 12.02    $    12.24
Income from Investment Operations:
Net investment income               0.25         0.26      0.30      0.33          0.28/1/
Net realized and unrealized
gain on investments and
futures contracts                   3.82         4.45      2.79      2.69          0.11
---------------------------------------------------------------------------------------
  Total from investment

  operations                        4.07         4.71      3.09      3.02          0.39
---------------------------------------------------------------------------------------
Less Distributions:
Distributions from net

investment income                   (0.25)      (0.28)    (0.31)    (0.30)        (0.27)
Distributions from net
realized gain on investments

and futures contracts               (0.62)      (0.24)    (2.03)    (0.02)        (0.34)
---------------------------------------------------------------------------------------
  Total distributions               (0.87)      (0.52)    (2.34)    (0.32)        (0.61)
---------------------------------------------------------------------------------------
Net Asset Value, End

of Period                           $22.86     $19.66    $15.47   $ 14.72    $    12.02
---------------------------------------------------------------------------------------
Total Return/2/                     21.21%      31.07%    23.39%    25.52%         3.30%
---------------------------------------------------------------------------------------

Ratios to Average Net Assets:

---------------------------------------------------------------------------------------
Expenses                            0.61%        0.62%     0.61%     0.61%         0.62%
---------------------------------------------------------------------------------------
Net investment income               1.09%        1.36%     1.97%     2.55%         2.35%
---------------------------------------------------------------------------------------
Expense waiver/reimbursement/3/     0.27%        0.30%     0.31%     0.33%         0.26%
---------------------------------------------------------------------------------------
Supplemental Data:

---------------------------------------------------------------------------------------
Net assets, end of period

(000 omitted)                       $477,760 $245,986   $58,741   $35,195    $    8,617
---------------------------------------------------------------------------------------
Portfolio turnover                  3%             16%        3%       57%            2%
---------------------------------------------------------------------------------------

1 Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 1998


Shares                                                                                                                        Value

------------------------------------------------------------------------------------------------------------------------------------

                                    /1/COMMON STOCKS--98.1%
                                    Basic Industry--4.0%

                             8,700  ASARCO, Inc.                                                                     $      186,506
                            49,800  Air Products & Chemicals, Inc.                                                        1,879,950
                            48,700  Alcan Aluminum, Ltd.                                                                  1,232,719
                            41,992  Allegheny Teledyne, Inc.                                                                863,461
                            40,200  Aluminum Co. of America                                                               3,185,850
                           128,882  Archer-Daniels-Midland Co.                                                            2,150,718
                            23,200  2 Armco, Inc.                                                                           110,200
                            25,200  Avery Dennison Corp.                                                                  1,044,225
                             6,500  Ball Corp.                                                                              274,219
                            79,900  Barrick Gold Corp.                                                                    1,707,863
                            49,300  Battle Mountain Gold Co.                                                                268,069
                            11,400  Bemis Co., Inc.                                                                         423,225
                            27,900  2 Bethlehem Steel Corp.                                                                 251,100
                            12,100  Boise Cascade Corp.                                                                     338,800
                            20,600  Champion International Corp.                                                            657,913
                            49,900  Corning, Inc.                                                                         1,811,994
                            26,800  Crown Cork & Seal Co., Inc.                                                             854,250
                            20,050  Cyprus Amax Minerals                                                                    249,372
                            48,200  Dow Chemical Co.                                                                      4,512,725
                           243,400  Du Pont (E.I.) de Nemours & Co.                                                      13,995,500
                            17,025  Eastman Chemical Co.                                                                  1,000,219
                            27,680  Ecolab, Inc.                                                                            826,940
                            30,962  Engelhard Corp.                                                                         650,202
                            47,400  Fort James Corp.                                                                      1,910,813
                            38,000  Freeport-McMoRan Copper & Gold, Inc., Class B                                           467,875
                            20,100  Georgia-Pacific Corp.                                                                 1,040,175
                            15,900  Goodrich (B.F.) Co.                                                                     572,400
                            15,900  2 Grace (W.R.) & Co.                                                                    276,263
                            12,800  Great Lakes Chemical Corp.                                                              532,800
                            20,700  Hercules, Inc.                                                                          689,569
                            45,300  Homestake Mining Co.                                                                    537,938
                            35,800  Inco Ltd.                                                                               382,613
                            66,076  International Paper Co.                                                               3,068,404
                            23,500  Louisiana-Pacific Corp.                                                                 417,125
                            22,500  Mead Corp.                                                                              711,563
                             9,300  Millipore Corp.                                                                         229,013
                           129,200  Monsanto Co.                                                                          5,248,750
                            28,000  Morton International, Inc.                                                              696,500
                            14,300  Nalco Chemical Co.                                                                      442,406
                            35,957  Newmont Mining Corp.                                                                    764,086
                            18,800  Nucor Corporation                                                                       851,875
                            11,500  Owens Corning                                                                           417,594
                            33,400  2 Owens-Illinois, Inc.                                                                1,020,788
                            38,100  PPG Industries, Inc.                                                                  2,178,844
                            26,733  Pall Corp.                                                                              675,008
                            12,600  Phelps Dodge Corp.                                                                      726,075
                            51,920  Pioneer Hi-Bred International                                                         1,453,760
                            53,800  Placer Dome, Inc.                                                                       847,350
                             6,200  Potlatch Corp.                                                                          226,300
                            33,800  Praxair, Inc.                                                                         1,360,450
                            15,500  Reynolds Metals Co.                                                                     929,031
                            38,100  Rohm & Haas Co.                                                                       1,285,875
                            17,700  2 Sealed Air Corp.                                                                      627,244
                            37,100  Sherwin-Williams Co.                                                                    934,456
                            21,500  Sigma-Aldrich Corp.                                                                     664,484
                             4,300  Springs Industries, Inc., Class A                                                       152,113
                            22,608  Stone Container Corp.                                                                   216,189
                            12,100  Temple-Inland, Inc.                                                                     587,606
                            13,100  Tupperware Corp.                                                                        203,869
                            18,920  USX-U.S. Steel Group, Inc.                                                              439,890
                            14,900  Union Camp Corp.                                                                        640,700
                            29,100  Union Carbide Corp.                                                                   1,120,350
                            21,850  Westvaco Corp.                                                                          538,056
                            42,800  Weyerhaeuser Co.                                                                      2,003,575
                            23,800  Willamette Industries, Inc.                                                             737,800
                            20,750  Worthington Industries, Inc.                                                            281,422
                                      Total                                                                              77,585,017

------------------------------------------------------------------------------------------------------------------------------------
                                    Consumer Durables--2.8%

                            20,400  Black & Decker Corp.                                                                  1,054,425
                             5,300  Briggs & Stratton Corp.                                                                 249,100
                            21,400  Brunswick Corp.                                                                         415,963
                            12,700  Centex Corp.                                                                            425,450
                           139,070  Chrysler Corp.                                                                        6,692,744
                            16,900  Cooper Tire & Rubber Co.                                                                280,963
                            35,445  Dana Corp.                                                                            1,482,044
                            69,400  Eastman Kodak Co.                                                                     5,378,500
                            15,400  Eaton Corp.                                                                           1,042,388
                             7,800  Fleetwood Enterprises, Inc.                                                             251,550
                           260,600  Ford Motor Co.                                                                       14,137,550
                           140,700  General Motors Corp.                                                                  8,872,894
                            38,350  Genuine Parts Co.                                                                     1,208,025
                            33,800  Goodyear Tire & Rubber Co.                                                            1,820,975
                            28,500  Hasbro, Inc.                                                                            999,281
                             8,352  Jostens, Inc.                                                                           188,442
                             8,400  Kaufman & Broad Homes Corp.                                                             239,925
                            62,925  Mattel, Inc.                                                                          2,257,434
                            19,700  Maytag Corp.                                                                            973,919
                            35,000  Newell Co.                                                                            1,540,000
                             9,600  Polaroid Corp.                                                                          255,000
                             9,200  Pulte Corp.                                                                             236,900
                            32,100  Rubbermaid, Inc.                                                                      1,065,319
                                 1  2 SPX Corp.                                                                                  15
                            13,100  Snap-On Tools Corp.                                                                     464,231
                            19,100  Stanley Works                                                                           573,000
                            26,200  TRW, Inc.                                                                             1,491,763
                            16,300  Whirlpool Corp.                                                                         835,375
                                      Total                                                                              54,433,175

------------------------------------------------------------------------------------------------------------------------------------
                                    Consumer Non-Durables--10.1%

                            12,200  Alberto-Culver Co., Class B                                                             324,063
                            15,600  American Greetings Corp., Class A                                                       625,950
                           103,700  Anheuser-Busch Cos., Inc.                                                             6,163,669
                            56,600  Avon Products, Inc.                                                                   2,246,313
                            61,800  BestFoods                                                                             3,368,100
                            14,800  Brown-Forman Corp., Class B                                                           1,005,475
                            96,600  Campbell Soup Co.                                                                     5,149,988
                            22,300  Clorox Co.                                                                            2,436,275
                            87,000  Coca Cola Enterprises, Inc.                                                           3,137,438
                           530,200  Coca-Cola Co.                                                                        35,854,775
                            63,600  Colgate-Palmolive Co.                                                                 5,620,650
                           104,900  ConAgra, Inc.                                                                         3,192,894
                             7,900  Coors Adolph Co., Class B                                                               395,000
                            37,200  Fortune Brands, Inc.                                                                  1,229,925
                            15,700  2 Fruit of the Loom, Inc., Class A                                                      239,425
                            33,300  General Mills, Inc.                                                                   2,447,550
                           241,500  Gillette Co.                                                                         10,852,406
                            77,900  Heinz (H.J.) Co.                                                                      4,527,938
                            30,800  Hershey Foods Corp.                                                                   2,088,625
                            23,100  International Flavors & Fragrances, Inc.                                                864,806
                            87,500  Kellogg Co.                                                                           2,887,500
                           117,748  Kimberly-Clark Corp.                                                                  5,681,341
                            14,300  Liz Claiborne, Inc.                                                                     420,063
                            61,900  Nike, Inc., Class B                                                                   2,704,256
                           316,800  PepsiCo, Inc.                                                                        10,692,000
                           523,100  Philip Morris Cos., Inc.                                                             26,743,488
                           288,400  Procter & Gamble Co.                                                                 25,631,550
                            29,300  Quaker Oats Co.                                                                       1,730,531
                            69,900  RJR Nabisco Holdings Corp.                                                            1,996,519
                            67,100  Ralston Purina Co.                                                                    2,239,463
                            12,100  2 Reebok International Ltd.                                                             201,163
                             7,800  Russell Corp.                                                                           191,588
                           100,500  Sara Lee Corp.                                                                        5,998,594
                            74,500  Seagram Co. Ltd.                                                                      2,449,188
                            39,900  UST, Inc.                                                                             1,356,600
                           137,700  Unilever N.V., ADR                                                                   10,361,925
                            26,200  V.F. Corp.                                                                            1,095,488
                            28,900  2 Venator Group, Inc.                                                                   243,844
                            25,000  Wrigley (Wm.), Jr. Co.                                                                2,023,438
                                      Total                                                                             196,419,804

------------------------------------------------------------------------------------------------------------------------------------
                                    Energy Minerals--6.9%

                            19,700  Amerada-Hess Corp.                                                                    1,088,425
                           205,200  Amoco Corp.                                                                          11,516,850
                            25,600  Anadarko Petroleum Corp.                                                                867,200
                            21,200  Apache Corp.                                                                            600,225
                            16,400  Ashland, Inc.                                                                           789,250
                            69,100  Atlantic Richfield Co.                                                                4,759,263
                            68,290  Baker Hughes, Inc.                                                                    1,506,648
                            38,165  Burlington Resources, Inc.                                                            1,571,921
                           140,700  Chevron Corp.                                                                        11,467,050
                           524,400  Exxon Corp.                                                                          37,363,500
                            94,400  Halliburton Co.                                                                       3,392,500
                            10,800  Helmerich & Payne, Inc.                                                                 257,175
                            10,200  Kerr-McGee Corp.                                                                        406,725
                           168,100  Mobil Corp.                                                                          12,723,069
                            75,900  Occidental Petroleum Corp.                                                            1,508,513
                            22,700  2 Oryx Energy Co.                                                                       317,800
                            10,200  Pennzoil Co.                                                                            365,925
                            55,600  Phillips Petroleum Co.                                                                2,404,700
                            18,600  2 Rowan Companies, Inc.                                                                 270,863
                           461,200  Royal Dutch Petroleum Co., ADR                                                       22,714,100
                           117,000  Schlumberger Ltd.                                                                     6,142,500
                            20,137  Sun Co., Inc.                                                                           690,951
                           115,200  Texaco, Inc.                                                                          6,832,800
                            62,500  USXMarathon Group                                                                     2,042,969
                            54,394  Union Pacific Resources Group, Inc.                                                     707,122
                            51,900  Unocal Corp.                                                                          1,761,356
                                      Total                                                                             134,069,400

------------------------------------------------------------------------------------------------------------------------------------
                                    Finance--15.7%

                            36,350  AON Corp.                                                                             2,253,700
                           178,210  Allstate Corp.                                                                        7,674,168
                            98,200  American Express Co.                                                                  8,678,425
                            54,430  American General Corp.                                                                3,728,455
                           225,833  American International Group, Inc.                                                   19,252,263
                            74,466  Associates First Capital Corp., Class A                                               5,249,853
                            61,600  BB&T Corp.                                                                            2,198,350
                           251,886  Bank One Corp.                                                                       12,310,914
                           160,700  Bank of New York Co., Inc.                                                            5,072,094
                           373,692  BankAmerica Corp.                                                                    21,463,934
                            63,300  BankBoston Corp.                                                                      2,330,231
                            20,600  Bankers Trust New York Corp.                                                          1,293,938
                            24,500  Bear Stearns Cos., Inc.                                                                 874,344
                            22,900  Block (H&R), Inc.                                                                     1,026,206
                            45,700  CIGNA Corp.                                                                           3,333,244
                            14,200  Capital One Financial Corp.                                                           1,444,850
                           184,240  Chase Manhattan Corp.                                                                10,467,135
                            35,600  Chubb Corp.                                                                           2,189,400
                            36,000  Cincinnati Financial Corp.                                                            1,343,250
                           491,650  Citigroup, Inc.                                                                      23,138,278
                            33,450  Comerica, Inc.                                                                        2,157,525
                            67,161  Conseco, Inc.                                                                         2,329,647
                            23,900  Countrywide Credit Industries, Inc.                                                   1,032,181
                           145,900  Federal Home Loan Mortgage Corp.                                                      8,389,250
                           223,000  Federal National Mortgage Association                                                15,791,188
                            57,600  Fifth Third Bancorp                                                                   3,816,000
                           208,398  First Union Corp.                                                                    12,087,084
                           122,120  Fleet Financial Group, Inc.                                                           4,877,168
                            54,400  Franklin Resources, Inc.                                                              2,057,000
                            16,300  General RE Corp.                                                                      3,580,906
                            12,400  Golden West Financial Corp.                                                           1,124,525
                            50,200  Hartford Financial Services Group, Inc.                                               2,666,875
                           105,859  Household International, Inc.                                                         3,870,470
                            45,500  Huntington Bancshares, Inc.                                                           1,308,125
                            38,000  J.P. Morgan & Co., Inc.                                                               3,581,500
                            22,837  Jefferson-Pilot Corp.                                                                 1,387,348
                            94,600  KeyCorp                                                                               2,867,563
                            25,300  Lehman Brothers Holdings, Inc.                                                          959,819
                            21,600  Lincoln National Corp.                                                                1,638,900
                            21,300  MBIA Insurance Corporation                                                            1,301,963
                           161,727  MBNA Corp.                                                                            3,689,397
                            24,500  MGIC Investment Corp.                                                                   955,500
                            55,000  Marsh & McLennan Cos., Inc.                                                           3,052,500
                            56,100  Mellon Bank Corp.                                                                     3,373,013
                            32,700  Mercantile Bancorporation, Inc.                                                       1,493,981
                            74,900  Merrill Lynch & Co., Inc.                                                             4,437,825
                           125,957  Morgan Stanley, Dean Witter & Co.                                                     8,155,716
                            70,900  National City Corp.                                                                   4,559,756
                           164,700  Norwest Corp.                                                                         6,124,781
                            64,800  PNC Bank Corp.                                                                        3,240,000
                            15,600  Progressive Corp., Ohio                                                               2,297,100
                            29,100  Provident Cos., Inc.                                                                    845,719
                            20,400  Providian Financial Corp.                                                             1,619,250
                            46,000  Regions Financial Corp.                                                               1,702,000
                            23,200  Republic New York Corp.                                                                 970,050
                            30,300  SAFECO Corp.                                                                          1,312,369
                            36,000  SLM Holding Corp.                                                                     1,442,250
                            57,450  Schwab (Charles) Corp.                                                                2,754,009
                            50,752  St. Paul Cos., Inc.                                                                   1,681,160
                            34,700  State Street Corp.                                                                    2,164,413
                            37,400  Summit Bancorp                                                                        1,418,863
                            42,050  SunAmerica, Inc.                                                                      2,964,525
                            44,900  SunTrust Banks, Inc.                                                                  3,128,969
                            56,250  Synovus Financial Corp.                                                               1,304,297
                            30,000  Torchmark Corp.                                                                       1,312,500
                            13,500  Transamerica Corp.                                                                    1,404,000
                           159,765  U.S. Bancorp, Inc.                                                                    5,831,423
                            29,700  UNUM Corp.                                                                            1,319,794
                            27,300  Union Planters Corp.                                                                  1,267,744
                            44,400  Wachovia Corp.                                                                        4,034,850
                           127,476  Washington Mutual, Inc.                                                               4,772,383
                            18,266  Wells Fargo & Co.                                                                     6,758,420
                                      Total                                                                             303,536,626

------------------------------------------------------------------------------------------------------------------------------------
                                    Health Care--12.5%

                           331,200  Abbott Laboratories                                                                  15,545,700
                            31,055  Aetna Services, Inc.                                                                  2,317,479
                            14,000  Allergan, Inc.                                                                          874,125
                            18,600  2 Alza Corp.                                                                            890,475
                           283,000  American Home Products Corp.                                                         13,796,250
                            54,600  2 Amgen, Inc.                                                                         4,289,513
                            12,200  Bard (C.R.), Inc.                                                                       520,788
                            11,800  Bausch & Lomb, Inc.                                                                     491,913
                            61,400  Baxter International, Inc.                                                            3,680,163
                            53,200  Becton, Dickinson & Co.                                                               2,241,050
                            24,000  Biomet, Inc.                                                                            814,500
                            42,100  2 Boston Scientific Corp.                                                             2,291,819
                           213,900  Bristol-Myers Squibb Co.                                                             23,649,319
                            28,700  Cardinal Health, Inc.                                                                 2,713,944
                           138,807  Columbia/HCA Healthcare Corp.                                                         2,914,947
                            32,400  Guidant Corp.                                                                         2,478,600
                            92,700  HBO & Co.                                                                             2,433,375
                            23,150  2 HCR Manor Care, Inc.                                                                  752,375
                            90,900  2 HEALTHSOUTH Corp.                                                                   1,102,163
                            35,900  2 Humana, Inc.                                                                          679,856
                            35,700  IMS Health, Inc.                                                                      2,374,050
                           289,200  Johnson & Johnson                                                                    23,569,800
                               536  2 Ligand Pharmaceuticals, Inc., Warrants                                                  2,881
                           236,900  Lilly (Eli) & Co.                                                                    19,174,094
                           100,900  Medtronic, Inc.                                                                       6,558,500
                           256,100  Merck & Co., Inc.                                                                    34,637,525
                           281,000  Pfizer, Inc.                                                                         30,154,813
                           109,255  Pharmacia & Upjohn, Inc.                                                              5,783,687
                           157,900  Schering Plough Corp.                                                                16,243,963
                             5,700  Shared Medical Systems Corp.                                                            284,288
                            18,141  2 St. Jude Medical, Inc.                                                                512,483
                            66,300  2 Tenet Healthcare Corp.                                                              1,852,256
                            42,000  United Healthcare Corp.                                                               1,829,625
                           176,500  Warner-Lambert Co.                                                                   13,833,188
                                      Total                                                                             241,289,507
------------------------------------------------------------------------------------------------------------------------------------
                                    Producer Manufacturing--6.7%

                             6,000  Aeroquip-Vickers, Inc.                                                                  189,000
                           120,700  Allied-Signal, Inc.                                                                   4,699,756
                             8,700  Armstrong World

                                    Industries, Inc.                                                                        539,400
                            16,100  Case Corp.                                                                              354,200
                            78,400  Caterpillar, Inc.                                                                     3,528,000
                            25,000  Cooper Industries, Inc.                                                               1,103,125
                            14,775  Crane Co.                                                                               425,705
                             8,200  Cummins Engine Co., Inc.                                                                279,825
                            52,700  Deere & Co.                                                                           1,864,263
                            47,700  Dover Corp.                                                                           1,514,475
                            94,700  Emerson Electric Co.                                                                  6,250,200
                             7,300  2 FMC Corp.                                                                             372,756
                           699,700  General Electric Co.                                                                 61,223,750
                            10,278  Harnischfeger Industries, Inc.                                                           96,999
                            27,100  Honeywell, Inc.                                                                       2,164,613
                            25,400  ITT Industries, Inc.                                                                    908,050
                            53,800  Illinois Tool Works, Inc.                                                             3,449,925
                            35,500  Ingersoll-Rand Co.                                                                    1,792,750
                            18,200  Johnson Controls, Inc.                                                                1,023,750
                            24,700  Loews Corp.                                                                           2,320,256
                            73,200  Masco Corp.                                                                           2,063,325
                            12,900  McDermott International, Inc.                                                           378,131
                             8,600  Milacron Inc.                                                                           166,625
                            86,900  Minnesota Mining & Manufacturing Co.                                                  6,952,000
                             1,748  NACCO Industries, Inc., Class A                                                         160,816
                             9,200  National Service Industries, Inc.                                                       330,050
                            15,570  2 Navistar International Corp.                                                          325,024
                            16,680  PACCAR, Inc.                                                                            727,665
                            23,800  Parker-Hannifin Corp.                                                                   850,850
                            59,000  Pitney Bowes, Inc.                                                                    3,248,688
                            18,200  Raychem Corp.                                                                           556,238
                            36,500  Tenneco, Inc.                                                                         1,108,688
                            35,200  Textron, Inc.                                                                         2,618,000
                            35,700  2 Thermo Electron Corp.                                                                 711,769
                            12,200  Thomas & Betts Corp.                                                                    545,188
                            13,500  Timken Co.                                                                              240,469
                           138,521  Tyco International Ltd.                                                               8,579,644
                            70,700  Xerox Corp.                                                                           6,849,063
                                      Total                                                                             130,513,031

------------------------------------------------------------------------------------------------------------------------------------
                                    Retail Trade--5.7%

                            52,900  Albertsons, Inc.                                                                      2,939,256
                            59,000  American Stores Co.                                                                   1,921,188
                            32,600  2 AutoZone, Inc.                                                                        857,788
                            83,700  CVS Corp.                                                                             3,824,044
                            21,500  Circuit City Stores, Inc.                                                               778,031
                            23,100  2 Consolidated Stores Corp.                                                             379,706
                            46,550  2 Costco Cos., Inc.                                                                   2,641,713
                            94,400  Dayton-Hudson Corp.                                                                   4,000,200
                            23,800  Dillards, Inc., Class A                                                                 739,288
                            39,750  Dollar General Corp.                                                                    949,031
                            45,300  2 Federated Department Stores, Inc.                                                   1,741,219
                            84,500  Gap (The), Inc.                                                                       5,080,563
                             8,200  Great Atlantic & Pacific Tea Co., Inc.                                                  192,700
                            15,200  Harcourt General, Inc.                                                                  740,050
                           316,000  Home Depot, Inc.                                                                     13,746,000
                           105,900  2 K Mart Corp.                                                                        1,495,838
                            34,000  2 Kohl's Corp.                                                                        1,625,625
                            55,200  2 Kroger Co., Inc.                                                                    3,063,600
                            48,964  Limited, Inc.                                                                         1,254,703
                             8,300  Longs Drug Stores Corp.                                                                 324,219
                            75,700  Lowe's Cos., Inc.                                                                     2,550,144
                            49,700  May Department Stores Co.                                                             3,031,700
                            33,100  2 Meyer (Fred), Inc.                                                                  1,764,644
                            32,000  Nordstrom, Inc.                                                                         874,000
                            54,400  Penney (J.C.) Co., Inc.                                                               2,584,000
                            13,600  Pep Boys-Manny Moe & Jack                                                               212,500
                            55,600  Rite Aid Corp.                                                                        2,206,625
                            84,400  Sears, Roebuck & Co.                                                                  3,792,725
                            61,800  2 Staples, Inc.                                                                       2,016,225
                            68,200  TJX Cos., Inc.                                                                        1,291,538
                            21,630  Tandy Corp.                                                                           1,072,037
                            59,300  2 Toys 'R' Us, Inc.                                                                   1,160,056
                           480,800  Wal-Mart Stores, Inc.                                                                33,175,200
                           107,000  Walgreen Co.                                                                          5,209,563
                            31,900  Winn-Dixie Stores, Inc.                                                               1,082,606
                                      Total                                                                             110,318,325
------------------------------------------------------------------------------------------------------------------------------------
                                    Services--4.7%

                            37,800  2 AES Corp.                                                                           1,547,438
                            37,335  Browning-Ferris Industries, Inc.                                                      1,323,059
                           154,000  CBS Corp.                                                                             4,302,375
                           184,529  2 Cendant Corp.                                                                       2,110,550
                            53,400  2 Clear Channel Communications, Inc.                                                  2,433,038
                            29,900  Darden Restaurants, Inc.                                                                493,350
                            17,400  Deluxe Corp.                                                                            563,325
                           440,600  Disney (Walt) Co.                                                                    11,868,663
                            29,800  Donnelley (R.R.) & Sons Co.                                                           1,285,125
                            20,200  Dow Jones & Co.                                                                         925,413
                            36,500  Dun & Bradstreet Corp.                                                                1,035,688
                            31,800  Equifax, Inc.                                                                         1,230,263
                            17,000  Fluor Corp.                                                                             659,813
                             8,700  Foster Wheeler Corp.                                                                    138,113
                            61,200  Gannett Co., Inc.                                                                     3,786,750
                            21,200  Grainger (W.W.), Inc.                                                                   976,525
                            21,650  2 Harrah's Entertainment, Inc.                                                          305,806
                            56,000  Hilton Hotels Corp.                                                                   1,123,500
                            28,900  Ikon Office Solutions, Inc.                                                             272,744
                            29,250  Interpublic Group Cos., Inc.                                                          1,711,125
                            15,800  2 King World Productions, Inc.                                                          414,750
                            17,000  Knight-Ridder, Inc.                                                                     865,938
                            70,500  Laidlaw, Inc.                                                                           665,344
                            53,600  Marriott International, Inc., Class A                                                 1,440,500
                           147,200  McDonald's Corp.                                                                      9,844,000
                            21,400  McGraw-Hill Cos., Inc.                                                                1,924,663
                            11,300  Meredith Corp.                                                                          418,100
                            38,500  2  Mirage Resorts, Inc.                                                                 652,094
                            19,017  Moore Corp. Ltd.                                                                        215,130
                            41,200  New York Times Co., Class A                                                           1,163,900
                            36,500  Omnicom Group, Inc.                                                                   1,804,469
                            35,100  Paychex, Inc.                                                                         1,746,225
                            55,300  Service Corp. International                                                           1,970,063
                            25,800  Super Valu Stores, Inc.                                                                 619,200
                            72,600  Sysco Corp.                                                                           1,955,663
                           128,840  Time Warner, Inc.                                                                    11,957,963
                            19,000  Times Mirror Co., Class A                                                             1,053,313
                            26,200  Tribune Co.                                                                           1,509,775
                            32,830  2 Tricon Global Restaurants,  Inc.                                                    1,428,105
                            76,968  2 Viacom, Inc., Class B                                                               4,608,459
                           122,928  Waste Management, Inc.                                                                5,547,126
                            28,300  Wendy's International, Inc.                                                             594,300
                                      Total                                                                              90,491,743

------------------------------------------------------------------------------------------------------------------------------------
                                    Technology--16.4%

                            77,200  2 3Com Corp.                                                                          2,784,025
                            46,980  AMP, Inc.                                                                             1,929,116
                            14,500  Adobe System, Inc.                                                                      538,313
                            30,400  2  Advanced Micro Devices, Inc.                                                         685,900
                            18,962  2  Andrew Corp.                                                                         310,503
                            29,000  2  Apple Computer, Inc.                                                               1,076,625
                            78,800  2  Applied Materials, Inc.                                                            2,733,375
                            46,600  2  Ascend Communications, Inc.                                                        2,248,450
                            10,000  Autodesk, Inc.                                                                          311,875
                            64,700  Automatic Data Processing, Inc.                                                       5,034,469
                            44,400  2 BMC Software, Inc.                                                                  2,133,975
                           217,408  Boeing Co.                                                                            8,152,800
                            35,400  2 Cabletron Systems, Inc.                                                               402,675
                            15,600  2 Ceridian Corp.                                                                        895,050
                           334,400  2 Cisco Systems, Inc.                                                                21,067,200
                           359,361  Compaq Computer Corp.                                                                11,364,792
                           120,662  Computer Associates International, Inc.                                               4,751,066
                            34,000  2 Computer Sciences Corp.                                                             1,793,500
                            10,400  2 Data General Corp.                                                                    176,800
                           272,300  2 Dell Computer Corp.                                                                17,835,650
                             9,700  EG & G, Inc.                                                                            243,713
                           107,400  2 EMC Corp. Mass                                                                      6,913,875
                           105,800  Electronic Data Systems Corp.                                                         4,304,738
                            96,100  First Data Corp.                                                                      2,546,650
                            33,500  2 Gateway 2000, Inc.                                                                  1,869,719
                            27,240  General Dynamics Corp.                                                                1,612,268
                            32,400  2 General Instrument Corp.                                                              832,275
                            17,100  Harris Corp.                                                                            599,569
                           223,500  Hewlett-Packard Co.                                                                  13,451,906
                           361,300  Intel Corp.                                                                          32,223,444
                           200,700  International Business Machines Corp.                                                29,791,406
                            18,700  2 KLA-Tencor Corp.                                                                      689,563
                            30,400  2 LSI Logic Corp.                                                                       459,800
                            42,088  Lockheed Martin Corp.                                                                 4,687,551
                           282,834  Lucent Technologies, Inc.                                                            22,679,751
                            15,700  Mallinckrodt, Inc.                                                                      447,450
                            45,800  Micron Technology, Inc.                                                               1,740,400
                           529,900  2 Microsoft Corp.                                                                    56,103,163
                           128,600  Motorola, Inc.                                                                        6,687,200
                            35,200  2 National Semiconductor Corp.                                                          446,600
                           140,260  Northern Telecom Ltd.                                                                 6,004,881
                            14,800  Northrop Grumman Corp.                                                                1,180,300
                            76,000  2 Novell, Inc.                                                                        1,130,500
                           209,375  2 Oracle Corp.                                                                        6,189,648
                            58,500  2 Parametric Technology Corp.                                                           972,563
                            49,600  2 Peoplesoft, Inc.                                                                    1,050,900
                            10,600  Perkin-Elmer Corp.                                                                      893,713
                            72,900  Raytheon Co., Class B                                                                 4,232,756
                            41,100  Rockwell International Corp.                                                          1,687,669
                            17,000  Scientific-Atlanta, Inc.                                                                253,938
                            52,000  2 Seagate Technology, Inc.                                                            1,371,500
                            40,300  2 Silicon Graphics, Inc.                                                                453,375
                            81,500  2 Sun Microsystems, Inc.                                                              4,747,375
                            10,800  Tektronix, Inc.                                                                         193,050
                            41,700  2 Tellabs, Inc.                                                                       2,293,500
                            83,900  Texas Instruments, Inc.                                                               5,364,356
                            54,700  2 Unisys Corp.                                                                        1,456,388
                            49,000  United Technologies Corp.                                                             4,667,250
                                      Total                                                                             318,700,862

-----------------------------------------------------------------------------------------------------------------------------------
                                    Tranportation--1.0%

                            39,200  2 AMR Corp.                                                                           2,626,400
                           101,733  Burlington Northern Santa Fe                                                          3,141,006
                            47,000  CSX Corp.                                                                             1,844,750
                            16,300  Delta Air Lines, Inc.                                                                 1,720,669
                            31,740  2 FDX Corp.                                                                           1,668,334
                            81,500  Norfolk Southern Corp.                                                                2,684,406
                            16,400  Ryder Systems, Inc.                                                                     403,850
                            72,250  Southwest Airlines Co.                                                                1,530,797
                            20,200  2 U.S. Airways  Group, Inc.                                                           1,142,563
                            53,200  Union Pacific Corp.                                                                   2,533,650
                                      Total                                                                              19,296,425

------------------------------------------------------------------------------------------------------------------------------------
                                    Utilities--11.6%

                           388,478  AT&T Corp.                                                                           24,182,756
                           123,400  2 Airtouch Communications, Inc.                                                       6,910,400
                            59,000  Alltel Corp.                                                                          2,761,938
                            29,400  Ameren Corp.                                                                          1,174,163
                            41,100  American Electric Power Co., Inc.                                                     2,011,331
                           237,100  Ameritech Corp.                                                                      12,788,581
                            31,950  Baltimore Gas & Electric Co.                                                          1,002,431
                           334,084  Bell Atlantic Corp.                                                                  17,748,213
                           211,600  BellSouth Corp.                                                                      16,888,325
                            32,500  Carolina Power & Light Co.                                                            1,490,938
                            45,500  Central & SouthWest Corp.                                                             1,265,469
                            33,840  Cinergy Corp.                                                                         1,167,480
                            45,700  Coastal Corp.                                                                         1,610,925
                            17,850  Columbia Energy Group                                                                 1,033,069
                            79,450  Comcast Corp., Class A                                                                3,922,844
                            50,300  Consolidated Edison Co.                                                               2,521,288
                            20,500  Consolidated Natural Gas Co.                                                          1,082,656
                            31,100  DTE Energy Co.                                                                        1,325,638
                            42,250  Dominion Resources, Inc.                                                              1,951,422
                            77,672  Duke Energy Corp.                                                                     5,024,408
                             4,800  Eastern Enterprises                                                                     197,100
                            76,100  Edison International                                                                  2,007,138
                            70,900  Enron Corp.                                                                           3,739,975
                            53,000  Entergy Corp.                                                                         1,523,750
                            39,000  FPL Group, Inc.                                                                       2,439,938
                            51,000  FirstEnergy Corp.                                                                     1,530,000
                            36,900  Frontier Corp.                                                                        1,109,306
                            27,500  GPU, Inc.                                                                             1,185,938
                           207,300  GTE Corp.                                                                            12,165,919
                            63,651  Houston Industries, Inc.                                                              1,977,157
                           381,997  2 MCI Worldcom, Inc.                                                                 21,105,334
                           131,100  2 MediaOne Group, Inc.                                                                5,547,169
                            61,400  2 NEXTEL Communications, Inc., Class A                                                1,112,875
                            10,400  NICOR, Inc.                                                                             440,700
                            40,300  Niagara Mohawk Power Corp.                                                              589,388
                            32,600  Northern States Power Co.                                                               880,200
                             6,600  ONEOK, Inc.                                                                             226,050
                            82,200  P G & E Corp.                                                                         2,501,963
                            32,491  P P & L Resources, Inc.                                                                 881,318
                            63,600  Pacificorp                                                                            1,212,375
                            47,700  Peco Energy Co.                                                                       1,845,394
                             7,600  Peoples Energy Corp.                                                                    280,250
                            49,900  Public Service Enterprises Group, Inc.                                                1,896,200
                           420,746  SBC Communications, Inc.                                                             19,485,799
                            51,818  Sempra Energy                                                                         1,347,269
                            23,600  Sonat, Inc.                                                                             715,375
                           150,100  Southern Co.                                                                          4,230,944
                            92,500  Sprint Corp.                                                                          7,099,375
                           112,600  2 Tele-Communications, Inc., Class A                                                  4,743,275
                            60,125  Texas Utilities Co.                                                                   2,630,415
                           107,855  U.S. West, Inc.                                                                       6,188,181
                            46,700  Unicom Corp.                                                                          1,760,006
                            91,400  Williams Cos., Inc. (The)                                                             2,507,788
                                      Total                                                                             224,968,139

------------------------------------------------------------------------------------------------------------------------------------
                                      Total Common Stocks (identified cost $1,194,767,223)                            1,901,622,054
------------------------------------------------------------------------------------------------------------------------------------
                         Principal

                            Amount                                                                                   Value

------------------------------------------------------------------------------------------------------------------------------------
                                    3  SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.3%

                       $ 5,500,000  United States Treasury Bill, 1/7/1999 (identified cost $5,426,048)               $    5,460,345
------------------------------------------------------------------------------------------------------------------------------------
                                    4  REPURCHASE AGREEMENT--1.7%

                        33,425,000  Westdeutsche Landesbank Girozentrale, 5.42%, dated 10/30/1998, due 11/2/1998
                                     (at amortized cost)

                        33,425,000

------------------------------------------------------------------------------------------------------------------------------------
                                    5  Total Investments (identified cost $1,233,618,271)                             $1,940,507,399
------------------------------------------------------------------------------------------------------------------------------------

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $40,616,100 at October 31, 1998, which represents 2.1% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 100.2%.

2  Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $1,233,803,476. The net unrealized appreciation of investments on a federal tax basis amounts to $706,703,923 which is comprised of $743,886,153 appreciation and $37,182,230 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($1,938,718,957) at October 31, 1998.

The following acronym(s) are used throughout this portfolio:

ADR --American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
October 31, 1998


Assets:

--------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $1,233,618,271

and tax cost $1,233,803,476)                                                                         $1,940,507,399
--------------------------------------------------------------------------------
Income receivable                                                                                         1,929,741

--------------------------------------------------------------------------------
Receivable for shares sold                                                                                8,833,315

--------------------------------------------------------------------------------
Receivable for daily variation margin                                                                       317,550

-------------------------------------------------------------------------------------------------------------------
Total assets                                                                                          1,951,588,005

-------------------------------------------------------------------------------------------------------------------
Liabilities:

--------------------------------------------------------------------------------
Payable for investments purchased                                                  $    1,179,707
--------------------------------------------------------------------------------
Payable for shares redeemed                                                             9,260,716

--------------------------------------------------------------------------------
Payable to Bank                                                                         2,132,708

--------------------------------------------------------------------------------
Accrued expenses                                                                          295,917

-------------------------------------------------------------------------------------------------------------------
 Total liabilities                                                                                       12,869,048

-------------------------------------------------------------------------------------------------------------------
Net Assets for 84,679,467 shares outstanding                                                         $1,938,718,957
-------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:

--------------------------------------------------------------------------------
Paid in capital                                                                                      $1,216,212,206

--------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and

futures contracts                                                                                       709,526,138

--------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                                       11,951,208
---------------------------------------------------------------------------------
Undistributed net investment income                                                                       1,029,405

-------------------------------------------------------------------------------------------------------------------
 Total Net Assets                                                                                    $1,938,718,957

-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

--------------------------------------------------------------------------------
Institutional Shares:

--------------------------------------------------------------------------------
$1,445,175,075 (divide) 63,086,344 shares outstanding                                                        $22.91
-------------------------------------------------------------------------------------------------------------------
Institutional Service Shares:

--------------------------------------------------------------------------------
$477,759,740 (divide) 20,901,469 shares outstanding                                                          $22.86
-------------------------------------------------------------------------------------------------------------------
Class C Shares:

--------------------------------------------------------------------------------
$15,784,142 (divide) 691,654 shares outstanding                                                              $22.82
-------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 1998


Investment Income:

-----------------------------------------------------------------
Dividends (net of foreign taxes withheld of $144,101)                                                            $ 25,799,402
-----------------------------------------------------------------
Interest                                                                                                            4,536,016

-----------------------------------------------------------------------------------------------------------------------------
Total income                                                                                                       30,335,418

-----------------------------------------------------------------------------------------------------------------------------
Expenses:                                                                                $ 5,328,240
-----------------------------------------------------------------
Custodian fees                                                                               107,961

-----------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     257,800
-----------------------------------------------------------------
Directors'/Trustees' fees                                                                     15,275

-----------------------------------------------------------------
Auditing fees                                                                                 22,693

-----------------------------------------------------------------
Legal fees                                                                                     8,703

-----------------------------------------------------------------
Portfolio accounting fees                                                                    169,234

-----------------------------------------------------------------
Distribution services fee--Institutional

-----------------------------------------------------------------
Service Shares                                                                             1,135,050

-----------------------------------------------------------------
Distribution services fee--Class C Shares                                                     55,890

-----------------------------------------------------------------
Shareholder services fee--Institutional Shares                                             3,475,695

-----------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                       945,875

-----------------------------------------------------------------
Shareholder services fee--Class C Shares                                                      18,630

-----------------------------------------------------------------
Share registration costs                                                                       3,422

-----------------------------------------------------------------
Printing and postage                                                                          48,275

-----------------------------------------------------------------
Insurance premiums                                                                            11,000

-----------------------------------------------------------------
Miscellaneous                                                                                 22,189

-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                            11,625,932

-----------------------------------------------------------------------------------------------------------------------------
Waivers:

-----------------------------------------------------------------
Waiver of investment advisory fee                                  $  (414,314)
-----------------------------------------------------------------
Waiver of distribution services fee--Institutional Service Shares     (832,370)

-----------------------------------------------------------------
Waiver of shareholder services fee--Institutional Shares            (3,475,695)
-----------------------------------------------------------------
Waiver of shareholder services fee--Institutional Service Shares      (113,505)

-----------------------------------------------------------------------------------------------------------------------------
Total waivers                                                                             (4,835,884)

-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                        6,790,048

-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              23,545,370

-----------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments and Futures Contracts:

-----------------------------------------------------------------
Net realized gain on investments and futures contracts                                                             15,258,606
-----------------------------------------------------------------
Net change in unrealized appreciation of investments

and translation of assets and futures contracts                                                                   284,412,168
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and futures contracts                                             299,670,774
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                                                   $323,216,144
-----------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


Year Ended October 31                                                                   1998                     1997
------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

------------------------------------------------------------------------------------
Operations:

------------------------------------------------------------------------------------
Net investment income                                                                  $   23,545,370           $   20,091,885
------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts ($18,621,157 and $45,104,576,

respectively, as computed for federal tax purposes)                                        15,258,606               47,684,197
------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts                284,412,168              237,223,689
------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                          323,216,144              304,999,771
------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:

------------------------------------------------------------------------------------
Distributions from net investment income

------------------------------------------------------------------------------------
Institutional Shares                                                                      (19,446,188)             (19,400,997)
------------------------------------------------------------------------------------
Institutional Service Shares                                                               (4,226,227)              (2,132,811)
------------------------------------------------------------------------------------
Class C Shares                                                                                (43,855)                      --
------------------------------------------------------------------------------------
Distributions from net realized gains on investments and futures contracts

------------------------------------------------------------------------------------
Institutional Shares                                                                      (36,852,857)             (13,509,884)
------------------------------------------------------------------------------------
Institutional Service Shares                                                               (8,247,035)              (1,138,590)
------------------------------------------------------------------------------------
Class C Shares                                                                                   (554)

------------------------------------------------------------------------------------------------------------------------------
   CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                      (68,816,716)             (36,182,282)
------------------------------------------------------------------------------------------------------------------------------
Share Transactions:

------------------------------------------------------------------------------------
Proceeds from sale of shares                                                            1,232,374,399              751,612,116
------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of

distributions declared                                                                     40,899,081               17,547,453
------------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (977,021,217)            (608,777,760)
------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                  296,252,263              160,381,809
------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS                                                                    550,651,691              429,199,298
------------------------------------------------------------------------------------------------------------------------------
Net Assets:

------------------------------------------------------------------------------------
Beginning of period                                                                     1,388,067,266              958,867,968
------------------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $1,029,405

and $1,160,137, respectively)                                                          $1,938,718,957           $1,388,067,266
------------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 1998

Organization

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Index.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these repurchase agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The following reclassifications have been made to the financial statements.

          Increase/(Decrease)

--------------------------------------------------------------------------------
                                 Accumulated

Undistributed                    Net Realized        Paid in
Net Investment Income            Gain                Capital

--------------------------------------------------------------------------------
$40,168                          $(1,293,585)        $1,253,417
--------------------------------------------------------------------------------

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 1998, the Fund had realized gains of $12,845,024 on future contracts.

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 1998, the Fund had outstanding futures contracts as set forth below:

                 Contracts

Expiration       to Deliver/                 Unrealized
Date             Receive          Position   Appreciation

---------------------------------------------------------
December         147 S&P 500

1998             Index Futures    Long       $2,637,010
---------------------------------------------------------

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:



----------------------------------------------------------------------------------------------------
Year Ended October 31                                    1998                         1997
----------------------------------------------------------------------------------------------------
Institutional Shares                            Shares          Amount        Shares         Amount

----------------------------------------------------------------------------------------------------
Shares sold                                 37,421,180   $ 818,155,777    30,235,597   $ 544,279,687
----------------------------------------
Shares issued to shareholders in payment

of distributions declared                    1,421,571      29,500,992       873,354      14,693,792
----------------------------------------
Shares redeemed                            (33,733,666)   (751,275,289)  (31,244,017)   (559,167,698)
----------------------------------------------------------------------------------------------------
  NET CHANGE RESULTING FROM INSTITUTIONAL

  SHARE TRANSACTIONS                         5,109,085   $  96,381,480      (135,066)  $    (194,219)
----------------------------------------------------------------------------------------------------


Year Ended October 31                                    1998                        1997
Institutional Service Shares                      Shares         Amount        Shares        Amount
----------------------------------------------------------------------------------------------------
Shares sold                                   18,076,229   $ 397,272,246   11,212,771   $207,332,429

----------------------------------------
Shares issued to shareholders in payment

of distributions declared                        546,583      11,354,168      165,190      2,853,661
----------------------------------------
Shares redeemed                              (10,230,460)   (223,926,039)  (2,667,078)   (49,610,062)
----------------------------------------------------------------------------------------------------
 Net change resulting from Institutional

 service share transactions                    8,392,352   $ 184,700,375    8,710,883   $160,576,028
----------------------------------------------------------------------------------------------------


Year Ended October 31                                      1998                        1997
-----------------------------------------------------------------------------------------------------
Class C                                           Shares          Amount        Shares         Amount

-----------------------------------------------------------------------------------------------------
Shares sold                                      771,237    $ 16,946,376           --             --
----------------------------------------
Shares issued to shareholders in payment

of distributions declared                          1,948          43,921           --             --
----------------------------------------
Shares redeemed                                  (81,531)     (1,819,889)          --             --
----------------------------------------------------------------------------------------------------
  NET CHANGE RESULTING FROM

  CLASS C SHARE TRANSACTIONS                     691,654    $ 15,170,408           --             --
----------------------------------------------------------------------------------------------------
  NET CHANGE RESULTING FROM

  SHARE TRANSACTIONS                          14,193,091    $296,252,263   8,575,817    $160,381,809
----------------------------------------------------------------------------------------------------

Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee

Federated Management, the Fund's manager (the "Manager"), receives for its services an annual investment advisory fee equal to 0.30% of the Fund's average daily net assets.

  The Manager has entered into a sub-management contract with Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"). The Manager shall pay the Sub-Manager a management advisory fee based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended October 31, 1998, Institutional Shares fully waived its Shareholder Services Fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

                                      Percentage of
                                      Average Daily Net

Share Class Name                      Assets of Class

--------------------------------------------------------
Institutional Service Shares           0.30%

--------------------------------------------------------
Class C Shares                         0.75%

--------------------------------------------------------

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:

---------------------------------------------------------
Purchases                                    $316,843,502

---------------------------------------------------------
Sales                                        $ 51,459,513
---------------------------------------------------------

Year 2000 (Unaudited)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF FEDERATED INDEX TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Max-Cap Fund (a portfolio of Federated Index Trust), as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Fund of Federated Index Trust at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts

December 21, 1998

Federated

World-Class Investment Manager

Federated
Max-Cap Fund

A Portfolio of Federated Index Trust



INSTITUTIONAL SERVICE SHARES


PROSPECTUS

December 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Federated
Federated Max-Cap Fund
Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor



Investment Company Act File No. 811-6061


Cusip 31420E403

0032104A-SS (12/98)

Federated is a registered mark
of Federated Investors, Inc.

1998 (copyright)Federated Investors, Inc.

DECEMBER 31, 1998






FEDERATED MAX-CAP FUND

A Portfolio of Federated Index Trust



CLASS C SHARES



A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.





CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4



What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            4
What do Shares Cost?                                             5
How is the Fund Sold?                                            6
How to Purchase Shares                                           6
How to Redeem and Exchange Shares                                8
Account and Share Information                                   10
Who Manages the Fund?                                           11
Financial Information                                           12


DECEMBER 31, 1998

Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index (the

"Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in the large capitalization common stocks comprising the Index.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.



Stock Market Risks

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. Fluctuations in the Fund's portfolio may reflect changes in individual portfolio stocks or general changes in stock valuations and will result in changes in the Fund's share price. The Fund's investment manager (Manager) attempts to manage market risk through diversification by limiting the amount the Fund invests in each stock. Another risk of investing in the Fund includes sector risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table



     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of the last seven years.

     The `y' axis reflects the "% Total Return" beginning with 0% and increasing in increments of 10% up to 40%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended December 31, 1997. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 1997 are: 30.01%, 7.22%, 9.52%, 1.22%, 36.63%,
22.75%, 32.69%, respectively.

The total returns shown here are for Institutional Shares which is another class of shares offered by Federated Max-Cap Fund. Institutional Shares are not offered in this prospectus for the Fund's Class C Shares. The total returns for Institutional Shares are disclosed here because Class C Shares have only been offered since November 10, 1997. These total returns would be substantially similar to the annual returns for Class C Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class C Shares will exceed those of the Institutional Shares.



The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Institutional Shares total return from January 1, 1998 to September 30, 1998 was 5.81%.

Within the period shown in the chart, the Fund's Institutional Shares highest quarterly return was 17.39% (quarter ended June 30, 1997). Its lowest quarterly return was (3.86%) (quarter ended March 31, 1994).




Average Annual Total Return


Calendar Period               Institutional Shares      S&P 500
1 Year                               32.69%             33.36%
5 Years                              19.79%             20.27%
Life of Fund/1/                      17.15%             18.54%

 1  Since inception date of July 11, 1990.

 The table shows the Fund's Shares average annual total returns averaged over a period of years relative to the Standard & Poor's 500 Index, a broad-based market index, for the calendar periods ending December 31, 1997.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class C Shares.


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                            None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or                             1.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)                           None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                              None
Exchange Fee                                                                                                    None

Annual Fund Operating Expenses (before waivers)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/                                                                                               0.30%
Distribution (12b-1) Fee                                                                                        0.75%
Shareholder Services Fee                                                                                        0.25%
Other Expenses                                                                                                  0.04%
Total Annual Fund Operating Expenses                                                                            1.34%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998. Waiver of Fund Expenses 0.02% Total Actual Annual Fund Operating Expenses (after waivers) 1.32%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.28% for the year ended October 31, 1998.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Class C Shares             1 Year     3 Years      5 Years      10 Years
Expenses assuming           $236        $425         $734        $1,613
 redemption

Expenses assuming no        $136        $425         $734        $1,613
 redemption

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1998, the capitalization range of the Index was $537 million to $271.2 billion. As of the same date, the weighted median market capitalization of the Fund was $43.4 billion.

  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.

What are the Principal Securities in Which the Fund Invests?

Common Stocks

Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock Index Futures provide for the future sale by one party and purchase by another party of a specified amount of an Index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. This will result in changes in the Fund's share price.

SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. The more significant a sector is in the composition of the Index, the more the Fund's performance will be susceptible to any economic, business or other developments which generally affect that sector.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price).

  The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The Fund's current NAV and public offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                        Minimum           Maximum Sales Charge
                        Initial/

                       Subsequent
                       Investment
                       Amounts/1/

Shares Offered                            Front-End        Contingent
                                        Sales Charge        Deferred

                                                         Sales Charge/2/

Class C                $1,500/$100           None             1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

2  See "Sales Charge When You Redeem".

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:

 .  purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount; . that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals that did not receive advanced sales payments; or

 .  if after you purchase Shares you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 . if your redemption is a required retirement plan distribution; . upon the death of the last surviving shareholder(s).

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC;

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

 . then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class C Shares, each representing interests in a single portfolio of securities.

  This prospectus relates only to Class C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of the Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

  In order to maximize the Fund's ability to track the Index, investors are urged to transmit purchase requests prior to 2:00 p.m. (Eastern time).

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New

   Account Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all Shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund or if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days;

 .  a redemption is payable to someone other than the shareholder(s) of record;

   or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

 .  ensure that the account registrations are identical;
 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment manager may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.

Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Management. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

The Manager receives an annual management fee equal to 0.30% of the Fund's average daily net assets. The Manager waives a portion of its fee or reimburses the Fund for certain operating expenses.

The Manager delegates daily management of the Fund assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675.

The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have, as of September 30, 1998, placed approximately $31.7 billion in assets with the Sub- Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 368 nationwide non- financial institution clients invest. In total, the Sub- Manager manages 78 commingled/common trust funds. Northern Trust is a bank-holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1998, total assets of Northern Trust were $28.1 billion and trust assets under administration were $1.1 trillion.

Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Manager is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 37.


Period Ended October 31                                                                                     1998/1/

-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                        $ 19.81
---------------------------------------------------------------------------------------------------------
Income from Investment Operations:

---------------------------------------------------------------------------------------------------------
Net investment income                                                                                          0.12

---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and futures contracts                                          3.66
-----------------------------------------------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS                                                                              3.78

-----------------------------------------------------------------------------------------------------------------------
Less Distributions:

---------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                      (0.15)

---------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments and futures contracts                                     (0.62)
-----------------------------------------------------------------------------------------------------------------------
 TOTAL DISTRIBUTIONS                                                                                          (0.77)

-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                              $ 22.82
-----------------------------------------------------------------------------------------------------------------------
Total Return/2/                                                                                               19.57%

Ratios to Average Net Assets:

-----------------------------------------------------------------------------------------------------------------------
Expenses                                                                                                     1.32%/3/

-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                        0.35%/3/

-----------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement4                                                                                0.02%/3/

-----------------------------------------------------------------------------------------------------------------------
Supplemental Data:

-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                                     $15,784
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                                3%

-----------------------------------------------------------------------------------------------------------------------

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 1998


    Shares                                                                                         Value

-----------------------------------------------------------------------------------------------------------------
                 /1/COMMON STOCKS--98.1%
                 Basic Industry--4.0%

       8,700     ASARCO, Inc.                                                                     $      186,506
                 -------------------------------------------------------------------------------
      49,800     Air Products & Chemicals, Inc.                                                        1,879,950
                 -------------------------------------------------------------------------------
      48,700     Alcan Aluminum, Ltd.                                                                  1,232,719
                 -------------------------------------------------------------------------------
      41,992     Allegheny Teledyne, Inc.                                                                863,461
                 -------------------------------------------------------------------------------
      40,200     Aluminum Co. of America                                                               3,185,850
                 -------------------------------------------------------------------------------
     128,882     Archer-Daniels-Midland Co.                                                            2,150,718
                 -------------------------------------------------------------------------------
      23,200  /2/Armco, Inc.                                                                            110,200
                 -------------------------------------------------------------------------------
      25,200     Avery Dennison Corp.                                                                  1,044,225
                 -------------------------------------------------------------------------------
       6,500     Ball Corp.                                                                              274,219
                 -------------------------------------------------------------------------------
      79,900     Barrick Gold Corp.                                                                    1,707,863
                 -------------------------------------------------------------------------------
      49,300     Battle Mountain Gold Co.                                                                268,069
                 -------------------------------------------------------------------------------
      11,400     Bemis Co., Inc.                                                                         423,225
                 -------------------------------------------------------------------------------
      27,900  /2/Bethlehem Steel Corp.                                                                   251,100
                 -------------------------------------------------------------------------------
      12,100     Boise Cascade Corp.                                                                     338,800
                 -------------------------------------------------------------------------------
      20,600     Champion International Corp.                                                            657,913
                 -------------------------------------------------------------------------------
      49,900     Corning, Inc.                                                                         1,811,994
                 -------------------------------------------------------------------------------
      26,800     Crown Cork & Seal Co., Inc.                                                             854,250
                 -------------------------------------------------------------------------------
      20,050     Cyprus Amax Minerals                                                                    249,372
                 -------------------------------------------------------------------------------
      48,200     Dow Chemical Co.                                                                      4,512,725
                 -------------------------------------------------------------------------------
     243,400     Du Pont (E.I.) de Nemours & Co.                                                      13,995,500
                 -------------------------------------------------------------------------------
      17,025     Eastman Chemical Co.                                                                  1,000,219
                 -------------------------------------------------------------------------------
      27,680     Ecolab, Inc.                                                                            826,940
                 -------------------------------------------------------------------------------
      30,962     Engelhard Corp.                                                                         650,202
                 -------------------------------------------------------------------------------
      47,400     Fort James Corp.                                                                      1,910,813
                 -------------------------------------------------------------------------------
      38,000     Freeport-McMoRan Copper & Gold, Inc., Class B                                           467,875
                 -------------------------------------------------------------------------------
      20,100     Georgia-Pacific Corp.                                                                 1,040,175
                 -------------------------------------------------------------------------------
      15,900     Goodrich (B.F.) Co.                                                                     572,400
                 -------------------------------------------------------------------------------
      15,900  /2/Grace (W.R.) & Co.                                                                     276,263
                 -------------------------------------------------------------------------------
      12,800     Great Lakes Chemical Corp.                                                              532,800
                 -------------------------------------------------------------------------------
      20,700     Hercules, Inc.                                                                          689,569
                 -------------------------------------------------------------------------------
      45,300     Homestake Mining Co.                                                                    537,938
                 -------------------------------------------------------------------------------
      35,800     Inco Ltd.                                                                               382,613
                 -------------------------------------------------------------------------------

    Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

                 Basic Industry--continued

                 -------------------------------------------------------------------------------
      66,076     International Paper Co.                                                          $    3,068,404
                 -------------------------------------------------------------------------------
      23,500     Louisiana-Pacific Corp.                                                                 417,125
                 -------------------------------------------------------------------------------
      22,500     Mead Corp.                                                                              711,563
                 -------------------------------------------------------------------------------
       9,300     Millipore Corp.                                                                         229,013
                 -------------------------------------------------------------------------------
     129,200     Monsanto Co.                                                                          5,248,750
                 -------------------------------------------------------------------------------
      28,000     Morton International, Inc.                                                              696,500
                 -------------------------------------------------------------------------------
      14,300     Nalco Chemical Co.                                                                      442,406
                 -------------------------------------------------------------------------------
      35,957     Newmont Mining Corp.                                                                    764,086
                 -------------------------------------------------------------------------------
      18,800     Nucor Corporation                                                                       851,875
                 -------------------------------------------------------------------------------
      11,500     Owens Corning                                                                           417,594
                 -------------------------------------------------------------------------------
      33,400  /2/Owens-Illinois, Inc.                                                                  1,020,788
                 -------------------------------------------------------------------------------
      38,100     PPG Industries, Inc.                                                                  2,178,844
                 -------------------------------------------------------------------------------
      26,733     Pall Corp.                                                                              675,008
                 -------------------------------------------------------------------------------
      12,600     Phelps Dodge Corp.                                                                      726,075
                 -------------------------------------------------------------------------------
      51,920     Pioneer Hi-Bred International                                                         1,453,760
                 -------------------------------------------------------------------------------
      53,800     Placer Dome, Inc.                                                                       847,350
                 -------------------------------------------------------------------------------
       6,200     Potlatch Corp.                                                                          226,300
                 -------------------------------------------------------------------------------
      33,800     Praxair, Inc.                                                                         1,360,450
                 -------------------------------------------------------------------------------
      15,500     Reynolds Metals Co.                                                                     929,031
                 -------------------------------------------------------------------------------
      38,100     Rohm & Haas Co.                                                                       1,285,875
                 -------------------------------------------------------------------------------
      17,700  /2/Sealed Air Corp.                                                                        627,244
                 -------------------------------------------------------------------------------
      37,100     Sherwin-Williams Co.                                                                    934,456
                 -------------------------------------------------------------------------------
      21,500     Sigma-Aldrich Corp.                                                                     664,484
                 -------------------------------------------------------------------------------
       4,300     Springs Industries, Inc., Class A                                                       152,113
                 -------------------------------------------------------------------------------
      22,608     Stone Container Corp.                                                                   216,189
                 -------------------------------------------------------------------------------
      12,100     Temple-Inland, Inc.                                                                     587,606
                 -------------------------------------------------------------------------------
      13,100     Tupperware Corp.                                                                        203,869
                 -------------------------------------------------------------------------------
      18,920     USX-U.S. Steel Group, Inc.                                                              439,890
                 -------------------------------------------------------------------------------
      14,900     Union Camp Corp.                                                                        640,700
                 -------------------------------------------------------------------------------
      29,100     Union Carbide Corp.                                                                   1,120,350
                 -------------------------------------------------------------------------------
      21,850     Westvaco Corp.                                                                          538,056
                 -------------------------------------------------------------------------------
      42,800     Weyerhaeuser Co.                                                                      2,003,575
                 -------------------------------------------------------------------------------
      23,800     Willamette Industries, Inc.                                                             737,800
                 -------------------------------------------------------------------------------
      20,750     Worthington Industries, Inc.                                                            281,422
                 -----------------------------------------------------------------------------------------------
                   Total                                                                              77,585,017

                 -----------------------------------------------------------------------------------------------

      Shares                                                                                            Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued
                 Consumer Durables--2.8%

      20,400     Black & Decker Corp.                                                             $    1,054,425
                 -------------------------------------------------------------------------------
       5,300     Briggs & Stratton Corp.                                                                 249,100
                 -------------------------------------------------------------------------------
      21,400     Brunswick Corp.                                                                         415,963
                 -------------------------------------------------------------------------------
      12,700     Centex Corp.                                                                            425,450
                 -------------------------------------------------------------------------------
     139,070     Chrysler Corp.                                                                        6,692,744
                 -------------------------------------------------------------------------------
      16,900     Cooper Tire & Rubber Co.                                                                280,963
                 -------------------------------------------------------------------------------
      35,445     Dana Corp.                                                                            1,482,044
                 -------------------------------------------------------------------------------
      69,400     Eastman Kodak Co.                                                                     5,378,500
                 -------------------------------------------------------------------------------
      15,400     Eaton Corp.                                                                           1,042,388
                 -------------------------------------------------------------------------------
       7,800     Fleetwood Enterprises, Inc.                                                             251,550
                 -------------------------------------------------------------------------------
     260,600     Ford Motor Co.                                                                       14,137,550
                 -------------------------------------------------------------------------------
     140,700     General Motors Corp.                                                                  8,872,894
                 -------------------------------------------------------------------------------
      38,350     Genuine Parts Co.                                                                     1,208,025
                 -------------------------------------------------------------------------------
      33,800     Goodyear Tire & Rubber Co.                                                            1,820,975
                 -------------------------------------------------------------------------------
      28,500     Hasbro, Inc.                                                                            999,281
                 -------------------------------------------------------------------------------
       8,352     Jostens, Inc.                                                                           188,442
                 -------------------------------------------------------------------------------
       8,400     Kaufman & Broad Homes Corp.                                                             239,925
                 -------------------------------------------------------------------------------
      62,925     Mattel, Inc.                                                                          2,257,434
                 -------------------------------------------------------------------------------
      19,700     Maytag Corp.                                                                            973,919
                 -------------------------------------------------------------------------------
      35,000     Newell Co.                                                                            1,540,000
                 -------------------------------------------------------------------------------
       9,600     Polaroid Corp.                                                                          255,000
                 -------------------------------------------------------------------------------
       9,200     Pulte Corp.                                                                             236,900
                 -------------------------------------------------------------------------------
      32,100     Rubbermaid, Inc.                                                                      1,065,319
                 -------------------------------------------------------------------------------
           1  /2/SPX Corp.                                                                                    15
                 -------------------------------------------------------------------------------
      13,100     Snap-On Tools Corp.                                                                     464,231
                 -------------------------------------------------------------------------------
      19,100     Stanley Works                                                                           573,000
                 -------------------------------------------------------------------------------
      26,200     TRW, Inc.                                                                             1,491,763
                 -------------------------------------------------------------------------------
      16,300     Whirlpool Corp.                                                                         835,375
                 -----------------------------------------------------------------------------------------------
                   Total                                                                              54,433,175

                 -----------------------------------------------------------------------------------------------
                 Consumer Non-Durables--10.1%

      12,200     Alberto-Culver Co., Class B                                                             324,063
                 -------------------------------------------------------------------------------
      15,600     American Greetings Corp., Class A                                                       625,950
                 -------------------------------------------------------------------------------
     103,700     Anheuser-Busch Cos., Inc.                                                             6,163,669
                 -------------------------------------------------------------------------------
      56,600     Avon Products, Inc.                                                                   2,246,313
                 -------------------------------------------------------------------------------
      61,800     BestFoods                                                                             3,368,100
                 -------------------------------------------------------------------------------

      Shares                                                                                            Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

                 Consumer Non-Durables--continued

      14,800     Brown-Forman Corp., Class B                                                      $    1,005,475
                 -------------------------------------------------------------------------------
      96,600     Campbell Soup Co.                                                                     5,149,988
                 -------------------------------------------------------------------------------
      22,300     Clorox Co.                                                                            2,436,275
                 -------------------------------------------------------------------------------
      87,000     Coca Cola Enterprises, Inc.                                                           3,137,438
                 -------------------------------------------------------------------------------
     530,200     Coca-Cola Co.                                                                        35,854,775
                 -------------------------------------------------------------------------------
      63,600     Colgate-Palmolive Co.                                                                 5,620,650
                 -------------------------------------------------------------------------------
     104,900     ConAgra, Inc.                                                                         3,192,894
                 -------------------------------------------------------------------------------
       7,900     Coors Adolph Co., Class B                                                               395,000
                 -------------------------------------------------------------------------------
      37,200     Fortune Brands, Inc.                                                                  1,229,925
                 -------------------------------------------------------------------------------
      15,700   /2/Fruit of the Loom, Inc., Class A                                                       239,425
                 -------------------------------------------------------------------------------
      33,300     General Mills, Inc.                                                                   2,447,550
                 -------------------------------------------------------------------------------
     241,500     Gillette Co.                                                                         10,852,406
                 -------------------------------------------------------------------------------
      77,900     Heinz (H.J.) Co.                                                                      4,527,938
                 -------------------------------------------------------------------------------
      30,800     Hershey Foods Corp.                                                                   2,088,625
                 -------------------------------------------------------------------------------
      23,100     International Flavors & Fragrances, Inc.                                                864,806
                 -------------------------------------------------------------------------------
      87,500     Kellogg Co.                                                                           2,887,500
                 -------------------------------------------------------------------------------
     117,748     Kimberly-Clark Corp.                                                                  5,681,341
                 -------------------------------------------------------------------------------
      14,300     Liz Claiborne, Inc.                                                                     420,063
                 -------------------------------------------------------------------------------
      61,900     Nike, Inc., Class B                                                                   2,704,256
                 -------------------------------------------------------------------------------
     316,800     PepsiCo, Inc.                                                                        10,692,000
                 -------------------------------------------------------------------------------
     523,100     Philip Morris Cos., Inc.                                                             26,743,488
                 -------------------------------------------------------------------------------
     288,400     Procter & Gamble Co.                                                                 25,631,550
                 -------------------------------------------------------------------------------
      29,300     Quaker Oats Co.                                                                       1,730,531
                 -------------------------------------------------------------------------------
      69,900     RJR Nabisco Holdings Corp.                                                            1,996,519
                 -------------------------------------------------------------------------------
      67,100     Ralston Purina Co.                                                                    2,239,463
                 -------------------------------------------------------------------------------
      12,100   /2/Reebok International Ltd.                                                              201,163
                 -------------------------------------------------------------------------------
       7,800     Russell Corp.                                                                           191,588
                 -------------------------------------------------------------------------------
     100,500     Sara Lee Corp.                                                                        5,998,594
                 -------------------------------------------------------------------------------
      74,500     Seagram Co. Ltd.                                                                      2,449,188
                 -------------------------------------------------------------------------------
      39,900     UST, Inc.                                                                             1,356,600
                 -------------------------------------------------------------------------------
     137,700     Unilever N.V., ADR                                                                   10,361,925
                 -------------------------------------------------------------------------------
      26,200     V.F. Corp.                                                                            1,095,488
                 -------------------------------------------------------------------------------
      28,900   /2/Venator Group, Inc.                                                                    243,844
                 -------------------------------------------------------------------------------
      25,000     Wrigley (Wm.), Jr. Co.                                                                2,023,438
                 -----------------------------------------------------------------------------------------------
                   Total                                                                             196,419,804

                 -----------------------------------------------------------------------------------------------


      Shares                                                                                            Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued
                 Energy Minerals6.9%

      19,700     Amerada-Hess Corp.                                                               $    1,088,425
                 -------------------------------------------------------------------------------
     205,200     Amoco Corp.                                                                          11,516,850
                 -------------------------------------------------------------------------------
      25,600     Anadarko Petroleum Corp.                                                                867,200
                 -------------------------------------------------------------------------------
      21,200     Apache Corp.                                                                            600,225
                 -------------------------------------------------------------------------------
      16,400     Ashland, Inc.                                                                           789,250
                 -------------------------------------------------------------------------------
      69,100     Atlantic Richfield Co.                                                                4,759,263
                 -------------------------------------------------------------------------------
      68,290     Baker Hughes, Inc.                                                                    1,506,648
                 -------------------------------------------------------------------------------
      38,165     Burlington Resources, Inc.                                                            1,571,921
                 -------------------------------------------------------------------------------
     140,700     Chevron Corp.                                                                        11,467,050
                 -------------------------------------------------------------------------------
     524,400     Exxon Corp.                                                                          37,363,500
                 -------------------------------------------------------------------------------
      94,400     Halliburton Co.                                                                       3,392,500
                 -------------------------------------------------------------------------------
      10,800     Helmerich & Payne, Inc.                                                                 257,175
                 -------------------------------------------------------------------------------
      10,200     Kerr-McGee Corp.                                                                        406,725
                 -------------------------------------------------------------------------------
     168,100     Mobil Corp.                                                                          12,723,069
                 -------------------------------------------------------------------------------
      75,900     Occidental Petroleum Corp.                                                            1,508,513
                 -------------------------------------------------------------------------------
      22,700   /2/Oryx Energy Co.                                                                        317,800
                 -------------------------------------------------------------------------------
      10,200     Pennzoil Co.                                                                            365,925
                 -------------------------------------------------------------------------------
      55,600     Phillips Petroleum Co.                                                                2,404,700
                 -------------------------------------------------------------------------------
      18,600  /2/Rowan Companies, Inc.                                                                   270,863
                 -------------------------------------------------------------------------------
     461,200     Royal Dutch Petroleum Co., ADR                                                       22,714,100
                 -------------------------------------------------------------------------------
     117,000     Schlumberger Ltd.                                                                     6,142,500
                 -------------------------------------------------------------------------------
      20,137     Sun Co., Inc.                                                                           690,951
                 -------------------------------------------------------------------------------
     115,200     Texaco, Inc.                                                                          6,832,800
                 -------------------------------------------------------------------------------
      62,500     USXMarathon Group                                                                     2,042,969
                 -------------------------------------------------------------------------------
      54,394     Union Pacific Resources Group, Inc.                                                     707,122
                 -------------------------------------------------------------------------------
      51,900     Unocal Corp.                                                                          1,761,356
                 -----------------------------------------------------------------------------------------------
                   Total                                                                             134,069,400

                 -----------------------------------------------------------------------------------------------

                 Finance--15.7%

      36,350     AON Corp.                                                                             2,253,700
                 -------------------------------------------------------------------------------
     178,210     Allstate Corp.                                                                        7,674,168
                 -------------------------------------------------------------------------------
      98,200     American Express Co.                                                                  8,678,425
                 -------------------------------------------------------------------------------
      54,430     American General Corp.                                                                3,728,455
                 -------------------------------------------------------------------------------
     225,833     American International Group, Inc.                                                   19,252,263
                 -------------------------------------------------------------------------------
      74,466     Associates First Capital Corp., Class A                                               5,249,853
                 -------------------------------------------------------------------------------
      61,600     BB&T Corp.                                                                            2,198,350
                 -------------------------------------------------------------------------------

      Shares                                                                                           Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

                 Finance--continued

     251,886     Bank One Corp.                                                                   $   12,310,914
                 -------------------------------------------------------------------------------
     160,700     Bank of New York Co., Inc.                                                            5,072,094
                 -------------------------------------------------------------------------------
     373,692     BankAmerica Corp.                                                                    21,463,934
                 -------------------------------------------------------------------------------
      63,300     BankBoston Corp.                                                                      2,330,231
                 -------------------------------------------------------------------------------
      20,600     Bankers Trust New York Corp.                                                          1,293,938
                 -------------------------------------------------------------------------------
      24,500     Bear Stearns Cos., Inc.                                                                 874,344
                 -------------------------------------------------------------------------------
      22,900     Block (H&R), Inc.                                                                     1,026,206
                 -------------------------------------------------------------------------------
      45,700     CIGNA Corp.                                                                           3,333,244
                 -------------------------------------------------------------------------------
      14,200     Capital One Financial Corp.                                                           1,444,850
                 -------------------------------------------------------------------------------
     184,240     Chase Manhattan Corp.                                                                10,467,135
                 -------------------------------------------------------------------------------
      35,600     Chubb Corp.                                                                           2,189,400
                 -------------------------------------------------------------------------------
      36,000     Cincinnati Financial Corp.                                                            1,343,250
                 -------------------------------------------------------------------------------
     491,650     Citigroup, Inc.                                                                      23,138,278
                 -------------------------------------------------------------------------------
      33,450     Comerica, Inc.                                                                        2,157,525
                 -------------------------------------------------------------------------------
      67,161     Conseco, Inc.                                                                         2,329,647
                 -------------------------------------------------------------------------------
      23,900     Countrywide Credit Industries, Inc.                                                   1,032,181
                 -------------------------------------------------------------------------------
     145,900     Federal Home Loan Mortgage Corp.                                                      8,389,250
                 -------------------------------------------------------------------------------
     223,000     Federal National Mortgage Association                                                15,791,188
                 -------------------------------------------------------------------------------
      57,600     Fifth Third Bancorp                                                                   3,816,000
                 -------------------------------------------------------------------------------
     208,398     First Union Corp.                                                                    12,087,084
                 -------------------------------------------------------------------------------
     122,120     Fleet Financial Group, Inc.                                                           4,877,168
                 -------------------------------------------------------------------------------
      54,400     Franklin Resources, Inc.                                                              2,057,000
                 -------------------------------------------------------------------------------
      16,300     General RE Corp.                                                                      3,580,906
                 -------------------------------------------------------------------------------
      12,400     Golden West Financial Corp.                                                           1,124,525
                 -------------------------------------------------------------------------------
      50,200     Hartford Financial Services Group, Inc.                                               2,666,875
                 -------------------------------------------------------------------------------
     105,859     Household International, Inc.                                                         3,870,470
                 -------------------------------------------------------------------------------
      45,500     Huntington Bancshares, Inc.                                                           1,308,125
                 -------------------------------------------------------------------------------
      38,000     J.P. Morgan & Co., Inc.                                                               3,581,500
                 -------------------------------------------------------------------------------
      22,837     Jefferson-Pilot Corp.                                                                 1,387,348
                 -------------------------------------------------------------------------------
      94,600     KeyCorp                                                                               2,867,563
                 -------------------------------------------------------------------------------
      25,300     Lehman Brothers Holdings, Inc.                                                          959,819
                 -------------------------------------------------------------------------------
      21,600     Lincoln National Corp.                                                                1,638,900
                 -------------------------------------------------------------------------------
      21,300     MBIA Insurance Corporation                                                            1,301,963
                 -------------------------------------------------------------------------------
     161,727     MBNA Corp.                                                                            3,689,397
                 -------------------------------------------------------------------------------
      24,500     MGIC Investment Corp.                                                                   955,500
                 -------------------------------------------------------------------------------
      55,000     Marsh & McLennan Cos., Inc.                                                           3,052,500
                 -------------------------------------------------------------------------------

      Shares                                                                                          Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

                 Finance--continued

      56,100     Mellon Bank Corp.                                                                $    3,373,013
                 -------------------------------------------------------------------------------
      32,700     Mercantile Bancorporation, Inc.                                                       1,493,981
                 -------------------------------------------------------------------------------
      74,900     Merrill Lynch & Co., Inc.                                                             4,437,825
                 -------------------------------------------------------------------------------
     125,957     Morgan Stanley, Dean Witter & Co.                                                     8,155,716
                 -------------------------------------------------------------------------------
      70,900     National City Corp.                                                                   4,559,756
                 -------------------------------------------------------------------------------
     164,700     Norwest Corp.                                                                         6,124,781
                 -------------------------------------------------------------------------------
      64,800     PNC Bank Corp.                                                                        3,240,000
                 -------------------------------------------------------------------------------
      15,600     Progressive Corp., Ohio                                                               2,297,100
                 -------------------------------------------------------------------------------
      29,100     Provident Cos., Inc.                                                                    845,719
                 -------------------------------------------------------------------------------
      20,400     Providian Financial Corp.                                                             1,619,250
                 -------------------------------------------------------------------------------
      46,000     Regions Financial Corp.                                                               1,702,000
                 -------------------------------------------------------------------------------
      23,200     Republic New York Corp.                                                                 970,050
                 -------------------------------------------------------------------------------
      30,300     SAFECO Corp.                                                                          1,312,369
                 -------------------------------------------------------------------------------
      36,000     SLM Holding Corp.                                                                     1,442,250
                 -------------------------------------------------------------------------------
      57,450     Schwab (Charles) Corp.                                                                2,754,009
                 -------------------------------------------------------------------------------
      50,752     St. Paul Cos., Inc.                                                                   1,681,160
                 -------------------------------------------------------------------------------
      34,700     State Street Corp.                                                                    2,164,413
                 -------------------------------------------------------------------------------
      37,400     Summit Bancorp                                                                        1,418,863
                 -------------------------------------------------------------------------------
      42,050     SunAmerica, Inc.                                                                      2,964,525
                 -------------------------------------------------------------------------------
      44,900     SunTrust Banks, Inc.                                                                  3,128,969
                 -------------------------------------------------------------------------------
      56,250     Synovus Financial Corp.                                                               1,304,297
                 -------------------------------------------------------------------------------
      30,000     Torchmark Corp.                                                                       1,312,500
                 -------------------------------------------------------------------------------
      13,500     Transamerica Corp.                                                                    1,404,000
                 -------------------------------------------------------------------------------
     159,765     U.S. Bancorp, Inc.                                                                    5,831,423
                 -------------------------------------------------------------------------------
      29,700     UNUM Corp.                                                                            1,319,794
                 -------------------------------------------------------------------------------
      27,300     Union Planters Corp.                                                                  1,267,744
                 -------------------------------------------------------------------------------
      44,400     Wachovia Corp.                                                                        4,034,850
                 -------------------------------------------------------------------------------
     127,476     Washington Mutual, Inc.                                                               4,772,383
                 -------------------------------------------------------------------------------
      18,266     Wells Fargo & Co.                                                                     6,758,420
                 -----------------------------------------------------------------------------------------------
                   Total                                                                             303,536,626

                 -----------------------------------------------------------------------------------------------

                 Health Care--12.5%

     331,200     Abbott Laboratories                                                                  15,545,700
                 -------------------------------------------------------------------------------
      31,055     Aetna Services, Inc.                                                                  2,317,479
                 -------------------------------------------------------------------------------
      14,000     Allergan, Inc.                                                                          874,125
                 -------------------------------------------------------------------------------
      18,600  /2/Alza Corp.                                                                             890,475
                 -------------------------------------------------------------------------------


      Shares                                                                                            Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

                 Health Care--continued

     283,000     American Home Products Corp.                                                     $   13,796,250
                 -------------------------------------------------------------------------------
      54,600  /2/Amgen, Inc.                                                                           4,289,513
                 -------------------------------------------------------------------------------
      12,200     Bard (C.R.), Inc.                                                                       520,788
                 -------------------------------------------------------------------------------
      11,800     Bausch & Lomb, Inc.                                                                     491,913
                 -------------------------------------------------------------------------------
      61,400     Baxter International, Inc.                                                            3,680,163
                 -------------------------------------------------------------------------------
      53,200     Becton, Dickinson & Co.                                                               2,241,050
                 -------------------------------------------------------------------------------
      24,000     Biomet, Inc.                                                                            814,500
                 -------------------------------------------------------------------------------
      42,100   /2/Boston Scientific Corp.                                                              2,291,819
                 -------------------------------------------------------------------------------
     213,900     Bristol-Myers Squibb Co.                                                             23,649,319
                 -------------------------------------------------------------------------------
      28,700     Cardinal Health, Inc.                                                                 2,713,944
                 -------------------------------------------------------------------------------
     138,807     Columbia/HCA Healthcare Corp.                                                         2,914,947
                 -------------------------------------------------------------------------------
      32,400     Guidant Corp.                                                                         2,478,600
                 -------------------------------------------------------------------------------
      92,700     HBO & Co.                                                                             2,433,375
                 -------------------------------------------------------------------------------
      23,150  /2/HCR Manor Care, Inc.                                                                    752,375
                 -------------------------------------------------------------------------------
      90,900  /2/HEALTHSOUTH Corp.                                                                     1,102,163
                 -------------------------------------------------------------------------------
      35,900  /2/Humana, Inc.                                                                            679,856
                 -------------------------------------------------------------------------------
      35,700     IMS Health, Inc.                                                                      2,374,050
                 -------------------------------------------------------------------------------
     289,200     Johnson & Johnson                                                                    23,569,800
                 -------------------------------------------------------------------------------
         536  /2/Ligand Pharmaceuticals, Inc., Warrants                                                    2,881
                 -------------------------------------------------------------------------------
     236,900     Lilly (Eli) & Co.                                                                    19,174,094
                 -------------------------------------------------------------------------------
     100,900     Medtronic, Inc.                                                                       6,558,500
                 -------------------------------------------------------------------------------
     256,100     Merck & Co., Inc.                                                                    34,637,525
                 -------------------------------------------------------------------------------
     281,000     Pfizer, Inc.                                                                         30,154,813
                 -------------------------------------------------------------------------------
     109,255     Pharmacia & Upjohn, Inc.                                                              5,783,687
                 -------------------------------------------------------------------------------
     157,900     Schering Plough Corp.                                                                16,243,963
                 -------------------------------------------------------------------------------
       5,700     Shared Medical Systems Corp.                                                            284,288
                 -------------------------------------------------------------------------------
      18,141  /2/St. Jude Medical, Inc.                                                                  512,483
                 -------------------------------------------------------------------------------
      66,300  /2/Tenet Healthcare Corp.                                                                1,852,256
                 -------------------------------------------------------------------------------
      42,000     United Healthcare Corp.                                                               1,829,625
                 -------------------------------------------------------------------------------
     176,500     Warner-Lambert Co.                                                                   13,833,188
                 -----------------------------------------------------------------------------------------------
                   Total                                                                             241,289,507

                 -----------------------------------------------------------------------------------------------
                 Producer Manufacturing--6.7%

       6,000     Aeroquip-Vickers, Inc.                                                                  189,000
                 -------------------------------------------------------------------------------
     120,700     Allied-Signal, Inc.                                                                   4,699,756
                 -------------------------------------------------------------------------------
       8,700     Armstrong World Industries, Inc.                                                        539,400
                 -------------------------------------------------------------------------------
      16,100     Case Corp.                                                                              354,200
                 -------------------------------------------------------------------------------

      Shares                                                                                            Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

                 Producer Manufacturing--continued

      78,400     Caterpillar, Inc.                                                                $    3,528,000
                 -------------------------------------------------------------------------------
      25,000     Cooper Industries, Inc.                                                               1,103,125
                 -------------------------------------------------------------------------------
      14,775     Crane Co.                                                                               425,705
                 -------------------------------------------------------------------------------
       8,200     Cummins Engine Co., Inc.                                                                279,825
                 -------------------------------------------------------------------------------
      52,700     Deere & Co.                                                                           1,864,263
                 -------------------------------------------------------------------------------
      47,700     Dover Corp.                                                                           1,514,475
                 -------------------------------------------------------------------------------
      94,700     Emerson Electric Co.                                                                  6,250,200
                 -------------------------------------------------------------------------------
       7,300  /2/FMC Corp.                                                                              372,756
                 -------------------------------------------------------------------------------
     699,700     General Electric Co.                                                                 61,223,750
                 -------------------------------------------------------------------------------
      10,278     Harnischfeger Industries, Inc.                                                           96,999
                 -------------------------------------------------------------------------------
      27,100     Honeywell, Inc.                                                                       2,164,613
                 -------------------------------------------------------------------------------
      25,400     ITT Industries, Inc.                                                                    908,050
                 -------------------------------------------------------------------------------
      53,800     Illinois Tool Works, Inc.                                                             3,449,925
                 -------------------------------------------------------------------------------
      35,500     Ingersoll-Rand Co.                                                                    1,792,750
                 -------------------------------------------------------------------------------
      18,200     Johnson Controls, Inc.                                                                1,023,750
                 -------------------------------------------------------------------------------
      24,700     Loews Corp.                                                                           2,320,256
                 -------------------------------------------------------------------------------
      73,200     Masco Corp.                                                                           2,063,325
                 -------------------------------------------------------------------------------
      12,900     McDermott International, Inc.                                                           378,131
                 -------------------------------------------------------------------------------
       8,600     Milacron Inc.                                                                           166,625
                 -------------------------------------------------------------------------------
      86,900     Minnesota Mining & Manufacturing Co.                                                  6,952,000
                 -------------------------------------------------------------------------------
       1,748     NACCO Industries, Inc., Class A                                                         160,816
                 -------------------------------------------------------------------------------
       9,200     National Service Industries, Inc.                                                       330,050
                 -------------------------------------------------------------------------------
      15,570  /2/Navistar International Corp.                                                            325,024
                 -------------------------------------------------------------------------------
      16,680     PACCAR, Inc.                                                                            727,665
                 -------------------------------------------------------------------------------
      23,800     Parker-Hannifin Corp.                                                                   850,850
                 -------------------------------------------------------------------------------
      59,000     Pitney Bowes, Inc.                                                                    3,248,688
                 -------------------------------------------------------------------------------
      18,200     Raychem Corp.                                                                           556,238
                 -------------------------------------------------------------------------------
      36,500     Tenneco, Inc.                                                                         1,108,688
                 -------------------------------------------------------------------------------
      35,200     Textron, Inc.                                                                         2,618,000
                 -------------------------------------------------------------------------------
      35,700  /2/Thermo Electron Corp.                                                                   711,769
                 -------------------------------------------------------------------------------
      12,200     Thomas & Betts Corp.                                                                    545,188
                 -------------------------------------------------------------------------------
      13,500     Timken Co.                                                                              240,469
                 -------------------------------------------------------------------------------
     138,521     Tyco International Ltd.                                                               8,579,644
                 -------------------------------------------------------------------------------
      70,700     Xerox Corp.                                                                           6,849,063
                 -----------------------------------------------------------------------------------------------
                   Total                                                                             130,513,031

                 -----------------------------------------------------------------------------------------------

      Shares                                                                                            Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued
                 Retail Trade--5.7%

      52,900     Albertsons, Inc.                                                                 $    2,939,256
                 -------------------------------------------------------------------------------
      59,000     American Stores Co.                                                                   1,921,188
                 -------------------------------------------------------------------------------
      32,600  /2/AutoZone, Inc.                                                                          857,788
                 -------------------------------------------------------------------------------
      83,700     CVS Corp.                                                                             3,824,044
                 -------------------------------------------------------------------------------
      21,500     Circuit City Stores, Inc.                                                               778,031
                 -------------------------------------------------------------------------------
      23,100  /2/Consolidated Stores Corp.                                                               379,706
                 -------------------------------------------------------------------------------
      46,550  /2/Costco Cos., Inc.                                                                     2,641,713
                 -------------------------------------------------------------------------------
      94,400     Dayton-Hudson Corp.                                                                   4,000,200
                 -------------------------------------------------------------------------------
      23,800     Dillards, Inc., Class A                                                                 739,288
                 -------------------------------------------------------------------------------
      39,750     Dollar General Corp.                                                                    949,031
                 -------------------------------------------------------------------------------
      45,300  /2/Federated Department Stores, Inc.                                                     1,741,219
                 -------------------------------------------------------------------------------
      84,500     Gap (The), Inc.                                                                       5,080,563
                 -------------------------------------------------------------------------------
       8,200     Great Atlantic & Pacific Tea Co., Inc.                                                  192,700
                 -------------------------------------------------------------------------------
      15,200     Harcourt General, Inc.                                                                  740,050
                 -------------------------------------------------------------------------------
     316,000     Home Depot, Inc.                                                                     13,746,000
                 -------------------------------------------------------------------------------
     105,900  /2/K Mart Corp.                                                                          1,495,838
                 -------------------------------------------------------------------------------
      34,000  /2/Kohl's Corp.                                                                          1,625,625
                 -------------------------------------------------------------------------------
      55,200  /2/Kroger Co., Inc.                                                                      3,063,600
                 -------------------------------------------------------------------------------
      48,964     Limited, Inc.                                                                         1,254,703
                 -------------------------------------------------------------------------------
       8,300     Longs Drug Stores Corp.                                                                 324,219
                 -------------------------------------------------------------------------------
      75,700     Lowe's Cos., Inc.                                                                     2,550,144
                 -------------------------------------------------------------------------------
      49,700     May Department Stores Co.                                                             3,031,700
                 -------------------------------------------------------------------------------
      33,100  /2/Meyer (Fred), Inc.                                                                    1,764,644
                 -------------------------------------------------------------------------------
      32,000     Nordstrom, Inc.                                                                         874,000
                 -------------------------------------------------------------------------------
      54,400     Penney (J.C.) Co., Inc.                                                               2,584,000
                 -------------------------------------------------------------------------------
      13,600     Pep Boys-Manny Moe & Jack                                                               212,500
                 -------------------------------------------------------------------------------
      55,600     Rite Aid Corp.                                                                        2,206,625
                 -------------------------------------------------------------------------------
      84,400     Sears, Roebuck & Co.                                                                  3,792,725
                 -------------------------------------------------------------------------------
      61,800  /2/Staples, Inc.                                                                         2,016,225
                 -------------------------------------------------------------------------------
      68,200     TJX Cos., Inc.                                                                        1,291,538
                 -------------------------------------------------------------------------------
      21,630     Tandy Corp.                                                                           1,072,037
                 -------------------------------------------------------------------------------
      59,300  /2/Toys 'R' Us, Inc.                                                                     1,160,056
                 -------------------------------------------------------------------------------
     480,800     Wal-Mart Stores, Inc.                                                                33,175,200
                 -------------------------------------------------------------------------------
     107,000     Walgreen Co.                                                                          5,209,563
                 -------------------------------------------------------------------------------
      31,900     Winn-Dixie Stores, Inc.                                                               1,082,606
                 -----------------------------------------------------------------------------------------------
                   Total                                                                             110,318,325

                 -----------------------------------------------------------------------------------------------

      Shares                                                                                            Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued
                 Services--4.7%

      37,800  /2/AES Corp.                                                                        $    1,547,438
                 -------------------------------------------------------------------------------
      37,335     Browning-Ferris Industries, Inc.                                                      1,323,059
                 -------------------------------------------------------------------------------
     154,000     CBS Corp.                                                                             4,302,375
                 -------------------------------------------------------------------------------
     184,529  /2/Cendant Corp.                                                                         2,110,550
                 -------------------------------------------------------------------------------
      53,400  /2/Clear Channel Communications, Inc.                                                    2,433,038
                 -------------------------------------------------------------------------------
      29,900     Darden Restaurants, Inc.                                                                493,350
                 -------------------------------------------------------------------------------
      17,400     Deluxe Corp.                                                                            563,325
                 -------------------------------------------------------------------------------
     440,600     Disney (Walt) Co.                                                                    11,868,663
                 -------------------------------------------------------------------------------
      29,800     Donnelley (R.R.) & Sons Co.                                                           1,285,125
                 -------------------------------------------------------------------------------
      20,200     Dow Jones & Co.                                                                         925,413
                 -------------------------------------------------------------------------------
      36,500     Dun & Bradstreet Corp.                                                                1,035,688
                 -------------------------------------------------------------------------------
      31,800     Equifax, Inc.                                                                         1,230,263
                 -------------------------------------------------------------------------------
      17,000     Fluor Corp.                                                                             659,813
                 -------------------------------------------------------------------------------
       8,700     Foster Wheeler Corp.                                                                    138,113
                 -------------------------------------------------------------------------------
      61,200     Gannett Co., Inc.                                                                     3,786,750
                 -------------------------------------------------------------------------------
      21,200     Grainger (W.W.), Inc.                                                                   976,525
                 -------------------------------------------------------------------------------
      21,650  /2/Harrah's Entertainment, Inc.                                                            305,806
                 -------------------------------------------------------------------------------
      56,000     Hilton Hotels Corp.                                                                   1,123,500
                 -------------------------------------------------------------------------------
      28,900     Ikon Office Solutions, Inc.                                                             272,744
                 -------------------------------------------------------------------------------
      29,250     Interpublic Group Cos., Inc.                                                          1,711,125
                 -------------------------------------------------------------------------------
      15,800  /2/King World Productions, Inc.                                                            414,750
                 -------------------------------------------------------------------------------
      17,000     Knight-Ridder, Inc.                                                                     865,938
                 -------------------------------------------------------------------------------
      70,500     Laidlaw, Inc.                                                                           665,344
                 -------------------------------------------------------------------------------
      53,600     Marriott International, Inc., Class A                                                 1,440,500
                 -------------------------------------------------------------------------------
     147,200     McDonald's Corp.                                                                      9,844,000
                 -------------------------------------------------------------------------------
      21,400     McGraw-Hill Cos., Inc.                                                                1,924,663
                 -------------------------------------------------------------------------------
      11,300     Meredith Corp.                                                                          418,100
                 -------------------------------------------------------------------------------
      38,500  /2/Mirage Resorts, Inc.                                                                    652,094
                 -------------------------------------------------------------------------------
      19,017     Moore Corp. Ltd.                                                                        215,130
                 -------------------------------------------------------------------------------
      41,200     New York Times Co., Class A                                                           1,163,900
                 -------------------------------------------------------------------------------
      36,500     Omnicom Group, Inc.                                                                   1,804,469
                 -------------------------------------------------------------------------------
      35,100     Paychex, Inc.                                                                         1,746,225
                 -------------------------------------------------------------------------------
      55,300     Service Corp. International                                                           1,970,063
                 -------------------------------------------------------------------------------
      25,800     Super Valu Stores, Inc.                                                                 619,200
                 -------------------------------------------------------------------------------
      72,600     Sysco Corp.                                                                           1,955,663

      Shares                                                                                            Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

                 Services--continued

     128,840     Time Warner, Inc.                                                                $   11,957,963
                 -------------------------------------------------------------------------------
      19,000     Times Mirror Co., Class A                                                             1,053,313
                 -------------------------------------------------------------------------------
      26,200     Tribune Co.                                                                           1,509,775
                 -------------------------------------------------------------------------------
      32,830  /2/Tricon Global Restaurants, Inc.                                                       1,428,105
                 -------------------------------------------------------------------------------
      76,968  /2/Viacom, Inc., Class B                                                                 4,608,459
                 -------------------------------------------------------------------------------
     122,928     Waste Management, Inc.                                                                5,547,126
                 -------------------------------------------------------------------------------
      28,300     Wendy's International, Inc.                                                             594,300
                 -----------------------------------------------------------------------------------------------
                   Total                                                                              90,491,743

                 -----------------------------------------------------------------------------------------------
                 Technology--16.4%

      77,200  /2/3Com Corp.                                                                           2,784,025
                 -------------------------------------------------------------------------------
      46,980     AMP, Inc.                                                                             1,929,116
                 -------------------------------------------------------------------------------
      14,500     Adobe System, Inc.                                                                      538,313
                 -------------------------------------------------------------------------------
      30,400  /2/Advanced Micro Devices, Inc.                                                            685,900
                 -------------------------------------------------------------------------------
      18,962  /2/Andrew Corp.                                                                            310,503
                 -------------------------------------------------------------------------------
      29,000  /2/Apple Computer, Inc.                                                                  1,076,625
                 -------------------------------------------------------------------------------
      78,800  /2/Applied Materials, Inc.                                                               2,733,375
                 -------------------------------------------------------------------------------
      46,600  /2/Ascend Communications, Inc.                                                           2,248,450
                 -------------------------------------------------------------------------------
      10,000     Autodesk, Inc.                                                                          311,875
                 -------------------------------------------------------------------------------
      64,700     Automatic Data Processing, Inc.                                                       5,034,469
                 -------------------------------------------------------------------------------
      44,400  /2/BMC Software, Inc.                                                                    2,133,975
                 -------------------------------------------------------------------------------
     217,408     Boeing Co.                                                                            8,152,800
                 -------------------------------------------------------------------------------
      35,400  /2/Cabletron Systems, Inc.                                                                 402,675
                 -------------------------------------------------------------------------------
      15,600  /2/Ceridian Corp.                                                                          895,050
                 -------------------------------------------------------------------------------
     334,400  /2/Cisco Systems, Inc.                                                                  21,067,200
                 -------------------------------------------------------------------------------
     359,361     Compaq Computer Corp.                                                                11,364,792
                 -------------------------------------------------------------------------------
     120,662     Computer Associates International, Inc.                                               4,751,066
                 -------------------------------------------------------------------------------
      34,000  /2/Computer Sciences Corp.                                                               1,793,500
                 -------------------------------------------------------------------------------
      10,400  /2/Data General Corp.                                                                      176,800
                 -------------------------------------------------------------------------------
     272,300  /2/Dell Computer Corp.                                                                  17,835,650
                 -------------------------------------------------------------------------------
       9,700     EG & G, Inc.                                                                            243,713
                 -------------------------------------------------------------------------------
     107,400  /2/EMC Corp. Mass                                                                        6,913,875
                 -------------------------------------------------------------------------------
     105,800     Electronic Data Systems Corp.                                                         4,304,738
                 -------------------------------------------------------------------------------
      96,100     First Data Corp.                                                                      2,546,650
                 -------------------------------------------------------------------------------
      33,500  /2/Gateway 2000, Inc.                                                                    1,869,719
                 -------------------------------------------------------------------------------
      27,240     General Dynamics Corp.                                                                1,612,268
                 -------------------------------------------------------------------------------
      32,400  /2/General Instrument Corp.                                                                832,275
                 -------------------------------------------------------------------------------

      Shares                                                                                            Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

                 Technology--continued

      17,100     Harris Corp.                                                                     $      599,569
                 -------------------------------------------------------------------------------
     223,500     Hewlett-Packard Co.                                                                  13,451,906
                 -------------------------------------------------------------------------------
     361,300     Intel Corp.                                                                          32,223,444
                 -------------------------------------------------------------------------------
     200,700     International Business Machines Corp.                                                29,791,406
                 -------------------------------------------------------------------------------
      18,700  /2/KLA-Tencor Corp.                                                                        689,563
                 -------------------------------------------------------------------------------
      30,400  /2/LSI Logic Corp.                                                                         459,800
                 -------------------------------------------------------------------------------
      42,088     Lockheed Martin Corp.                                                                 4,687,551
                 -------------------------------------------------------------------------------
     282,834     Lucent Technologies, Inc.                                                            22,679,751
                 -------------------------------------------------------------------------------
      15,700     Mallinckrodt, Inc.                                                                      447,450
                 -------------------------------------------------------------------------------
      45,800     Micron Technology, Inc.                                                               1,740,400
                 -------------------------------------------------------------------------------
     529,900  /2/Microsoft Corp.                                                                      56,103,163
                 -------------------------------------------------------------------------------
     128,600     Motorola, Inc.                                                                        6,687,200
                 -------------------------------------------------------------------------------
      35,200  /2/National Semiconductor Corp.                                                            446,600
                 -------------------------------------------------------------------------------
     140,260     Northern Telecom Ltd.                                                                 6,004,881
                 -------------------------------------------------------------------------------
      14,800     Northrop Grumman Corp.                                                                1,180,300
                 -------------------------------------------------------------------------------
      76,000  /2/Novell, Inc.                                                                          1,130,500
                 -------------------------------------------------------------------------------
     209,375  /2/Oracle Corp.                                                                          6,189,648
                 -------------------------------------------------------------------------------
      58,500  /2/Parametric Technology Corp.                                                             972,563
                 -------------------------------------------------------------------------------
      49,600  /2/Peoplesoft, Inc.                                                                      1,050,900
                 -------------------------------------------------------------------------------
      10,600     Perkin-Elmer Corp.                                                                      893,713
                 -------------------------------------------------------------------------------
      72,900     Raytheon Co., Class B                                                                 4,232,756
                 -------------------------------------------------------------------------------
      41,100     Rockwell International Corp.                                                          1,687,669
                 -------------------------------------------------------------------------------
      17,000     Scientific-Atlanta, Inc.                                                                253,938
                 -------------------------------------------------------------------------------
      52,000  /2/Seagate Technology, Inc.                                                              1,371,500
                 -------------------------------------------------------------------------------
      40,300  /2/Silicon Graphics, Inc.                                                                  453,375
                 -------------------------------------------------------------------------------
      81,500  /2/Sun Microsystems, Inc.                                                                4,747,375
                 -------------------------------------------------------------------------------
      10,800     Tektronix, Inc.                                                                         193,050
                 -------------------------------------------------------------------------------
      41,700  /2/Tellabs, Inc.                                                                         2,293,500
                 -------------------------------------------------------------------------------
      83,900     Texas Instruments, Inc.                                                               5,364,356
                 -------------------------------------------------------------------------------
      54,700  /2/Unisys Corp.                                                                          1,456,388
                 -------------------------------------------------------------------------------
      49,000     United Technologies Corp.                                                             4,667,250
                 -----------------------------------------------------------------------------------------------
                   Total                                                                             318,700,862

                 -----------------------------------------------------------------------------------------------
                 Transportation--1.0%

      39,200  /2/AMR Corp.                                                                             2,626,400
                 -------------------------------------------------------------------------------
     101,733     Burlington Northern Santa Fe                                                          3,141,006
                 -------------------------------------------------------------------------------

      Shares                                                                                            Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

                 Transportation--continued

      47,000     CSX Corp.                                                                        $    1,844,750
                 -------------------------------------------------------------------------------
      16,300     Delta Air Lines, Inc.                                                                 1,720,669
                 -------------------------------------------------------------------------------
      31,740  /2/FDX Corp.                                                                             1,668,334
                 -------------------------------------------------------------------------------
      81,500     Norfolk Southern Corp.                                                                2,684,406
                 -------------------------------------------------------------------------------
      16,400     Ryder Systems, Inc.                                                                     403,850
                 -------------------------------------------------------------------------------
      72,250     Southwest Airlines Co.                                                                1,530,797
                 -------------------------------------------------------------------------------
      20,200  /2/U.S. Airways  Group, Inc.                                                             1,142,563
                 -------------------------------------------------------------------------------
      53,200     Union Pacific Corp.                                                                   2,533,650
                 -----------------------------------------------------------------------------------------------
                   Total                                                                              19,296,425

                 -----------------------------------------------------------------------------------------------
                 Utilities11.6%

     388,478     AT&T Corp.                                                                           24,182,756
                 -------------------------------------------------------------------------------
     123,400  /2/Airtouch Communications, Inc.                                                         6,910,400
                 -------------------------------------------------------------------------------
      59,000     Alltel Corp.                                                                          2,761,938
                 -------------------------------------------------------------------------------
      29,400     Ameren Corp.                                                                          1,174,163
                 -------------------------------------------------------------------------------
      41,100     American Electric Power Co., Inc.                                                     2,011,331
                 -------------------------------------------------------------------------------
     237,100     Ameritech Corp.                                                                      12,788,581
                 -------------------------------------------------------------------------------
      31,950     Baltimore Gas & Electric Co.                                                          1,002,431
                 -------------------------------------------------------------------------------
     334,084     Bell Atlantic Corp.                                                                  17,748,213
                 -------------------------------------------------------------------------------
     211,600     BellSouth Corp.                                                                      16,888,325
                 -------------------------------------------------------------------------------
      32,500     Carolina Power & Light Co.                                                            1,490,938
                 -------------------------------------------------------------------------------
      45,500     Central & SouthWest Corp.                                                             1,265,469
                 -------------------------------------------------------------------------------
      33,840     Cinergy Corp.                                                                         1,167,480
                 -------------------------------------------------------------------------------
      45,700     Coastal Corp.                                                                         1,610,925
                 -------------------------------------------------------------------------------
      17,850     Columbia Energy Group                                                                 1,033,069
                 -------------------------------------------------------------------------------
      79,450     Comcast Corp., Class A                                                                3,922,844
                 -------------------------------------------------------------------------------
      50,300     Consolidated Edison Co.                                                               2,521,288
                 -------------------------------------------------------------------------------
      20,500     Consolidated Natural Gas Co.                                                          1,082,656
                 -------------------------------------------------------------------------------
      31,100     DTE Energy Co.                                                                        1,325,638
                 -------------------------------------------------------------------------------
      42,250     Dominion Resources, Inc.                                                              1,951,422
                 -------------------------------------------------------------------------------
      77,672     Duke Energy Corp.                                                                     5,024,408
                 -------------------------------------------------------------------------------
       4,800     Eastern Enterprises                                                                     197,100
                 -------------------------------------------------------------------------------
      76,100     Edison International                                                                  2,007,138
                 -------------------------------------------------------------------------------
      70,900     Enron Corp.                                                                           3,739,975
                 -------------------------------------------------------------------------------
      53,000     Entergy Corp.                                                                         1,523,750
                 -------------------------------------------------------------------------------
      39,000     FPL Group, Inc.                                                                       2,439,938
                 -------------------------------------------------------------------------------
      51,000     FirstEnergy Corp.                                                                     1,530,000
                 -------------------------------------------------------------------------------

      Shares                                                                                            Value

----------------------------------------------------------------------------------------------------------------
              /1/COMMON STOCKS--continued

                 Utilities--continued

      36,900     Frontier Corp.                                                                   $    1,109,306
                 -------------------------------------------------------------------------------
      27,500     GPU, Inc.                                                                             1,185,938
                 -------------------------------------------------------------------------------
     207,300     GTE Corp.                                                                            12,165,919
                 -------------------------------------------------------------------------------
      63,651     Houston Industries, Inc.                                                              1,977,157
                 -------------------------------------------------------------------------------
     381,997  /2/MCI Worldcom, Inc.                                                                   21,105,334
                 -------------------------------------------------------------------------------
     131,100  /2/MediaOne Group, Inc.                                                                  5,547,169
                 -------------------------------------------------------------------------------
      61,400  /2/NEXTEL Communications, Inc., Class A                                                  1,112,875
                 -------------------------------------------------------------------------------
      10,400     NICOR, Inc.                                                                             440,700
                 -------------------------------------------------------------------------------
      40,300     Niagara Mohawk Power Corp.                                                              589,388
                 -------------------------------------------------------------------------------
      32,600     Northern States Power Co.                                                               880,200
                 -------------------------------------------------------------------------------
       6,600     ONEOK, Inc.                                                                             226,050
                 -------------------------------------------------------------------------------
      82,200     P G & E Corp.                                                                         2,501,963
                 -------------------------------------------------------------------------------
      32,491     P P & L Resources, Inc.                                                                 881,318
                 -------------------------------------------------------------------------------
      63,600     Pacificorp                                                                            1,212,375
                 -------------------------------------------------------------------------------
      47,700     Peco Energy Co.                                                                       1,845,394
                 -------------------------------------------------------------------------------
       7,600     Peoples Energy Corp.                                                                    280,250
                 -------------------------------------------------------------------------------
      49,900     Public Service Enterprises Group, Inc.                                                1,896,200
                 -------------------------------------------------------------------------------
     420,746     SBC Communications, Inc.                                                             19,485,799
                 -------------------------------------------------------------------------------
      51,818     Sempra Energy                                                                         1,347,269
                 -------------------------------------------------------------------------------
      23,600     Sonat, Inc.                                                                             715,375
                 -------------------------------------------------------------------------------
     150,100     Southern Co.                                                                          4,230,944
                 -------------------------------------------------------------------------------
      92,500     Sprint Corp.                                                                          7,099,375
                 -------------------------------------------------------------------------------
     112,600  /2/Tele-Communications, Inc., Class A                                                    4,743,275
                 -------------------------------------------------------------------------------
      60,125     Texas Utilities Co.                                                                   2,630,415
                 -------------------------------------------------------------------------------
     107,855     U.S. West, Inc.                                                                       6,188,181
                 -------------------------------------------------------------------------------
      46,700     Unicom Corp.                                                                          1,760,006
                 -------------------------------------------------------------------------------
      91,400     Williams Cos., Inc. (The)                                                             2,507,788
                 -----------------------------------------------------------------------------------------------
                   Total                                                                             224,968,139

                 -----------------------------------------------------------------------------------------------
                   Total Common Stocks (identified cost $1,194,767,223)                            1,901,622,054

   Principal                                                                                            Value
    Amount

----------------------------------------------------------------------------------------------------------------
              /3/SHORT-TERM U.S. GOVERNMENT OBLIGATION0.3%

 $ 5,500,000     United States Treasury Bill, 1/7/1999 (identified cost $5,426,048)               $    5,460,345
                 -----------------------------------------------------------------------------------------------
              /4/REPURCHASE AGREEMENT--1.7%

  33,425,000     Westdeutsche Landesbank Girozentrale, 5.42%, dated 10/30/1998, due                   33,425,000
                 11/2/1998 (at amortized cost)
                 -----------------------------------------------------------------------------------------------
              /5/Total Investments (identified cost $1,233,618,271)                              $1,940,507,399
                 ----------------------------------------------------------------------------------------------

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $40,616,100 at October 31, 1998, which represents 2.1% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 100.2%.

2  Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $1,233,803,476. The net unrealized appreciation of investments on a federal tax basis amounts to $706,703,923 which is comprised of $743,886,153 appreciation and $37,182,230 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($1,938,718,957) at October 31, 1998.

The following acronym(s) are used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1998

Assets:

--------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $1,233,618,271
 and tax cost $1,233,803,476)                                                                           $1,940,507,399
--------------------------------------------------------------------------------------
Income receivable                                                                                            1,929,741

--------------------------------------------------------------------------------------
Receivable for shares sold                                                                                   8,833,315

--------------------------------------------------------------------------------------
Receivable for daily variation margin                                                                          317,550

----------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                                                           1,951,588,005

----------------------------------------------------------------------------------------------------------------------
Liabilities:

--------------------------------------------------------------------------------------
Payable for investments purchased                                                           $1,179,707

--------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  9,260,716

--------------------------------------------------------------------------------------
Payable to Bank                                                                              2,132,708

--------------------------------------------------------------------------------------
Accrued expenses                                                                               295,917

----------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                                                         12,869,048

----------------------------------------------------------------------------------------------------------------------
Net Assets for 84,679,467 shares outstanding                                                            $1,938,718,957
----------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:

--------------------------------------------------------------------------------------
Paid in capital                                                                                         $1,216,212,206

--------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and futures                           709,526,138
 contracts

--------------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                                          11,951,208
--------------------------------------------------------------------------------------
Undistributed net investment income                                                                          1,029,405

----------------------------------------------------------------------------------------------------------------------
  TOTAL NET ASSETS                                                                                      $1,938,718,957

----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

--------------------------------------------------------------------------------------
Institutional Shares:

--------------------------------------------------------------------------------------
$1,445,175,075 (divide) 63,086,344 shares outstanding                                                   $        22.91
----------------------------------------------------------------------------------------------------------------------
Institutional Service Shares:

--------------------------------------------------------------------------------------
$477,759,740  (divide) 20,901,469 shares outstanding                                                    $        22.86
----------------------------------------------------------------------------------------------------------------------
Class C Shares:

--------------------------------------------------------------------------------------
$15,784,142 (divide) 691,654 shares outstanding                                                         $        22.82
----------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1998


Investment Income:

----------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $144,101)                                                             $ 25,799,402
----------------------------------------------------------------------------------
Interest                                                                                                             4,536,016

------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCOME                                                                                                      30,335,418

------------------------------------------------------------------------------------------------------------------------------
Expenses:

----------------------------------------------------------------------------------
Investment advisory fee                                                                             $ 5,328,240
----------------------------------------------------------------------------------
Custodian fees                                                                                          107,961

----------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                                257,800
----------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                                15,275

----------------------------------------------------------------------------------
Auditing fees                                                                                            22,693

----------------------------------------------------------------------------------
Legal fees                                                                                                8,703

----------------------------------------------------------------------------------
Portfolio accounting fees                                                                               169,234

----------------------------------------------------------------------------------
Distribution services fee Institutional Service Shares                                                1,135,050
----------------------------------------------------------------------------------
Distribution services fee Class C Shares                                                                 55,890
----------------------------------------------------------------------------------
Shareholder services fee Institutional Shares                                                         3,475,695

----------------------------------------------------------------------------------
Shareholder services fee Institutional Service Shares                                                   945,875
----------------------------------------------------------------------------------
Shareholder services fee Class C Shares                                                                  18,630
----------------------------------------------------------------------------------
Share registration costs                                                                                  3,422

----------------------------------------------------------------------------------
Printing and postage                                                                                     48,275

----------------------------------------------------------------------------------
Insurance premiums                                                                                       11,000

----------------------------------------------------------------------------------
Miscellaneous                                                                                            22,189

------------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                                                                                     11,625,932

------------------------------------------------------------------------------------------------------------------------------
Waivers:

----------------------------------------------------------------------------------
Waiver of investment advisory fee                                                     $  (414,314)
----------------------------------------------------------------------------------
Waiver of distribution services fee Institutional Service Shares                         (832,370)
----------------------------------------------------------------------------------
Waiver of shareholder services fee Institutional Shares                                (3,475,695)
----------------------------------------------------------------------------------
Waiver of shareholder services fee Institutional Service Shares                          (113,505)
------------------------------------------------------------------------------------------------------------------------------
  TOTAL WAIVERS                                                                                      (4,835,884)

------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         6,790,048

------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                               23,545,370

------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments and Futures Contracts:

----------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                                              15,258,606
----------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and                                 284,412,168
 futures contracts
----------------------------------------------------------------------------------
Net realized and unrealized gain on investments and futures contracts                                              299,670,774
------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                                                    $323,216,144
------------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


Year Ended October 31                                                                      1998               1997
-----------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

----------------------------------------------------------------------------------
Operations:

----------------------------------------------------------------------------------
Net investment income                                                                 $   23,545,370     $   20,091,885
----------------------------------------------------------------------------------
Net realized gain on investments and futures contracts ($18,621,157 and                   15,258,606         47,684,197
$45,104,576, respectively, as computed for federal tax purposes)
----------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and futures contracts               284,412,168        237,223,689
-----------------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                         323,216,144        304,999,771
-----------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:

----------------------------------------------------------------------------------
Distributions from net investment income

----------------------------------------------------------------------------------
Institutional Shares                                                                     (19,446,188)       (19,400,997)
----------------------------------------------------------------------------------
Institutional Service Shares                                                              (4,226,227)        (2,132,811)
----------------------------------------------------------------------------------
Class C Shares                                                                               (43,855)

----------------------------------------------------------------------------------
Distributions from net realized gains on investments and futures contracts

----------------------------------------------------------------------------------
Institutional Shares                                                                     (36,852,857)       (13,509,884)
----------------------------------------------------------------------------------
Institutional Service Shares                                                              (8,247,035)        (1,138,590)
----------------------------------------------------------------------------------
Class C Shares                                                                                  (554)

-----------------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                      (68,816,716)       (36,182,282)
-----------------------------------------------------------------------------------------------------------------------
Share Transactions:

----------------------------------------------------------------------------------
Proceeds from sale of shares                                                           1,232,374,399        751,612,116
----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions              40,899,081         17,547,453
 declared

----------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (977,021,217)      (608,777,760)
-----------------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                 296,252,263        160,381,809
-----------------------------------------------------------------------------------------------------------------------
  CHANGE IN NET ASSETS                                                                   550,651,691        429,199,298
-----------------------------------------------------------------------------------------------------------------------
Net Assets:

----------------------------------------------------------------------------------
Beginning of period                                                                    1,388,067,266        958,867,968
-----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $1,029,405 and        $1,938,718,957     $1,388,067,266
 $1,160,137, respectively)
-----------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1998

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly traded common stocks, by duplicating the composition of the Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these repurchase agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The following reclassifications have been made to the financial statements.


                      Increase/(Decrease)

---------------------------------------------------------------
Undistributed                      Accumulated        Paid in
Net Investment Income           Net Realized Gain     Capital

---------------------------------------------------------------
$40,168                           $(1,293,585)       $1,253,417


Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed
Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 1998, the Fund had realized gains of $12,845,024 on future contracts.

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 1998, the Fund had outstanding futures contracts as set forth below:


                   Contracts

Expiration         to Deliver/                               Unrealized
Date               Receive                  Position         Appreciation

-------------------------------------------------------------------------
December           147 S&P 500
1998               Index Futures            Long             $2,637,010

-------------------------------------------------------------------------

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:


Year Ended October 31                                             1998                          1997
---------------------------------------------------------------------------------------------------------------
Institutional Shares                                     Shares         Amount         Shares         Amount

---------------------------------------------------------------------------------------------------------------
Shares sold                                            37,421,180   $ 818,155,777    30,235,597   $ 544,279,687

-------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                  1,421,571      29,500,992       873,354      14,693,792
-------------------------------------------------
Shares redeemed                                       (33,733,666)   (751,275,289)  (31,244,017)   (559,167,698)
---------------------------------------------------------------------------------------------------------------
Net change resulting from Institutional share           5,109,085   $  96,381,480      (135,066)  $    (194,219)
 transactions

---------------------------------------------------------------------------------------------------------------


Year Ended October 31                                              1998                          1997
---------------------------------------------------------------------------------------------------------------
Institutional Service Shares                             Shares         Amount         Shares        Amount

---------------------------------------------------------------------------------------------------------------
Shares sold                                            18,076,229   $ 397,272,246    11,212,771   $ 207,332,429

-------------------------------------------------
Shares issued to shareholders in payment of

 distributions declared                                   546,583      11,354,168       165,190       2,853,661
-------------------------------------------------
Shares redeemed                                       (10,230,460)   (223,926,039)   (2,667,078)    (49,610,062)
---------------------------------------------------------------------------------------------------------------
  NET CHANGE RESULTING FROM INSTITUTIONAL

  SERVICE SHARE TRANSACTIONS                            8,392,352   $ 184,700,375     8,710,883   $ 160,576,028
---------------------------------------------------------------------------------------------------------------


Year Ended October 31                                              1998                          1997
---------------------------------------------------------------------------------------------------------------
Class C Shares                                             Shares       Amount          Shares       Amount

---------------------------------------------------------------------------------------------------------------
Shares sold                                               771,237   $  16,946,376            --              --
-------------------------------------------------
Shares issued to shareholders in payment of

distributions declared                                      1,948          43,921            --              --
-------------------------------------------------
Shares redeemed                                           (81,531)     (1,819,889)           --              --
---------------------------------------------------------------------------------------------------------------
  NET CHANGE RESULTING FROM CLASS C SHARE

  TRANSACTIONS                                            691,654   $  15,170,408            --              --
---------------------------------------------------------------------------------------------------------------
  NET CHANGE RESULTING FROM SHARE

  TRANSACTIONS                                         14,193,091   $ 296,252,263     8,575,817   $ 160,381,809
---------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORY FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Management, the Fund's manager (the "Manager"), receives for its services an annual investment advisory fee equal to 0.30% of the Fund's average daily net assets.

  The Manager has entered into a sub-management contract with Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"). The Manager shall pay the Sub-Manager a management advisory fee based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended October 31, 1998, Institutional Shares fully waived its Shareholder Services Fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.


                                            Percentage of
                                            Average Daily Net

Share Class Name                            Assets of Class

-------------------------------------------------------------
Institutional Service Shares                0.30%

-------------------------------------------------------------
Class C Shares                              0.75%

-------------------------------------------------------------

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of- pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:


----------------------------------------------------------------
Purchases                                           $316,843,502

----------------------------------------------------------------
Sales                                               $ 51,459,513
----------------------------------------------------------------

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF FEDERATED INDEX TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Max-Cap Fund (a portfolio of Federated Index Trust), as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Fund of Federated Index Trust at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, Massachusetts
December 21, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Federated

WORLD-CLASS INVESTMENT MANGER(SM)

FEDERATED

MAX-CAP FUND

A Portfolio of Federated Index Trust

CLASS C SHARES

P R O S P E C T U S

Federated(SM)

Federated Max-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Cusip 31420E502

G00717-01 (12/98)

Federated is a registered mark             [RECYCLED

of Federated Investors, Inc.                 PAPER

1998 (C) Federated Investors, Inc.           LOGO]           DECEMBER 31, 1998







Statement of Additional Information                            December 31, 1998



Federated Max-Cap Fund

[A Portfolio of Federated Index Trust]

Institutional Shares, Institutional Service Shares, Class C Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares, and Class C Shares of Federated Max-Cap Fund
(Fund), dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.

   -----------------------------------------------------------------------------
   Table of Contents

   =============================================================================

   How is the Fund Organized?
   Securities in Which the Fund Invests

   What Do Shares Cost?
   How is the Fund Sold?
   Subaccounting Services
   Redemption in Kind



   Massachusetts Partnership Law



   Account and Share Information
   Tax Information
   Who Manages and Provides

     Services to the Fund?
   How Does the Fund Measure Performance?
   Who is Federated Investors, Inc.?



   Standard & Poor's
   Addresses



   [Federated Investors Logo]
   Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.

   CUSIP 31420E403
   CUSIP 31420E502
   CUSIP 31420E106
   0032104B (12/98)

HOW IS THE FUND ORGANIZED?

================================================================================



The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On December 5, 1994, the Trustees changed the name of the Fund from Max-Cap Fund to the Federated Max-Cap Fund.


The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Class C Shares (Shares). This SAI relates to all of the above-mentioned Shares.

SECURITIES IN WHICH THE FUND INVESTS

================================================================================

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

  Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

  Interests In Other Limited Liability Companies. Corporations typically issue stocks. Other types of entities may issue securities comparable to common or preferred stocks. These entities include limited partnerships, limited liability companies, business trusts and companies organized outside the United States.

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

  Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

  Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or "underlying") securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all of the terms of the contract except for the price. Investors make any payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to "close out" their contracts by entering into offsetting contracts.

For example, a Fund could close out an open purchase (or sale) contract by entering into an offsetting sale (or purchase) contract for the same amount of the same assets and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The Fund might not always be able to close out a position when it wants to; if this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract ), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so), and the Fund could incur substantial losses. Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Derivative contracts can also be traded "over-the-counter" ("OTC"), in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how they are used and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to Market Risk and Currency Risk, and may also expose the Fund to Liquidity Risk and Leverage Risk. OTC contracts also expose the Fund to Credit Risk in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of total net assets.



  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund may buy and sell Stock Index futures as a substitute for direct investment in the Index in order to help fully replicate the performance of the Index.



  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may:

  Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset).

  Buy listed put options on the Index (in anticipation of a decrease in the value of the underlying asset).

  Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the Index (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

  Buy or write options to close out existing options positions.

Foreign Securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S.

Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the U.S. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.

Special Transactions



  Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Manager to be creditworthy.

  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.



  Repurchase Agreements are subject to Credit Risk.

  Reverse Repurchase Agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse Repurchase Agreements are subject to Credit Risk. In addition, Reverse Repurchase Agreements create Leverage Risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

  When Issued Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.



  Securities Lending. A Fund may lend portfolio securities to firms that the Manager has determined are creditworthy. In return, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in securities that qualify as an otherwise acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. If the market value of the loaned securities increases, the borrower must furnish additional collateral. While portfolio securities are on loan, the borrower pays the Fund the equivalent of any dividends or interest received on them. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are being lent, but it will terminate a loan in anticipation of any important vote. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.



  Securities lending activities are subject to Market Risk and Credit Risk.

Asset Coverage. In order to secure its obligations in connection with futures contracts, and when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund.

INVESTMENT RISKS

The following risks relate to investments in equity securities.

Stock Market Risks

------------------

 .  The value of equity securities in the Fund's portfolio will go up and down.
   These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. This will result in changes in the Fund's share price.

Sector Risk

-----------



Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. The more significant a sector is in the composition of the Index, the more the Fund's performance will be susceptible to any economic, business or other developments which generally affect that sector.


Risk of Foreign Investing

-------------------------

 . Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.



 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.



 . Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

The following risks relate to investments in fixed income securities.

Market Risk

-----------

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on fixed income securities with longer durations.

Credit Risk

-----------

 . Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Call Risk

---------

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

---------------

 . Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.



Risks Associated with Non-Investment Grade Securities

-----------------------------------------------------


 . Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Risk of Foreign Investing

-------------------------

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign
financial markets may also have fewer investor protections.   Securities in
foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

INVESTMENT LIMITATIONS

Investing in Commodities

The Fund will not purchase or sell commodities. However, the Fund may purchase put options on stock index futures, put options on financial futures, and stock index futures contracts.

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures and put options on financial futures, but may obtain such short-term credits as are necessary for the clearance of transactions.

Lending Cash or Securities

The Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the total value of the Fund's assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or the Declaration of Trust of the Trust.

Underwriting

The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

Investing in Issuers Whose Securities are Owned by Officers and Trustees of the

Trust

The Fund will not purchase or retain the securities of any issuer in which the Officers and Trustees of the Trust or the Fund's investment manager own a substantial financial interest.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure the completion of the reverse repurchase agreements.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the borrowing.

Diversification of Investments

The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of one issuer.

Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.

Investing in Real Estate

The Fund will not buy or sell real estate, although it may invest in the marketable securities of companies whose business involves the purchase or sale of real estate or in marketable securities which are secured by real estate or interests in real estate.

Investing in Restricted Securities

The Fund will not invest in securities subject to restrictions on resale under the federal securities laws, unless the securities are determined by the Fund's manager to be liquid under criteria established by the Fund's Trustees. The Fund will not invest more than 5% of its total assets in restricted securities.



The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


Writing Covered Call Options

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Investing in Put Options

The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

Acquiring Securities

The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.

Investing in Illiquid Securities

The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities not determined by the Trustees to be liquid and repurchase agreements providing for settlement more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the past fiscal year and does not expect to do so during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

 . for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

 . for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

================================================================================

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (Class C Shares)



These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC) or nominal sales efforts are associated with the original purchase of Shares.


Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:



 . following the death or post-purchase disability, as defined in Section
  72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 . representing minimum required distributions from an Individual Retirement
  Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;







 . which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

 . of Shares that represent a reinvestment within 120 days of a previous redemption;

 . of Shares held by the Trustees, employees, and sales representatives of the Fund, the Manager, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

 . of Shares originally purchased through a bank trust department, a registered investment manager or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.



HOW IS THE FUND SOLD?

================================================================================

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (Institutional Service Shares and Class C Shares)



As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment managers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.


The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.



For some classes of shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES



The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS



Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


When an investment professional's customer purchases shares, the investment professional may receive an amount up to 1.00% of the NAV of Class C Shares.

SUBACCOUNTING SERVICES

================================================================================



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

================================================================================

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

================================================================================



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

================================================================================

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.



Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders of record, beneficially, or both, 5% or more of outstanding Shares: Mitra & Co., Marshall & Ilsley Trust Operations, Milwaukee, Wisconsin, 14.14% of Institutional Shares; Resources Trust Company, for the exclusive benefit of various customers of IMS, Englewood, Colorado, 7.78% of Institutional Service Shares; National City Bank, RPO HWI Restated Employees S & PSP, Cleveland, Ohio, 5.34% of Institutional Service Shares; Ingersoll & Co., Brenton National Bank, Des Moines, Iowa, 7.56% of Class C Shares; Laurel Trust Company, RPO Riggs Industrial Inc., Johnstown, Pennsylvania, 14.81% of Class C Shares; The Provident Bank, RPO Pioneer French Baking 401K Union, Cincinnati, Ohio, 5.91% of Class C Shares..



TAX INFORMATION

================================================================================

FEDERAL INCOME TAX



The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.



The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

================================================================================

BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Shares, Institutional Service Shares

and Class C Shares.



An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                                            Total
Birthdate                                                                                      Aggregate        Compensation
Address                       Principal Occupations                                            Compensation     From Trust and
Position With Trust           for Past 5 Years                                                 From Trust       Fund Complex
-------------------           ------------------------------------------------------------     ------------     -------------------
John F. Donahue##*            Chief Executive Officer and Director or Trustee of                         $0     $0 for the
Birthdate: July 28, 1924      the Federated Fund Complex. Chairman and Director,                                Trust and
Federated Investors Tower     Federated Investors, Inc.; Chairman and Trustee,                                  56 other investment
1001 Liberty Avenue           Federated Advisers, Federated Management, and                                     companies in the
Pittsburgh, PA                Federated Research; Chairman and Director,                                        Fund Complex
CHAIRMAN and TRUSTEE          Federated Research Corp., and Federated Global
                              Research Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley              Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
Birthdate: February 3, 1934   Director, Member of Executive Committee, Children's                               Trust and
15 Old Timber Trail           Hospital of Pittsburgh; formerly: Senior Partner, Ernst &                         56 other investment
Pittsburgh, PA                Young LLP; Director, MED 3000 Group, Inc.; Director,                              companies in the
TRUSTEE                       Member of Executive Committee, University of Pittsburgh.                          Fund Complex

John T. Conroy, Jr.           Director or Trustee of the Federated Fund Complex;                  $2,421.91     $122,362 for the
Birthdate: June 23, 1937      President, Investment Properties Corporation; Senior                              Trust and
Wood/IPC Commercial Dept.     Vice President, John R. Wood and Associates, Inc.,                                56 other investment
John R. Wood Associates,      Realtors; Partner or Trustee in private real estate                               companies in the
Inc. Realtors                 ventures in Southwest Florida; formerly: President,                               Fund Complex
3255 Tamiami Trail            Naples Property Management, Inc. and Northgate Village
North Naples, FL              Development Corporation.

TRUSTEE

Nicholas Constantakis+        Director or Trustee of the Federated Fund Complex;                  $1,684.27     $0 for the
Birthdate: September 3, 1939  formerly: Partner, Andersen Worldwide SC.                                         Trust and
175 Woodshire Drive                                                                                             36 other investment
Pittsburgh, PA                                                                                                  companies in the

TRUSTEE                                                                                                         Fund Complex

William J. Copeland           Director or Trustee of the Federated Fund Complex;                  $2,421.91     $122,362 for the
Birthdate: July 4, 1918       Director and Member of the Executive Committee,                                   Trust and
One PNC Plaza-23rd Floor      Michael Baker, Inc.; formerly: Vice Chairman and                                  56 other investment
Pittsburgh, PA                Director, PNC Bank, N.A., and PNC Bank Corp.; Director,                           companies in the
TRUSTEE                       Ryan Homes, Inc.                                                                  Fund Complex

                              Retired: Director, United Refinery; Director, Forbes Fund;
                              Chairman, Pittsburgh Foundation; Chairman, Pittsburgh

                              Civic Light Opera.

J. Christopher Donahue##*     President or Executive Vice President of the Federated                     $0     $0 for the
Birthdate: April 11, 1949     Fund Complex; Director or Trustee of some of the Funds                            Trust and
Federated Investors Tower     in the Federated Fund Complex; President and Director,                            18 other investment
1001 Liberty Avenue           Federated Investors, Inc.; President and Trustee,                                 companies in the
Pittsburgh, PA                Federated Advisers, Federated Management, and                                     Fund Complex
EXECUTIVE VICE PRESIDENT      Federated Research; President and Director, Federated
and TRUSTEE                   Research Corp. and Federated Global Research Corp.;
                              President, Passport Research, Ltd.; Trustee, Federated
                              Shareholder Services Company; Director, Federated

                              Services Company.

James E. Dowd, Esq.           Director or Trustee of the Federated Fund Complex;                  $2,421.91     $122,362 for the
Birthdate: May 18, 1922       Attorney-at-law; Director, The Emerging Germany Fund,                             Trust and
571 Hayward Mill Road         Inc.                                                                              56 other investment
Concord, MA                                                                                                     companies in the
TRUSTEE                       Retired: President, Boston Stock Exchange, Inc.;                                  Fund Complex
                              Regional Administrator, United States Securities and
                              Exchange Commission.





Name                                                                                                            Total
Birthdate                                                                                      Aggregate        Compensation
Address                       Principal Occupations                                            Compensation     From Trust and
Position With Trust           for Past 5 Years                                                 From Trust       Fund Complex
-------------------           ------------------------------------------------------------     ------------     -------------------
Lawrence D. Ellis, M.D.*      Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
Birthdate: October 11, 1932   Professor of Medicine, University of Pittsburgh; Medical                          Trust and
3471 Fifth Avenue             Director, University of Pittsburgh Medical Center -                               56 other investment
Suite 1111                    Downtown; Hematologist, Oncologist, and Internist,                                companies in the
Pittsburgh, PA                Presbyterian and Montefiore Hospitals; Member,                                    Fund Complex
TRUSTEE                       National Board of Trustees, Leukemia Society of
                              America.

Edward L. Flaherty, Jr.,      Director or Trustee of the Federated Fund Complex;                  $2,421.91     $122,362 for the
Esq.#                         Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                             Trust and
Birthdate: June 18, 1924      Director, Eat'N Park Restaurants, Inc.; formerly: Counsel,                        56 other investment
Miller, Ament, Henny &        Horizon Financial, F.A., Western Region; Partner, Meyer                           companies in the
Kochuba                       and Flaherty.                                                                     Fund Complex
205 Ross Street
Pittsburgh, PA

TRUSTEE

Peter E. Madden               Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
Birthdate: March 16, 1942     formerly: Representative, Commonwealth of Massachusetts                           Trust and
One Royal Palm Way            General Court; President, State Street Bank and Trust                             56 other investment
100 Royal Palm Way            Company and State Street Corporation.                                             companies in the
Palm Beach, FL                                                                                                  Fund Complex
TRUSTEE                       Retired: Director, VISA USA and VISA International;
                              Chairman and Director, Massachusetts Bankers Association;
                              Director, Depository Trust Corporation.

John E. Murray, Jr.,          Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
J.D., S.J.D.                  President, Law Professor, Duquesne University;                                    Trust and
Birthdate: December 20, 1932  Consulting Partner, Mollica & Murray.                                             56 other investment
President, Duquesne                                                                                             companies in the
University                    Retired: Dean and Professor of Law, University of                                 Fund Complex
Pittsburgh, PA                Pittsburgh School of Law; Dean and Professor of Law,
TRUSTEE                       Villanova University School of Law.

Wesley W. Posvar               Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
Birthdate: September 14, 1925  President, World Society of Ekistics, Athens; Professor,                          Trust and
1202 Cathedral of Learning     International Politics; Management Consultant; Trustee,                           56 other investment
University of Pittsburgh       Carnegie Endowment for International Peace, RAND                                  companies in the
Pittsburgh, PA                 Corporation, Online Computer Library Center, Inc.,                                Fund Complex
TRUSTEE                        National Defense University and U.S. Space Foundation;
                               President Emeritus, University of Pittsburgh; Founding
                               Chairman, National Advisory Council for Environmental
                               Policy and Technology, Federal Emergency Management
                               Advisory Board and Czech Management Center, Prague.
                               Retired: Professor, United States Military Academy;
                               Professor, United States Air Force Academy.

Marjorie P. Smuts              Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
Birthdate: June 21, 1935       Public Relations/Marketing/Conference Planning.                                   Trust and
4905 Bayard Street                                                                                               56 other investment
Pittsburgh, PA                 Retired: National Spokesperson, Aluminum Company of                               companies in the
TRUSTEE                        America; business owner.                                                          Fund Complex

Glen R. Johnson                Trustee, Federated Investors, Inc.; staff member,                          $0     $0 for the
Birthdate: May 2, 1929         Federated Securities Corp.                                                        Trust and
Federated Investors Tower                                                                                        8 other investment
1001 Liberty Avenue                                                                                              companies in the
Pittsburgh, PA                                                                                                   Fund Complex
PRESIDENT




Name                                                                                                             Total
Birthdate                                                                                       Aggregate        Compensation
Address                        Principal Occupations                                            Compensation     From Trust and
Position With Trust            for Past 5 Years                                                 From Trust       Fund Complex
-------------------            ------------------------------------------------------------     ------------     -------------------
Edward C. Gonzales             Trustee or Director of some of the Funds in the                            $0     $0 for the
Birthdate: October 22, 1930    Federated Fund Complex; President, Executive Vice                                 Trust and
Federated Investors Tower      President and Treasurer of some of the Funds in the                               1 other investment
1001 Liberty Avenue            Federated Fund Complex; Vice Chairman, Federated                                  companies in the
Pittsburgh, PA                 Investors, Inc.; Vice President, Federated Advisers,                              Fund Complex
EXECUTIVE VICE PRESIDENT       Federated Management, Federated Research, Federated
                               Research Corp., Federated Global Research Corp. and
                               Passport Research, Ltd.; Executive Vice President and
                               Director, Federated Securities Corp.; Trustee,
                               Federated Shareholder Services Company.

John W. McGonigle              Executive Vice President and Secretary of the                              $0     $0 for the
Birthdate: October 26, 1938    Federated Fund Complex; Executive Vice President,                                 Trust and
Federated Investors Tower      Secretary, and Director, Federated Investors, Inc.;                               56 other investment
1001 Liberty Avenue            Trustee, Federated Advisers, Federated Management,                                companies in the
Pittsburgh, PA                 and Federated Research; Director, Federated Research                              Fund Complex
EXECUTIVE VICE PRESIDENT       Corp. and Federated Global Research Corp.; Director,
and SECRETARY                  Federated Services Company; Director, Federated

                               Securities Corp.

Richard J. Thomas              Treasurer of the Federated Fund Complex; Vice                              $0     $0 for the
Birthdate:  June 17, 1954      President - Funds Financial Services Division, Federated                          Trust and
Federated Investors Tower      Investors, Inc.; Formerly: various management positions                           56 other investment
1001 Liberty Avenue            within Funds Financial Services Division of Federated                             companies in the
Pittsburgh, PA                 Investors, Inc.                                                                   Fund Complex
TREASURER

Richard B. Fisher              President or Vice President of some of the Funds in the                    $0     $0 for the
Birthdate: May 17, 1923        Federated Fund Complex; Director or Trustee of some of                            Trust and
Federated Investors Tower      the Funds in the Federated Fund Complex; Executive                                6 other investment
1001 Liberty Avenue            Vice President, Federated Investors, Inc.; Chairman and                           companies in the
Pittsburgh, PA                 Director, Federated Securities Corp.                                              Fund Complex
VICE PRESIDENT

J. Thomas Madden               Chief Investment Officer of this Fund and various other                   $0     $0 for the
Birthdate: October 22, 1945    Funds in the Federated Fund Complex; Executive Vice                              Trust and
Federated Investors Tower      President, Federated Investment Counseling, Federated                            12 other investment
1001 Liberty Avenue            Global Research Corp., Federated Advisers, Federated                             companies in the
Pittsburgh, PA                 Management, Federated Research, and Passport                                     Fund Complex
CHIEF INVESTMENT OFFICER       Research, Ltd.; Vice President, Federated Investors, Inc.;
                               Formerly: Executive Vice President and Senior Vice
                               President, Federated Investment Counseling Institutional
                               Portfolio Management Services Division; Senior Vice
                               President, Federated Research Corp., Federated
                               Advisers, Federated Management, Federated Research,

                               and Passport Research, Ltd.

Thomas M. Franks               Vice President, Federated Investment Counseling,                          $0     $0 for the
Birthdate: December 15, 1954   Federated Advisers, Federated Global Research Corp.,                             Trust and no
Federated Investors Tower      Federated Management, Federated Research, Federated                              other investment
1001 Liberty Avenue            Research Corp. and Passport Research, Ltd.                                       companies in the
Pittsburgh, PA                                                                                                  Fund Complex
SENIOR PORTFOLIO MANAGER/
VICE PRESIDENT


## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

 + Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

INVESTMENT MANAGER

--------------------------------------------------------------------------------



The Manager oversees the Sub-Manager, Northern Trust Quantitative Advisors, Inc., a subsidiary of Northern Trust Corporation, which conducts investment research and makes investment decisions for the Fund. The directors of the Sub-Manager are James M. Snyder, Perry R. Pero, Sheila A. Penrose, John R. Goodwin, Stephen N. Potter, and Jeffrey H. Wessel. The executive officers of the Sub-Manager are James M. Snyder, Chief Executive Officer, Jeffrey H. Wessel, President and John R. Goodwin, Chief Investment Officer.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the small capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.



The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting
services) necessary to operate the Fund.   Federated Services Company provides
these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




            Maximum                    Average Aggregate Daily Net
        Administrative Fee            Assets of the Federated Funds

        ------------------            -----------------------------

          0.150 of 1%                   on the first $250 million
          0.125 of 1%                   on the next $250 million
          0.100 of 1%                   on the next $250 million
          0.075 of 1%               on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS

Ernst & Young LLP is the independent auditor for the Fund.


FEES PAID BY THE FUND FOR SERVICES




                                           For the Year ended
                                              October 31,

                                        1998       1997        1996

Management Fee Earned.............  $5,328,240  $3,606,538  $2,312,405
Management Fee Reduction..........  $  414,314  $  573,407  $  490,571
Brokerage Commissions.............  $  102,687  $   37,996  $   48,476

12b-1 Fee.........................
    Institutional Service Shares..  $  302,680
    Class C Shares................  $   55,890
Shareholder Services Fee..........
    Institutional Shares..........  $        0
    Institutional Service Shares..  $  832,370
    Class C Shares................  $   18,630

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

HOW DOES THE FUND MEASURE PERFORMANCE?

================================================================================

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns given for the one-, five- and since inception periods ended October 31, 1998.
Yield given for the 30-day period ended October 31, 1998.




-----------------------------------------------------------------------------------
                          Institutional        Institutional       Class C Shares
                              Shares          Service Shares

-----------------------------------------------------------------------------------
                                    Total Return

-----------------------------------------------------------------------------------
One Year:                    21.56%               21.21%               N/A
Five Year:                   20.88%               20.51%               N/A
Since Inception:             17.18%*              20.25%*             18.57%*
-----------------------------------------------------------------------------------
                                        Yield

-----------------------------------------------------------------------------------
                              1.25%                0.98%               0.33%
-----------------------------------------------------------------------------------



*Institutional Shares inception date was July 11, 1990.
 Institutional Service Shares inception date was September 7, 1993.



 Class C Shares inception date was November 10, 1997.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



Dow Jones Industrial Average (DJIA). Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc. An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

WHO IS FEDERATED INVESTORS, INC.?

================================================================================



Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW



Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis-- is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive

Vice Presidents of the Federated advisory companies.

Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



FEDERATED CLIENTS OVERVIEW



Institutional Clients. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Standard & Poor's

================================================================================

The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDRESSES

================================================================================




Federated Max-Cap Fund
Institutional Shares

Institutional Service Shares                     Federated Investors Funds
Class C Shares                                   5800 Corporate Drive

                                                 Pittsburgh, PA 15237-7000

--------------------------------------------------------------------------------

Distributor

Federated Securities Corp.                       Federated Investors Tower
                                                 1001 Liberty Avenue,
                                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Investment Manager

Federated Management                             Federated Investors Tower
                                                 1001 Liberty Avenue,
                                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Sub-Manager                                      50 South LaSalle Street
Northern Trust Quantitative Advisors, Inc.       Chicago, IL  60675

--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company              P.O. Box 8600
                                                 Boston, MA 02266-8600

--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company           P.O. Box 8600

                                                 Boston, MA 02266-8600

--------------------------------------------------------------------------------

Independent Auditors

Ernst & Young LLP                                200 Clarendon Street
                                                 Boston, MA 02116-5072

--------------------------------------------------------------------------------





Federated Mid-Cap Fund



A Portfolio of Federated Index Trust



A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's MidCap 400 Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



CONTENTS

Risk/Return Summary                                    1
What are the Fund's Fees and Expenses?                 2
What are the Fund's Investment Strategies?             3
What are the Principal Securities in Which the

  Fund Invests?                                        3
What are the Specific Risks of Investing in the Fund?  3
What do Shares Cost?                                   4
How is the Fund Sold?                                  4
How to Purchase Shares                                 5
How to Redeem Shares                                   6
Account and Share Information                          7
Who Manages the Fund?                                  8
Financial Information                                  9


DECEMBER 31, 1998



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly-traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests at least 80% of its assets in the medium capitalization common stocks comprising the Standard & Poor's MidCap 400 Index (the "Index").



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.


Stock Market Risks



The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. Fluctuations in the Fund's portfolio may reflect changes in individual portfolio stocks or general changes in stock valuations and will result in changes in the Fund's share price. The Fund's investment manager (Manager) attempts to manage market risk through diversification by limiting the amount the Fund invests in each stock. Other risks of investing in the Fund include risks related to company size, sector risk and liquidity risks.




  The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Mid-Cap Fund as of the calendar year-end for each of the last five years.

     The `y' axis reflects the "% Total Return" beginning with -5% and increasing in increments of 5% up to 35%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1997. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1997 are:
11.21%, -4.29%, 29.02%, 18.27% and 31.05%, respectively.

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based on net asset value.
The Fund's total return from January 1, 1998 to September 30, 1998 was (7.54%).

Within the period shown in the chart, the Fund's highest quarterly return was 15.86% (quarter ended September 30, 1997). Its lowest quarterly return was (3.95%) (quarter ended June 30, 1994).

Average Annual Total Return


Calendar Period                              Fund      S&P 400

--------------------------------------------------------------
1 Year                                        31.05%     32.22%

--------------------------------------------------------------
5 Years                                       16.31%     17.80%
--------------------------------------------------------------
Life of Fund1                                 17.63%     18.54%
--------------------------------------------------------------



 1 Since inception date of November 5, 1992.

   The table shows the Fund's average annual total returns averaged over a period of years relative to the Standard & Poor's 400 Index, a broad-based market index, for the calendar periods ending December 31, 1997.

   Past performance does not necessarily predict future performance.
   This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

FEDERATED MID-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)........................................  None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).....  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)...  None
Redemption Fee (as a percentage of amount redeemed, if applicable)..........................................................  None
Exchange Fee................................................................................................................  None

Annual Fund Operating Expenses  (before waivers)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/...........................................................................................................  0.40%
Distribution (12b-1) Fee....................................................................................................  None
Shareholder Services Fee/3/.................................................................................................  0.25%
Other Expenses..............................................................................................................  0.24%
Total Annual Fund Operating Expenses........................................................................................  0.89%



1 Although not contractually obligated to do so, the adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.


     Waiver of Fund Expenses................................................................................................  0.28%
     Total Actual Annual Fund Operating Expenses (after waivers)............................................................  0.61%




2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.34% for the year ended October 31, 1998.





3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.03% for the year ended October 31, 1998.

EXAMPLE



The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------
Fund                         $91       $284       $493      $1,096
------------------------------------------------------------------



What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1998, the capitalization range of the Index was $189 million to $24.4 billion. As of the same date, the weighted median market capitalization of the Fund was $2.8 billion.

  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.



What are the Principal Securities in which the Fund Invests?


COMMON STOCKS

Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.



STOCK INDEX FUTURES

Stock Index Futures provide for the future sale by one party and purchase by another party of a specified amount of an Index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.



What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. This will result in changes in the Fund's share price.

RISKS RELATED TO COMPANY SIZE



Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price.

In addition, investing in small and, in many cases, medium capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.

SECTOR RISK



Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. The more significant a sector is in the composition of the Index, the more the Fund's performance will be susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity making it more difficult to sell or buy the securities at a favorable price or time. In response, the fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.



What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price).

  The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).





How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and



 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire

Send your wire to:



 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:



 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:



 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.





How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND


By Telephone



You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem Shares by mailing a written request to the Fund.



  You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:



 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600



Send requests by private courier or overnight delivery service to:



 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed; and

 .  signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.



Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last thirty days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund

ADDITIONAL CONDITIONS



Telephone Transactions



The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.



  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales.

 Please consult your tax adviser regarding your federal, state, and local tax liability.



Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Management. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Manager and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.



  The Manager receives an annual management fee equal to 0.40% of the Fund's average daily net assets. The Manager waives a portion of its fee or reimburses the Fund for certain operating expenses.

  The Manager delegates daily management of the Fund assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675.

  The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have, as of September 30, 1998, placed approximately $31.7 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 368 nationwide non-financial institution clients invest. In total, the Sub-Manager manages 78 commingled/common trust funds. Northern Trust is a bank-holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1998, total assets of Northern Trust were $28.1 billion and trust assets under administration were $1.1 trillion.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Manager is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 30.


Year Ended October 31                           1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 17.17     $ 13.75     $ 12.78     $ 11.02     $ 11.57
-------------------------------------------
Income from Investment Operations:

-------------------------------------------
Net investment income                           0.20        0.18        0.18        0.22        0.21
-------------------------------------------
Net realized and unrealized gain (loss)         0.74        4.00        1.73        1.93       (0.07)
 on investments and futures contracts
----------------------------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS               0.94        4.18        1.91        2.15        0.14
----------------------------------------------------------------------------------------------------
Less Distributions:

-------------------------------------------
Distributions from net investment income       (0.20)      (0.17)      (0.20)      (0.20)      (0.19)
-------------------------------------------
Distributions from net realized gain on

investments and futures contracts              (1.38)      (0.59)      (0.74)      (0.19)      (0.50)
----------------------------------------------------------------------------------------------------
 TOTAL DISTRIBUTIONS                           (1.58)      (0.76)      (0.94)      (0.39)      (0.69)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 16.53     $ 17.17     $ 13.75     $ 12.78     $ 11.02
----------------------------------------------------------------------------------------------------
Total Return/1/                                 5.73%      31.83%      15.80%      20.12%       1.25%
----------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

----------------------------------------------------------------------------------------------------
Expenses                                        0.61%       0.60%       0.60%       0.60%       0.54%
----------------------------------------------------------------------------------------------------
Net investment income                           1.12%       1.19%       1.31%       1.89%       1.84%
----------------------------------------------------------------------------------------------------
Expense waiver/reimbursement/2/                 0.28%       0.31%       0.34%       0.41%       0.59%
----------------------------------------------------------------------------------------------------
Supplemental Data:

----------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)      $83,630     $73,874     $59,948     $62,580     $44,012
----------------------------------------------------------------------------------------------------
Portfolio turnover                                25%         19%         17%         26%         30%
----------------------------------------------------------------------------------------------------

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

OCTOBER 31, 1998


Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------

            /1/COMMON STOCKS--89.3%
            Basic Industry--5.6%

     5,200  AK Steel Holding Corp.                                                                        $    90,025
            --------------------------------------------------------------------------------------------
     6,300  /2/Airgas, Inc.                                                                                    72,450
            --------------------------------------------------------------------------------------------
     2,624  Albany International Corp., Class A                                                                47,888
            --------------------------------------------------------------------------------------------
      4,075  Albemarle Corp.                                                                                   77,680
            --------------------------------------------------------------------------------------------
     4,600  Bowater, Inc.                                                                                     187,738
            --------------------------------------------------------------------------------------------
     5,500  /2/Burlington Industries, Inc.                                                                     50,875
            --------------------------------------------------------------------------------------------
     6,000  Cabot Corp.                                                                                       168,375
            --------------------------------------------------------------------------------------------
     2,100  CalMat Co.                                                                                         49,219
            --------------------------------------------------------------------------------------------
     3,500  Calgon Carbon Corp.                                                                                24,719
            --------------------------------------------------------------------------------------------
     2,000  Carpenter Technology Corp.                                                                         70,125
            --------------------------------------------------------------------------------------------
     1,900  Chesapeake Corp.                                                                                   66,500
            --------------------------------------------------------------------------------------------
     1,000  Cleveland Cliffs, Inc.                                                                             39,688
            --------------------------------------------------------------------------------------------
     7,900  Consolidated Papers, Inc.                                                                         190,094
            --------------------------------------------------------------------------------------------
     6,500  Crompton and Knowles Corp.                                                                        104,406
            --------------------------------------------------------------------------------------------
     3,900  /2/Cytec Industries, Inc.                                                                          93,600
            --------------------------------------------------------------------------------------------
     2,000  Dexter Corp.                                                                                       58,500
            --------------------------------------------------------------------------------------------
     4,300  Donaldson Co., Inc.                                                                                78,206
            --------------------------------------------------------------------------------------------
     7,300  Ethyl Corp.                                                                                        40,150
            --------------------------------------------------------------------------------------------
     3,150  Ferro Corp.                                                                                        80,325
            --------------------------------------------------------------------------------------------
     1,200  Fuller (H.B.) Co.                                                                                  49,350
            --------------------------------------------------------------------------------------------
     2,700  Georgia Gulf Corp.                                                                                 46,069
            --------------------------------------------------------------------------------------------
     8,100  Georgia-Pacific Corp.                                                                             179,719
            --------------------------------------------------------------------------------------------
     3,700  Glatfelter (P.H.) Co.                                                                              45,556
            --------------------------------------------------------------------------------------------
     4,400  Hanna (M.A.) Co.                                                                                   64,625
            --------------------------------------------------------------------------------------------
    10,000  IMC Global, Inc.                                                                                  260,000
            --------------------------------------------------------------------------------------------
     3,600  /2/Imation Corp.                                                                                   63,675
            --------------------------------------------------------------------------------------------
     2,740  Inland Steel Industries, Inc.                                                                      50,005
            --------------------------------------------------------------------------------------------
     3,700  Lawter International, Inc.                                                                         28,213
            --------------------------------------------------------------------------------------------
     4,500  Longview Fibre Co.                                                                                 54,000
            --------------------------------------------------------------------------------------------
     4,900  Lubrizol Corp.                                                                                    136,588
            --------------------------------------------------------------------------------------------
     4,100  Martin Marietta Materials                                                                         201,156
            --------------------------------------------------------------------------------------------
       700  /2/Maxxam, Inc.                                                                                    37,056
            --------------------------------------------------------------------------------------------
     2,000  Minerals Technologies, Inc.                                                                        91,125
            --------------------------------------------------------------------------------------------
Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

            Basic Industry--continued

       600  NCH, Corp.                                                                                    $    41,100
            --------------------------------------------------------------------------------------------
     2,300  Oregon Steel Mills                                                                                 28,175
            --------------------------------------------------------------------------------------------
     8,750  RPM, Inc.                                                                                         147,109
            --------------------------------------------------------------------------------------------
     2,500  Rayonier, Inc.                                                                                     97,969
            --------------------------------------------------------------------------------------------
     3,025  Schulman (A.), Inc.                                                                                60,122
            --------------------------------------------------------------------------------------------
    10,600  Solutia, Inc.                                                                                     232,538
            --------------------------------------------------------------------------------------------
     8,973  Sonoco Products Co.                                                                               254,609
            --------------------------------------------------------------------------------------------
     3,400  Southdown, Inc.                                                                                   185,088
            --------------------------------------------------------------------------------------------
     5,400  Unifi, Inc.                                                                                        91,125
            --------------------------------------------------------------------------------------------
     3,000  Vulcan Materials Co.                                                                              355,875
            --------------------------------------------------------------------------------------------
     2,700  Wellman, Inc.                                                                                      33,919
            --------------------------------------------------------------------------------------------
     5,000  /2/WestPoint Stevens, Inc.                                                                        142,188
            --------------------------------------------------------------------------------------------
     5,100  Witco Corp.                                                                                        95,940
            ---------------------------------------------------------------------------------------------------------
              TOTAL                                                                                         4,663,457

            ---------------------------------------------------------------------------------------------------------
            Consumer Durables--3.2%

     2,200  Arvin Industries, Inc.                                                                             87,175
            --------------------------------------------------------------------------------------------
     2,000  Bandag, Inc.                                                                                       70,750
            --------------------------------------------------------------------------------------------
     2,100  Borg-Warner Automotive, Inc.                                                                       98,438
            --------------------------------------------------------------------------------------------
     6,600  Callaway Golf Co.                                                                                  71,775
            --------------------------------------------------------------------------------------------
     2,600  Carlisle Cos., Inc.                                                                               100,425
            --------------------------------------------------------------------------------------------
    10,476  Clayton Homes, Inc.                                                                               161,723
            --------------------------------------------------------------------------------------------
     5,300  /2/Electronic Arts, Inc.                                                                          217,963
            --------------------------------------------------------------------------------------------
     1,400  Enesco Group, Inc.                                                                                 35,525
            --------------------------------------------------------------------------------------------
     4,700  Federal-Mogul Corp.                                                                               254,681
            --------------------------------------------------------------------------------------------
    13,400  Harley Davidson, Inc.                                                                             519,250
            --------------------------------------------------------------------------------------------
     9,900  International Game Technology                                                                     223,369
            --------------------------------------------------------------------------------------------
    17,300  Leggett and Platt, Inc.                                                                           404,388
            --------------------------------------------------------------------------------------------
     3,200  SPX Corp.                                                                                         174,200
            --------------------------------------------------------------------------------------------
    10,800  Shaw Industries, Inc.                                                                             187,650
            --------------------------------------------------------------------------------------------
     2,400  Superior Industries International, Inc.                                                            62,845
            ---------------------------------------------------------------------------------------------------------
              TOTAL                                                                                         2,670,157

            ---------------------------------------------------------------------------------------------------------
            Consumer Non-Durables--3.6%

     1,700  Church and Dwight, Inc.                                                                            52,169
            --------------------------------------------------------------------------------------------
     3,500  Dean Foods Co.                                                                                    164,063
            --------------------------------------------------------------------------------------------
     9,000  Dial Corp.                                                                                        248,063
            --------------------------------------------------------------------------------------------

Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

            Consumer Non-Durables--continued

     5,300  Dole Food, Inc.                                                                               $   159,663
            --------------------------------------------------------------------------------------------
     2,400  Dreyers Grand Ice Cream, Inc.                                                                      31,500
            --------------------------------------------------------------------------------------------
     3,500  First Brands Corp.                                                                                132,125
            --------------------------------------------------------------------------------------------
     8,725  Flowers Industries, Inc.                                                                          178,863
            --------------------------------------------------------------------------------------------
     6,600  Hormel Foods Corp.                                                                                214,913
            --------------------------------------------------------------------------------------------
     8,100  IBP, Inc.                                                                                         219,206
            --------------------------------------------------------------------------------------------
     1,600  International Multifoods Corp.                                                                     33,300
            --------------------------------------------------------------------------------------------
     6,400  Interstate Bakeries Corp.                                                                         160,400
            --------------------------------------------------------------------------------------------
     8,900  /2/Jones Apparel Group, Inc.                                                                      153,525
            --------------------------------------------------------------------------------------------
     2,600  Lance, Inc.                                                                                        49,725
            --------------------------------------------------------------------------------------------
     6,400  McCormick & Co., Inc.                                                                             198,800
            --------------------------------------------------------------------------------------------
     2,600  Smucker (J.M.) Co., Class A                                                                        57,200
            --------------------------------------------------------------------------------------------
    20,300  Tyson Foods, Inc., Class A                                                                        466,900
            --------------------------------------------------------------------------------------------
     3,900  /2/UCAR International, Inc.                                                                        70,200
            --------------------------------------------------------------------------------------------
     3,100  Universal Corp.                                                                                   115,669
            --------------------------------------------------------------------------------------------
     4,500  Universal Foods Corp.                                                                              97,594
            --------------------------------------------------------------------------------------------
     4,000  /2/Vlasic Foods International, Inc.                                                                74,750
            --------------------------------------------------------------------------------------------
     5,600  Warnaco Group, Inc., Class A                                                                      143,145
            ---------------------------------------------------------------------------------------------------------
              TOTAL                                                                                         3,021,773

            ---------------------------------------------------------------------------------------------------------
            Energy Minerals--3.5%

     6,300  /2/BJ Services Co.                                                                                128,756
            --------------------------------------------------------------------------------------------
    12,400  ENSCO International, Inc.                                                                         166,625
            --------------------------------------------------------------------------------------------
    15,200  /2/Global Marine, Inc.                                                                            188,100
            --------------------------------------------------------------------------------------------
     6,900  Lyondell Chemical Co.                                                                             116,438
            --------------------------------------------------------------------------------------------
     3,900  Murphy Oil Corp.                                                                                  161,119
            --------------------------------------------------------------------------------------------
     8,800  /2/Nabors Industries, Inc.                                                                        162,800
            --------------------------------------------------------------------------------------------
     5,000  Noble Affiliates, Inc.                                                                            163,750
            --------------------------------------------------------------------------------------------
    11,500  /2/Noble Drilling Corp.                                                                           197,656
            --------------------------------------------------------------------------------------------
     8,818  /2/Ocean Energy, Inc.                                                                             110,225
            --------------------------------------------------------------------------------------------
     6,700  /2/Parker Drilling Co.                                                                             33,081
            --------------------------------------------------------------------------------------------
     8,800  Pioneer Natural Resources, Inc.                                                                   132,550
            --------------------------------------------------------------------------------------------
     3,200  Quaker State Corp.                                                                                 45,200
            --------------------------------------------------------------------------------------------
    11,000  Ranger Oil Ltd.                                                                                    70,125
            --------------------------------------------------------------------------------------------
     4,200  /2/Smith International, Inc.                                                                      150,938
            --------------------------------------------------------------------------------------------
    13,700  Tosco Corp.                                                                                       384,456
            --------------------------------------------------------------------------------------------
     8,800  Transocean Offshore, Inc.                                                                         325,050
            --------------------------------------------------------------------------------------------
Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

            Energy Minerals--continued

     7,950  Ultramar Diamond Shamrock Corp.                                                               $   214,153
            --------------------------------------------------------------------------------------------
     4,900  Valero Energy Corp.                                                                               122,500
            --------------------------------------------------------------------------------------------
     5,700  /2/Varco International, Inc.                                                                       61,625
            ---------------------------------------------------------------------------------------------------------
              TOTAL                                                                                         2,935,147

            ---------------------------------------------------------------------------------------------------------
            Finance--13.1%

     6,100  Ambac Financial Group, Inc.                                                                       354,944
            --------------------------------------------------------------------------------------------
    23,450  Aflac, Inc.                                                                                       894,031
            --------------------------------------------------------------------------------------------
     5,550  Associated Banc Corp.                                                                             194,944
            --------------------------------------------------------------------------------------------
     3,600  CCB Financial Corp.                                                                               189,450
            --------------------------------------------------------------------------------------------
    11,767  Charter One Financial, Inc.                                                                       322,857
            --------------------------------------------------------------------------------------------
     4,100  City National Corp.                                                                               140,169
            --------------------------------------------------------------------------------------------
    13,350  Comdisco, Inc.                                                                                    206,091
            --------------------------------------------------------------------------------------------
     9,900  Crestar Financial Corp.                                                                           652,163
            --------------------------------------------------------------------------------------------
    10,000  Dime Bancorp, Inc.                                                                                238,125
            --------------------------------------------------------------------------------------------
     8,387  Edwards (AG), Inc.                                                                                289,876
            --------------------------------------------------------------------------------------------
     5,000  Finova Group, Inc.                                                                                243,750
            --------------------------------------------------------------------------------------------
    16,525  First Security Corp.                                                                              337,730
            --------------------------------------------------------------------------------------------
    11,200  First Tennessee National Corp.                                                                    354,900
            --------------------------------------------------------------------------------------------
     4,500  First Virginia Bank, Inc.                                                                         205,313
            --------------------------------------------------------------------------------------------
    12,800  Firstar Corp.                                                                                     726,400
            --------------------------------------------------------------------------------------------
     4,300  GATX Corp.                                                                                        148,350
            --------------------------------------------------------------------------------------------
     8,500  Greenpoint Financial Corp.                                                                        278,906
            --------------------------------------------------------------------------------------------
     2,600  HSB Group, Inc.                                                                                   104,975
            --------------------------------------------------------------------------------------------
    13,700  Hibernia Corp., Class A                                                                           228,619
            --------------------------------------------------------------------------------------------
     9,300  Marshall & Ilsley Corp.                                                                           453,375
            --------------------------------------------------------------------------------------------
     6,250  Mercantile Bankshares Corp.                                                                       203,906
            --------------------------------------------------------------------------------------------
    12,550  North Fork Bancorp, Inc.                                                                          249,431
            --------------------------------------------------------------------------------------------
     9,385  Old Kent Financial Corp.                                                                          394,757
            --------------------------------------------------------------------------------------------
    12,000  Old Republic International Corp.                                                                  228,000
            --------------------------------------------------------------------------------------------
     7,100  Pacific Century Financial Corp.                                                                   144,663
            --------------------------------------------------------------------------------------------
    12,350  PaineWebber Group, Inc.                                                                           412,953
            --------------------------------------------------------------------------------------------
     2,700  PMI Group, Inc.                                                                                   136,181
            --------------------------------------------------------------------------------------------
     3,200  /2/Policy Management System Corp.                                                                 145,400
            --------------------------------------------------------------------------------------------
     5,400  Protective Life Corp.                                                                             200,138
            --------------------------------------------------------------------------------------------
     3,800  Provident Financial Group, Inc.                                                                   146,419
            --------------------------------------------------------------------------------------------

Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

            Finance--continued

     8,000  Reliastar Financial Corp.                                                                     $   350,500
            --------------------------------------------------------------------------------------------
    14,400  SouthTrust Corp.                                                                                  525,600
            --------------------------------------------------------------------------------------------
    12,700  Sovereign Bancorp, Inc.                                                                           166,688
            --------------------------------------------------------------------------------------------
    10,500  T. Rowe Price Associates                                                                          373,406
            --------------------------------------------------------------------------------------------
     7,800  TCF Financial Corp.                                                                               183,788
            --------------------------------------------------------------------------------------------
     2,900  Wilmington Trust Corp.                                                                            159,681
            --------------------------------------------------------------------------------------------
     6,600  Zions Bancorp                                                                                     350,208
            ---------------------------------------------------------------------------------------------------------
              TOTAL                                                                                        10,936,687

            ---------------------------------------------------------------------------------------------------------
            Health Care--9.1%

     2,500  /2/Acuson Corp.                                                                                    37,656
            --------------------------------------------------------------------------------------------
     2,700  /2/Agouron Pharmaceuticals, Inc.                                                                  104,625
            --------------------------------------------------------------------------------------------
     9,900  Allegiance Corp.                                                                                  368,156
            --------------------------------------------------------------------------------------------
     4,500  /2/Apria Healthcare Group, Inc.                                                                    18,281
            --------------------------------------------------------------------------------------------
     4,406  Bergen Brunswig Corp., Class A                                                                    215,068
            --------------------------------------------------------------------------------------------
     9,100  /2/Beverly Enterprises, Inc.                                                                       61,425
            --------------------------------------------------------------------------------------------
     6,500  /2/Biogen, Inc.                                                                                   451,750
            --------------------------------------------------------------------------------------------
     4,000  Carter Wallace, Inc.                                                                               71,000
            --------------------------------------------------------------------------------------------
     6,200  /2/Centocor, Inc.                                                                                 275,900
            --------------------------------------------------------------------------------------------
    15,624  /2/Chiron Corp.                                                                                   351,540
            --------------------------------------------------------------------------------------------
     4,100  /2/Concentra Managed Care, Inc.                                                                    42,025
            --------------------------------------------------------------------------------------------
     5,100  /2/Covance, Inc.                                                                                  142,163
            --------------------------------------------------------------------------------------------
     4,600  Dentsply International, Inc.                                                                      118,450
            --------------------------------------------------------------------------------------------
     7,100  /2/Forest Labratories, Inc., Class A                                                              296,869
            --------------------------------------------------------------------------------------------
    10,740  /2/Foundation Health Systems, Inc., Class A                                                       126,195
            --------------------------------------------------------------------------------------------
     6,900  /2/Genzyme Corp.                                                                                  290,231
            --------------------------------------------------------------------------------------------
    22,025  /2/Health Management Association, Class A                                                         392,320
            --------------------------------------------------------------------------------------------
     6,500  ICN Pharmaceuticals, Inc.                                                                         151,938
            --------------------------------------------------------------------------------------------
    10,500  Ivax Corp.                                                                                         99,750
            --------------------------------------------------------------------------------------------
     5,100  /2/Lincare Holdings, Inc.                                                                         203,681
            --------------------------------------------------------------------------------------------
     8,300  McKesson Corp.                                                                                    639,100
            --------------------------------------------------------------------------------------------
     6,900  /2/Medaphis Corp.                                                                                  22,425
            --------------------------------------------------------------------------------------------
    10,800  Mylan Laboratories, Inc.                                                                          371,925
            --------------------------------------------------------------------------------------------
     5,400  /2/NovaCare, Inc.                                                                                  22,275
            --------------------------------------------------------------------------------------------
     7,800  Omnicare, Inc.                                                                                    269,588
            --------------------------------------------------------------------------------------------
     7,100  /2/Oxford Health Plans, Inc.                                                                       83,869
            --------------------------------------------------------------------------------------------
     6,100  /2/PSS World Medical, Inc.                                                                        134,963
            --------------------------------------------------------------------------------------------
Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

            Health Care--continued

     3,998  /2/PacifiCare Health Systems, Inc., Class B                                                   $   314,843
            --------------------------------------------------------------------------------------------
     6,500  /2/Perrigo Co.                                                                                     51,594
            --------------------------------------------------------------------------------------------
     6,600  /2/Quintiles Transnational Corp.                                                                  298,650
            --------------------------------------------------------------------------------------------
     6,600  /2/Quorum Health Group, Inc.                                                                       95,700
            --------------------------------------------------------------------------------------------
     6,000  /2/Steris Corp.                                                                                   138,000
            --------------------------------------------------------------------------------------------
     8,500  Stryker Corp.                                                                                     356,469
            --------------------------------------------------------------------------------------------
     8,900  /2/Sybron International Corp.                                                                     220,275
            --------------------------------------------------------------------------------------------
     7,100  /2/Total Renal Care Holdings, Inc.                                                                173,950
            --------------------------------------------------------------------------------------------
     3,500  /2/Trigon Healthcare, Inc.                                                                        131,250
            --------------------------------------------------------------------------------------------
     7,800  /2/Watson Pharmaceuticals, Inc.                                                                   433,870
            ---------------------------------------------------------------------------------------------------------
              TOTAL                                                                                         7,577,769

            ---------------------------------------------------------------------------------------------------------
            Producer Manufacturing--6.5%

     5,200  AGCO Corp.                                                                                         49,400
            --------------------------------------------------------------------------------------------
     5,400  American Financial Group, Inc.                                                                    189,338
            --------------------------------------------------------------------------------------------
     8,400  /2/American Power Conversion Corp.                                                                356,475
            --------------------------------------------------------------------------------------------
     6,300  /2/American Standard Cos.                                                                         201,206
            --------------------------------------------------------------------------------------------
     2,900  Ametek, Inc.                                                                                       61,444
            --------------------------------------------------------------------------------------------
    11,700  Danaher Corp.                                                                                     467,269
            --------------------------------------------------------------------------------------------
     6,093  Diebold, Inc.                                                                                     190,025
            --------------------------------------------------------------------------------------------
     4,000  Federal Signal Corp.                                                                               96,250
            --------------------------------------------------------------------------------------------
     3,500  Flowserve Corp.                                                                                    63,000
            --------------------------------------------------------------------------------------------
     5,400  HON Industries, Inc.                                                                              114,413
            --------------------------------------------------------------------------------------------
     4,000  Harsco Corp.                                                                                      131,000
            --------------------------------------------------------------------------------------------
     5,780  Hubbell, Inc., Class B                                                                            230,478
            --------------------------------------------------------------------------------------------
     2,900  Kaydon Corp.                                                                                      101,863
            --------------------------------------------------------------------------------------------
     2,600  Kennametal, Inc.                                                                                   53,950
            --------------------------------------------------------------------------------------------
     3,749  Lancaster Colony Corp.                                                                            112,470
            --------------------------------------------------------------------------------------------
     5,900  /2/Lear Corp.                                                                                     189,538
            --------------------------------------------------------------------------------------------
     5,800  /2/Lexmark Intl. Group, Class A                                                                   405,638
            --------------------------------------------------------------------------------------------
     2,800  /2/Magnetek, Inc.                                                                                  35,525
            --------------------------------------------------------------------------------------------
     5,250  Mark IV Industries, Inc.                                                                           80,719
            --------------------------------------------------------------------------------------------
     6,100  Meritor Automotive, Inc.                                                                          113,994
            --------------------------------------------------------------------------------------------
     7,600  Miller Herman, Inc.                                                                               167,675
            --------------------------------------------------------------------------------------------
     2,600  Modine Manufacturing Co.                                                                           85,150
            --------------------------------------------------------------------------------------------
     1,400  Nordson Corp.                                                                                      62,738
            --------------------------------------------------------------------------------------------

Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

            Producer Manufacturing--continued

     4,200  Olin Corp.                                                                                    $   116,288
            --------------------------------------------------------------------------------------------
     3,400  Pentair, Inc.                                                                                     127,925
            --------------------------------------------------------------------------------------------
     3,600  Pittston Brink's Group                                                                            107,100
            --------------------------------------------------------------------------------------------
     2,150  Precision Castparts Corp.                                                                          94,600
            --------------------------------------------------------------------------------------------
     2,700  Stewart & Stevenson Services                                                                       36,956
            --------------------------------------------------------------------------------------------
     1,900  Tecumseh Products Co., Class A                                                                     98,800
            --------------------------------------------------------------------------------------------
     3,300  Teleflex, Inc.                                                                                    127,669
            --------------------------------------------------------------------------------------------
     3,850  Trinity Industries, Inc.                                                                          142,931
            --------------------------------------------------------------------------------------------
    14,350  /2/U.S. Filter Corp.                                                                              304,041
            --------------------------------------------------------------------------------------------
     2,525  /2/U.S. Office Products Co.                                                                        19,411
            --------------------------------------------------------------------------------------------
     8,700  Viad Corp.                                                                                        238,706
            --------------------------------------------------------------------------------------------
     2,400  Watts Industries, Inc., Class A                                                                    44,100
            --------------------------------------------------------------------------------------------
     5,067  Wausau-Mosinee Paper Corp.                                                                         88,356
            --------------------------------------------------------------------------------------------
     8,900  Whitman Corp.                                                                                     190,794
            --------------------------------------------------------------------------------------------
     3,600  York International Corp.                                                                          135,441
            --------------------------------------------------------------------------------------------
              TOTAL                                                                                         5,432,676

            --------------------------------------------------------------------------------------------
            Retail Trade--5.1%

     4,800  /2/Abercrombie & Fitch Co., Class A                                                               190,500
            --------------------------------------------------------------------------------------------
     3,300  /2/BJ's Wholesale Club, Inc.                                                                      118,594
            --------------------------------------------------------------------------------------------
     6,000  /2/Barnes & Noble, Inc.                                                                           195,750
            --------------------------------------------------------------------------------------------
    12,200  /2/Bed Bath & Beyond, Inc.                                                                        336,263
            --------------------------------------------------------------------------------------------
     8,800  /2/Best Buy Co., Inc.                                                                             422,400
            --------------------------------------------------------------------------------------------
     6,800  /2/Borders Group, Inc.                                                                            172,550
            --------------------------------------------------------------------------------------------
     4,450  Claire's Stores, Inc.                                                                              75,372
            --------------------------------------------------------------------------------------------
     8,000  /2/CompUSA, Inc.                                                                                  111,000
            --------------------------------------------------------------------------------------------
     5,200  /2/Dollar Tree Stores, Inc.                                                                       200,525
            --------------------------------------------------------------------------------------------
    15,100  Family Dollar Stores, Inc.                                                                        273,688
            --------------------------------------------------------------------------------------------
     3,300  Fastenal Co.                                                                                      119,213
            --------------------------------------------------------------------------------------------
     6,700  /2/General Nutrition Cos., Inc.                                                                    97,569
            --------------------------------------------------------------------------------------------
     3,700  Hannaford Brothers Co.                                                                            162,106
            --------------------------------------------------------------------------------------------
     5,150  Heilig-Meyers Co.                                                                                  39,591
            --------------------------------------------------------------------------------------------
     2,700  /2/Lands' End, Inc.                                                                                46,069
            --------------------------------------------------------------------------------------------
     3,000  /2/Micro Warehouse, Inc.                                                                           65,438
            --------------------------------------------------------------------------------------------
     3,200  /2/Nine West Group, Inc.                                                                           40,600
            --------------------------------------------------------------------------------------------
    21,525  /2/Office Depot, Inc.                                                                             538,125
            --------------------------------------------------------------------------------------------
    10,950  /2/Officemax, Inc.                                                                                 99,919
            --------------------------------------------------------------------------------------------

Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

            Retail Trade--continued

     3,300  /2/Payless ShoeSource, Inc.                                                                   $   154,894
            --------------------------------------------------------------------------------------------
     5,400  Premark International, Inc.                                                                       171,113
            --------------------------------------------------------------------------------------------
     4,200  Ross Stores, Inc.                                                                                 136,500
            --------------------------------------------------------------------------------------------
     4,100  Ruddick Corp.                                                                                      79,694
            --------------------------------------------------------------------------------------------
    12,436  /2/Saks, Inc.                                                                                     282,919
            --------------------------------------------------------------------------------------------
     3,100  Tiffany & Co.                                                                                     100,169
            ---------------------------------------------------------------------------------------------------------
              TOTAL                                                                                         4,230,561

            ---------------------------------------------------------------------------------------------------------
            Services--7.8%

     5,000  /2/ACNielsen Corp.                                                                                133,750
            --------------------------------------------------------------------------------------------
    15,400  /2/Allied Waste Industries, Inc.                                                                  333,025
            --------------------------------------------------------------------------------------------
     2,550  Banta Corp.                                                                                        63,431
            --------------------------------------------------------------------------------------------
    11,000  Belo (A.H.) Corp., Series A                                                                       200,063
            --------------------------------------------------------------------------------------------
     3,700  Bob Evans Farms, Inc.                                                                              72,844
            --------------------------------------------------------------------------------------------
     5,775  /2/Brinker International, Inc.                                                                    139,683
            --------------------------------------------------------------------------------------------
     4,000  /2/Buffets, Inc.                                                                                   43,250
            --------------------------------------------------------------------------------------------
     2,837  /2/Chris Craft Industries, Inc.                                                                   126,424
            --------------------------------------------------------------------------------------------
     8,600  Cintas Corp.                                                                                      460,100
            --------------------------------------------------------------------------------------------
     8,300  /2/Circus Circus Enterprises, Inc.                                                                 92,856
            --------------------------------------------------------------------------------------------
     7,100  /2/Corrections Corp. America                                                                      136,675
            --------------------------------------------------------------------------------------------
     5,450  Cracker Barrel Old Country Store                                                                  141,019
            --------------------------------------------------------------------------------------------
     5,500  /2/First Health Group Corp.                                                                       126,844
            --------------------------------------------------------------------------------------------
     2,450  Granite Construction, Inc.                                                                         81,616
            --------------------------------------------------------------------------------------------
     3,600  /2/Gtech Holdings Corp.                                                                            86,400
            --------------------------------------------------------------------------------------------
     2,700  Houghton Mifflin Co.                                                                              105,300
            --------------------------------------------------------------------------------------------
     2,200  /2/Jacobs Engineering Group, Inc.                                                                  71,775
            --------------------------------------------------------------------------------------------
     3,375  Kelly Services, Inc., Class A                                                                     106,102
            --------------------------------------------------------------------------------------------
     3,900  Lee Enterprises, Inc.                                                                             106,031
            --------------------------------------------------------------------------------------------
     3,400  /2/Lone Star Steakhouse & Saloon                                                                   27,200
            --------------------------------------------------------------------------------------------
     7,100  Manpower, Inc.                                                                                    171,288
            --------------------------------------------------------------------------------------------
     2,300  Media General, Inc., Class A                                                                      102,925
            --------------------------------------------------------------------------------------------
     9,700  /2/Modis Professional Services, Inc.                                                              170,963
            --------------------------------------------------------------------------------------------
     6,100  /2/NOVA Corp.                                                                                     176,138
            --------------------------------------------------------------------------------------------
     4,400  Ogden Corp.                                                                                       118,250
            --------------------------------------------------------------------------------------------
     7,100  Olsten Corp.                                                                                       65,231
            --------------------------------------------------------------------------------------------
     4,300  /2/Outback Steakhouse, Inc.                                                                       148,888
            --------------------------------------------------------------------------------------------

Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
         1  COMMON STOCKS--continued

            Services--continued

     7,615  /2/Promus Hotel Corp.                                                                         $   242,728
            --------------------------------------------------------------------------------------------
     6,800  Reynolds & Reynolds Co., Class A                                                                  122,400
            --------------------------------------------------------------------------------------------
     8,050  /2/Robert Half International, Inc.                                                                323,006
            --------------------------------------------------------------------------------------------
     2,900  Rollins, Inc.                                                                                      50,025
            --------------------------------------------------------------------------------------------
     1,800  Sbarro, Inc.                                                                                       42,300
            --------------------------------------------------------------------------------------------
     1,400  /2/Scholastic Corp.                                                                                55,213
            --------------------------------------------------------------------------------------------
     6,500  Sensormatic Electronics Corp.                                                                      36,563
            --------------------------------------------------------------------------------------------
     5,000  Sothebys Holdings, Inc., Class A                                                                  108,125
            --------------------------------------------------------------------------------------------
     2,500  Standard Register                                                                                  71,719
            --------------------------------------------------------------------------------------------
     7,800  /2/Starbucks Corp.                                                                                338,325
            --------------------------------------------------------------------------------------------
     8,600  Stewart Enterprises, Inc., Class A                                                                198,338
            --------------------------------------------------------------------------------------------
     5,900  /2/Synopsys, Inc.                                                                                 266,975
            --------------------------------------------------------------------------------------------
     4,000  /2/U.S. Foodservice, Inc.                                                                         190,000
            --------------------------------------------------------------------------------------------
     6,100  Unisource Worldwide, Inc.                                                                          56,044
            --------------------------------------------------------------------------------------------
     3,800  Wallace Computer, Inc.                                                                             83,125
            --------------------------------------------------------------------------------------------
       900  Washington Post Co., Class B                                                                      477,900
            --------------------------------------------------------------------------------------------
     8,566  /2/Weatherford International, Inc.                                                                232,888
            ---------------------------------------------------------------------------------------------------------
              TOTAL                                                                                         6,503,745

            ---------------------------------------------------------------------------------------------------------
            Technology--17.3%

            --------------------------------------------------------------------------------------------
    11,800  /2/ADC Telecommunications, Inc.                                                                   271,400
            --------------------------------------------------------------------------------------------
     8,500  /2/Altera Corp.                                                                                   353,813
            --------------------------------------------------------------------------------------------
    19,300  /2/America Online, Inc.                                                                         2,452,306
            --------------------------------------------------------------------------------------------
    14,266  /2/Analog Devices, Inc.                                                                           283,537
            --------------------------------------------------------------------------------------------
     8,350  /2/Arrow Electronics, Inc.                                                                        182,134
            --------------------------------------------------------------------------------------------
     8,700  /2/Atmel Corp.                                                                                    100,594
            --------------------------------------------------------------------------------------------
     3,400  Avnet, Inc.                                                                                       169,150
            --------------------------------------------------------------------------------------------
     2,500  Beckman Coulter, Inc.                                                                             117,500
            --------------------------------------------------------------------------------------------
    18,600  /2/Cadence Design Systems, Inc.                                                                   397,575
            --------------------------------------------------------------------------------------------
     5,000  /2/Cambridge Technology Partners, Inc.                                                            110,625
            --------------------------------------------------------------------------------------------
     5,600  /2/Cirrus Logic, Inc.                                                                              54,425
            --------------------------------------------------------------------------------------------
     3,700  /2/Citrix Systems Inc.                                                                            262,238
            --------------------------------------------------------------------------------------------
    16,000  /2/Compuware Corp.                                                                                867,000
            --------------------------------------------------------------------------------------------
     3,800  /2/Comverse Technology, Inc.                                                                      174,800
            --------------------------------------------------------------------------------------------
     3,200  Cordant Technologies, Inc.                                                                        130,200
            --------------------------------------------------------------------------------------------
     8,000  /2/Cypress Semiconductor Corp.                                                                     89,000
            --------------------------------------------------------------------------------------------
     7,150  /2/FIserv, Inc.                                                                                   332,475
            --------------------------------------------------------------------------------------------



Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

            Technology--continued

     8,900  /2/FORE Systems, Inc.                                                                         $   139,063
            --------------------------------------------------------------------------------------------
     3,600  GenCorp, Inc.                                                                                      79,650
            --------------------------------------------------------------------------------------------
     5,900  Hillenbrand Industries, Inc.                                                                      349,206
            --------------------------------------------------------------------------------------------
     2,600  /2/Information Resources, Inc.                                                                     20,638
            --------------------------------------------------------------------------------------------
    14,800  /2/Informix Corp.                                                                                  75,388
            --------------------------------------------------------------------------------------------
     7,200  /2/Integrated Device Technology, Inc.                                                              49,950
            --------------------------------------------------------------------------------------------
     5,200  /2/Intuit, Inc.                                                                                   262,600
            --------------------------------------------------------------------------------------------
     6,100  /2/Keane, Inc.                                                                                    202,825
            --------------------------------------------------------------------------------------------
     6,700  Linear Technology Corp.                                                                           399,488
            --------------------------------------------------------------------------------------------
     4,000  /2/Litton Industries, Inc.                                                                        261,000
            --------------------------------------------------------------------------------------------
    11,500  /2/Maxim Integrated Products, Inc.                                                                410,406
            --------------------------------------------------------------------------------------------
     5,700  /2/Mentor Graphics Corp.                                                                           45,956
            --------------------------------------------------------------------------------------------
     4,500  /2/Microchip Technology, Inc.                                                                     121,781
            --------------------------------------------------------------------------------------------
    13,768  Molex, Inc.                                                                                       491,346
            --------------------------------------------------------------------------------------------
     8,900  /2/NCR Corp.                                                                                      299,263
            --------------------------------------------------------------------------------------------
    11,450  /2/Network Associates, Inc.                                                                       486,625
            --------------------------------------------------------------------------------------------
     3,100  Newport News Shipbuilding, Inc.                                                                    81,569
            --------------------------------------------------------------------------------------------
     1,800  OEA, Inc.                                                                                          20,138
            --------------------------------------------------------------------------------------------
     7,500  /2/Platinum Technology, Inc.                                                                      123,281
            --------------------------------------------------------------------------------------------
     6,100  /2/Qualcomm, Inc.                                                                                 339,313
            --------------------------------------------------------------------------------------------
    14,900  /2/Quantum Corp.                                                                                  261,681
            --------------------------------------------------------------------------------------------
     5,300  /2/SCI Systems, Inc.                                                                              209,350
            --------------------------------------------------------------------------------------------
       900  /2/Sequa Corp., Class A                                                                            57,600
            --------------------------------------------------------------------------------------------
     3,800  /2/Sequent Computer System, Inc.                                                                   37,525
            --------------------------------------------------------------------------------------------
     7,700  /2/Siebel Systems, Inc.                                                                           157,369
            --------------------------------------------------------------------------------------------
    10,300  /2/Solectron Corp.                                                                                589,675
            --------------------------------------------------------------------------------------------
     8,037  /2/Sterling Commerce, Inc.                                                                        283,304
            --------------------------------------------------------------------------------------------
     7,000  /2/Sterling Software, Inc.                                                                        183,313
            --------------------------------------------------------------------------------------------
     8,860  /2/Storage Technology Corp.                                                                       296,256
            --------------------------------------------------------------------------------------------
     3,200  /2/Structural Dynamics Research Corp.                                                              46,000
            --------------------------------------------------------------------------------------------
     9,100  /2/SunGuard Data Systems, Inc.                                                                    307,125
            --------------------------------------------------------------------------------------------
     5,000  Sundstrand Corp.                                                                                  234,688
            --------------------------------------------------------------------------------------------
     5,000  /2/Symantec Corp.                                                                                  80,000
            --------------------------------------------------------------------------------------------
     5,175  Symbol Technologies, Inc.                                                                         231,581
            --------------------------------------------------------------------------------------------

Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

            Technology--continued

     4,300  /2/Tech Data Corp.                                                                            $   169,313
            --------------------------------------------------------------------------------------------
     7,400  /2/Teradyne, Inc.                                                                                 240,500
            --------------------------------------------------------------------------------------------
     2,600  Varian Association, Inc.                                                                          101,725
            --------------------------------------------------------------------------------------------
     5,635  /2/Vishay Intertechnology, Inc.                                                                    85,229
            --------------------------------------------------------------------------------------------
     6,400  /2/Xilinx, Inc.                                                                                   285,800
            ---------------------------------------------------------------------------------------------------------
              TOTAL                                                                                        14,466,292

            ---------------------------------------------------------------------------------------------------------
            Transportation--1.4%

     2,600  ASA Holdings Ltd.                                                                                  93,275
            --------------------------------------------------------------------------------------------
     4,400  Airborne Freight Corp.                                                                            103,125
            --------------------------------------------------------------------------------------------
     2,300  /2/Alaska Air Group, Inc.                                                                          82,656
            --------------------------------------------------------------------------------------------
     3,900  Alexander and Baldwin, Inc.                                                                        79,219
            --------------------------------------------------------------------------------------------
     2,300  Arnold Industries, Inc.                                                                            29,325
            --------------------------------------------------------------------------------------------
     4,200  CNF Transportation, Inc.                                                                          127,050
            --------------------------------------------------------------------------------------------
     3,100  Hunt (J.B.) Transportation Services, Inc.                                                          51,925
            --------------------------------------------------------------------------------------------
     9,600  Kansas City Southern Industries, Inc.                                                             370,800
            --------------------------------------------------------------------------------------------
     3,200  Overseas Shipholding Group, Inc.                                                                   56,400
            --------------------------------------------------------------------------------------------
     5,100  Tidewater, Inc.                                                                                   144,394
            --------------------------------------------------------------------------------------------
     4,500  /2/Wisconsin Central Transportation Corp.                                                          68,063
            ---------------------------------------------------------------------------------------------------------
              TOTAL                                                                                         1,206,232

            ---------------------------------------------------------------------------------------------------------
            Utilities--13.1%

     5,000  AGL Resources, Inc.                                                                               104,688
            --------------------------------------------------------------------------------------------
     3,100  Aliant Communications, Inc.                                                                        87,478
            --------------------------------------------------------------------------------------------
    10,700  Allegheny Energy, Inc.                                                                            329,025
            --------------------------------------------------------------------------------------------
     7,000  American Water Works Co., Inc.                                                                    223,563
            --------------------------------------------------------------------------------------------
     1,900  Black Hills Corp.                                                                                  49,044
            --------------------------------------------------------------------------------------------
     2,800  CMP Group, Inc.                                                                                    51,625
            --------------------------------------------------------------------------------------------
     8,900  CMS Energy Corp.                                                                                  392,156
            --------------------------------------------------------------------------------------------
     5,300  /2/CalEnergy Co., Inc.                                                                            145,088
            --------------------------------------------------------------------------------------------
     8,100  Century Telephone Enterprises, Inc.                                                               460,181
            --------------------------------------------------------------------------------------------
    12,000  Cincinnati Bell, Inc.                                                                             311,250
            --------------------------------------------------------------------------------------------
     2,000  Cleco Corp.                                                                                        67,625
            --------------------------------------------------------------------------------------------
     4,600  Comsat Corp.                                                                                      181,413
            --------------------------------------------------------------------------------------------
     9,425  Conectiv, Inc.                                                                                    215,597
            --------------------------------------------------------------------------------------------
    10,600  El Paso Energy Corp.                                                                              375,638
            --------------------------------------------------------------------------------------------
     5,600  Energy East Corp.                                                                                 273,700
            --------------------------------------------------------------------------------------------
     8,500  Florida Progress Corp.                                                                            356,469
            --------------------------------------------------------------------------------------------


Shares                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

            Utilities--continued

     2,800  Hawaiian Electric Industries, Inc.                                                            $   110,950
            --------------------------------------------------------------------------------------------
     3,300  Idacorp Inc.                                                                                      103,125
            --------------------------------------------------------------------------------------------
     6,300  Illinova Corp.                                                                                    159,469
            --------------------------------------------------------------------------------------------
     2,667  Indiana Energy, Inc.                                                                               59,667
            --------------------------------------------------------------------------------------------
     6,700  Interstate Energy Corp.                                                                           207,281
            --------------------------------------------------------------------------------------------
     3,900  Ipalco Enterprises, Inc.                                                                          178,913
            --------------------------------------------------------------------------------------------
     3,900  K N Energy, Inc.                                                                                  193,781
            --------------------------------------------------------------------------------------------
     5,400  Kansas City Power and Light Co.                                                                   155,588
            --------------------------------------------------------------------------------------------
    13,900  Keyspan Energy Corp.                                                                              415,263
            --------------------------------------------------------------------------------------------
    11,400  LG&E Energy Corp.                                                                                 300,675
            --------------------------------------------------------------------------------------------
     6,900  MCN Corp.                                                                                         133,256
            --------------------------------------------------------------------------------------------
     8,322  MidAmerican Energy Holdings Co.                                                                   216,372
            --------------------------------------------------------------------------------------------
     3,000  Minnesota Power and Light Co.                                                                     125,813
            --------------------------------------------------------------------------------------------
     4,800  Montana Power Co.                                                                                 207,900
            --------------------------------------------------------------------------------------------
    10,500  NIPSCO Industries, Inc.                                                                           314,344
            --------------------------------------------------------------------------------------------
     3,400  National Fuel Gas Co.                                                                             160,650
            --------------------------------------------------------------------------------------------
     4,500  Nevada Power Co.                                                                                  113,625
            --------------------------------------------------------------------------------------------
     9,745  New Century Energies, Inc.                                                                        470,805
            --------------------------------------------------------------------------------------------
     5,500  New England Electric System                                                                       223,781
            --------------------------------------------------------------------------------------------
    11,400  Northeast Utilities Co.                                                                           178,125
            --------------------------------------------------------------------------------------------
     7,100  OGE Energy Corp.                                                                                  188,594
            --------------------------------------------------------------------------------------------
     7,400  Pinnacle West Capital Corp.                                                                       324,213
            --------------------------------------------------------------------------------------------
    10,400  Potomac Electric Power Co.                                                                        272,350
            --------------------------------------------------------------------------------------------
     3,700  Public Service Co. New Mexico                                                                      81,631
            --------------------------------------------------------------------------------------------
     7,400  Puget Sound Energy, Inc.                                                                          199,800
            --------------------------------------------------------------------------------------------
     7,200  Questar Corp.                                                                                     141,750
            --------------------------------------------------------------------------------------------
     9,662  SBC Communications, Inc.                                                                          447,471
            --------------------------------------------------------------------------------------------
     9,300  SCANA Corp.                                                                                       314,456
            --------------------------------------------------------------------------------------------
     5,500  /2/Seagull Energy Corp.                                                                            65,656
            --------------------------------------------------------------------------------------------
     4,400  TCA Cable TV, Inc.                                                                                121,825
            --------------------------------------------------------------------------------------------
    11,600  TECO Energy, Inc.                                                                                 320,450
            --------------------------------------------------------------------------------------------
     5,400  Telephone and Data System, Inc.                                                                   215,325
            --------------------------------------------------------------------------------------------
     4,700  Utilicorp United, Inc.                                                                            168,906
            --------------------------------------------------------------------------------------------
     3,300  /2/Vanguard Cellular Systems, Inc., Class A                                                        75,900
            --------------------------------------------------------------------------------------------
     3,800  Washington Gas Light Co.                                                                          100,463
            --------------------------------------------------------------------------------------------



Shares or
Principal

Amount                                                                                                          Value

---------------------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

            Utilities--continued

     9,900  Wisconsin Energy Corp.                                                                        $   303,188
            ---------------------------------------------------------------------------------------------------------
     3,900    TOTAL                                                                                        10,995,901
            ---------------------------------------------------------------------------------------------------------
     5,400    TOTAL COMMON STOCKS (IDENTIFIED COST $59,818,816)                                            74,640,397
            ---------------------------------------------------------------------------------------------------------
            /3/SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.6%

$  500,000  United States Treasury Bill, 1/7/1999 (identified cost $495,708)                                  496,395
            ---------------------------------------------------------------------------------------------------------
            /4/REPURCHASE AGREEMENT--9.6%

 8,045,000  Westdeutsche Landesbank Girozentrale, 5.42%, dated 10/30/1998, due 11/2/1998

            (at amortized cost)                                                                             8,045,000

            ---------------------------------------------------------------------------------------------------------
            /5/  TOTAL INVESTMENTS (IDENTIFIED COST $68,359,524)                                          $83,181,792
            ---------------------------------------------------------------------------------------------------------

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The underlying face amount, at value, of open Index futures contracts is $8,578,200 at October 31, 1998, which represents 10.3% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.5%.

2  Non-income producing security.

3 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $68,365,977. The net unrealized appreciation of investments on a federal tax basis amounts to $14,815,815 which is comprised of $21,439,331 appreciation and $6,623,516 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($83,629,583) at October 31, 1998.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 1998


Assets:

Total investments in securities, at value (identified cost $68,359,524 and

tax cost $68,365,977)                                                                                     $83,181,792
-------------------------------------------------------------------------------------------
Income receivable                                                                                              76,976

-------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                    291,698

-------------------------------------------------------------------------------------------
Receivable for daily variation margin                                                                         162,975

---------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                                                                             $83,713,441

---------------------------------------------------------------------------------------------------------------------
Liabilities:

-------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                     $48,399

-------------------------------------------------------------------------------------------
Payable to bank                                                                                   3,914

-------------------------------------------------------------------------------------------
Accrued expenses                                                                                 31,545

---------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                                                             83,858

---------------------------------------------------------------------------------------------------------------------
Net Assets for 5,058,637 shares outstanding                                                               $83,629,583
---------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:

-------------------------------------------------------------------------------------------
Paid in capital                                                                                           $59,462,308

-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                                           15,658,597
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                                          8,456,514
-------------------------------------------------------------------------------------------
Undistributed net investment income                                                                            52,164

---------------------------------------------------------------------------------------------------------------------
 TOTAL NET ASSETS                                                                                         $83,629,583

---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

-------------------------------------------------------------------------------------------
$83,629,583 (divide) 5,058,637 shares outstanding                                                              $16.53
---------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED OCTOBER 31, 1998


Investment Income:

--------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $313)                                                  $      889,338
--------------------------------------------------------------------------
Interest                                                                                                  527,917

-----------------------------------------------------------------------------------------------------------------
 TOTAL INCOME                                                                                           1,417,255

-----------------------------------------------------------------------------------------------------------------
Expenses:

--------------------------------------------------------------------------
Investment advisory fee                                                                                 $ 328,552
--------------------------------------------------------------------------
Custodian fees                                                                                              7,034

--------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                                   59,794
--------------------------------------------------------------------------
Directors'/Trustees' fees                                                                                   4,524

--------------------------------------------------------------------------
Auditing fees                                                                                              15,000

--------------------------------------------------------------------------
Legal fees                                                                                                  2,245

--------------------------------------------------------------------------
Portfolio accounting fees                                                                                  42,999

--------------------------------------------------------------------------
Shareholder services fee                                                                                  205,345

--------------------------------------------------------------------------
Share registration costs                                                                                   26,929

--------------------------------------------------------------------------
Printing and postage                                                                                       29,351

--------------------------------------------------------------------------
Insurance premiums                                                                                          2,641

--------------------------------------------------------------------------
Miscellaneous                                                                                               2,211

-----------------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                                                                                           726,625

-----------------------------------------------------------------------------------------------------------------
Waivers:

--------------------------------------------------------------------------
Waiver of investment advisory fee                                           $ (48,963)
--------------------------------------------------------------------------
Waiver of shareholder services fee                                           (180,704)

-----------------------------------------------------------------------------------------------------------------
 TOTAL WAIVERS                                                                                           (229,667)

-----------------------------------------------------------------------------------------------------------------
Net expenses                                                                                              496,958

-----------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     920,297

-----------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on
Investments and Futures Contracts:

--------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                                  8,082,541
--------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                                   (4,576,948)
and futures contracts

-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and futures contracts                                   3,505,593
-----------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                                     $    4,425,890
-----------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


Year Ended October 31                                                                            1998            1997
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:

--------------------------------------------------------------------------------------
Operations:

--------------------------------------------------------------------------------------
Net investment income                                                                    $    920,297    $    750,960
--------------------------------------------------------------------------------------
Net realized gain on investments and futures contacts

($9,366,731 and $6,019,168, respectively, as computed for federal tax purposes)             8,082,541       6,609,158
--------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) of investments

and futures contracts                                                                      (4,576,948)      9,715,619
---------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                             4,425,890      17,075,737
---------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:

--------------------------------------------------------------------------------------
Distributions from net investment income                                                     (969,014)       (690,737)
--------------------------------------------------------------------------------------
Distributions from net realized gains and futures contracts                                (6,088,545)     (2,561,934)
---------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                         (7,057,559)     (3,252,671)
---------------------------------------------------------------------------------------------------------------------
Share Transactions:

--------------------------------------------------------------------------------------
Proceeds from sale of shares                                                               81,315,222      42,261,338
--------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of

distributions declared                                                                      4,352,710       1,989,434
--------------------------------------------------------------------------------------
Cost of shares redeemed                                                                   (73,280,883)    (44,147,633)
---------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                    12,387,049         103,139
---------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS                                                                       9,755,380      13,926,205
---------------------------------------------------------------------------------------------------------------------
Net Assets:

--------------------------------------------------------------------------------------
Beginning of period                                                                        73,874,203      59,947,998
---------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $52,164 and $100,745,

respectively)                                                                            $ 83,629,583    $ 73,874,203
---------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

OCTOBER 31, 1998

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 1998, the Fund had realized losses of $889,196.

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

 At October 31, 1998, the Fund had outstanding futures contracts as set forth below:


                        Contracts to

Expiration                  Deliver/                     Unrealized
Date                         Receive      Position     Appreciation

-------------------------------------------------------------------

                          51 S&P 400

December 1998          Index Futures          Long         $836,329
-------------------------------------------------------------------

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


Year Ended October 31                                                                               1998          1997
----------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                    4,760,000     2,703,076

----------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                               268,514       145,409
----------------------------------------------------------------------------------------------------------------------
Shares redeemed                                                                               (4,273,514)   (2,903,198)
----------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                    755,000       (54,713)
----------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Management, the Fund's manager (the "Manager"), receives for its services an annual management fee equal to 0.40% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets. In addition, Sub-Manager may voluntarily choose to reduce its compensation. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:



-----------------------------------------------------------------
Purchases                                             $26,823,871

-----------------------------------------------------------------
Sales                                                 $18,350,044

-----------------------------------------------------------------

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF FEDERATED INDEX TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mid-Cap Fund (a portfolio of Federated Index Trust), as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Fund of Federated Index Trust at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, Massachusetts
December 21, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Federated

WORLD-CLASS INVESTMENT MANGER(SM)

Federated
Mid-Cap
Fund

A Portfolio of Federated Index Trust

P R O S P E C T U S

Federated(SM)
Federated Mid-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Cusip 31420E205

2062304A (12/98)

Federated is a registered mark             [RECYCLED

of Federated Investors, Inc.                 PAPER

1998 (C) Federated Investors, Inc.           LOGO]           DECEMBER 31, 1998









Statement of Additional Information                            December 31, 1998



Federated Mid-Cap Fund

[A Portfolio of Federated Index Trust]

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus of Federated Mid-Cap Fund (Fund), dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.

   ----------------------------------------------------------------------------
   Table of Contents

   ----------------------------------------------------------------------------
   How is the Fund Organized?
   Securities in Which the Fund Invests

   What Do Shares Cost?
   How is the Fund Sold?



   Exchanging Securities for Shares



   Subaccounting Services
   Redemption in Kind



   Massachusetts Partnership Law



   Account and Share Information
   Tax Information
   Who Manages and Provides

                                  Services to the Fund?

   How Does the Fund Measure Performance?
   Who is Federated Investors, Inc.?



   Standard & Poor's
   Addresses



[Federated Investors Logo]

Federated Securities Corp., Distributor,

subsidiary of Federated Investors, Inc.

CUSIP 31420E205

2062304B (12/98)



HOW IS THE FUND ORGANIZED?

===============================================================================
The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On December 5, 1994, the Trustees changed the name of the Fund from Mid-Cap Fund to the Federated Mid-Cap Fund.

The Board of Trustees (Board) has established one class of shares of the Fund (Shares).



SECURITIES IN WHICH THE FUND INVESTS

===============================================================================
In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

  Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

  Interests In Other Limited Liability Companies. Corporations typically issue stocks. Other types of entities may issue securities comparable to common or preferred stocks. These entities include limited partnerships, limited liability companies, business trusts and companies organized outside the United States.

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

  Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

  Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or "underlying") securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all of the terms of the contract except for the price. Investors make any payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to "close out" their contracts by entering into offsetting contracts.

For example, a Fund could close out an open purchase (or sale) contract by entering into an offsetting sale (or purchase) contract for the same amount of the same assets and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The Fund might not always be able to close out a position when it wants to; if this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract ), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so), and the Fund could incur substantial losses. Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Derivative contracts can also be traded "over-the-counter" ("OTC"), in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how they are used and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to Market Risk and Currency Risk, and may also expose the Fund to Liquidity Risk and Leverage Risk. OTC contracts also expose the Fund to Credit Risk in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of total net assets.



  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund may buy and sell Stock Index futures as a substitute for direct investment in the Index in order to help fully replicate the performance of the Index.



  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may:

  Buy call options on the Index (in anticipation of an increase in the value of the underlying asset).

  Buy listed put options on the Index, stock index futures contracts, and portfolio securities (in anticipation of a decrease in the value of the underlying asset).



  Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the Index (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.



  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

  Buy or write options to close out existing options positions.

Foreign Securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S.

Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the U.S. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.

Special Transactions



  Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Manager to be creditworthy.

  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.



  Repurchase Agreements are subject to Credit Risk.

  Reverse Repurchase Agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse Repurchase Agreements are subject to Credit Risk. In addition, Reverse Repurchase Agreements create Leverage Risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

  When Issued Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.



  Securities Lending. A Fund may lend portfolio securities to firms that the Manager has determined are creditworthy. In return, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in securities that qualify as an otherwise acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. If the market value of the loaned securities increases, the borrower must furnish additional collateral. While portfolio securities are on loan, the borrower pays the Fund the equivalent of any dividends or interest received on them. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are being lent, but it will terminate a loan in anticipation of any important vote. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.



  Securities lending activities are subject to Market Risk and Credit Risk.

Asset Coverage. In order to secure its obligations in connection with futures contracts, and when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund.

INVESTMENT RISKS

The following risks relate to investments in equity securities.

Stock Market Risks

------------------

 .  The value of equity securities in the Fund's portfolio will go up and down.
   These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. This will result in changes in the Fund's share price.

Risks Related to Company Size

-----------------------------

 . Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price.

 . In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.

Sector Risk

-----------


 . Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. The more significant a sector is in the composition of the Index, the more the Fund's performance will be susceptible to any economic, business or other developments which generally affect that sector.



Liquidity Risks

---------------


Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity making it more difficult to sell or buy the securities at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.



Risk of Foreign Investing

-------------------------

 . Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.



 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.



 . Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

The following risks relate to investments in fixed income securities.

Market Risk

-----------

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on fixed income securities with longer durations.

Credit Risk

-----------
 . Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Call Risk

---------

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

---------------

 . Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.



Risks Associated with Non-Investment Grade Securities

-----------------------------------------------------


 . Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Risk of Foreign Investing

-------------------------

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign
financial markets may also have fewer investor protections.   Securities in
foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

INVESTMENT LIMITATIONS

Investing in Commodities

The Fund will not purchase or sell commodities. However, the Fund may purchase stock index futures contracts and put options on stock indices and stock index futures contracts to the extent that not more than 5% of the Fund's total assets are required as initial margin deposit for futures contracts and not more than 20% of the Fund's total net assets are invested in futures contracts and options at any time.

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts and put options on stock index futures contracts, but may obtain such short-term credits as are necessary for the clearance of transactions.

Lending Cash or Securities

The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities; entering into repurchase agreements; or engaging in other transactions where permitted by the Fund's investment objective and policies and the Declaration of Trust of the Trust.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

Diversification of Investments

The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of any one issuer.

Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.

Investing in Real Estate

The Fund will not buy or sell real estate, including partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Restricted Securities

The Fund will limit its investment in restricted securities to 5% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.



The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. . The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


Writing Covered Call Options

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Investing in Put Options

The Fund will not purchase put options on securities, other than put options on stock, stock indices and stock index futures contracts, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions and not more than 20% of the Fund's total net assets are invested in put options and futures contracts at any time.

Acquiring Securities

The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.

Investing in Illiquid Securities

The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities not determined by the Trustees to be liquid and repurchase agreements providing for settlement more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the past fiscal year and does not expect to do so during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

 for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

 in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

 for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

 for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

===============================================================================

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

HOW IS THE FUND SOLD?

===============================================================================

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES



The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS



Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



EXCHANGING SECURITIES FOR SHARES

-------------------------------------------------------------------------------

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

-------------------------------------------------------------------------------



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

===============================================================================

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

===============================================================================


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

===============================================================================

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights.



Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co. Inc., San Francisco, California, 12.95% of Shares; Covie Co., Covenant Trust Company, Chicago, Illinois, 11.85% of Shares; Firnaticia, First National Bank of Iowa City, Iowa City, Iowa, 5.00% of Shares; and Resources Trust Company, for the exclusive benefit of various customers of IMS, Englewood, Colorado, 6.10% of Shares.


TAX INFORMATION

===============================================================================

FEDERAL INCOME TAX



The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay no federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

==============================================================================

BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.



An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                                          Total
Birthdate                                                                                     Aggregate       Compensation
Address                           Principal Occupations                                       Compensation    From Trust and
Position With Trust               for Past 5 Years                                            From Trust      Fund Complex
------------------------------------------------------------------------------------------------------------------------------
John F. Donahue##*                Chief Executive Officer and Director or Trustee of the      $       0       $0 for the
Birthdate: July 28, 1924          Federated Fund Complex. Chairman and Director, Federated                    Trust and
Federated Investors Tower         Investors, Inc.; Chairman and Trustee, Federated Advisers,                  56 other investment
1001 Liberty Avenue               Federated Management, and Federated Research; Chairman and                  companies
Pittsburgh, PA                    Director, Federated Research Corp., and Federated Global                    in the Fund
CHAIRMAN and TRUSTEE              Research Corp.; Chairman, Passport Research, Ltd.                           Complex




Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;         $2,201.44        $111,222 for the
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's                         Trust and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner, Ernst &                   56 other investment
Pittsburgh, PA                    Young LLP; Director, MED 3000 Group, Inc.; Director,                        companies
TRUSTEE                           Member of Executive Committee, University of Pittsburgh.                    in the Fund
                                                                                                              Complex

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;          $2,421.91       $122,362 for the
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior                        Trust and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                          56 other investment
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate                         companies

 Realtors                         ventures in Southwest Florida; formerly: President,  Naples                 in the Fund
3255 Tamiami Trial North Naples,  Property Management, Inc. and Northgate Village                             Complex

 FL                               Development Corporation.

TRUSTEE

Nicholas Constantakis+            Director or Trustee of the Federated Fund Complex;          $1,684.27       $0 for the
Birthdate: September 3, 1939      formerly: Partner, Andersen Worldwide SC.                                   Trust and
175 Woodshire Drive                                                                                           36 other investment
Pittsburgh, PA                                                                                                companies
TRUSTEE                                                                                                       in the Fund Complex

William J. Copeland               Director or Trustee of the Federated Fund Complex;          $2,421.91       $122,362 for the
Birthdate: July 4, 1918           Director and Member of the Executive Committee,                             Trust and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                            56 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.; Director,                     companies
TRUSTEE                           Ryan Homes, Inc.                                                            in the Fund Complex

                                  Retired: Director, United Refinery; Director, Forbes Fund;
                                  Chairman, Pittsburgh Foundation; Chairman, Pittsburgh

                                  Civic Light Opera.

J. Christopher Donahue##*         President or Executive Vice President of the Federated      $       0      $0 for the
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds                     Trust and
Federated Investors Tower         in the Federated Fund Complex; President and Director,                     18 other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                          companies
Pittsburgh, PA                    Federated Advisers, Federated Management, and                              in the Fund
EXECUTIVE VICE PRESIDENT and      Federated Research; President and Director, Federated                      Complex
 TRUSTEE                          Research Corp. and Federated Global Research Corp.;
                                  President, Passport Research Ltd.; Trustee, Federated
                                  Shareholder Services Company; Director, Federated

                                  Services Company.

James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;         $2,421.91       $122,362 for the
Birthdate: May 18, 1922           Attorney-at-law; Director, The Emerging Germany Fund,                      Trust and
571 Hayward Mill Road             Inc.                                                                       56 other investment
Concord, MA                                                                                                  companies
TRUSTEE                           Retired: President, Boston Stock Exchange, Inc.; Regional                  in the Fund
                                  Administrator, United States Securities and                                Complex
                                  Exchange Commission.

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;         $2,201.44       $111,222 for the
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh; Medical                   Trust and
3471 Fifth Avenue                 Director, University of Pittsburgh Medical Center -                        56 other investment
Suite 1111                        Downtown; Hematologist, Oncologist, and Internist,                         companies
Pittsburgh, PA                    Presbyterian and Montefiore Hospitals; Member,                             in the Fund
TRUSTEE                           National Board of Trustees, Leukemia Society of                            Complex
                                  America.

Edward L. Flaherty, Jr., Esq. #   Director or Trustee of the Federated Fund Complex;          $2,421.91      $122,362 for the
Birthdate: June 18, 1924          Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                      Trust and
Miller, Ament, Henny & Kochuba    Director, Eat'N Park Restaurants, Inc.; formerly: Counsel,                 56 other investment
205 Ross Street                   Horizon Financial, F.A., Western Region; Partner, Meyer                    companies
Pittsburgh, PA                    and Flaherty.                                                              in the Fund Complex

TRUSTEE

Peter E. Madden                   Director or Trustee of the Federated Fund Complex;          $2,201.44      $111,222 for the
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of                                  Trust and
One Royal Palm Way                Massachusetts General Court; President, State Street                       56 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                       companies
Palm Beach, FL                                                                                               in the Fund Complex
TRUSTEE                           Retired: Director, VISA USA and VISA International;
                                  Chairman and Director, Massachusetts Bankers
                                  Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;          $2,201.44       $111,222 for the
S.J.D.                            President, Law Professor, Duquesne University;                              Trust and
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.                                       56 other investment
President, Duquesne University                                                                                companies
Pittsburgh, PA                    Retired: Dean and Professor of Law, University of                           in the Fund
TRUSTEE                           Pittsburgh School of Law; Dean and Professor of Law,                        Complex
                                  Villanova University School of Law.

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;          $2,201.44       $111,222 for the
Birthdate: September 14, 1925     President, World Society of Ekistics, Athens; Professor,                    Trust and
1202 Cathedral of Learning        International Politics; Management Consultant; Trustee,                     56 other investment
University of Pittsburgh          Carnegie Endowment for International Peace, RAND                            companies
Pittsburgh, PA                    Corporation, Online Computer Library Center, Inc.,                          in the Fund
TRUSTEE                           National Defense University and U.S. Space Foundation;                      Complex
                                  President Emeritus, University of Pittsburgh; Founding
                                  Chairman, National Advisory Council for Environmental
                                  Policy and Technology, Federal Emergency
                                  Management Advisory Board and Czech Management

                                  Center, Prague.

                                  Retired: Professor, United States Military Academy;
                                  Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;          $2,201.44       $111,222 for the
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.                             Trust and
4905 Bayard Street                                                                                            56 other investment
Pittsburgh, PA                    Retired: National Spokesperson, Aluminum Company of                         companies
TRUSTEE                           America;  business owner.                                                   in the Fund
                                                                                                              Complex

Glen R. Johnson                   Trustee, Federated Investors, Inc.; staff member,           $       0       $0 for the
Birthdate: May 2, 1929            Federated Securities Corp.                                                  Trust and
Federated Investors Tower                                                                                     8 other investment
1001 Liberty Avenue                                                                                           companies
Pittsburgh, PA                                                                                                in the Fund
PRESIDENT                                                                                                     Complex


Edward C. Gonzales                Trustee or Director of some of the Funds in the             $       0       $0 for the
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice                           Trust and
Federated Investors Tower         President and Treasurer of some of the Funds in the                         1 other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                            companies
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,                        in the Fund
EXECUTIVE VICE PRESIDENT          Federated Management, Federated Research,                                   Complex
                                  Federated Research Corp., Federated Global Research
                                  Corp. and Passport Research, Ltd.; Executive Vice
                                  President and Director, Federated Securities Corp.;
                                  Trustee, Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the               $       0       $0 for the
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,                           Trust and
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                         56 other investment
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management,                          companies
Pittsburgh, PA                    and Federated Research; Director, Federated Research                        in the Fund
EXECUTIVE VICE PRESIDENT and      Corp. and Federated Global Research Corp.; Director,                        Complex
 SECRETARY                        Federated Services Company; Director, Federated
                                  Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice               $       0      $0 for the
Birthdate:  June 17, 1954         President - Funds Financial Services Division, Federated                   Trust and
Federated Investors Tower         Investors, Inc.; Formerly: various management positions                    56 other investment
1001 Liberty Avenue               within Funds Financial Services Division of Federated                      companies
Pittsburgh, PA                    Investors, Inc.                                                            in the Fund
TREASURER                                                                                                    Complex



Richard B. Fisher                 President or Vice President of some of the Funds in the     $       0       $0 for the
Birthdate: May 17, 1923           Federated Fund Complex; Director or Trustee of some of                      Trust and
Federated Investors Tower         the Funds in the Federated Fund Complex; Executive                          6 other investment
1001 Liberty Avenue               Vice President, Federated Investors, Inc.; Chairman and                     companies
Pittsburgh, PA                    Director, Federated Securities Corp.                                        in the Fund
VICE PRESIDENT                                                                                                Complex



J. Thomas Madden                  Chief Investment Officer of this Fund and various other     $       0       $0 for the
Birthdate: October 22, 1945       Funds in the Federated Fund Complex; Executive Vice                         Trust and
Federated Investors Tower         President, Federated Investment Counseling, Federated                       12 other investment
1001 Liberty Avenue               Global Research Corp., Federated Advisers, Federated                        companies
Pittsburgh, PA                    Management, Federated Research, and Passport                                in the Fund
CHIEF INVESTMENT OFFICER          Research, Ltd.; Vice President, Federated Investors, Inc.;                  Complex
                                  Formerly: Executive Vice President and Senior Vice
                                  President, Federated Investment Counseling Institutional
                                  Portfolio Management Services Division; Senior Vice
                                  President, Federated Research Corp., Federated
                                  Advisers, Federated Management, Federated
                                  Research, and Passport Research, Ltd.

Thomas M. Franks                  Vice President, Federated Investment Counseling,            $       0       $0 for the
Birthdate: December 15, 1954      Federated Advisers, Federated Global Research Corp.,                        Trust and
Federated Investors Tower         Federated Management, Federated Research,                                   no other investment
1001 Liberty Avenue               Federated Research Corp. and Passport Research, Ltd.                        companies
Pittsburgh, PA                                                                                                in the Fund
SENIOR PORTFOLIO                                                                                              Complex
MANAGER/VICE PRESIDENT



## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.

+ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

INVESTMENT MANAGER



The Manager oversees the Sub-Manager, Northern Trust Quantitative Advisors, Inc., a subsidiary of Northern Trust Corporation, which conducts investment research and makes investment decisions for the Fund. The directors of the Sub-Manager are James M. Snyder, Perry R. Pero, Sheila A. Penrose, John R. Goodwin, Stephen N. Potter and Jeffrey H. Wessel. The officers of the Sub-Manager are James M. Snyder, Chief Executive Officer, Jeffrey H. Wessel, President and John
R. Goodwin, Chief Investment Officer.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the small capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.



The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting
services) necessary to operate the Fund.   Federated Services Company provides
these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



             Maximum                Average Aggregate Daily Net
        Administrative Fee          Assets of the Federated Funds

        ------------------          -----------------------------

          0.150 of 1%                 on the first $250 million
          0.125 of 1%                 on the next $250 million
          0.100 of 1%                 on the next $250 million
          0.075 of 1%               on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS

Ernst & Young LLP is the independent auditor for the Fund.


FEES PAID BY THE FUND FOR SERVICES




                               For the Year ended
                                  October 31,

                             1998       1997      1996
Management Fee Earned.....  $328,552  $252,801  $225,754
Management Fee Reduction..  $ 48,963  $ 55,019  $ 79,194
Brokerage Commissions.....  $ 19,694  $ 19,222  $ 23,672

Shareholder Services Fee..  $ 24,641




If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

HOW DOES THE FUND MEASURE PERFORMANCE?

===============================================================================
The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns given for the one-, five- and

 since inception periods ended October 31, 1998.
Yield given for the 30-day period ended October 31, 1998.




          Total Return                 Yield

------------------------------------------------
One Year:   5.73%                       1.15%

Five Year:    14.44%
Since Inception

(November 5, 1992):  15.12%

------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc. An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



Standard & Poor's Daily Stock Price Index of 500 and 400 Common Stocks . Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P indexes assume reinvestments of all dividends paid by stocks listed on its indexes. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.



Russell 2000 Small Stock Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Wilshire 5000 Equity Indexes consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

WHO IS FEDERATED INVESTORS, INC.?

==============================================================================


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW



Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis-- is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive

Vice Presidents of the Federated advisory companies.

Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



FEDERATED CLIENTS OVERVIEW



Institutional Clients. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Standard & Poor's

===============================================================================
"Standard and Poor's," "S&P," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

ADDRESSES

===============================================================================
Federated Mid-Cap Fund



                                                Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA 15237-7000

-------------------------------------------------------------------------------

Distributor

Federated Securities Corp.                      Federated Investors Tower
                                                1001 Liberty Avenue,
                                                Pittsburgh, PA 15222-3779

-------------------------------------------------------------------------------

Investment Manager

Federated Management                            Federated Investors Tower
                                                1001 Liberty Avenue,
                                                Pittsburgh, PA 15222-3779

-------------------------------------------------------------------------------

Sub-Manager                                     50 South LaSalle Street
Northern Trust Quantitative Advisors, Inc.      Chicago, IL 60675

-------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company             P.O. Box 8600
                                                Boston, MA 02266-8600

-------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company          P.O. Box 8600

                                                Boston, MA 02266-8600

-------------------------------------------------------------------------------

Independent Auditors

Ernst & Young LLP                               200 Clarendon Street
                                                Boston, MA 02116-5072

-------------------------------------------------------------------------------




Federated Mini-Cap Fund

A Portfolio of Federated Index Trust



INSTITUTIONAL SHARES



A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000(R) Index (Index).

The Fund is neither affiliated with nor promoted, sponsored, or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



CONTENTS


Risk/Return Summary                                                           12

--------------------------------------------------------------------------------
What are the Fund's Fees and Expenses?                                        35
--------------------------------------------------------------------------------
What are the Fund's Investment Strategies?                                    46
--------------------------------------------------------------------------------
What are the Principal Securities in Which the Fund Invests?                  47
--------------------------------------------------------------------------------
What are the Specific Risks of Investing in the Fund?                         47
--------------------------------------------------------------------------------
What do Shares Cost?                                                          58

--------------------------------------------------------------------------------
How is the Fund Sold?                                                         58

--------------------------------------------------------------------------------
How to Purchase Shares                                                        68

--------------------------------------------------------------------------------
How to Redeem Shares                                                          79

--------------------------------------------------------------------------------
Account and Share Information                                                812

--------------------------------------------------------------------------------
Who Manages the Fund?                                                        914

--------------------------------------------------------------------------------
Financial Information                                                         10

--------------------------------------------------------------------------------

15


DECEMBER 31, 1998

Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid- range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000(R) Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 80% of its assets in small capitalization common stocks comprising the Russell 2000(R) Index (the "Index").



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.



Stock Market Risks

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. Fluctuations in the Fund's portfolio may reflect changes in individual portfolio stocks or general changes in stock valuations and will result in changes in the Fund's share price. The Fund's investment manager (manager) attempts to manage market risk through diversification by limiting the amount the Fund invests in each stock. Other risks of investing in the Fund include risks related to company size, sector risks and liquidity risks.






The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of the last five years.

     The `y' axis reflects the "% Total Return" beginning with -5% and increasing in increments of 5% up to 30%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended December 31, 1997. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1997 are: 15.29%, -2.84%, 26.34%, 15.31% and 20.26%, respectively.

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Funds Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.
The Fund's Institutional Shares total return from January 1, 1998 to September 30, 1998 was (17.14%).

Within the period shown in the chart, the Fund's Institutional Shares highest quarterly return was 15.83% (quarter ended June 30, 1997). Its lowest quarterly return was (5.62%) (quarter ended March 31, 1997).

Average Annual Total Return





Calendar Period        Institutional Shares     Russell 2000(R)
1 Year                               20.36%              22.36%
5 Years                              14.45%              16.41%
Life of Fund/1/                      15.71%              17.15%




1  Since inception date of August 11, 1992.

   The table shows the Fund's Institutional Shares average annual total returns averaged over a period of years relative to the Russell 2000(R) Index, a broad-based market index, for the calendar periods ending December 31, 1997.

   Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED MINI-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Shares.





Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                          None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)     None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                            None
Exchange Fee                                                                                                                  None

Annual Fund Operating Expenses (before waivers)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                                                                                                0.50%
Distribution (12b-1) Fee                                                                                                      None
Shareholder Services Fee/2/                                                                                                   0.25%
Other Expenses                                                                                                                0.20%
Total Annual Fund Operating Expenses                                                                                          0.95%
1 Although not contractually obligated to do so, the Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ending October31, 1998.

Waiver of Fund Expenses                                                                                                       0.13%
Total Actual Annual Fund Operating Expenses (after waivers)                                                                   0.82%
2 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time.
  The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.12% for the year ended
  October 31, 1998.



EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





                          1 Year     3 Years     5 Years     10 Years
Institutional Shares         $97        $303        $525       $1,166




What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1998, the capitalization range of the Index was $222 million to $1.4 billion. As of the same date, the weighted median market capitalization of the Fund was $613 million.


  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.



What are the Principal Securities in Which the Fund Invests?

Common Stocks



Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.



Stock Index Futures



Stock Index Futures provide for the future sale by one party and purchase by another party of a specified amount of an Index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.



What are the Specific Risks of Investing in the Fund?


STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. This will result in changes in the Fund's share price.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price.

  In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.

SECTOR RISK



Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. The more significant a sector is in the composition of the Index, the more the Fund's performance will be susceptible to any economic, business or other developments which generally affect that sector.


LIQUIDITY RISKS

Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity making it more difficult to sell or buy the securities at a favorable price or time. In response, the fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.


What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price).

  The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.



  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities.

  This prospectus relates only to Institutional Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions investing on behalf of their customers or to individuals directly or through investment professionals.



  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares



You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL



 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of the Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE



Send your wire to:



 State Street Bank and Trust Company



 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE



 Wire Order Number, Dealer Number,
 or Group Number



 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.



BY CHECK



Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company


 P.O. Box 8600

 Boston, MA 02266-8600



If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company



 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.





How to Redeem Shares



You should redeem Shares:



 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.



THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND



By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail



You may redeem Shares by mailing a written request to the Fund.



You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:



 Federated Shareholder Services Company


 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:


 Federated Shareholder Services Company



 1099 Hingham Street
 Rockland, MA 02370-3317



All requests must include:



 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed; and

 .  signatures of all Shareholders exactly as registered.



Call your investment professional or the Fund if you need special instructions.



Signature Guarantees



Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;



 . your redemption will be sent to an address of record that was changed within the last thirty days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank, or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind



Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS



Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:



 .  to allow your purchase to clear;

 .  during periods of market volatility; or



 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.





ADDITIONAL CONDITIONS



Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.



In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns.
Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.
Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales.


  Please consult your tax adviser regarding your federal, state, and local tax liability.


Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Management. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



  The Manager and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

  The Manager receives an annual management fee equal to 0.50% of the Fund's average daily net assets. The Manager waives a portion of its fee or reimburses the Fund for certain operating expenses.

  The Manager delegates daily management of the Fund assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 50 South LaSalle Street, Chicago, IL 60675.

  The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have, as of September 30, 1998, placed approximately $31.7 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 368 nationwide non-financial institution clients invest. In total, the Sub- Manager manages 78 commingled/common trust funds. Northern Trust is a bank-holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1998, total assets of Northern Trust were $28.1 billion and trust assets under administration were $1.1 trillion.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.



  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.


  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Financial Information



FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.




This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights--Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 77.





Year Ended October 31                                           1998          1997          1996         1995         1994
Net Asset Value, Beginning of Period                        $  16.68      $  14.39      $  13.33     $  11.65      $ 12.66
Income from Investment Operations:

Net investment income                                           0.13          0.15          0.16         0.15         0.11
Net realized and unrealized gain (loss) on investments         (2.19)         3.51          1.78         1.74        (0.23)
 and futures contracts

 TOTAL FROM INVESTMENT OPERATIONS                              (2.06)         3.66          1.94         1.89        (0.12)
Less Distributions:
Distributions from net investment income                       (0.14)        (0.14)        (0.16)       (0.14)       (0.11)
Distributions from net realized gain on investments            (1.46)        (1.23)        (0.72)       (0.07)       (0.78)
 and futures contracts

 TOTAL DISTRIBUTIONS                                           (1.60)        (1.37)        (0.88)       (0.21)       (0.89)
Net Asset Value, End of Period                              $  13.02      $  16.68      $  14.39     $  13.33      $ 11.65
Total Return/1/                                               (13.46%)       27.54%        15.09%       16.44%       (0.91%)

Ratios to Average Net Assets:

Expenses                                                        0.82%         0.76%         0.74%        0.75%        0.73%
Net investment income                                           0.80%         0.96%         1.14%        1.23%        0.98%
Expense waiver/reimbursement/2/                                 0.13%         0.18%         0.23%        0.05%        0.11%
Supplemental Data:

Net assets, end of period (000 omitted)                     $118,494      $150,470      $144,690     $132,399      $98,441
Portfolio turnover                                                48%           52%           42%          42%          32%



1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements




PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1998




Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------

            /1/COMMON STOCKS--85.4%
               Basic Industry--5.6%

      6,000    AK Steel Holding Corp.                                                          $   103,875
      3,250    AMCOL International Corp.                                                            32,906
      4,900    ASARCO, Inc.                                                                        105,044
      4,900 /2/AgriBioTech, Inc.                                                                    70,131
      8,200 /2/Airgas, Inc.                                                                         94,300
      2,224    Albany International Corp., Class A                                                  40,588
      2,535    Albemarle Corp.                                                                      48,323
        600    Ameron, Inc.                                                                         21,863
      4,100    Aptargroup, Inc.                                                                    109,675
     11,900 /2/Armco, Inc.                                                                          56,525
      3,600    BMC Industries, Inc.                                                                 25,875
        800 /2/BWay Corp.                                                                           13,700
      4,000    Ball Corp.                                                                          168,750
      1,200 /2/Barnett, Inc.                                                                        16,800
     30,200    Battle Mountain Gold Co.                                                            164,213
     17,006 /2/Bethlehem Steel Corp.                                                               153,054
      3,700    Birmingham Steel Corp.                                                               19,194
      2,800    Brady (W.H.) Co.                                                                     64,400
      2,100    Brush Wellman, Inc.                                                                  35,700
      4,800 /2/Building One Services Corp.                                                          59,400
      8,100 /2/Burlington Industries, Inc.                                                          74,925
      4,300 /2/Cadiz, Inc.                                                                          34,938
      2,600    CalMat Co.                                                                           60,938
      4,600    Calgon Carbon Corp.                                                                  32,488
      3,000    Cambrex Corp.                                                                        76,688
      3,300    Caraustar Industries, Inc.                                                           78,375
      1,100 /2/Carbide/Graphite Group, Inc.                                                         13,750
      2,700    Carpenter Technology Corp.                                                           94,669
      1,200    Centex Construction Products, Inc.                                                   40,350
      1,600    Century Aluminium Co.                                                                15,800
      1,100    Chemed Corp.                                                                         34,788
      2,600    Chesapeake Corp.                                                                     91,000
      1,400 /2/Chirex, Inc.                                                                         21,350



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Basic Industry--continued

      1,400    Cleveland Cliffs, Inc.                                                          $    55,563
      8,000 /2/Collins & Aikman Corp.                                                               55,500
      1,600    Columbus McKinnon Corp.                                                              26,400
      3,000 /2/Cone Mills Corp.                                                                     12,000
      4,700    Corn Products International, Inc.                                                   133,950
      1,200    Culp, Inc.                                                                            8,700
      1,900 /2/Dan River, Inc., Class A                                                             16,506
      4,300    Dekalb Genetics Corp., Class B                                                      393,988
      1,600    Deltic Timber Corp.                                                                  39,100
      3,000    Dexter Corp.                                                                         87,750
      5,100    Donaldson Co., Inc.                                                                  92,756
      3,600 /2/Earthshell Corp.                                                                     33,075
      1,800    Elcor Corp.                                                                          52,200
      2,000 /2/Embrace Systems Corp.                                                                   875
      8,200    Ethyl Corp.                                                                          45,100
      4,900    Ferro Corp.                                                                         124,950
      1,800    Florida Rock Industries, Inc.                                                        44,663
      1,900    Foamex International, Inc.                                                           20,781
      1,800    Fuller (H.B.) Co.                                                                    74,025
      2,400    Furon Co.                                                                            38,100
      1,600 /2/Galey & Lord, Inc.                                                                   21,800
      6,800 /2/Gaylord Container Corp.                                                              20,400
      1,200    General Chemical Group, Inc.                                                         21,375
      3,100    Geon Co.                                                                             67,231
      4,100    Georgia Gulf Corp.                                                                   69,956
      4,058 /2/Getchell Gold Corp.                                                                  71,015
      1,200 /2/Giant Cement Holding, Inc.                                                           25,050
      3,300    Glatfelter (P.H.) Co.                                                                40,631
      1,900    Greif Brothers Corp., Class A                                                        60,800
      2,400    Guilford Mills, Inc.                                                                 30,000
      5,800    Hanna (M.A.) Co.                                                                     85,188
      7,200 /2/Hecla Mining Co.                                                                     32,400
      5,300 /2/Imation Corp.                                                                        93,744
      2,000    Imco Recycling, Inc.                                                                 27,625
      6,484    Inland Steel Industries, Inc.                                                       118,333



Shares                                                                                               Value

--
            /1/COMMON STOCKS--continued

               Basic Industry--continued

      2,100 /2/Ionics, Inc.                                                                    $    65,100
      2,300 /2/Ivex Packaging Corp.                                                                 40,681
      1,900    J&L Specialty Steel, Inc.                                                            11,519
      3,800 /2/Kaiser Aluminum Corp.                                                                23,988
     13,100    LTV Corp.                                                                            80,238
      3,300    Lawter International, Inc.                                                           25,163
      1,150    Learonal                                                                             25,372
      2,950    Lilly Industries, Inc., Class A                                                      56,603
      1,300    Lone Star Industries, Inc.                                                           91,569
      3,000 /2/Lone Star Technologies, Inc.                                                         31,875
      6,800    Longview Fibre Co.                                                                   81,600
      2,100 /2/Lydall, Inc.                                                                         21,263
      1,900    MacDermid, Inc.                                                                      69,588
        600 /2/Maxxam, Inc.                                                                         31,763
      1,100 /2/McWhorter Technologies, Inc.                                                         22,413
      3,400    Metal Management, Inc.                                                               11,263
        400    Mine Safety Appliances Co.                                                           28,100
      2,600    Minerals Technologies, Inc.                                                         118,463
      3,669    Mississippi Chemical Corp.                                                           52,971
        200 /2/Mycogen Corp.                                                                         5,588
        200    NCH, Corp.                                                                           13,700
      2,800    NL Industries, Inc.                                                                  39,725
      2,700 /2/NS Group, Inc.                                                                       18,900
      2,800    National Steel Corp., Class B                                                        18,025
      3,150    OM Group, Inc.                                                                      102,769
      1,900 /2/Octel Corp.                                                                          27,431
      2,900    Oregon Steel Mills                                                                   35,525
      4,696 /2/Paxar Corp.                                                                          42,558
      1,000    Penford Corp.                                                                        14,000
      3,600 /2/Polymer Group, Inc.                                                                  31,725
      3,800    Potlatch Corp.                                                                      138,700
        600    Puerto Rican Cement Co., Inc.                                                        25,800
      1,700 /2/Quaker Fabric Corp.                                                                  11,688
      1,900    Quanex Corp.                                                                         32,063
      3,700    Rayonier, Inc.                                                                      144,994
      1,100    Republic Group, Inc.                                                                 16,294



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Basic Industry--continued

      1,400    Roanoke Electric Corp.                                                          $    20,300
      1,550    Rock-Tenn Co.                                                                        17,050
      1,000 /2/Rogers Corp.                                                                         24,063
      1,100    Rouge Industries, Inc., Class A                                                      10,313
      1,300    Schawk, Inc.                                                                         17,956
        700    Schnitzer Steel Industries, Inc., Class A                                            10,850
      4,600    Schulman (A.), Inc.                                                                  91,425
      2,850 /2/Shorewood Packaging Corp.                                                            45,600
      1,600 /2/Silgan Holdings, Inc.                                                                40,000
      3,300    Southern Peru Copper Corp.                                                           39,394
      1,700    Spartech Corp.                                                                       30,600
      1,600    Springs Industries, Inc., Class A                                                    56,600
      4,700 /2/Steel Dynamics, Inc.                                                                 64,038
        900    Stepan Co.                                                                           22,725
      2,400 /2/Stillwater Mining Co.                                                                77,700
      2,900 /2/Syntroleum Corp.                                                                     27,731
      1,100    Tejon Ranch Co.                                                                      25,850
      4,200    Terra Industries, Inc.                                                               31,500
      2,800    Texas Industries, Inc.                                                               82,775
      2,900    Titanium Metals Corp.                                                                30,269
        600    Tremont Corp.                                                                        22,163
      2,000    Universal Forest Products, Inc.                                                      32,250
      2,200 /2/WHX Corp.                                                                            26,125
      4,400    Wellman, Inc.                                                                        55,275
      1,400 /2/Zoltek Cos., Inc.                                                                    21,000
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          6,748,474

               -------------------------------------------------------------------------------------------
               Consumer Durables--3.7%

      5,700 /2/Acclaim Entertainment, Inc.                                                          45,600
      1,900 /2/Action Performance Cos., Inc.                                                        56,763
      2,700 /2/Aftermarket Technology Co.                                                           16,875
      1,737 /2/American Homestar Corp.                                                              28,443
      3,700    Apogee Enterprises, Inc.                                                             38,850
      2,750    Arctic Cat, Inc.                                                                     25,438
      3,000    Arvin Industries, Inc.                                                              118,875
        800 /2/Avatar Holdings, Inc.                                                                14,500



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Consumer Durables--continued

      1,800    Bandag, Inc.                                                                    $    63,675
      2,000    Barnes Group, Inc.                                                                   52,500
      1,700    Bassett Furniture Industries, Inc.                                                   38,675
      2,900    Borg-Warner Automotive, Inc.                                                        135,938
      2,100    Breed Technologies, Inc.                                                             17,719
      3,200    Briggs & Stratton Corp.                                                             150,400
      1,300    Bush Industries, Inc., Class A                                                       21,206
      3,200    CLARCOR, Inc.                                                                        54,000
      1,800 /2/Castle & Cooke, Inc.                                                                 28,125
      2,700    Cavalier Homes, Inc.                                                                 26,156
      5,372 /2/Champion Enterprises, Inc.                                                          106,769
      2,300    Coachmen Industries, Inc.                                                            53,188
      1,200 /2/Coleman Co., Inc.                                                                    11,775
      1,000 /2/Crossmann Communities, Inc.                                                          22,750
      4,654    D. R. Horton, Inc.                                                                   73,882
      2,400 /2/Department 56, Inc.                                                                  74,850
      2,100    Enesco Group, Inc.                                                                   53,288
      1,400    Excel Industries, Inc.                                                               19,863
      2,200    Exide Corp.                                                                          18,975
      6,000 /2/Fairfield Communities, Inc.                                                          58,875
      4,300    Fedders Corp.                                                                        20,963
      1,150 /2/Fossil, Inc.                                                                         21,059
      3,400 /2/GT Interactive Software                                                              23,163
      9,400 /2/Gentex Corp.                                                                        138,063
      2,420    Harman International Industries, Inc.                                                97,859
      2,300 /2/Hayes Lemmerz International, Inc.                                                    61,669
      1,100 /2/ITI Technologies, Inc.                                                               31,763
      4,900    Jostens, Inc.                                                                       110,556
      1,417    K2, Inc.                                                                             15,587
      5,100    Kaufman & Broad Homes Corp.                                                         145,669
      2,000 /2/Keystone Automotive Industries, Inc.                                                 37,375
      7,000    La-Z Boy Chair Co.                                                                  128,625
      2,300    Libbey, Inc.                                                                         71,300
      2,300 /2/Lo-Jack Corp.                                                                        25,300
      2,400    M.D.C. Holdings, Inc.                                                                42,150
        900 /2/Marvel Enterprises, Inc.                                                              5,175



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Consumer Durables--continued

      4,800    Mascotech, Inc.                                                                 $    84,600
      2,100    Matthews International Corp., Class A                                                58,013
        400 /2/Meadowcraft, Inc.                                                                     2,900
        700 /2/Media Arts Group, Inc.                                                                8,925
      1,200    Mikasa, Inc.                                                                         12,675
      1,100 /2/Monaco Coach Corp.                                                                   33,413
      1,200    Movado Group                                                                         22,650
      2,341    Myers Industries, Inc.                                                               56,184
      1,200 /2/NVR, Inc.                                                                            40,800
        900    National Presto Industries, Inc.                                                     34,706
      1,350 /2/National RV Holdings, Inc.                                                           30,544
      2,100 /2/O'Sullivan Industries Holdings, Inc.                                                 22,969
      4,100 /2/Oakley, Inc.                                                                         36,131
      6,100    Oakwood Homes Corp.                                                                  96,075
      1,900    Oneida Ltd.                                                                          27,194
      2,562 /2/Palm Harbor Homes, Inc.                                                              64,691
        233 /2/Panavision, Inc.                                                                      3,713
        800 /2/Parkervision, Inc.                                                                   14,400
        900    Pillowtex Corp.                                                                      29,250
      3,000    Polaris Industries, Inc.                                                            103,125
      3,200    Pulte Corp.                                                                          82,400
      1,300 /2/Recoton Corp.                                                                        28,925
      1,400    Russ Berrie & Co., Inc.                                                              27,650
      1,900    Ryland Group, Inc.                                                                   47,263
      1,700    SPX Corp.                                                                            92,544
      1,931 /2/Samsonite Corp.                                                                       9,836
      2,400 /2/Scotts Co.                                                                           80,100
      2,200    Simpson Industries, Inc.                                                             25,713
      1,000    Skyline Corp.                                                                        31,063
      1,900    Smith (A.O.) Corp.                                                                   38,831
      3,200 /2/Sola International, Inc.                                                             61,400
      1,300    Standard Motor Products, Inc.                                                        28,925
      3,300    Standard Pacific Corp.                                                               31,969
      2,225    Standard Products Co.                                                                34,905
        900    Starrett (L.S.) Co., Class A                                                         32,906



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Consumer Durables--continued

      1,200 /2/Steinway Musical Instruments                                                    $    26,475
      2,600    Sturm Ruger & Co., Inc.                                                              35,913
      2,700    Superior Industries International, Inc.                                              70,706
        950    Thor Industries, Inc.                                                                21,138
      3,100 /2/Toll Brothers, Inc.                                                                  71,881
      1,700    Toro Co.                                                                             37,613
      3,400    Tyler Corp.                                                                          25,925
      1,801 /2/U.S. Home Corp.                                                                      56,957
      1,800    WD 40 Co.                                                                            47,700
      1,900    Webb (Del) Corp.                                                                     44,650
      2,900    Windmere-Durable Holdings                                                            22,294
      1,800    Winnebago Industries, Inc.                                                           19,238
      1,887    Wynns International, Inc.                                                            35,499
      2,200    X-Rite, Inc.                                                                         15,675
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          4,373,281

               -------------------------------------------------------------------------------------------
               Consumer Non-Durables--2.9%

        400 /2/800-JR CIGAR, Inc.                                                                    5,900
      2,300 /2/American Italian Pasta Co., Class A                                                  52,900
      2,400    Authentic Fitness Corp.                                                              33,150
      2,300 /2/Beringer Wine Estates Holdings, Inc., Class B                                       104,363
      1,862    Block Drug, Inc., Class A                                                            67,265
      2,300    Brown Group, Inc.                                                                    36,656
      3,200 /2/Buckeye Technologies, Inc.                                                           64,000
        800 /2/Bush Boake Allen, Inc.                                                               21,400
      2,100 /2/Canandaigua Wine Co., Inc., Class A                                                 105,263
      2,500    ChemFirst, Inc.                                                                      48,438
      4,900    Chiquita Brands International                                                        52,063
      2,300    Church and Dwight, Inc.                                                              70,581
        300    Coca-Cola Bottling Co.                                                               18,075
        800 /2/Columbia Sportswear Co.                                                              14,000
      1,300 /2/Consolidated Cigar Holdings, Inc.                                                    14,950
      4,600    Coors Adolph Co., Class B                                                           230,000
      5,850    Dimon, Inc.                                                                          75,684
      1,800 /2/Donna Karan International, Inc.                                                      13,500
      2,800    Dreyers Grand Ice Cream, Inc.                                                        36,750
      5,700    Earthgrains Co.                                                                     171,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Consumer Non-Durables--continued

        100    Farmer Brothers Co.                                                             $    20,150
      5,200    First Brands Corp.                                                                  196,300
      1,100 /2/French Fragrances, Inc.                                                               7,700
        867 /2/General Cigar Holdings, Inc.                                                          7,695
      1,000 /2/General Cigar Holdings, Inc., Class B                                                 7,500
      2,100 /2/Gibson Greetings, Inc.                                                               21,919
      1,000 /2/Guess ?, Inc.                                                                         3,875
      3,200 /2/Gymboree Corp.                                                                       21,400
      1,800 /2/Hain Food Group, Inc.                                                                36,225
      3,400 /2/Hartmarx Corp.                                                                       17,213
      1,633    Herbalife International, Inc., Class A                                               18,677
      3,800    Herbalife International, Inc., Class B                                               34,200
      2,254    Imperial Holly Corp.                                                                 16,060
      2,200    International Multifoods Corp.                                                       45,788
      2,300    Justin Industries, Inc.                                                              33,350
      2,900    Kellwood Co.                                                                         79,025
      1,000 /2/Kenneth Cole Productions, Inc., Class A                                              16,875
      2,900    Lance, Inc.                                                                          55,463
      1,800    Michael Foods, Inc.                                                                  43,200
      1,000 /2/Mondavi Robert Corp., Class A                                                        33,938
      7,000 /2/NBTY, Inc.                                                                           56,000
      1,974    Natures Sunshine Products, Inc.                                                      31,337
      4,700 /2/Nautica Enterprise, Inc.                                                             97,231
      1,700 /2/North Face, Inc.                                                                     20,294
      1,100 /2/Omega Protein Corp.                                                                   9,763
      1,800    OshKosh B'Gosh, Inc., Class A                                                        37,575
        900    Oxford Industries, Inc.                                                              25,481
      3,000    Phillips Van Heusen Corp.                                                            27,563
        600    Pilgrims Pride Corp.                                                                 13,838
      4,300 /2/Playtex Products, Inc.                                                               56,706
      1,800 /2/Quiksilver, Inc.                                                                     37,238
      4,200 /2/Ralcorp Holdings, Inc.                                                               74,025
      1,000    Riviana Foods, Inc.                                                                  19,594
      4,000    Russell Corp.                                                                        98,250
      1,900    Schweitzer-Mauduit International, Inc.                                               34,556



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Consumer Non-Durables--continued

      4,300 /2/Smithfield Foods, Inc.                                                          $    84,388
      3,400    Smucker (J.M.) Co., Class A                                                          74,800
      2,200    St. John Knits, Inc.                                                                 44,413
      6,200    Stride Rite Corp.                                                                    56,575
      1,900 /2/The Boston Beer Co., Inc., Class A                                                   15,675
      1,900 /2/Thermolase Corp.                                                                     10,450
        700 /2/Timberland Co., Class A                                                              28,000
      2,900 /2/Twinlab Corp.                                                                        64,344
      4,600    Universal Corp.                                                                     171,638
      6,800    Universal Foods Corp.                                                               147,475
      3,300 /2/Vlasic Foods International, Inc.                                                     61,669
      1,200    Weider Nutrition International, Inc.                                                  5,925
      5,700    Wolverine World Wide, Inc.                                                           74,456
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          3,431,750

               -------------------------------------------------------------------------------------------
               Energy Minerals--2.2%

      2,300    Arch Coal, Inc.                                                                      40,969
      1,300 /2/Atwood Oceanics, Inc.                                                                36,563
      4,170 /2/Barrett Resources                                                                    98,256
        900 /2/Belco Oil & Gas Corp.                                                                 5,344
      3,900 /2/Benton Oil & Gas Co.                                                                 19,988
      2,400    Berry Petroleum Co., Class A                                                         31,500
      3,600 /2/Brown Tom, Inc.                                                                      51,750
      3,000    Cabot Oil & Gas Corp., Class A                                                       51,000
        700 /2/Cal Dive International, Inc.                                                         14,963
      7,384    Chesapeake Energy Corp.                                                              14,307
      2,100 /2/Cliffs Drilling Co.                                                                  48,038
      3,200 /2/Comstock Resources, Inc.                                                             15,800
      5,125    Cross Timbers Oil Co.                                                                73,672
      2,900    Devon Energy Corp.                                                                   98,238
        800 /2/Dril-Quip, Inc.                                                                      16,800
     16,800 /2/EEX Corp.                                                                            65,100
      2,000 /2/Forcenergy, Inc.                                                                     11,875
      4,400 /2/Forest Oil Corp.                                                                     44,825
      1,600 /2/Friede Goldman International, Inc.                                                   26,800
      3,700 /2/Frontier Oil Corp.                                                                   21,275
      1,000    Getty Realty Corp.                                                                   14,500



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Energy Minerals--continued

      2,200 /2/HS Resources, Inc.                                                              $    21,725
     17,600 /2/Harken Energy Corp.                                                                  60,500
      6,700    Helmerich & Payne, Inc.                                                             159,544
        800    Holly Corp.                                                                          12,300
      2,100 /2/IRI International Corp.                                                              11,419
      5,200 /2/Input/Output, Inc.                                                                   46,150
      3,300    KCS Energy, Inc.                                                                     16,706
      2,400 /2/Key Energy Group, Inc.                                                               23,850
      2,584 /2/Louis Dreyfus Natural Gas Corp.                                                      37,630
        900    Lufkin Industries, Inc.                                                              18,338
      7,000 /2/Marine Drilling Cos., Inc.                                                           78,313
      4,292 /2/Meridian Resource Corp.                                                              17,973
      2,700    Mitchell Energy & Development, Class A                                               37,631
      4,200 /2/Newfield Exploration Co.                                                            102,113
      2,600 /2/Nuevo Energy Co.                                                                     55,088
      3,000 /2/Oceaneering International, Inc.                                                      43,125
      2,900 /2/Offshore Logistics, Inc.                                                             43,591
      8,200 /2/Parker Drilling Co.                                                                  40,488
      4,100 /2/Patterson Energy Inc.                                                                25,369
        800    Penn Virginia Corp.                                                                  17,300
      2,200 /2/Plains Resources, Inc.                                                               37,400
      4,900    Pogo Producing Co.                                                                   73,500
      2,800 /2/Pool Energy Services Co.                                                             37,363
      4,800    Quaker State Corp.                                                                   67,800
      1,800    RPC Energy Services, Inc.                                                            16,763
      2,800    Range Resources Corp.                                                                15,925
      2,700    Resource America, Inc., Class A                                                      26,663
        900 /2/Rutherford-Moran Oil Corp.                                                            6,750
      1,800 /2/SEACOR SMIT, Inc.                                                                    86,063
     13,600 /2/Santa Fe Energy Resource, Inc.                                                      110,500
      3,000 /2/Seitel, Inc.                                                                         39,750
      4,400    Snyder Oil Corp.                                                                     70,125
      1,400    St. Mary Land & Exploration Co.                                                      29,400
      1,800 /2/Stone Energy Corp.                                                                   57,825
      1,930 /2/Swift Energy Co.                                                                     17,611



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Energy Minerals--continued

      4,200 /2/Tesoro Petroleum Corp.                                                          $    62,213
      1,100 /2/The Houston Exploration Co.                                                          19,525
      4,800 /2/Titan Exploration, Inc.                                                              28,200
      1,500 /2/TransTexas Gas Corp.                                                                  2,344
      2,900 /2/Transmontaigne Inc.                                                                  45,131
      2,700 /2/Trico Marine Services, Inc.                                                          19,238
      6,000 /2/Tuboscope Inc.                                                                       74,250
      1,700 /2/UTI Energy Corp.                                                                     15,194
      4,900    Vintage Petroleum, Inc.                                                              63,700
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          2,693,949

               -------------------------------------------------------------------------------------------
               Finance--19.8%

      1,341    1st Source Corp.                                                                     42,912
      1,100 /2/AMERCO                                                                               25,850
      3,350    Aames Financial Corp.                                                                13,819
      2,000    Aaron Rents, Inc.                                                                    29,500
      1,600 /2/Acceptance Insurance Cos., Inc.                                                      31,400
      3,000    Advanta Corp., Class A                                                               35,813
      1,000    Advest Group, Inc.                                                                   20,750
      2,300 /2/Affiliated Managers Group                                                            51,175
        900    Alabama National Bancorp                                                             24,413
      1,740    Albank Financial Corp.                                                              106,358
        400 /2/Alexander's, Inc.                                                                    29,975
      1,400    Alexandria Real Estate Equities, Inc.                                                37,363
      3,200    Alfa Corp.                                                                           67,100
        300    Allied Group, Inc.                                                                   14,438
      3,825    Amcore Financial, Inc.                                                               91,561
      2,212    AmerUs Life Holdings, Inc., Class A                                                  53,365
      1,300 /2/AmeriTrade Holding Corp., Class A                                                    19,906
      1,047    American Annuity Group, Inc.                                                         24,081
      3,000    American Health Properties, Inc.                                                     66,750
      2,100    American Heritage Life Investments                                                   43,706
      8,000 /2/Americredit Corp.                                                                   107,000
      3,100 /2/Amerin Corp.                                                                         66,263
      1,800    Amli Residential Properties Trust                                                    40,500
        600    Amplicon, Inc.                                                                        9,600
      2,300    Anchor Bancorp Wisconsin, Inc.                                                       49,450



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

        900    Andover Bancorp, Inc.                                                           $    28,125
      2,700    Anthracite Capital, Inc.                                                             15,525
        733    Apartment Investment & Management Co., Series E                                      29,137
      5,100 /2/Arcadia Financial Ltd.                                                               21,356
      1,200    Area Bancshares Corp.                                                                30,450
      2,300    Argonaut Group, Inc.                                                                 58,506
      3,100    Arm Financial Group, Inc., Class A                                                   59,481
      2,300    Associated Estates Realty Corp.                                                      30,331
      3,800 /2/Avis Rent A Car, Inc.                                                                77,425
      2,400 /2/BA Merchant Services, Inc., Class A                                                  39,000
        966    BB&T Corp.                                                                           34,474
        702 /2/BOK Financial Corp.                                                                  33,828
      5,794    BRE Properties, Inc., Class A                                                       139,780
        950    BSB Bancorp, Inc.                                                                    26,600
      1,660    BT Financial Corp.                                                                   46,065
      1,600    Baldwin & Lyons, Inc., Class B                                                       36,750
        400    BancFirst Corp.                                                                      15,150
        900    BancFirst Ohio Corp.                                                                 26,775
      5,920    Bancorpsouth, Inc.                                                                  117,660
      1,556    Bank Granite Corp.                                                                   52,126
      2,600 /2/Bank Plus Corp.                                                                      10,563
      1,700    BankUnited Financial Corp., Class A                                                  15,406
      4,900    BankAtlantic Bancorp, Inc.                                                           41,650
      2,000    Banknorth Group, Inc.                                                                63,750
      2,700    Bay View Capital Corp.                                                               46,575
      3,000    Bedford Property Investors, Inc.                                                     53,625
      2,950    Berkley, W. R. Corp.                                                                 88,961
      4,800    Berkshire Realty Co., Inc.                                                           43,200
      1,700    Blanch, E. W. Holdings, Inc.                                                         66,194
      2,200    Boykin Lodging Co.                                                                   31,350
      3,146    Bradley Real Estate, Inc.                                                            66,066
      4,400    Brandywine Realty Trust                                                              78,650
      1,672    Brenton Banks, Inc.                                                                  28,424
      1,800    Brookline Bancorp, Inc.                                                              23,400
      3,600 /2/Budget Group, Inc., Class A                                                          64,575



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      4,200    Burnham Pacific Properties, Inc.                                                $    55,125
      1,800 /2/CB Richard Ellis Services                                                            35,100
      3,000    CBL & Associates Properties, Inc.                                                    78,188
      2,900    CCA Prison Realty Trust                                                              68,150
      3,300 /2/CCC Information Service Group, Inc.                                                  36,713
      1,100    CFSB Bancorp, Inc.                                                                   27,500
      3,000    CMAC Investment Corp.                                                               125,625
      2,200 /2/CNA Surety Corp.                                                                     30,938
      4,174    CNB Bancshares, Inc.                                                                177,395
      1,700 /2/CORT Business Services Corp.                                                         33,363
      1,200    CVB Financial Corp.                                                                  27,600
      2,400    Cabot Industrial Trust                                                               48,000
      5,833    Camden Property Trust                                                               156,762
      2,800    Capital Automotive REIT                                                              39,550
        400    Capital City Bank Group, Inc.                                                        11,600
        300 /2/Capital Factors Holdings, Inc.                                                        5,213
      2,900    Capital Re Corp.                                                                     53,106
      1,100    Capitol Transamerica Corp.                                                           20,900
      8,050    Capstead Mortgage Corp.                                                              25,156
      2,300    Carolina First Corporation                                                           53,044
      1,000    Cathay Bancorp, Inc.                                                                 31,750
      2,000 /2/Centennial Bancorp                                                                   32,875
      2,300    CenterPoint Properties Corp.                                                         82,225
      2,600    Centertrust Retail Properties, Inc.                                                  28,275
      6,000 /2/Century Business Services, Inc.                                                      83,625
      1,200    Century South Banks, Inc.                                                            32,400
      2,700    Charter Municipal Mortgage Acceptance Co.                                            34,763
      1,100    Chartwell Re Corp.                                                                   27,363
      2,800    Chateau Communities, Inc.                                                            82,250
      2,000    Chelsea GCA Realty, Inc.                                                             68,750
      1,366    Chemical Financial Corp.                                                             56,006
      1,800    Chicago Title Corp.                                                                  75,263
      1,906    Chittenden Corp.                                                                     56,942
      3,200    Citizens Banking Corp.                                                              103,200
        800    Citizens Corp.                                                                       24,200
        900    City Holding Co.                                                                     31,556



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      3,400    Colonial Properties Trust                                                       $    93,500
      1,300 /2/Columbia Banking Systems, Inc.                                                       26,163
      2,958    Commerce Bancorp, Inc.                                                              120,148
      3,400    Commerce Group, Inc.                                                                117,725
      7,510    Commercial Federal Corp.                                                            170,383
      3,900    Commercial Net Lease Realty                                                          57,281
      1,969    Commonwealth Bancorp                                                                 28,058
      1,000    Community Bank System, Inc.                                                          28,000
      6,200    Community First Bankshares, Inc.                                                    123,225
      1,295    Community Trust Bancorp, Inc.                                                        33,346
      1,800    Conning Corp.                                                                        26,550
      1,600 /2/ContiFinancial Corp.                                                                 11,900
      5,700    Cornerstone Realty Income Trust, Inc.                                                61,275
      1,000    Corus Bankshares, Inc.                                                               38,828
      3,300    Cousins Properties, Inc.                                                             94,463
      4,650    Crawford & Co., Class B                                                              73,238
      2,900 /2/Credit Acceptance Corp.                                                              16,313
      1,300 /2/Crescent Operating, Inc.                                                              6,419
      6,300    Criimi Mae, Inc.                                                                      8,663
      3,100    Crown American Realty Trust                                                          24,800
      3,540    Cullen Frost Bankers, Inc.                                                          188,505
      1,100    D & N Financial Corp.                                                                21,175
      1,700    Dain Rauscher Corp.                                                                  57,800
      1,927 /2/Delphi Financial Group, Inc., Class A                                                89,846
        700 /2/Delta Financial Corp.                                                                 3,981
      7,600    Developers Diversified Realty                                                       143,450
      1,700    Dime Community Bancorp, Inc.                                                         40,694
      3,200 /2/Dollar Thrifty Automotive Group                                                      43,400
      4,100    Doral Financial Corp.                                                                71,750
      2,684    Downey Financial Corp.                                                               62,906
        600    Duff & Phelps Credit Rating                                                          28,425
      5,700    Dynex Capital, Inc.                                                                  27,431
      4,800 /2/E*Trade Group, Inc.                                                                  86,400
      2,100    EastGroup Properties, Inc.                                                           40,031
      3,800    Eaton Vance Corp.                                                                    85,025
Shares                                                                                               Value
            /1/COMMON STOCKS--continued

               Finance--continued

      2,000 /2/Electro Rent Corp.                                                              $    19,500
      3,200    Enhance Financial Services Group, Inc.                                               78,600
      1,800    Entertainment Properties Trust                                                       29,925
      4,800    Equity Inns, Inc.                                                                    50,400
      2,703    Equity Residential Properties Trust                                                 113,526
      1,900    Essex Property Trust, Inc.                                                           59,613
      1,700    Everen Capital Corp.                                                                 34,638
      1,100    Evergreen Bancorp, Inc.                                                              30,525
      1,300    Executive Risk, Inc.                                                                 61,750
        840    F & M Bancorp                                                                        27,720
      1,367    F & M Bancorporation, Inc.                                                           40,839
      2,855    F & M National Corp.                                                                 84,758
      4,100    FBL Financial Group, Inc., Class A                                                  104,294
      2,164    FNB Corp.                                                                            59,510
      1,200 /2/FPIC Insurance Group, Inc.                                                           34,950
        900    Farmers Capital Bank Corp.                                                           31,725
        400 /2/Federal Agricultural Mortgage Association, Class C                                   15,200
      5,200    Federal Realty Investment Trust                                                     117,650
      4,378    FelCor Lodging Trust, Inc.                                                          103,157
      2,448    Fidelity National Financial, Inc.                                                    75,276
      1,150 /2/Financial Federal Corp.                                                              26,809
      6,550    First American Financial Corp.                                                      205,097
      1,100    First Charter Corp.                                                                  20,350
        900    First Citizens Bancshares, Inc., Class A                                             80,325
      1,600    First Commerce Bancshares, Inc., Class B                                             47,600
      2,900    First Commmonwealth Financial Corp.                                                  74,856
      2,100    First Federal Capital Corp.                                                          32,025
      3,390    First Financial Bancorp                                                              98,734
      1,106    First Financial Bankshares, Inc.                                                     42,028
        857    First Financial Corp.                                                                36,637
      1,800    First Financial Holdings, Inc.                                                       34,650
      2,900    First Hawaiian, Inc.                                                                115,638
      1,207    First Indiana Corp.                                                                  22,631
      5,000    First Industrial Realty Trust                                                       128,125
      1,400    First Liberty Financial Corp.                                                        27,825
      1,300    First Merchants Corp.                                                                32,175



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      2,204    First Midwest Bancorp, Inc.                                                     $    90,364
      1,200 /2/First Republic Bank                                                                  29,700
      1,400 /2/First Sierra Financial, Inc.                                                         12,688
      4,187    First Source Bancorp, Inc.                                                           36,115
      4,100    First Union Real Estate Equity                                                       23,831
      2,800    First United Bancshares                                                              54,600
      1,540    First Washington Bancorp, Inc.                                                       33,880
      1,403    First Western Bancorp, Inc.                                                          36,127
        700 /2/FirstCity Financial Corp.                                                             9,275
      2,700 /2/FirstFed Financial Corp.                                                             44,213
      3,300    Firstbank Corp.                                                                      79,406
        800    Flagstar Bancorp, Inc.                                                               19,200
      2,300    Foremost Corp. of America                                                            40,969
      1,800    Forest City Enterprises, Inc., Class A                                               38,700
      6,400    Franchise Finance Corp. of America                                                  159,200
      1,300 /2/Franchise Mortgage Acceptance Co. LLC                                                11,375
      1,700    Freedom Securities Corp.                                                             23,163
      3,100 /2/Friedman, Billings, Ramsey Group, Inc., Class A                                      15,888
        900 /2/Frontier Financial Corp.                                                             43,425
      4,253    Frontier Insurance Group, Inc.                                                       69,377
        700    Fund American Enterprises, Inc.                                                      88,725
      1,900    GBC Bancorp                                                                          50,588
      3,300    Gables Residential Trust                                                             86,831
      2,200    Gallagher (Arthur J.) & Co.                                                          93,225
      4,700    General Growth Properties, Inc.                                                     167,144
      4,200    Glenborough Realty Trust, Inc.                                                       90,038
      3,100    Glimcher Realty Trust                                                                50,181
      1,100    Gold Banc Corp., Inc.                                                                16,363
      1,000    Golf Trust of America, Inc.                                                          26,750
      1,800    Grand Premier Financial, Inc.                                                        24,075
      2,300    Great Lakes REIT, Inc.                                                               37,806
      1,200    Greater Bay Bancorp                                                                  38,400
      2,600 /2/Grubb & Ellis Co.                                                                    25,350
      1,200    Guarantee Life Cos., Inc.                                                            23,100
      5,000    HCC Insurance Holdings, Inc.                                                         89,688



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      3,900    HSB Group, Inc.                                                                 $   157,463
      2,300 /2/Hambrecht & Quist Group                                                              44,131
      1,000 /2/Hamilton Bancorp, Inc.                                                               27,500
      1,255    Hancock Holding Co.                                                                  60,240
      1,907    Harbor Florida Bancshares, Inc.                                                      20,858
      1,400    Harleysville Group, Inc.                                                             29,925
        893    Harleysville National Corp.                                                          31,255
      1,100    Harris Financial, Inc.                                                               17,119
      1,100    Haven Bancorp, Inc.                                                                  15,263
      2,600 /2/Headlands Mortgage Co.                                                               39,000
      4,100    Health Care Property Investors, Inc.                                                137,863
      3,300    Health Care REIT, Inc.                                                               74,663
      1,600 /2/HealthCare Financial Partners, Inc.                                                  49,000
      5,299    Healthcare Realty Trust, Inc.                                                       124,195
      1,800 /2/Highlands Insurance Group, Inc.                                                      18,675
      1,600    Hilb Rogal & Hamilton Co.                                                            30,400
      1,600 /2/Home Choice Holdings, Inc.                                                           20,900
      2,100    Home Properties of New York, Inc.                                                    56,438
      1,900    Hooper Holmes, Inc.                                                                  45,244
      1,100    Horizon Bancorp, Inc.                                                                42,075
      4,800    Hospitality Properties Trust                                                        127,200
      3,709    Hubco, Inc.                                                                         100,143
      4,100 /2/IMC Mortgage Co.                                                                      8,200
      3,150    IMPAC Mortgage Holdings, Inc.                                                        12,994
      1,350 /2/INSpire Insurance Solutions, Inc.                                                    33,750
      4,100    IRT Property Co.                                                                     42,025
      4,378 /2/Imperial Bancorp                                                                     60,745
      4,600    Imperial Credit Commercial Mortgage Investment Corp.                                 38,525
      3,954 /2/Imperial Credit Industries, Inc.                                                     26,195
     10,000 /2/Independence Community Bank Corp.                                                   136,875
      1,700    Independent Bank Corp.                                                               26,563
      2,067 /2/Insignia/ESG Holdings, Inc.                                                          26,351
      2,750    InterWest Bancorp, Inc.                                                              73,047
      1,400    International Bancshares Corp.                                                       76,213
      1,750    Interpool, Inc.                                                                      24,719
        400 /2/Investment Technology Group, Inc.                                                    13,100



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

        900    Investors Financial Services Corp.                                              $    48,488
      2,400    Irvine Apartment Communities, Inc.                                                   63,000
      1,600    Irwin Financial Corp.                                                                43,200
      4,050    JDN Realty Corp.                                                                     86,316
      1,800    JP Realty, Inc.                                                                      37,688
      1,100    JSB Financial, Inc.                                                                  58,094
      1,333    Jeffbanks, Inc.                                                                      30,159
      1,800    Jefferies Group, Inc.                                                                54,000
      1,200    Jefferson Savings Bancorp, Inc.                                                      19,350
        800    John Nuveen & Co., Inc., Class A                                                     27,900
        400    Kansas City Life Insurance Co.                                                       33,400
      2,332    KeyCorp                                                                              70,689
      3,700    Kilroy Realty Corp.                                                                  82,094
      3,500    Koger Equity, Inc.                                                                   59,063
      3,400    LNR Property Corp.                                                                   60,350
      3,700    LTC Properties, Inc.                                                                 63,363
      1,600    LaSalle Hotel Properties                                                             18,600
      2,100 /2/LaSalle Partners, Inc.                                                               61,425
      2,000    LandAmerica Financial Group, Inc.                                                   103,875
      2,400    Laser Mortgage Management, Inc.                                                      14,250
        800 /2/Leasing Solutions, Inc.                                                               8,150
      2,200    Lexington Corporate Properties Trust                                                 27,500
      1,448    Liberty Corp.                                                                        60,092
      1,600    Life Re Corp.                                                                       149,300
      2,800    Life USA Holdings, Inc.                                                              34,825
      2,700 /2/Local Financial Corp.                                                                24,469
      2,900 /2/Long Beach Financial Corp.                                                           20,844
      4,369    MAF Bancorp, Inc.                                                                   107,041
      1,800    MGI Properties, Inc.                                                                 52,650
      2,100    MMI Companies, Inc.                                                                  33,731
      3,900    Macerich Co. (The)                                                                  107,494
        800    Mahoning National Bancorp., Inc.                                                     27,600
      1,900    Mainstreet Bankgroup, Inc.                                                           77,663
      2,800    Manufactured Home Communities, Inc.                                                  69,825
        600 /2/Markel Corp.                                                                         89,175



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      1,000    McGrath Rentcorp.                                                               $    20,875
        800    Meadowbrook Insurance Group, Inc.                                                    19,700
      1,400    Medallion Financial Corp.                                                            24,850
      2,878 /2/Medical Assurance, Inc.                                                              77,706
      1,000    Merchants New York Bancorp, Inc.                                                     34,438
      4,100    Meridian Industrial Trust, Inc.                                                      90,200
        255 /2/Merry Land Properties, Inc.                                                           1,051
        400    Michigan Financial Corp.                                                             13,575
      1,033    Mid American Bancorp                                                                 26,471
      2,400    Mid-American Apartment Communities, Inc.                                             58,800
        600    Midland Co.                                                                          14,400
      1,900    Mills Corp.                                                                          41,206
        800    Mississippi Valley Bancshares, Inc.                                                  27,900
      3,662    Morgan Keegan, Inc.                                                                  68,205
      2,000    NAC Re Corp.                                                                         96,875
      1,693    NBT Bancorp, Inc.                                                                    38,304
      2,000    National Bancorp Alaska, Inc.                                                        75,000
        800 /2/National City Bancorporation                                                         21,600
      1,447    National City Bancshares, Inc.                                                       58,784
      1,700    National Golf Properties, Inc.                                                       48,450
      3,100    National Health Investors, Inc.                                                      87,381
      1,755    National Penn Bancshares, Inc.                                                       47,385
        200 /2/National Western Life Insurance Co., Class A                                         23,400
      5,600    Nationwide Health Properties, Inc.                                                  129,150
     11,660    New Plan Excel Realty Trust                                                         265,265
      1,900    Northwest Bancorp, Inc.                                                              22,563
        600    Nymagic, Inc.                                                                        12,600
      1,800    Ocean Financial Corp.                                                                26,100
      2,300    Ocwen Asset Investment Corp.                                                          9,200
      3,663    Old National Bancorp                                                                187,843
      1,200    Omega Financial Corp.                                                                40,500
      2,639    Omega Healthcare Investors                                                           81,809
      4,243    One Valley Bancorp West Virginia, Inc.                                              137,367
      1,433    Oriental Financial Group                                                             45,856
      1,800 /2/PBOC Holdings, Inc.                                                                  17,325
      2,100 /2/PFF Bancorp, Inc.                                                                    30,844



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      2,400    PS Business Parks, Inc.                                                         $    48,300
      1,563    PXRE Corp.                                                                           39,661
      2,300    Pacific Gulf Properties, Inc.                                                        45,569
      1,300    Pan Pacific Retail Properties, Inc.                                                  24,294
      1,100    Park National Corp.                                                                 108,900
      1,400    Parkway Properties, Inc.                                                             39,900
        800 /2/Penn Treaty American Corp.                                                           16,850
      3,400    Penncorp Financial Group, Inc.                                                        5,738
      2,000    Pennsylvania Manufacturers Corp., Class A                                            39,250
      1,600    Pennsylvania Real Estate Investment Trust                                            32,600
      4,700    Peoples Bancorp, Inc.                                                                47,588
        800    Peoples Holding Co.                                                                  27,200
        800 /2/Philadelphia Consolidated Holding Corp.                                              18,700
        600    Pinnacle Banc Group, Inc.                                                            18,000
      2,900    Pioneer Group, Inc.                                                                  41,506
      1,350    Poe & Brown, Inc.                                                                    52,228
      2,200    Premier Bankshares, Inc.                                                             48,400
      5,100    Prentiss Properties Trust                                                           105,188
      3,000    Presidential Life Corp.                                                              54,375
        509    Price Enterprises, Inc.                                                               2,481
      1,200    Prime Bancorp, Inc.                                                                  22,200
        700    Prime Bancshares, Inc.                                                               12,075
        600    Prime Group Realty Trust                                                              9,638
      5,635    Prime Retail, Inc.                                                                   54,589
      3,166    Provident Bankshares Corp.                                                           80,720
      2,372    Queens County Bancorp, Inc.                                                          70,715
      3,000    RFS Hotel Investors, Inc.                                                            39,000
      1,025    RLI Corp.                                                                            33,569
      3,600    Realty Income Corp.                                                                  89,775
      5,200    Reckson Associates Realty Corp.                                                     117,975
      1,700    Redwood Trust, Inc.                                                                  23,375
      1,800    Regency Realty Corp.                                                                 41,513
      3,300    Reinsurance Group of America                                                        181,913
      1,200    Reliance Bancorp, Inc.                                                               29,700
      1,200 /2/Rent-Way, Inc.                                                                       28,350



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      3,100 /2/Rental Service Corp.                                                            $    68,975
      2,770    Republic Bancorp, Inc.                                                               45,705
        700 /2/Republic Bancshares, Inc.                                                            13,650
      1,100    Republic Banking Corp. of Florida                                                    11,000
      5,736    Republic Security Financial Corp.                                                    51,622
      1,896    Resource Bancshares Mortgage Group, Inc.                                             27,966
      3,400    Richmond County Financial Corp.                                                      49,725
      2,600    Riggs National Corp.                                                                 62,725
      1,700 /2/Risk Capital Holdings, Inc.                                                          35,275
      6,325    Rollins Truck Leasing Corp.                                                          73,528
      5,400    Roslyn Bancorp, Inc.                                                                 92,475
      1,850    S & T Bancorp, Inc.                                                                 100,825
      1,700    SCPIE Holdings, Inc.                                                                 53,338
        900    SIS Bancorp, Inc.                                                                    35,775
      3,100    SL Green Realty Corp.                                                                58,706
      2,000    Santa Barbara Bancorp                                                                48,500
      5,200 /2/Security Capital Group, Inc.                                                         82,875
      3,800    Selective Insurance Group, Inc.                                                      69,588
        900    Shoreline Financial Corp.                                                            24,075
      1,275    Signal Corp.                                                                         42,713
      2,600 /2/Silicon Valley Bancshares                                                            53,300
        800    Simmons 1st National Corp., Class A                                                  35,900
      4,693    Sky Financial Group, Inc.                                                           143,137
      2,200    Smith (Charles E.) Residential Realty, Inc.                                          67,375
      1,200 /2/Southern Pacific Funding Corp.                                                           94
      2,700 /2/Southwest Bancorp. of Texas, Inc.                                                    41,344
      1,370    Southwest Securities Group, Inc.                                                     25,345
      1,700    Sovran Self Storage, Inc.                                                            43,563
      5,345    St. Paul Bancorp, Inc.                                                              109,907
      1,800    State Auto Financial Corp.                                                           25,425
      5,900    Staten Island Bancorp, Inc.                                                         107,306
      1,100    Sterling Bancorp                                                                     23,650
      2,900    Sterling Bancshares, Inc.                                                            41,325
        800    Sterling Financial Corp.                                                             34,400
        900    Stewart Information Services Corp.                                                   45,113
      1,900    Storage Trust Realty                                                                 42,631



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

        600    Student Loan Corp.                                                              $    28,125
      2,800    Summit Properties, Inc.                                                              49,350
      2,200    Sun Communities, Inc.                                                                73,563
      4,900    Sunstone Hotel Investors, Inc.                                                       44,406
      3,600 /2/Sunterra Corp.                                                                       34,200
      4,405    Susquehanna Bankshares, Inc.                                                         99,663
      2,000    T R Financial Corp.                                                                  65,500
      5,700    TIG Holdings, Inc.                                                                   79,444
        700    Tanger Factory Outlet Centers, Inc.                                                  15,356
      5,100    Taubman Centers, Inc.                                                                69,806
      1,900    Texas Regional Bancshares, Inc., Class A                                             43,225
      2,100    The Trust Company of New Jersey                                                      52,500
      2,900    Thornburg Mortgage Asset Co.                                                         23,744
      2,200    Tower Realty Trust, Inc.                                                             44,550
      2,100    Town & Country Trust                                                                 31,631
      3,800 /2/Trammell Crow Co.                                                                    82,175
      1,600    Trenwick Group, Inc.                                                                 53,200
      1,800 /2/Triad Guaranty, Inc.                                                                 38,250
      2,800    Triangle Bancorp, Inc.                                                               50,925
      3,000    Trinet Corporate Realty Trust, Inc.                                                  86,250
      3,457    Trustco Bank Corp.                                                                   96,789
      5,000 /2/UICI                                                                                 73,750
      1,952    UMB Financial Corp.                                                                  89,426
      1,500    US Restaurant Properties                                                             36,656
        900    USB Holdings Co., Inc.                                                               16,200
      5,628    UST Corp.                                                                           130,148
      5,900 /2/Unicapital Corp.                                                                     40,931
      5,100    United Bankshares, Inc.                                                             136,425
      3,280    United Companies Financial Corp.                                                     13,940
     13,600    United Dominion Realty Trust, Inc.                                                  151,300
        950    United Fire & Casualty Co.                                                           35,922
      1,310    United National Bancorp                                                              30,130
      3,655 /2/United Rentals, Inc.                                                                 98,228
      1,300    Urban Shopping Centers, Inc.                                                         42,900
      1,800    USBANCORP, Inc.                                                                      33,300



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      1,800    Vermont Financial Services Corp.                                                $    40,725
      1,650    Vesta Insurance Group, Inc.                                                          13,200
      1,300    WSFS Financial Corp.                                                                 22,263
      2,200    Walden Residential Properties, Inc.                                                  50,738
      4,700    Washington Real Estate Investment Trust                                              83,425
      1,250    Washington Trust Bancorp                                                             27,500
      5,000    Webster Financial Corp. Waterbury                                                   123,438
      2,600    Weeks Corp.                                                                          75,563
      3,600    Weingarten Realty Investors                                                         159,975
      2,200 /2/Wellsford Real Properties, Inc.                                                      18,975
      2,750    Wesbanco, Inc.                                                                       79,406
      1,850    West Coast Bancorp                                                                   33,994
      5,590    WestAmerica Bancorporation                                                          185,868
      1,265    Westcorp, Inc.                                                                        8,697
      2,100    Western Bancorp                                                                      66,150
      2,200    Western Investment Real Estate Trust                                                 28,325
      5,600    Westernbank Puerto Rico                                                              84,350
      4,000    Westfield America, Inc.                                                              68,750
      3,025    Whitney Holding Corp.                                                               111,169
        400 /2/Wilshire Financial Services Group, Inc.                                               1,225
      2,000    Xtra Corp.                                                                           83,750
      1,200    Zenith National Insurance Corp.                                                      30,675
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                         23,682,623

               -------------------------------------------------------------------------------------------
               Health Care--8.0%

      2,766    ADAC Laboratories                                                                    81,943
      4,000 /2/AXYS Pharmaceuticals, Inc.                                                           20,750
      2,650 /2/Access Health, Inc.                                                                  95,069
      2,900 /2/Acuson Corp.                                                                         43,681
      1,100 /2/Advance Paradigm, Inc.                                                               36,300
      4,700 /2/Advanced Tissue Sciences, Inc., Class A                                              14,247
      2,000 /2/Affymetrix, Inc.                                                                     49,000
      4,100 /2/Agouron Pharmaceuticals, Inc.                                                       158,875
      5,900 /2/ALARIS Medical Inc.                                                                  32,819
      1,300 /2/Algos Pharmaceutical Corp.                                                           33,313
      2,600 /2/Alkermes, Inc.                                                                       50,700
      2,200    Alpharma, Inc., Class A                                                              60,913



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Health Care--continued

      2,100 /2/Alternative Living Services, Inc.                                               $    54,863
      2,000 /2/AmeriPath, Inc.                                                                      26,000
      2,800 /2/AmeriSource Health Corp., Class A                                                   146,825
      1,450 /2/American HomePatient, Inc.                                                            3,716
      1,050    American Medical Security Group, Inc.                                                 9,188
      3,600 /2/American Oncology Resources, Inc.                                                    47,925
      2,200 /2/American Retirement Corp.                                                            33,550
        900 /2/Andrx Corp.                                                                          35,100
      5,400 /2/Apria Healthcare Group, Inc.                                                         21,938
      1,900    Arrow International, Inc.                                                            52,725
      2,000 /2/Assisted Living Concepts, Inc.                                                       27,000
      1,700 /2/Aviron                                                                               32,300
      4,000    Ballard Medical Products                                                             85,000
      1,175 /2/Barr Laboratories, Inc.                                                              40,170
      2,166    Bindley Western Industries, Inc.                                                     78,518
      1,350 /2/Bio Rad Laboratories, Inc., Class A                                                  29,784
      6,300 /2/Bio-Technology General Corp.                                                         46,069
        900 /2/Biomatrix, Inc.                                                                      42,300
      1,300 /2/Boron, LePore & Associates, Inc.                                                     35,100
      1,200 /2/Brookdale Living Communities                                                         21,900
      2,000 /2/CONMED Corp.                                                                         53,000
      1,400 /2/Capital Senior Living Corp.                                                          16,450
      1,300 /2/CareMatrix Corp.                                                                     32,013
      2,900    Carter Wallace, Inc.                                                                 51,475
      3,100 /2/Cell Genesys, Inc.                                                                   10,656
      1,600 /2/Centennial Healthcare Corp.                                                          23,350
      3,600 /2/Cephalon, Inc.                                                                       27,000
      3,400 /2/Cerner Corp.                                                                         76,075
      1,200 /2/Chattem, Inc.                                                                        33,300
        800 /2/Closure Medical Corp.                                                                21,100
      3,100 /2/Columbia Laboratories, Inc.                                                          10,075
      6,128 /2/Concentra Managed Care, Inc.                                                         62,812
      2,000 /2/Cooper Companies, Inc.                                                               47,500
      3,200 /2/Cor Therapeutics, Inc.                                                               38,600
      1,800 /2/Coulter Pharmaceutical, Inc.                                                         50,850



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Health Care--continued

      7,700 /2/Covance, Inc.                                                                   $   214,638
      7,700 /2/Coventry Health Care, Inc.                                                           74,594
      1,700 /2/Curative Health Services, Inc.                                                       46,325
      2,100 /2/Cytyc Corp.                                                                          35,175
      1,200 /2/DVI, Inc.                                                                            18,750
      1,800 /2/Datascope Corp.                                                                      40,613
      1,400    Diagnostic Products Corp.                                                            31,588
      6,100 /2/Dura Pharmaceuticals, Inc.                                                           73,581
      1,300 /2/Entremed, Inc.                                                                       33,963
      2,826 /2/Enzo Biochem, Inc.                                                                   29,673
      1,400 /2/First Consulting Group, Inc.                                                         23,013
      2,300 /2/Fuisz Technologies Ltd.                                                              20,988
      1,800 /2/Geltex Pharmaceuticals, Inc.                                                         45,000
      4,700 /2/Genesis Health Ventures, Inc.                                                        63,450
     10,400 /2/Gensia, Inc.                                                                         39,000
      4,000 /2/Gilead Sciences, Inc.                                                               113,500
      2,100 /2/Guilford Pharmaceuticals, Inc.                                                       34,388
      3,000 /2/Haemonetics Corp.                                                                    64,688
      2,400 /2/Hanger Orthopedic Group, Inc.                                                        47,400
      1,106    Healthplan Services Corporation                                                      10,369
      3,000 /2/Henry Schein, Inc.                                                                  116,063
      2,300 /2/Heska Corp.                                                                          11,356
      1,800 /2/Hologic, Inc.                                                                        24,638
      2,900 /2/Human Genome Sciences, Inc.                                                         100,413
      4,600 /2/ICOS Corp.                                                                           85,100
      2,300 /2/IDEC Pharmaceuticals Corp.                                                           68,713
      4,700 /2/IDEXX Laboratories, Inc.                                                            107,219
      1,200 /2/IDX Systems Corp.                                                                    50,850
      1,400 /2/Igen, Inc.                                                                           41,825
      3,200 /2/Imclone Systems, Inc.                                                                28,400
      3,000 /2/Immune Response Corp.                                                                36,750
      1,000 /2/Impath, Inc.                                                                         30,625
      3,000 /2/Incyte Pharmaceuticals, Inc.                                                         91,500
      2,100 /2/Inhale Therapeutic Systems                                                           55,125
      3,100    Invacare Corp.                                                                       69,750



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Health Care--continued

      3,600 /2/Isis Pharmaceuticals, Inc.                                                      $    34,650
     12,900    Ivax Corp.                                                                          122,550
      3,000    Jones Pharma, Inc.                                                                   96,938
      1,800 /2/KV Pharmaceutical Co., Class B                                                       41,175
      1,000 /2/Kendle International, Inc.                                                           26,250
        330 /2/LTC Healthcare, Inc.                                                                    784
        300    Labone, Inc.                                                                          4,725
      6,300 /2/Laboratory Corporation of America Holdings                                           10,238
      1,450    Life Technologies, Inc.                                                              53,786
      1,300 /2/Lifecore Biomedical, Inc.                                                             9,263
      4,892 /2/Ligand Pharmaceuticals, Inc., Class B                                                53,201
      5,000 /2/Liposome Co., Inc.                                                                   31,250
      2,400 /2/Macrochem Corp.                                                                      18,600
      4,100 /2/Magellan Health Services, Inc.                                                       37,156
      9,280 /2/Mariner Post-Acute Network, Inc.                                                     53,940
      1,700 /2/Marquette Medical Systems, Class A                                                   75,756
      1,900 /2/Maxxim Medical, Inc.                                                                 47,975
     10,300 /2/Medaphis Corp.                                                                       33,475
      1,300 /2/Medical Manager Corp.                                                                32,338
      2,400 /2/Medicis Pharmaceutical Corp., Class A                                               120,300
      3,100 /2/Medimmune, Inc.                                                                     208,475
      3,000 /2/Medquist, Inc.                                                                       80,813
      1,008    Medtronic, Inc.                                                                      65,520
      3,100    Mentor Corp.                                                                         52,700
      6,300 /2/Mid Atlantic Medical Services, Inc.                                                  49,219
      3,700 /2/Millennium Pharmaceuticals, Inc.                                                     67,988
      1,000 /2/MiniMed, Inc.                                                                        55,500
        950 /2/Miravant Medical Technologies                                                        11,875
      1,800 /2/NCS HealthCare, Inc., Class A                                                        31,725
      1,000    National Healthcare Corp.                                                            19,813
      1,600 /2/Neurogen Corp.                                                                       21,800
      3,800 /2/Nexstar Pharmaceuticals, Inc.                                                        33,725
      8,100 /2/NovaCare, Inc.                                                                       33,413
      1,000 /2/Novoste Corp.                                                                        17,500
      1,700 /2/OEC Medical Systems, Inc.                                                            42,500



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Health Care--continued

      1,200 /2/Ocular Sciences, Inc.                                                           $    30,150
      3,932 /2/Organogenesis, Inc.                                                                  61,192
      4,800 /2/Orthodontic Centers of America, Inc.                                                 90,900
      2,675    Owens & Minor, Inc.                                                                  42,466
     10,600 /2/Oxford Health Plans, Inc.                                                           125,213
      9,200 /2/PSS World Medical, Inc.                                                             203,550
      3,200 /2/Parexel International Corp.                                                          70,600
      2,100 /2/Pathogenesis Corp.                                                                   84,000
      2,900 /2/Patterson Dental Co.                                                                119,625
      2,000 /2/Pediatrix Medical Group                                                              93,250
        900 /2/Perclose, Inc.                                                                       21,488
      8,600 /2/Perrigo Co.                                                                          68,263
      9,000 /2/PharMerica, Inc.                                                                     30,375
      2,251 /2/Pharmaceutical Product Development, Inc.                                             60,777
      1,700 /2/Pharmacyclics, Inc.                                                                  27,413
      2,800 /2/PhyMatrix Corp.                                                                      10,500
     10,300 /2/Phycor, Inc.                                                                         74,675
      3,700 /2/Physician Reliance Network, Inc.                                                     41,163
      1,700 /2/Priority HealthCare Corp., Class B                                                   50,150
      2,400 /2/Protein Design Laboratories, Inc.                                                    57,600
      1,100 /2/Province Heathcare Co.                                                               28,738
      2,200 /2/QuadraMed Corp.                                                                      45,100
      4,000 /2/Quest Diagnostic Inc.                                                                66,500
      3,000 /2/Regeneron Pharmaceuticals, Inc.                                                      24,750
      5,275 /2/Renal Care Group, Inc.                                                              153,634
      1,650 /2/Res-Care, Inc                                                                        36,506
      1,000 /2/ResMed, Inc.                                                                         51,000
      3,743 /2/Respironics, Inc.                                                                    57,783
      3,300 /2/Roberts Pharmaceutical Corp.                                                         73,425
      1,400 /2/Sabratek Corp.                                                                       42,000
      2,100 /2/SangStat Medical Corp.                                                               43,575
        700 /2/Schein Pharmaceutical, Inc.                                                           7,438
      5,000 /2/Scios, Inc.                                                                          26,250
      3,500 /2/Sepracor, Inc.                                                                      240,188
      4,100 /2/Sequus Pharmaceuticals, Inc.                                                         73,544
      3,100 /2/Serologicals Corp.                                                                   70,138



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------

               COMMON STOCKS--continued

               Health Care--continued

      3,150 /2/Sierra Health Services, Inc.                                                    $    73,434
      1,300 /2/Sugen, Inc.                                                                          17,225
      7,124 /2/Sun Healthcare Group, Inc.                                                           41,854
      1,900 /2/Sunrise Assisted Living, Inc.                                                        81,819
      2,700 /2/Sunrise Medical, Inc.                                                                31,050
      1,600 /2/SuperGen, Inc.                                                                       12,200
        900 /2/Superior Consultant Holdings Corp.                                                   33,300
      2,300 /2/Synetic, Inc.                                                                        99,188
      2,400 /2/Techne Corp.                                                                         40,200
      3,400 /2/Theragenics Corp.                                                                    68,638
      2,100 /2/Thermedics, Inc.                                                                     22,575
        700 /2/Thermo Bioanalysis Corp.                                                              7,394
      2,400 /2/Thermo Cardiosystems, Inc.                                                           27,900
      2,300 /2/Transitional Systems, Inc.                                                           24,006
      2,200 /2/Transkaryotic Therapies, Inc.                                                        47,025
        900 /2/Trex Medical Corp.                                                                   11,025
      2,600 /2/Triangle Pharmaceuticals, Inc.                                                       30,225
      3,200 /2/U.S. Bioscience, Inc.                                                                25,600
      1,800 /2/United Payors & United Providers, Inc.                                               41,400
        950 /2/United Wisconsin Services, Inc.                                                       8,075
      1,800 /2/VISX, Inc.                                                                           90,225
      7,900 /2/Vencor, Inc.                                                                         36,538
      1,800 /2/Ventana Medical Systems, Inc.                                                        33,300
      7,100 /2/Ventas, Inc.                                                                         81,206
      3,300 /2/Vertex Pharmaceuticals, Inc.                                                         87,038
      2,700 /2/Veterinary Centers of America, Inc.                                                  47,925
      2,100 /2/Vical, Inc.                                                                          27,300
      1,600 /2/ViroPharma, Inc.                                                                     29,000
        800    Vital Signs, Inc.                                                                    12,800
      1,606 /2/Vitalink Pharmacy Services, Inc.                                                     36,132
      4,200 /2/Vivus, Inc.                                                                          11,944
      1,400 /2/Wesley Jessen VisionCare, Inc.                                                       25,025
      1,623    West Co., Inc.                                                                       48,183
      1,100 /2/Xomed Surgical Products, Inc.                                                        49,431



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Health Care--continued

      4,600 /2/Zila, Inc                                                                       $    21,563
      1,400 /2/Zonagen, Inc.                                                                        22,225
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          9,585,663

               -------------------------------------------------------------------------------------------
               Producer Manufacturing--5.5%

      1,900 /2/ACX Technologies, Inc.                                                               27,313
      1,000 /2/AFC Cable Systems, Inc.                                                              24,625
      1,900 /2/Advanced Lighting Technologies, Inc.                                                 15,438
      1,400 /2/Agribrands International, Inc.                                                       41,038
      3,600 /2/Allen Telecom, Inc.                                                                  19,800
      1,200    Allied Products Corp.                                                                10,050
      2,200 /2/Alpine Group, Inc.                                                                   37,125
      4,300    AMETEK, Inc.                                                                         91,106
      1,400 /2/Anacomp, Inc.                                                                        18,550
      3,500 /2/Anixter International, Inc.                                                          54,031
      5,060    Applied Power, Inc., Class A                                                        139,466
      1,000 /2/Astec Industries, Inc.                                                               51,250
     10,700 /2/Aura System, Inc.                                                                    12,372
      1,247 /2/Avondale Industries, Inc.                                                            32,500
      4,313    Baldor Electric Co.                                                                  90,573
      3,400    Belden, Inc.                                                                         49,513
      3,200    Blount International, Inc., Class A                                                  70,200
      1,700    C&D Technologies, Inc.                                                               41,438
      3,950 /2/Cable Design Technologies, Class A                                                   65,175
      2,150    Chart Industries, Inc.                                                               19,753
      1,300 /2/Chase Industries, Inc.                                                               17,225
      1,400 /2/Citation Corp.                                                                       11,113
      1,700    Commercial Intertech Corp.                                                           30,281
      1,800    Commercial Metals Corp.                                                              47,925
      1,600    Commonwealth Industries, Inc.                                                        12,100
     14,200 /2/Corporate Express, Inc.                                                             165,963
      2,100 /2/Cuno, Inc.                                                                           32,025
      1,400    DT Industries, Inc.                                                                  25,200
      4,700 /2/Dal-Tile International, Inc.                                                         42,006
      2,800 /2/Delco-Remy International, Inc.                                                       31,325
      1,100 /2/Detroit Diesel Corp.                                                                 19,456
      1,700 /2/Encore Wire Corp.                                                                    18,913



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Producer Manufacturing--continued

      3,900 /2/Essex International, Inc.                                                       $   113,100
      1,700 /2/Fairchild Corp., Class A                                                             22,950
      6,000    Federal Signal Corp.                                                                144,375
      5,178    Flowserve Corp.                                                                      93,204
        700    Franklin Electronics, Inc.                                                           42,044
      1,850 /2/Gardner Denver, Inc.                                                                 26,594
        800    General Binding Corp.                                                                27,500
      4,850    General Cable Corp.                                                                  95,788
      1,600 /2/Genlyte Group, Inc.                                                                  31,700
        800 /2/Gibraltar Steel Corp.                                                                15,500
      1,200    Gleason Corp.                                                                        24,225
      2,900 /2/Global Industrial Technologies, Inc.                                                 25,194
      1,912    Graco, Inc.                                                                          50,429
        800    Greenbrier Cos., Inc.                                                                12,600
      4,100 /2/Griffon Corp.                                                                        40,231
      3,800 /2/Halter Marine Group, Inc.                                                            32,775
      3,800 /2/Hanover Compressor Co.                                                               95,950
      1,300    Hardinge, Inc.                                                                       26,813
      2,009 /2/Hexcel Corporation                                                                   21,973
      1,350 /2/Holophane Corp.                                                                      28,772
      3,900    IDEX Corp.                                                                          100,913
      2,000 /2/ITEQ, Inc.                                                                            5,375
      6,100    Interface, Inc.                                                                      75,106
      2,400    Intermet Corp.                                                                       39,000
      5,300    JLG Industries, Inc.                                                                 87,781
      2,300    Juno Lighting, Inc.                                                                  54,625
      3,000    Kaman Corp., Class A                                                                 48,750
      4,300    Kaydon Corp.                                                                        151,038
      4,800    Kimball International, Inc., Class B                                                 88,950
      1,900 /2/Knoll Inc.                                                                           51,300
      2,200    Kuhlman Corp.                                                                        58,300
      6,500    Lincoln Electric Holdings                                                           142,594
      1,650    Lindsay Manufacturing Co.                                                            26,813
      2,600 /2/Littelfuse, Inc.                                                                     57,200
      2,100 /2/MICROS Systems, Inc.                                                                 46,331



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Producer Manufacturing--continued

      3,600 /2/Magnetek, Inc.                                                                  $    45,675
      2,250    Manitowoc, Inc.                                                                      78,750
      7,700    Mark IV Industries, Inc.                                                            118,388
      2,000 /2/Maverick Tube Corp.                                                                  14,000
      3,700 /2/Metals USA, Inc.                                                                     36,769
      5,100    Milacron Inc.                                                                        98,813
      5,200 /2/Miller Industries, Inc.                                                              27,300
      2,900    Modine Manufacturing Co.                                                             94,975
      2,300 /2/MotivePower Industries, Inc.                                                         58,506
      4,700 /2/Mueller Industries, Inc.                                                            105,750
        829    NACCO Industries, Inc., Class A                                                      76,268
      2,300 /2/NCI Building System, Inc.                                                            49,738
      1,800    Nordson Corp.                                                                        80,663
      1,200 /2/Nortek, Inc.                                                                         32,475
      2,300 /2/Oak Industries, Inc.                                                                 62,244
      1,300    OmniQuip International, Inc.                                                         17,388
      2,000 /2/Polycom, Inc.                                                                        26,125
      3,200    Precision Castparts Corp.                                                           140,800
      3,600 /2/Presstek, Inc.                                                                       26,550
      3,100    ROHN Industries, Inc.                                                                 8,913
      1,900    RTI International Metals, Inc.                                                       28,263
      3,600 /2/Rayovac Corp.                                                                        73,125
      2,800    Regal Beloit Corp.                                                                   58,975
      1,350    Reliance Steel & Aluminum Co.                                                        41,766
      1,000    Robbins & Myers, Inc.                                                                23,625
      4,100    Roper Industries, Inc.                                                               73,031
        700 /2/Ryerson Tull, Inc., Class A                                                           7,919
      1,950 /2/SLI, Inc.                                                                            32,663
      1,400 /2/SPS Technologies, Inc.                                                               69,300
      1,200    Sauer, Inc., ADR                                                                      8,700
      1,400    Scotsman Industries, Inc.                                                            28,613
      2,400 /2/Scott Technologies, Inc.                                                             33,600
        900 /2/Shaw Group, Inc.                                                                      8,663
        700 /2/Shiloh Industries, Inc.                                                              11,375
        600 /2/Simpson Manufacturing Co., Inc.                                                      19,650
        600 /2/Special Metals Corp.                                                                  6,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Producer Manufacturing--continued

      1,500 /2/Specialty Equipment Cos., Inc.                                                  $    33,750
      1,600    Standex International Corp.                                                          39,500
      4,100    Stewart & Stevenson Services                                                         56,119
      1,600 /2/Stoneridge, Inc.                                                                     23,900
      1,050    Superior Telecom, Inc.                                                               45,150
      1,700    TJ International, Inc.                                                               33,469
      2,600    Tecumseh Products Co., Class A                                                      135,200
      1,200    Tennant Co.                                                                          40,950
      2,300 /2/Terex Corp.                                                                          50,025
      1,300 /2/Thermo Fibertek, Inc.                                                                 7,963
      2,100    Thomas Industries, Inc.                                                              38,063
      2,300    Titan International, Inc.                                                            23,863
      6,100 /2/Tower Automotive, Inc.                                                              135,725
      2,700    Tredegar Industries, Inc.                                                            60,919
      2,040 /2/Triarc Companies, Inc., Class A                                                      31,875
      1,200    Valhi, Inc.                                                                          13,425
      2,600    Valmont Industries, Inc.                                                             40,950
      1,800    Varlen Corp.                                                                         53,775
        660    Virco Manufacturing Corp.                                                            13,035
      3,050    Wabash National Corp.                                                                54,138
      5,700 /2/Walter Industries, Inc.                                                              79,800
     16,600 /2/Wastemasters, Inc.                                                                   11,413
      2,500    Watsco, Inc.                                                                         42,344
      2,100    Watts Industries, Inc., Class A                                                      38,588
      7,615    Wausau-Mosinee Paper Corp.                                                          132,787
      2,200    Westinghouse Air Brake Co.                                                           47,300
      1,900 /2/Wolverine Tube, Inc.                                                                 40,256
      1,100    Woodward Governor Co.                                                                24,200
      2,400 /2/Zebra Technologies Corp., Class A                                                    78,600
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          6,523,081

               -------------------------------------------------------------------------------------------
               Retail Trade--3.7%

        875 /2/99 Cents Only Stores                                                                 40,469
      1,800 /2/American Eagle Outfitters, Inc.                                                      72,900
      3,000 /2/Ames Department Stores, Inc.                                                         55,125
      2,600 /2/Ann Taylor Stores Corp.                                                              75,400
Shares                                                                                               Value
            /1/COMMON STOCKS--continued

               Retail Trade--continued

      3,100 /2/Bally Total Fitness Holding Corp.                                               $    58,513
      1,000    Blair Corp.                                                                          23,188
        800 /2/Brylane, Inc.                                                                        12,900
        900 /2/Buckle, Inc.                                                                         16,313
      2,640    Burlington Coat Factory Warehouse                                                    39,600
        900 /2/CDW Computer Centers, Inc.                                                           67,444
      1,250    CPI Corp.                                                                            28,672
      2,400 /2/CSK Auto Corp.                                                                       62,550
      6,900    Casey's General Stores, Inc.                                                         96,600
      3,270    Cash America International, Inc.                                                     40,875
      2,200    Cato Corp., Class A                                                                  29,288
      3,900 /2/Central Garden & Pet Co.                                                             77,025
     13,200 /2/Charming Shoppes, Inc.                                                               49,500
      1,700 /2/Children's Place Retail Stores, Inc.                                                 17,638
      5,275    Claire's Stores, Inc.                                                                89,345
      1,300 /2/Coldwater Creek, Inc.                                                                16,169
      1,800 /2/Cole National Corp., Class A                                                         37,350
      1,100 /2/Cost Plus, Inc.                                                                      33,000
        300 /2/Delia's, Inc.                                                                         2,513
      1,100 /2/Discount Auto Parts, Inc.                                                            26,538
      1,900 /2/Dominick's Supermarkets, Inc.                                                        92,744
      2,600 /2/Dress Barn, Inc.                                                                     36,725
      2,200 /2/Duane Reade, Inc.                                                                    84,975
      3,300 /2/Eagle Hardware & Garden, Inc.                                                        76,725
      1,700 /2/Elder-Beerman Stores Corp.                                                           19,869
      2,200 /2/Express Scripts, Inc., Class A                                                      214,913
      6,200    Fingerhut Companies, Inc.                                                            52,313
      2,300 /2/Finish Line, Inc., Class A                                                           24,438
        900 /2/Finlay Enterprises, Inc.                                                              6,384
      3,200 /2/Footstar, Inc.                                                                       83,600
      1,100    Freds, Inc.                                                                          14,369
      1,600 /2/Friedmans, Inc., Class A                                                              9,600
      1,100 /2/Gadzooks, Inc.                                                                        9,006
      1,900 /2/Garden Ridge Corp.                                                                   15,438
      3,400 /2/Genesco, Inc.                                                                        20,400
      1,300 /2/Genesis Direct, Inc.                                                                  6,013



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Retail Trade--continued

        420    Genovese Drug Stores, Inc., Class A                                             $     9,293
      2,200    Global DirectMail Corp.                                                              31,350
      2,400 /2/Goody's Family Clothing, Inc.                                                        25,650
      2,300    Great Atlantic & Pacific Tea Co., Inc.                                               54,050
      1,700 /2/Group 1 Automotive, Inc.                                                             29,113
      2,200 /2/Guitar Center, Inc.                                                                  37,675
      2,800    Hancock Fabrics, Inc.                                                                24,325
     15,300 /2/Hanover Direct, Inc.                                                                 42,075
      1,200    Haverty Furniture Cos., Inc.                                                         22,650
      7,800    Heilig-Meyers Co.                                                                    59,963
      3,300 /2/Hollywood Entertainment Corp.                                                        50,325
      5,000 /2/Homebase, Inc.                                                                       33,750
      1,200    Ingles Markets, Inc., Class A                                                        15,000
      2,250 /2/Insight Enterprises, Inc.                                                            65,250
      2,200    Jo-Ann Stores, Inc.                                                                  39,600
      3,375 /2/Just For Feet, Inc.                                                                  57,164
        800 /2/K & G Men's Center, Inc.                                                              6,700
      1,900 /2/Lands' End, Inc.                                                                     32,419
      5,100 /2/Linens 'N Things, Inc.                                                              157,781
      4,000    Longs Drug Stores Corp.                                                             156,250
      2,200 /2/Maxim Group, Inc.                                                                    38,775
      2,737 /2/Mens Wearhouse, Inc.                                                                 66,372
      3,300 /2/Michaels Stores, Inc.                                                                66,000
      4,600 /2/Micro Warehouse, Inc.                                                               100,338
      2,650 /2/Microage, Inc.                                                                       37,763
      4,700 /2/Musicland Stores, Inc.                                                               61,981
      1,600    New England Business Service, Inc.                                                   49,800
      3,300 /2/Nine West Group, Inc.                                                                41,869
      1,800 /2/O'Reilly Automotive, Inc.                                                            70,425
        400 /2/ONSALE, Inc.                                                                          7,450
      2,500 /2/P. J. America, Inc.                                                                  44,375
      2,725 /2/Pacific Sunwear of California                                                        58,928
      1,100 /2/Party City Corp.                                                                     18,700
     15,200 /2/PetSmart, Inc.                                                                      109,250
      2,750 /2/Petco Animal Supplies, Inc.                                                          24,406



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Retail Trade--continued

      1,200 /2/Pomeroy Computer Resources                                                      $    20,175
      2,300    Regis Corp. Minnesota                                                                70,581
      2,000 /2/Renters Choice, Inc.                                                                 49,625
      3,600    Ruddick Corp.                                                                        69,975
      3,400    Shopko Stores, Inc.                                                                 106,463
      1,300    Smart & Final, Inc.                                                                  11,213
     18,800 /2/Southland Corp.                                                                      38,481
      3,800    Spiegel, Inc., Class A                                                               11,638
      4,200 /2/Sports Authority, Inc.                                                               32,025
      3,500 /2/Stage Stores, Inc.                                                                   46,375
      3,700 /2/Stein Mart, Inc.                                                                     29,138
      6,500 /2/Sunglass Hut International, Inc.                                                     30,063
      1,000 /2/Syms Corp.                                                                           10,063
      1,600    Talbots, Inc.                                                                        36,300
      2,000 /2/Trans World Entertainment Corp.                                                      41,250
      1,400 /2/U.S.A. Floral Products, Inc.                                                         12,775
      2,100 /2/United Auto Group, Inc.                                                              28,875
      1,300 /2/Urban Outfitters, Inc.                                                               17,063
      1,600 /2/Value City Department Stores, Inc.                                                   14,700
      1,200 /2/West Marine, Inc.                                                                     8,475
      1,400 /2/Wet Seal, Inc., Class A                                                              29,575
      1,400 /2/Wild Oats Markets, Inc.                                                              34,475
      4,600 /2/Zale Corp.                                                                          108,963
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          4,441,508

               -------------------------------------------------------------------------------------------
               Services--11.5%

      2,100    ABM Industries, Inc.                                                                 58,800
      3,800 /2/ABR Information Services, Inc.                                                       71,725
      3,000 /2/ADVO, Inc.                                                                           76,313
        800 /2/AHL Services, Inc.                                                                   27,000
        800 /2/AMC Entertainment, Inc.                                                              11,600
      2,900 /2/APAC Teleservices, Inc.                                                              18,125
      1,100 /2/Abacus Direct Corp.                                                                  53,625
      2,000    Ackerley Communications, Inc.                                                        40,375
        800 /2/Administaff, Inc.                                                                    26,250
      5,200 /2/Advantica Restaurant Group, Inc.                                                     33,150
      4,785 /2/Allied Waste Industries, Inc.                                                       103,476



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

        600 /2/Ambassadors International, Inc.                                                 $     8,775
      2,050    American Business Products, Inc.                                                     38,053
        900 /2/American Classic Voyages Co.                                                         13,556
      5,600 /2/American Media, Inc.                                                                 27,650
      2,000 /2/American Skiing Co.                                                                  17,875
      1,000 /2/Anchor Gaming                                                                        50,875
        600 /2/AnswerThink Consulting Group, Inc.                                                   11,588
      3,300    Applebee's International, Inc.                                                       67,238
      1,340 /2/Applied Graphics Technologies, Inc.                                                  15,996
      2,925    Applied Industrial Technologies, Inc.                                                38,756
     24,300 /2/Aqua Alliance, Inc.                                                                  54,675
      3,900 /2/Ascent Entertainment Group, Inc.                                                     26,569
      3,737    Avado Brands, Inc.                                                                   29,429
        900 /2/Aviation Sales Co.                                                                   29,925
      6,000 /2/Aztar Corp.                                                                          31,125
      1,350 /2/BARRA, Inc.                                                                          35,606
      1,000 /2/Banner Aerospace, Inc.                                                                7,938
      3,850    Banta Corp.                                                                          95,769
      1,900 /2/Bell & Howell Co.                                                                    50,350
        300 /2/Berlitz International, Inc.                                                           8,813
      2,200 /2/Big Flower Holdings, Inc.                                                            42,900
      4,400 /2/Billing Concepts Corp.                                                               62,150
      5,500    Bob Evans Farms, Inc.                                                               108,281
      1,700 /2/Boise Cascade Office Products Corp.                                                  15,619
      1,700 /2/Borg Warner Security Corp.                                                           25,925
      4,900    Bowne & Co., Inc.                                                                    65,844
      4,700 /2/Boyd Gaming Corp.                                                                    14,100
      6,025 /2/Buffets, Inc.                                                                        65,145
        800    Butler Manufacturing Co.                                                             18,000
      1,400 /2/CD Radio, Inc.                                                                       42,525
      1,500 /2/CDI Corp.                                                                            32,719
      2,350 /2/CEC Entertainment, Inc.                                                              66,388
      1,200 /2/CKS Group, Inc.                                                                      22,800
      2,300 /2/CMG Information Services, Inc.                                                      130,813
        900 /2/CSS Industries, Inc.                                                                 24,188



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

      2,700 /2/Calpine Corp.                                                                   $    60,075
        400    Carbo Ceramics, Inc.                                                                 10,950
      3,100 /2/Caribiner International, Inc.                                                        20,344
      1,000 /2/Carmike Cinemas, Inc., Class A                                                       18,688
      1,100 /2/Carriage Services, Inc.                                                              25,713
        800 /2/Casella Waste Systems, Inc.                                                          23,600
      1,400    Castle (A.M.) & Co.                                                                  26,075
      2,400 /2/Catalina Marketing Corp.                                                            114,450
      6,200 /2/Catalytica, Inc.                                                                    100,750
      1,450    Central Parking Corp.                                                                60,809
      1,300 /2/Championship Auto Racing Teams, Inc.                                                 32,338
      5,700 /2/Checkfree Holdings Corp.                                                             89,597
      2,200 /2/Cheesecake Factory, Inc.                                                             42,075
      5,000 /2/Choice Hotels International, Inc.                                                    62,188
      1,900 /2/ChoicePoint, Inc.                                                                    89,775
      1,000    Churchill Downs, Inc.                                                                36,125
      1,700 /2/Coinmach Laundry Corp.                                                               17,106
      4,100 /2/Comfort Systems USA, Inc.                                                            77,900
      5,100 /2/CommScope, Inc.                                                                      71,081
      2,300 /2/Computer Learning Centers, Inc.                                                      20,556
      1,400 /2/Consolidated Graphics, Inc.                                                          66,413
      2,166 /2/Consolidated Products, Inc.                                                          40,071
      1,200 /2/Copart, Inc.                                                                         26,400
      1,100 /2/Cox Radio, Inc., Class A                                                             41,181
      1,400 /2/Daisytek International Corp.                                                         21,088
      2,100    Dames & Moore Group                                                                  25,200
        700 /2/Data Processing Resources Corp.                                                      16,013
      1,200 /2/Data Transmission Network Corp.                                                      35,700
      1,700 /2/Dave & Buster's, Inc.                                                                31,875
      1,000 /2/Day Runner, Inc.                                                                     20,000
      7,900 /2/DeVRY, Inc.                                                                         173,800
      1,000 /2/Deltek Systems, Inc.                                                                 17,875
      2,400 /2/Dendrite International, Inc.                                                         49,500
      1,100    Dover Downs Entertainment, Inc.                                                      14,988
      1,600 /2/Dycom Industries, Inc.                                                               56,100
      4,000 /2/Eastern Environmental Services                                                      111,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

        400 /2/EduTrek International, Inc., Class A                                            $     2,900
      1,200 /2/Education Management Corp.                                                           44,100
      1,200 /2/Emmis Communications Corp., Class A                                                  39,300
      1,200 /2/@Entertainment, Inc.                                                                  8,100
      2,700 /2/Equity Corp. International                                                           66,994
      9,400 /2/Extended Stay America, Inc.                                                          90,475
        800 /2/FactSet Research Systems                                                             24,000
      1,300    Fair Isaac & Co., Inc.                                                               52,163
      2,650 /2/Family Golf Centers, Inc.                                                            55,816
      5,200    Fisher Scientific International, Inc.                                                94,900
      5,000    Fleming Cos., Inc.                                                                   50,938
      3,600 /2/Florida Panthers Holdings, Inc.                                                      35,100
      4,600 /2/Foodmaker, Inc.                                                                      72,738
      5,300    Foster Wheeler Corp.                                                                 84,138
      3,000 /2/Franklin Covey Co.                                                                   59,250
      2,550    G & K Services, Inc., Class A                                                       116,663
        800 /2/GC Cos., Inc.                                                                        29,900
      2,700    Gaylord Entertainment Co.                                                            71,550
      2,900 /2/Getty Images, Inc.                                                                   35,706
      5,200 /2/Grand Casinos, Inc.                                                                  45,825
      2,475    Granite Construction, Inc.                                                           82,448
        300    Gray Communications                                                                   5,194
        100    Grey Advertising, Inc.                                                               35,500
     19,200 /2/Grey Wolf, Inc.                                                                      22,800
      7,900 /2/Greyhound Lines, Inc.                                                                45,425
      3,100 /2/Group Maintenance America Corp.                                                      40,106
      5,400 /2/Gtech Holdings Corp.                                                                129,600
      1,000 /2/Gulf Island Fabrication, Inc.                                                        14,375
        800 /2/Gulfmark Offshore, Inc.                                                              14,500
      2,900 /2/HA-LO Industries, Inc.                                                               81,925
        900 /2/Hagler Bailly, Inc.                                                                  21,150
      4,100    Handleman Co.                                                                        40,744
      4,100    Harland (John H.) Co.                                                                59,450
        800    Harveys Casino Resorts                                                               20,350
      5,000    Hollinger International, Inc.                                                        65,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

      2,600 /2/Hollywood Park, Inc.                                                            $    24,863
      2,300 /2/Homestead Village, Inc.                                                              14,375
      2,600 /2/Horizon Offshore, Inc.                                                               17,550
      3,800 /2/Host Marriott Services Corp.                                                         39,425
      3,200    Houghton Mifflin Co.                                                                124,800
      2,700    Hughes Supply, Inc.                                                                  71,719
      1,200    Hunt Corp.                                                                           16,650
      6,700    Hussmann International, Inc.                                                        104,269
      1,200 /2/IHOP Corp.                                                                           47,100
      2,275 /2/ITT Educational Services, Inc.                                                       67,539
      4,100 /2/Indus International, Inc.                                                            22,550
      3,600 /2/Industri-Matematik International Corp.                                               16,650
      3,650 /2/InfoUSA, Inc., Class B                                                               18,706
      4,200    Innkeepers USA Trust                                                                 48,300
      2,800 /2/Insituform Technologies, Inc., Class A                                               33,775
      2,300 /2/Integrated Electrical Services                                                       38,956
      6,200 /2/Interim Services, Inc.                                                              131,750
      2,200    International Speedway Corp., Class A                                                67,925
        700 /2/JLK Direct Distribution, Inc., Class A                                                8,094
      2,900 /2/Jacobs Engineering Group, Inc.                                                       94,613
      1,900 /2/Jones Intercable, Inc., Class A                                                      53,319
      1,400 /2/Journal Register Co.                                                                 22,488
      3,000 /2/Labor Ready, Inc.                                                                    54,000
      1,000    Landauer, Inc.                                                                       26,438
      3,400 /2/Landrys Seafood Restaurants, Inc.                                                    28,475
      1,600 /2/Lason Holdings, Inc.                                                                 87,600
        800    Lawson Products, Inc.                                                                18,600
      1,400 /2/Learning Tree International, Inc.                                                    12,600
      5,900    Lee Enterprises, Inc.                                                               160,406
      5,100 /2/Lone Star Steakhouse & Saloon                                                        40,800
      3,100    Luby's Cafeterias, Inc.                                                              46,113
      4,400 /2/Mail-Well, Inc.                                                                      57,475
      2,975    Marcus Corp.                                                                         45,741
      1,650 /2/Mastec, Inc.                                                                         39,291
      1,000 /2/Maximus, Inc.                                                                        29,000
      3,025    McClatchy Co., Class A                                                              102,661



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

      3,100    Media General, Inc., Class A                                                    $   138,725
      1,600 /2/MemberWorks, Inc.                                                                    37,000
      5,627    MeriStar Hospitality Corp.                                                          104,100
      1,900    Merrill Corp.                                                                        31,825
      3,850 /2/Metamor Worldwide, Inc.                                                              98,897
      2,482    Metris Cos., Inc.                                                                    81,596
        900 /2/Metro Networks, Inc.                                                                 32,963
      6,942 /2/Metromedia International Group, Inc.                                                 42,520
      1,350 /2/Metzler Group, Inc.                                                                  56,700
      2,200    Midas, Inc.                                                                          60,913
      3,873 /2/Midway Games, Inc.                                                                   38,008
      4,400 /2/Morrison Knudsen Corp.                                                               43,725
      1,100 /2/NCO Group, Inc.                                                                      34,650
      2,300 /2/NFO Worldwide, Inc.                                                                  21,563
      8,747 /2/NOVA Corp.                                                                          252,570
      1,200 /2/NPC International, Inc.                                                              14,325
      8,860 /2/Newpark Resources, Inc.                                                              83,616
      2,100    Norrell Corp.                                                                        28,481
      3,600 /2/NovaCare Employee Services                                                           20,025
        600 /2/OMNI Energy Services Corp.                                                            4,650
      8,900    Olsten Corp.                                                                         81,769
        800 /2/OmniAmerica, Inc.                                                                    15,900
      1,400 /2/On Assignment, Inc.                                                                  47,600
      1,300 /2/On Command Corp.                                                                     10,725
        700 /2/PEC Israel Economic Corp.                                                            17,369
      2,750 /2/Papa Johns International, Inc.                                                      104,414
      2,400 /2/Paxson Communications Corp.                                                          20,100
      1,100 /2/Pegasus Communications Corp.                                                         18,975
        900 /2/Pegasystems, Inc.                                                                     9,506
        800 /2/Penske Motorsports, Inc.                                                             17,600
      1,650 /2/Performance Food Group Co.                                                           40,013
      4,300 /2/Personnel Group of America, Inc.                                                     66,650
      2,300 /2/Peterson Cos., Inc.                                                                  61,094
      5,800    Phoenix Investment Partners Ltd.                                                     46,763
      1,000 /2/Pierce Leahy Corp.                                                                   24,063



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

        950 /2/Pinkertons, Inc.                                                                $    15,556
      4,800 /2/Planet Hollywood International, Inc., Class A                                        19,200
      2,200 /2/Playboy Enterprises, Inc., Class B                                                   31,625
      8,300 /2/Premier Parks, Inc.                                                                 184,156
      2,400 /2/Prepaid Legal Services, Inc.                                                         57,450
      1,600 /2/Preview Travel, Inc.                                                                 21,700
      6,600 /2/Pride International, Inc.                                                            76,725
        700 /2/Primadonna Resorts, Inc.                                                              5,075
      3,000 /2/Primark Corp.                                                                        81,000
      6,900 /2/Prime Hospitality Corp.                                                              62,963
      1,400 /2/ProBusiness Services, Inc.                                                           51,188
      1,400 /2/Profit Recovery Group International, Inc.                                            42,963
      2,100 /2/Protection One, Inc.                                                                 23,625
      5,700 /2/PsiNet, Inc.                                                                         82,294
      4,300 /2/RCN Corp.                                                                            69,203
      3,100 /2/Rainforest Cafe Inc.                                                                 20,538
      3,700 /2/Red Roof Inns, Inc.                                                                  64,056
        700 /2/RemedyTemp, Inc., Class A                                                            12,775
      6,200    Richfood Holdings, Inc.                                                             110,050
      2,200 /2/Rio Hotel & Casino, Inc.                                                             30,800
      2,500    Rollins, Inc.                                                                        43,125
      4,610 /2/Romac International, Inc.                                                            80,675
      3,900    Ruby Tuesday, Inc.                                                                   65,813
      1,900 /2/Rural / Metro Corp.                                                                  19,950
      5,500 /2/Ryan's Family Steak Houses, Inc.                                                     59,125
      1,800    SEI Investments Co.                                                                 149,175
      3,100 /2/SFX Entertainment, Inc., Class A                                                     98,038
      5,000 /2/SITEL Corp.                                                                          17,188
        400 /2/SM&A Corp.                                                                            5,625
      1,200 /2/SOS Staffing Services, Inc.                                                          10,125
     15,500 /2/Safety-Kleen Corp.                                                                   47,469
      1,750    Sbarro, Inc.                                                                         41,125
      1,700 /2/Scholastic Corp.                                                                     67,044
      1,300 /2/Scientific Games Holdings Corp.                                                      21,531
      8,800    Sensormatic Electronics Corp.                                                        49,500
      1,900 /2/Service Experts, Inc.                                                                57,356



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

      2,600    Servico, Inc.                                                                   $    12,675
      3,800    Shurgard Storage Centers, Inc., Class A                                             102,363
        600 /2/Silverleaf Resorts, Inc.                                                              7,088
      2,525 /2/Sonic Corp.                                                                          47,975
      5,200    Sothebys Holdings, Inc., Class A                                                    112,450
      1,700 /2/Speedway Motorsports, Inc.                                                           35,700
      3,100 /2/Spelling Entertainment Group, Inc.                                                   20,925
      2,100 /2/Staff Leasing, Inc.                                                                  25,988
      2,200 /2/StaffMark, Inc.                                                                      38,638
      1,700    Standard Register                                                                    48,769
      2,800 /2/Station Casinos, Inc.                                                                16,800
        900    Stone & Webster, Inc.                                                                28,688
      3,700    Storage USA, Inc.                                                                   112,619
        900    Strayer Education, Inc.                                                              30,600
      1,400 /2/Suburban Lodges of America, Inc.                                                     11,113
      2,800 /2/Superior Energy Services, Inc.                                                       11,288
      3,000 /2/Superior Services, Inc.                                                              63,000
      5,000 /2/Sylvan Learning Systems, Inc.                                                       154,375
      1,700    TCBY Enterprises, Inc.                                                               12,006
      8,200 /2/TCI Satellite Entertainment, Inc.                                                    13,325
      1,400 /2/TMP Worldwide, Inc.                                                                  42,000
      2,800 /2/TeleTech Holdings, Inc.                                                              27,650
      3,815 /2/Tetra Tech, Inc.                                                                     77,492
      1,400 /2/Tetra Technologies, Inc.                                                             16,888
        900 /2/Thermo Ecotek Corp.                                                                  11,194
      1,100 /2/Travel Services International, Inc.                                                  22,275
        500 /2/Trendwest Resorts, Inc.                                                               5,375
      1,700    URS Corp.                                                                            28,688
      4,600 /2/US Satellite Broadcasting Co. Inc., Class A                                          32,200
      2,600 /2/USCS International, Inc.                                                             77,350
      1,100    Unifirst Corp.                                                                       30,594
      9,200    Unisource Worldwide, Inc.                                                            84,525
        700 /2/United Natural Foods, Inc.                                                           19,513
      4,900 /2/United Stationers, Inc.                                                             129,850
        600    United Television, Inc.                                                              66,150



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

      1,900 /2/VWR Scientific Products Corp.                                                   $    46,194
      3,500 /2/Vail Resorts, Inc.                                                                   93,625
      4,800 /2/Valassis Communications, Inc.                                                       191,400
        200    Value Line, Inc.                                                                      8,200
      5,800 /2/Vanstar Corp.                                                                        64,888
      3,000 /2/Veritas DGC, Inc.                                                                    55,875
      1,100 /2/Vincam Group, Inc.                                                                   17,394
      1,000 /2/Vistana, Inc.                                                                        11,125
      1,050 /2/Volt Information Science, Inc.                                                       25,134
      1,200    Wackenhut Corp., Class A                                                             26,025
      1,300 /2/Wackenhut Corrections Corp.                                                          31,931
      5,700    Wallace Computer Services, Inc.                                                     124,688
        400 /2/Waste Industries, Inc.                                                                9,350
        900 /2/Westaff Inc.                                                                          7,763
      3,000 /2/Westwood One, Inc.                                                                   54,000
      3,300    Wiley (John) & Sons, Inc., Class A                                                  120,656
      1,400 /2/Wilmar Industries, Inc.                                                              34,650
      3,000 /2/World Access, Inc.                                                                   64,125
      5,100 /2/World Color Press, Inc.                                                             154,913
      1,300 /2/Young Broadcasting, Inc., Class A                                                    41,031
      2,000    Zapata Corp.                                                                         15,125
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                         13,740,955

               -------------------------------------------------------------------------------------------
               Technology--13.7%

      1,900 /2/3DFX Interactive, Inc.                                                               23,156
      3,650    AAR Corp.                                                                            84,406
        800 /2/ARIS Corp.                                                                           12,600
      2,000 /2/ATMI, Inc.                                                                           27,500
      1,100 /2/AVT Corp.                                                                            24,063
      1,000 /2/Aavid Thermal Technologies                                                           15,000
      2,400 /2/Actel Corp.                                                                          30,750
      6,320 /2/Acxiom Corp.                                                                        158,790
      2,600 /2/Adtran, Inc.                                                                         65,894
        800 /2/Advanced Energy Industries, Inc.                                                     10,500
        600 /2/Advantage Learning Systems, Inc.                                                     27,600
        700 /2/Advent Software, Inc.                                                                24,325
      1,200 /2/Alliant Techsystems, Inc.                                                            84,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      1,900 /2/Alternative Resources Corp.                                                     $    16,625
      1,300 /2/Alydaar Software Corp.                                                                8,206
      5,600 /2/American Management System, Inc.                                                    171,850
      4,800 /2/Amkor Technology, Inc.                                                               23,400
      2,100 /2/Amphenol Corp., Class A                                                              70,481
        900    Analogic Corp.                                                                       34,425
      2,800    Analysts International Corp.                                                         49,175
      2,600 /2/Anicom, Inc.                                                                         23,238
      3,050 /2/Antec Corp.                                                                          50,706
        700 /2/Apex PC Solutions, Inc.                                                              18,288
      3,000 /2/Applied Micro Circuits Corp.                                                         72,000
      4,397 /2/Artesyn Technologies, Inc.                                                           63,482
        900 /2/Artisan Components, Inc.                                                              6,581
      2,100 /2/Ascend Communications, Inc.                                                         101,325
      1,700 /2/Aspec Technology, Inc.                                                                3,506
      2,200 /2/Aspect Development, Inc.                                                             69,506
      6,700 /2/Aspect Telecommunications Corp.                                                     101,338
      2,800 /2/Aspen Technology, Inc.                                                               39,200
      3,819 /2/Avant! Corp.                                                                         65,162
      2,600    Aviall, Inc.                                                                         28,113
      3,100 /2/Avid Technology, Inc.                                                                80,213
      3,200 /2/Axent Technologies, Inc.                                                             80,400
      3,100 /2/BE Aerospace, Inc.                                                                   66,650
      6,700 /2/BEA Systems, Inc.                                                                   131,278
      1,600 /2/BRC Holdings, Inc.                                                                   29,800
        700 /2/Bacou U.S.A., Inc.                                                                   12,206
      2,779 /2/BancTec, Inc.                                                                        34,390
      1,300 /2/Benchmark Electronics, Inc.                                                          30,631
      3,200 /2/Bisys Group, Inc.                                                                   140,000
      2,200 /2/Black Box Corp.                                                                      73,425
      3,730 /2/Boole & Babbage, Inc.                                                                99,311
      6,874 /2/Brightpoint, Inc.                                                                    84,207
      2,300 /2/Broadvision, Inc.                                                                    34,500
      3,187 /2/Burr Brown Corp.                                                                     59,159



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      4,400 /2/C-Cube Microsystems, Inc.                                                       $    78,650
      1,100 /2/CNET, Inc.                                                                           41,869
      1,200 /2/CDnow, Inc.                                                                           8,775
      4,100 /2/CHS Electronics, Inc.                                                                39,975
      3,300 /2/CSG Systems International, Inc.                                                     179,850
      1,384    CTS Corp.                                                                            41,001
        400 /2/Cable Michigan, Inc.                                                                 14,950
      1,800 /2/California Microwave                                                                 13,838
      4,700 /2/CellNet Data Systems, Inc.                                                           29,963
      4,400 /2/Cellstar Corp.                                                                       30,250
      4,000 /2/Checkpoint System, Inc.                                                              47,500
      8,800 /2/Cirrus Logic, Inc.                                                                   85,525
      2,900 /2/Clarify, Inc.                                                                        39,513
      4,600 /2/Cognex Corp.                                                                         71,300
      3,100 /2/Coherent, Inc.                                                                       36,425
      1,300    Cohu, Inc.                                                                           22,344
        600 /2/Com21, Inc.                                                                           9,000
      1,300 /2/Complete Business Solutions, Inc.                                                    30,875
      2,900 /2/Compucom System, Inc.                                                                14,138
      4,100 /2/Computer Horizons Corp.                                                              94,300
        200 /2/Computer Management Sciences                                                          3,700
      2,200    Computer Task Group, Inc.                                                            67,375
      1,900 /2/Concentric Network Corp.                                                             46,075
      1,700 /2/Concord Communications, Inc.                                                         63,113
      1,700 /2/Cotelligent, Inc.                                                                    32,088
      2,850 /2/Credence Systems Corp.                                                               42,394
        700    Cubic Corp.                                                                          13,475
        700    Curtiss Wright Corp.                                                                 26,600
      2,600 /2/Cylink Corp.                                                                         10,888
      3,800 /2/Cymer, Inc.                                                                          46,550
     11,900 /2/Cypress Semiconductor Corp.                                                         132,388
      1,000 /2/DBT Online, Inc.                                                                     20,250
      3,200 /2/DII Group, Inc.                                                                      47,000
      5,300 /2/DSP Communications, Inc.                                                             52,006
      3,700    Dallas Semiconductor Corp.                                                          136,900
      1,900    Daniel Industries, Inc.                                                              26,363



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      6,600 /2/Data General Corp.                                                              $   112,200
      1,600 /2/DataWorks Corp.                                                                      10,900
      2,000 /2/Datastream Systems, Inc.                                                             20,125
      1,350 /2/Davox Corp.                                                                          10,969
      1,700 /2/DecisionOne Holdings Corp.                                                           10,094
      1,200 /2/Dialogic Corp.                                                                       27,000
      4,700 /2/Diamond Multimedia Systems, Inc.                                                     27,025
        900 /2/Diamond Technology Partners, Class A                                                 11,588
      1,700 /2/Digi International, Inc.                                                             25,500
      6,100 /2/Digtial Microwave Corp.                                                              26,688
      3,000 /2/Dionex Corp.                                                                         79,875
      1,600 /2/Documentum, Inc.                                                                     54,400
      1,900 /2/DoubleClick, Inc.                                                                    62,700
      1,150 /2/Ducommun, Inc.                                                                       18,400
        700 /2/Dupont Photomasks, Inc.                                                              25,375
      1,800 /2/EarthLink Network, Inc.                                                              69,300
      1,700 /2/Echostar Communications Corp., Class A                                               45,900
      1,600 /2/Electro Scientific Industries, Inc.                                                  40,200
      2,600 /2/Electroglas, Inc.                                                                    32,663
      6,900 /2/Electronics for Imaging, Inc.                                                       166,031
        900 /2/Engineering Animation, Inc.                                                          39,431
      2,800 /2/Envoy Corp.                                                                          82,600
      2,200 /2/Esterline Technologies Corp.                                                         44,000
      2,900 /2/Etec Systems, Inc.                                                                   98,238
      1,300 /2/Evans & Sutherland Computer Co.                                                      23,075
        700 /2/Excel Switching Corp.                                                                14,175
      3,600 /2/Excite, Inc.                                                                        138,825
      1,700 /2/Exodus Communications, Inc.                                                          53,975
      1,300 /2/F.Y.I., Inc.                                                                         37,375
      3,000 /2/FSI International, Inc.                                                              19,500
      3,900 /2/Filenet Corp.                                                                        36,075
        300 /2/Forrester Research, Inc.                                                              9,675
      4,500    GenCorp, Inc.                                                                        99,563
      3,800 /2/GenRad, Inc.                                                                         61,750
      4,000 /2/General Magic, Inc.                                                                  23,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      3,700 /2/General Semiconductor, Inc.                                                     $    29,369
      1,100 /2/Genesys Telecommunications Laboratories, Inc.                                        28,875
      2,400 /2/GeoTel Communications Corp.                                                          62,400
      2,600    Gerber Scientific, Inc.                                                              58,825
      8,100 /2/Glenayre Technologies, Inc.                                                          48,600
      1,100 /2/Great Plains Software, Inc.                                                          40,425
      1,300 /2/H.T.E., Inc.                                                                         13,163
      1,800 /2/HADCO Corp.                                                                          56,700
      5,000 /2/HMT Technology Corp.                                                                 43,125
      3,300 /2/HNC Software                                                                        110,963
        525    Hach Co.                                                                              5,316
        525    Hach Co., Class A                                                                     4,725
      4,175 /2/Harbinger Corp.                                                                      27,659
      1,300    Harmon Industries, Inc.                                                              32,988
        800    Heico Corp.                                                                          19,800
      2,400    Helix Technology Corp.                                                               27,450
      1,700    Henry Jack & Associates, Inc.                                                        77,563
      2,600 /2/Hutchinson Technology, Inc.                                                          50,538
      1,400 /2/Hypercom Corp.                                                                       13,300
      3,880 /2/Hyperion Solutions Corp.                                                            116,400
        900 /2/ICON CMT Corp.                                                                       11,363
        700 /2/ISS Group, Inc.                                                                      19,294
      1,900 /2/Inacom Corp.                                                                         36,813
      1,550 /2/Information Management Resources                                                     36,425
      3,900 /2/Information Resources, Inc.                                                          30,956
     20,200 /2/Informix Corp.                                                                      102,894
      3,200 /2/Infoseek Corp.                                                                       94,800
      1,900    Innovex, Inc.                                                                        26,600
      6,800 /2/Inprise Corp.                                                                        33,575
     10,800 /2/Integrated Device Technology, Inc.                                                   74,925
      2,300 /2/Integrated Process Equipment Corp.                                                   20,556
      2,400 /2/Integrated Systems, Inc.                                                             27,000
        600 /2/Intelligroup, Inc.                                                                   10,350
      2,800    Inter-Tel, Inc.                                                                      50,575
      6,300 /2/Interdigital Communications Corp.                                                    31,106
      5,600 /2/Intergraph Corp.                                                                     36,400



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      2,600 /2/International Network Services                                                  $   110,500
      6,800 /2/International Rectifier Corp.                                                        61,200
      1,600 /2/International Telecommunication Data Systems, Inc.                                   38,200
      2,250 /2/Iron Mountain, Inc.                                                                  68,766
      1,600 /2/Itron, Inc.                                                                          12,400
      2,700 /2/JDA Software Group, Inc.                                                             25,650
      2,800 /2/Jabil Circuit, Inc.                                                                 129,675
      1,600 /2/Kellstrom Industries, Inc.                                                           36,000
      5,000 /2/Kemet Corp.                                                                          70,000
      3,600 /2/Kent Electronics Corp.                                                               58,275
      7,000 /2/Komag, Inc.                                                                          39,375
      1,300 /2/Kopin Corp.                                                                          19,825
      1,200 /2/Kroll-O'Gara Co.                                                                     29,550
      1,100 /2/Kronos, Inc.                                                                         39,600
      3,100 /2/Kulicke & Soffa Industries                                                           50,569
        800 /2/L-3 Communications Holdings, Inc.                                                    34,400
      1,900 /2/Ladish Co., Inc.                                                                     16,269
      5,000 /2/Lam Research Corp.                                                                   72,188
      2,900 /2/Lattice Semiconductor Corp.                                                          98,600
      4,900 /2/Legato Systems, Inc.                                                                191,713
      4,675 /2/Level One Communications, Inc.                                                      123,011
      5,000 /2/Lycos, Inc.                                                                         203,125
      2,000 /2/MAPICS, Inc.                                                                         37,750
      2,600 /2/MEMC Electronic Materials                                                            17,875
      1,100 /2/META Group, Inc.                                                                     26,400
      3,900 /2/MMC Networks, Inc.                                                                   40,950
        900 /2/MOOG Inc., Class A                                                                   27,619
      3,000 /2/MRV Communications, Inc.                                                             20,813
      3,300 /2/MTI Technology Corp.                                                                 10,725
      2,400    MTS Systems Corp.                                                                    29,700
      4,400 /2/Macromedia, Inc.                                                                     88,000
        400 /2/Manhattan Associates, Inc.                                                            6,400
      2,600 /2/Manugistics Group, Inc.                                                              37,375
      2,200 /2/Marshall Industries                                                                  63,250
      2,600 /2/Mastech Corp.                                                                        61,100



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      8,100 /2/Mentor Graphics Corp.                                                           $    65,306
      2,000 /2/Mercury Interactive Corp.                                                            83,000
     10,600 /2/Merisel, Inc.                                                                        27,825
      4,700    Methode Electronics, Inc., Class A                                                   72,263
        900 /2/Metro Information Services, Inc.                                                     21,375
      1,700 /2/Metromedia Fiber Network, Inc.                                                       64,388
      5,000 /2/Mettler Toledo International, Inc.                                                  109,375
      1,800 /2/Micrel, Inc.                                                                         59,175
      1,375 /2/Micro Focus Group plc, ADR                                                           26,125
      6,700 /2/Microchip Technology, Inc.                                                          181,319
      1,300 /2/Micromuse, Inc.                                                                      22,181
      4,600 /2/Micron Electronics, Inc.                                                             96,313
      2,000 /2/Mindspring Enterprises, Inc.                                                         79,375
        400 /2/Mobius Management Systems, Inc.                                                       4,650
      1,600 /2/N2K, Inc.                                                                             7,900
      3,700    National Computer Systems, Inc.                                                     103,600
      4,400    National Data Corp.                                                                 149,050
      1,950 /2/National Instruments Corp.                                                           53,381
      1,000 /2/National Processing, Inc.                                                             5,875
      1,400 /2/Natural Microsystems Corp.                                                           12,556
      2,600 /2/NeoMagic Corp.                                                                       43,550
      4,000 /2/Network Appliance, Inc.                                                             219,000
      2,900 /2/Network Equipment Technologies, Inc.                                                 30,813
        600 /2/Network Solutions, Inc.                                                              32,025
        900 /2/New Era of Networks, Inc.                                                            44,325
      4,700    Newport News Shipbuilding, Inc.                                                     123,669
      1,400 /2/Nichols Research Corp.                                                               28,525
      1,200 /2/Norstan, Inc.                                                                        20,550
      4,500 /2/Novellus Systems, Inc.                                                              174,656
      2,200    OEA, Inc.                                                                            24,613
      5,000 /2/Oak Technology, Inc.                                                                 17,813
      1,700 /2/Objective Systems Integrators, Inc.                                                   8,925
      4,000 /2/Omnipoint Corp.                                                                      37,000
      3,000 /2/Open Market, Inc.                                                                    18,375
        300 /2/Optical Cable Corp.                                                                   3,694
      5,700 /2/P-COM, Inc.                                                                          18,169



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      4,000 /2/PMC-Sierra, Inc.                                                                $   179,500
      2,200 /2/PRI Automation, Inc.                                                                 38,088
      9,200 /2/Pairgain Technologies, Inc.                                                          75,613
      1,300    Park Electrochemical Corp.                                                           23,806
      2,100 /2/Paymentech, Inc.                                                                     32,288
      1,300 /2/Pegasus Systems, Inc.                                                                22,588
      1,000 /2/Peregrine Systems, Inc.                                                              34,875
         53 /2/Perkin-Elmer Corp., Warrants                                                            288
      2,800 /2/Photronic, Inc.                                                                      61,075
      5,000 /2/PictureTel Corp.                                                                     36,875
      1,000 /2/Pinnacle Systems, Inc.                                                               34,000
      3,425    Pioneer Standard Electronics, Inc.                                                   30,611
      2,200 /2/Plantronics, Inc.                                                                   125,263
      2,900 /2/Platinum Software Corp.                                                              27,188
      1,900 /2/Plexus Corp.                                                                         47,263
        600 /2/Powerwave Technologies, Inc.                                                          7,238
      3,400 /2/Premisys Communications, Inc.                                                        35,913
        600    Primex Technologies, Inc.                                                            22,050
      2,300 /2/Progress Software Corp.                                                              59,944
        900 /2/Project Software & Development, Inc.                                                 16,313
      1,100 /2/QAD, Inc.                                                                             5,156
      1,000 /2/QRS Corp.                                                                            38,000
      1,100 /2/Qlogic Corp.                                                                        101,613
      1,930 /2/Quantum Corp.                                                                        33,896
      2,600 /2/REMEC, Inc.                                                                          27,300
        600 /2/RWD Technologies, Inc.                                                               11,325
        900 /2/Radiant Systems, Inc.                                                                 6,075
      1,900 /2/Rambus, Inc.                                                                        124,272
     11,352 /2/Rational Software Corp.                                                             254,001
      5,900 /2/Read-Rite Corp.                                                                      63,425
      1,100 /2/RealNetworks, Inc.                                                                   37,056
      3,000 /2/Remedy Corp.                                                                         26,250
      1,820 /2/Renaissance Worldwide, Inc.                                                          17,176
      6,800 /2/S3, Inc.                                                                             21,463
      1,400 /2/SCB Computer Technology, Inc.                                                        10,325



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      1,600 /2/SCM Microsystems, Inc.                                                          $    76,000
      1,700 /2/SDL, Inc.                                                                            37,400
      1,000 /2/SPR, Inc.                                                                            18,000
      1,200 /2/SS&C Technologies, Inc.                                                              13,500
      3,700 /2/Safeguard Scientifics, Inc.                                                          99,206
        800 /2/Sanchez Computer Associates                                                          20,100
      2,600 /2/Sandisk Corp.                                                                        25,025
      1,200    Sandy Spring Bancorp, Inc.                                                           38,550
      1,200 /2/Sapient Corp.                                                                        54,075
      1,700 /2/Sawtek, Inc.                                                                         34,319
      5,000 /2/Security Dynamics Technologies, Inc.                                                 51,250
      1,700 /2/Semtech Corp.                                                                        40,481
        800 /2/Sequa Corp., Class A                                                                 51,200
      5,700 /2/Sequent Computer System, Inc.                                                        56,288
      3,600 /2/Shiva Corp.                                                                          20,363
      4,300 /2/Silicon Valley Group, Inc.                                                           55,094
      1,300 /2/Siliconix, Inc.                                                                      23,400
      2,300 /2/Sipex Corp.                                                                          63,825
      3,300 /2/Smart Modular Technologies, Inc.                                                     69,300
      4,000 /2/Software AG Systems, Inc.                                                            60,000
        700 /2/Special Devices, Inc.                                                                21,350
      1,400 /2/Spectra-Physics Lasers, Inc.                                                         10,456
      1,800 /2/Speedfam International, Inc.                                                         29,025
      1,800 /2/Splash Technology Holdings, Inc.                                                     15,188
      1,700 /2/Sportsline USA, Inc.                                                                 23,906
      4,817 /2/Structural Dynamics Research Corp.                                                   69,244
     10,700 /2/Sybase, Inc.                                                                         63,531
      2,200 /2/Sykes Enterprises, Inc.                                                              43,175
      7,200 /2/Symantec Corp.                                                                      115,200
        700 /2/Syntel, Inc.                                                                          9,800
      4,250    System Software Association                                                          26,031
      4,400 /2/Systems & Computer Technology Corp.                                                  62,700
      2,800 /2/Tava Technologies, Inc.                                                              16,625
      1,900    Technitrol, Inc.                                                                     51,775
      5,300 /2/Technology Solutions Corp.                                                           63,600
      4,500 /2/Tekelec, Inc.                                                                        80,719



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      2,100    Telxon Corp.                                                                    $    43,050
        400 /2/Thermo Optek Corp.                                                                    3,525
        400 /2/Thermoquest Corp.                                                                     4,050
      1,150 /2/Thermotrex Corp.                                                                     15,022
      3,700 /2/Transaction Systems Architects, Inc., Class A                                       133,547
      1,800 /2/TriStar Aerospace Co.                                                                18,450
      3,000 /2/Trimble Navigation Ltd.                                                              24,000
      1,600 /2/Triumph Group, Inc.                                                                  51,800
      4,800 /2/UNOVA, Inc.                                                                          69,300
      5,700 /2/USWeb Corp.                                                                          81,938
      2,800 /2/Ultratech Stepper, Inc.                                                              50,400
      3,200 /2/Unitrode Corp.                                                                       40,200
      5,800 /2/VLSI Technology, Inc.                                                                55,825
      3,400 /2/Vantive Corp.                                                                        24,863
      1,200 /2/Veeco Instruments, Inc.                                                              35,625
        700 /2/Verio, Inc.                                                                           9,713
        400 /2/Verisign, Inc.                                                                       12,275
      2,600 /2/Viasoft, Inc.                                                                        15,925
      2,600 /2/Vicor Corp.                                                                          24,375
      6,800 /2/Vishay Intertechnology, Inc.                                                        102,850
      3,200 /2/Visio Corp.                                                                          85,200
      2,700 /2/Visual Networks, Inc.                                                                76,950
      6,000 /2/Wang Laboratories, Inc.                                                             128,250
      2,100 /2/WavePhore, Inc.                                                                      10,894
      1,800 /2/Westell Technologies, Inc., Class A                                                   6,750
      3,800 /2/Whittman-Hart, Inc.                                                                  75,525
      2,850 /2/Wind River Systems, Inc.                                                            124,866
      2,700 /2/Wyman Gordon Co.                                                                     38,813
      3,000 /2/Xircom, Inc.                                                                         88,500
      4,500 /2/Xylan Corp.                                                                          72,000
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                         16,338,449

               -------------------------------------------------------------------------------------------
               Transportation--1.8%

      2,900    ASA Holdings Ltd.                                                                   104,038
      4,600    Air Express International Corp.                                                      96,600
      7,300 /2/AirTran Holdings, Inc.                                                               20,988



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Transportation--continued

      1,100 /2/Airnet Systems, Inc.                                                            $    15,469
      2,900 /2/Alaska Air Group, Inc.                                                              104,219
      5,200    Alexander and Baldwin, Inc.                                                         105,625
      5,402 /2/America West Holdings Corp., Class B                                                 83,056
      2,800 /2/American Freightways Corp.                                                           23,800
        400 /2/Amtran, Inc.                                                                          8,850
      2,700    Arnold Industries, Inc.                                                              34,425
      1,600 /2/Atlantic Coast Airlines Holdings                                                     38,400
      1,200 /2/Atlas Air, Inc.                                                                      41,400
      5,400    C.H. Robinson Worldwide, Inc.                                                       119,813
      1,700    Circle International Group, Inc.                                                     34,106
      3,100 /2/Coach USA, Inc.                                                                      83,119
      2,800 /2/Consolidated Freightways Corp.                                                       30,275
        900 /2/Covenant Transport, Inc., Class A                                                    13,613
      1,300 /2/Dispatch Management Services Corp.                                                   18,038
      1,100 /2/Eagle USA Airfreight, Inc.                                                           14,094
      3,200    Expeditors International Washington, Inc.                                           108,400
      1,500    Florida East Coast Industries, Inc.                                                  44,906
      3,000 /2/Fritz Companies, Inc.                                                                26,625
      2,245 /2/Heartland Express, Inc.                                                              40,410
      2,900    Hunt (J.B.) Transportation Services, Inc.                                            48,575
      1,800 /2/Hvide Marine, Inc., Class A                                                          13,613
      2,850 /2/Kirby Corp.                                                                          60,384
      2,200 /2/Kitty Hawk, Inc.                                                                     22,000
        800 /2/Knight Transportation, Inc.                                                          14,200
      1,400 /2/Landstar System, Inc.                                                                49,700
      1,200 /2/M.S. Carriers, Inc.                                                                  25,800
      3,300 /2/Mesa Air Group, Inc.                                                                 16,706
      1,550 /2/Mesaba Holdings, Inc.                                                                28,288
      1,900 /2/Midwest Express Holdings, Inc.                                                       60,088
      3,600    Overseas Shipholding Group, Inc.                                                     63,450
      2,600    Pittston BAX Group                                                                   15,113
      2,100    Roadway Express, Inc.                                                                29,006
      2,700    SkyWest, Inc.                                                                        68,850
      3,250 /2/Swift Transportation Co.                                                             71,805
      7,600 /2/Trans World Airlines, Inc.                                                           38,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Transportation--continued

      1,000 /2/US Xpress Enterprises, Inc., Class A                                            $    14,500
      3,450    USFreightways Corp.                                                                  86,466
      3,775    Werner Enterprises, Inc.                                                             67,950
      6,800 /2/Wisconsin Central Transportation Corp.                                              102,850
      3,100 /2/Yellow Corp.                                                                         49,794
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          2,157,407

               -------------------------------------------------------------------------------------------
               Utilities--7.0%

      7,600    AGL Resources, Inc.                                                                 159,125
      2,400 /2/Adelphia Communications Corp., Class A                                               90,300
      1,700 /2/Aerial Communications, Inc.                                                           9,563
      4,700    Aliant Communications, Inc.                                                         132,628
      2,400 /2/American Mobile Satellite Corp.                                                       9,675
     12,290 /2/American Tower Corp.                                                                268,844
      1,000    Aquarion Co.                                                                         32,875
        700    Aquila Gas Pipeline Co.                                                               4,900
      3,700 /2/Associated Group, Inc., Class A                                                     124,875
      3,950    Atmos Energy Corp.                                                                  117,266
      1,800    Bay State Gas Co.                                                                    70,650
      2,900    Black Hills Corp.                                                                    74,856
      1,700    CFW Communications Co.                                                               37,613
      4,200    CMP Group, Inc.                                                                      77,438
         16    CTG Resources, Inc.                                                                     370
      1,600    California Water Service Group                                                       42,200
      2,100 /2/Cellular Communications International, Inc.                                         130,528
      1,400 /2/Cellular Communications of Puerto Rico                                               16,450
      2,005 /2/Centennial Cellular Corp., Class A                                                   69,674
      2,200    Central Hudson Gas & Electric Corp.                                                  89,100
      4,100 /2/Century Communications, Corp., Class A                                               90,713
      1,800    Cilcorp, Inc.                                                                        92,700
        462 /2/Citizens Utilities Co., Class B                                                       4,160
      3,000    Cleco Corp.                                                                         101,438
      1,100    Colonial Gas Co.                                                                     37,744
      2,400    Commonwealth Energy System                                                           89,550
      1,233 /2/Commonwealth Telephone Enterprises, Inc.                                             30,209
      2,800 /2/CommNet Cellular, Inc.                                                               30,800



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Utilities--continued

      1,300    Connecticut Energy Corp.                                                        $    36,400
      1,100    E' Town Corp.                                                                        48,194
      6,200 /2/e.spire Communications, Inc.                                                         74,400
      2,700    Eastern Enterprises                                                                 110,869
      2,700    Eastern Utilities Association                                                        70,031
      7,300 /2/El Paso Electric Co.                                                                 63,875
      1,100 /2/Electric Lightwave, Inc., Class A                                                     8,663
      2,200    Empire Distribution Electric Co.                                                     50,325
      3,400    Energen Corp.                                                                        61,200
      4,900    Equitable Resources, Inc.                                                           136,281
      4,700 /2/General Communication, Inc., Class A                                                 14,100
      4,200    Hawaiian Electric Industries, Inc.                                                  166,425
      6,000 /2/ICG Communications, Inc.                                                            124,125
      2,100 /2/IDT Corp.                                                                            34,913
     10,100 /2/ITC DeltaCom, Inc.                                                                  178,013
      3,600 /2/IXC Communications, Inc.                                                            139,500
      5,000    Idacorp Inc.                                                                        156,250
      3,933    Indiana Energy, Inc.                                                                 88,008
     16,600 /2/Kelley Oil & Gas Corp.                                                               23,863
      2,000 /2/LCC International, Inc., Class A                                                      9,500
      2,300    Laclede Gas Co.                                                                      58,938
      6,925    MDU Resources Group, Inc.                                                           183,945
        400 /2/MGC Communications, Inc.                                                              4,000
      2,100    Madison Gas & Electric Co.                                                           48,563
      3,600 /2/MetroCall, Inc.                                                                      14,400
      4,400    Minnesota Power And Light Co.                                                       184,525
      5,433 /2/NTL, Inc.                                                                           260,444
      1,700    NUI Corp.                                                                            39,844
      6,800    Nevada Power Co.                                                                    171,700
      2,300    New Jersey Resources Corp.                                                           88,406
      1,300    North Carolina Natural Gas Corp.                                                     32,338
      2,000    North Pittsburgh Systems, Inc.                                                       27,000
      3,200    Northwest Natural Gas Co.                                                            89,200
      2,300    Northwestern Corp.                                                                   56,781
      4,100    ONEOK, Inc.                                                                         140,425



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Utilities--continued

      1,800    Orange & Rockland Utilities, Inc.                                               $    98,888
      1,600    Otter Tail Power Co.                                                                 62,000
      2,700 /2/PLD Telekom, Inc.                                                                     5,063
      1,100 /2/Pacific Gateway Exchange, Inc.                                                       31,763
      4,600 /2/PageMart Wireless, Inc., Class A                                                     25,300
      1,300    Pennsylvania Enterprises, Inc.                                                       32,175
      4,700    Peoples Energy Corp.                                                                173,313
      3,100    Philadelphia Suburban Corp.                                                          76,144
      4,000    Piedmont Natural Gas, Inc.                                                          139,000
      2,000 /2/Powertel, Inc.                                                                       29,750
      4,400 /2/Premiere Technologies, Inc.                                                          24,200
      2,800 /2/Primus Telecommunications Group, Inc.                                                30,975
      5,500    Public Service Co. New Mexico                                                       121,344
      2,700    Public Service Co. North Carolina, Inc.                                              59,569
      5,100    Rochester Gas & Electric Corp                                                       148,538
      3,100    SIGCORP, Inc.                                                                       106,369
      8,300 /2/Seagull Energy Corp.                                                                 99,081
      1,932    Semco Energy, Inc.                                                                   32,844
      4,100    Sierra Pacific Resources                                                            149,394
      7,900 /2/SkyTel Communications, Inc.                                                         130,844
      2,300    SmarTalk Teleservices, Inc.                                                          13,369
      1,024    South Jersey Industries, Inc.                                                        26,240
      2,180 /2/Southern Union Co.                                                                   50,549
      4,000    Southwest Gas Corp.                                                                  94,750
      3,200    Southwestern Energy Co.                                                              21,600
      2,800 /2/Star Telecommunications, Inc.                                                        36,750
      1,400    TNP Enterprises, Inc.                                                                47,250
      5,300 /2/Tel-Save Holdings, Inc.                                                              47,534
      1,000 /2/Telegroup, Inc.                                                                       1,688
      1,250 /2/Transaction Network Services, Inc.                                                   34,219
      4,300    UGI Corp.                                                                            98,363
        800 /2/US LEC Corp., Class A                                                                10,450
      3,100 /2/USN Communications, Inc.                                                              1,453
      4,160 /2/UniSource Energy Corp.                                                               64,480
      1,900    United Illuminating Co.                                                              93,100



Shares or
Principal

Amount                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Utilities--continued

      5,200 /2/United International Holdings, Inc., Class A                                    $    67,600
      3,636    United Water Resources, Inc.                                                         70,448
      3,400 /2/Vanguard Cellular Systems, Inc., Class A                                             78,200
      4,900    WICOR, Inc.                                                                         119,438
      3,100    WPS Resources Corp.                                                                 103,075
      5,800    Washington Gas Light Co.                                                            153,338
      7,300    Washington Water Power Co.                                                          137,331
      2,300 /2/West TeleServices Corp.                                                              27,600
      2,800    Western Gas Resources, Inc.                                                          22,925
     10,000 /2/Western Wireless Corp., Class A                                                     202,500
      5,200 /2/WinStar Communications, Inc.                                                        140,400
      1,300    Yankee Energy Systems, Inc.                                                          39,813
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          8,412,705

               -------------------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $95,243,218)                            102,129,845
               -------------------------------------------------------------------------------------------
            /3/SHORT-TERM U.S. GOVERNMENT OBLIGATION0.6%

$   700,000    United States Treasury Bill, 1/7/1999 (identified cost $693,968)                    694,953
               -------------------------------------------------------------------------------------------
            /4/REPURCHASE AGREEMENT21.6%

 25,850,000    Westdeutsche Landesbank Girozentrale, 5.42%, dated 10/30/1998, due

               11/2/1998 (atamortized cost)                                                     25,850,000

               -------------------------------------------------------------------------------------------
            /5/   TOTAL INVESTMENTS (IDENTIFIED COST $121,787,186)                            $128,674,798
               -------------------------------------------------------------------------------------------



1 The fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $17,335,500 at October 31, 1998, which represents 14.5% of net assets. Taking into consideration these open Index futures contracts, the fund's effective total exposure to the Index is 99.9%.

2  Non-income producing security.

3 Represents a security held as collateral which is used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $121,869,358. The net unrealized appreciation of investments on a federal tax basis amounts to $6,805,440 which is comprised of $21,185,981 appreciation and $14,380,541 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($119,595,305) at October 31, 1998.

The following acronyms are used throughout this portfolio:

ADR --American Depositary Receipt
LLC --Limited Liability Corporation
PLC --Public Limited Company
REIT--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements






Statement of Assets and Liabilities

OCTOBER 31, 1998



Assets:

--------------------------------------------------------------------------------------
Investments in repurchase agreements                                                                      $ 25,850,000

--------------------------------------------------------------------------------------
Investments in securities                                                                                  102,824,798

----------------------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $121,787,186 and

tax cost $121,869,358)                                                                                     128,674,798
--------------------------------------------------------------------------------------
Income receivable                                                                                               88,842

--------------------------------------------------------------------------------------
Receivable for investments sold                                                                                  1,770

--------------------------------------------------------------------------------------
Receivable for shares sold                                                                                     586,640

--------------------------------------------------------------------------------------
Receivable for daily variation margin                                                                          553,200

----------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                                                                              129,905,250

----------------------------------------------------------------------------------------------------------------------
Liabilities:

--------------------------------------------------------------------------------------
Payable for investments purchased                                                         $10,039,177

--------------------------------------------------------------------------------------
Payable for shares redeemed                                                                   141,400

--------------------------------------------------------------------------------------
Payable to Bank                                                                               114,045

--------------------------------------------------------------------------------------
Accrued expenses                                                                               15,323

----------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                                                          10,309,945

----------------------------------------------------------------------------------------------------------------------
Net Assets for 9,185,226 shares outstanding                                                               $119,595,305
----------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:

--------------------------------------------------------------------------------------
Paid in capital                                                                                           $105,189,219

--------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                                             6,732,396
--------------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                                           7,588,149
--------------------------------------------------------------------------------------
Undistributed net investment income                                                                             85,541

----------------------------------------------------------------------------------------------------------------------
 TOTAL NET ASSETS                                                                                         $119,595,305

----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

--------------------------------------------------------------------------------------
Institutional Shares:

----------------------------------------------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share

($118,494,076/9,100,518 shares outstanding)                                                               $      13.02
----------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share                                                                             $      13.02
----------------------------------------------------------------------------------------------------------------------
Class C Shares:

----------------------------------------------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share ($1,101,229/84,708 shares outstanding)                       $      13.00
----------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share (99/100 of $13.00)/1/                                                       $      12.87
----------------------------------------------------------------------------------------------------------------------



1  See "Contingent Deferred Sales Charge."

See Notes which are an integral part of the Financial Statements




Statement of Operations

YEAR ENDED OCTOBER 31, 1998





Investment Income:

---------------------------------------------------------------------------------------
Dividends                                                                                                 $  1,613,838

---------------------------------------------------------------------------------------
Interest                                                                                                       583,648

----------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME                                                                                                2,197,486

----------------------------------------------------------------------------------------------------------------------
Expenses:

---------------------------------------------------------------------------------------
Investment advisory fee                                                                    $  676,597
---------------------------------------------------------------------------------------
Custodian fees                                                                                 65,907

---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       38,484
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                       5,190

---------------------------------------------------------------------------------------
Auditing fees                                                                                  15,192

---------------------------------------------------------------------------------------
Legal fees                                                                                      3,055

---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      56,082

---------------------------------------------------------------------------------------
Distribution services fee Class C Shares                                                        2,347
---------------------------------------------------------------------------------------
Shareholder services fee Institutional Shares                                                 337,516

---------------------------------------------------------------------------------------
Shareholder services fee Class C Shares                                                           782
---------------------------------------------------------------------------------------
Share registration costs                                                                       38,859

---------------------------------------------------------------------------------------
Printing and postage                                                                           36,949

---------------------------------------------------------------------------------------
Insurance premiums                                                                              2,983

---------------------------------------------------------------------------------------
Miscellaneous                                                                                  10,053

----------------------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                                                                             1,289,996

----------------------------------------------------------------------------------------------------------------------
Waivers:

---------------------------------------------------------------------------------------
Waiver of shareholder services fee Institutional Shares                                      (175,508)
----------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                 1,114,488

----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                        1,082,998

----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:

---------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                                       7,723,489
---------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments and futures contracts                                 (24,459,690)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and futures contracts                                      (16,736,201)
----------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                                            $(15,653,203)
----------------------------------------------------------------------------------------------------------------------



See Notes which are an integral part of the Financial Statements




Statement of Changes in Net Assets





Year Ended October 31                                                                         1998              1997
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:

-----------------------------------------------------------------------------------
Operations:

-----------------------------------------------------------------------------------
Net investment income                                                                   $   1,082,998      $   1,331,787
-----------------------------------------------------------------------------------
Net realized gain on investments and futures contracts ($7,778,675 and

$(12,354,400), respectively, as computed for federal tax purposes)                          7,723,489         12,898,401
-----------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation on investments

and futures contracts                                                                     (24,459,690)        17,302,166
------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                           (15,653,203)        31,532,354
------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:

-----------------------------------------------------------------------------------
Distributions from net investment income

-----------------------------------------------------------------------------------
 Institutional Shares                                                                      (1,195,686)        (1,249,969)
-----------------------------------------------------------------------------------
 Class C Shares                                                                                  (506)

-----------------------------------------------------------------------------------
Distributions from net realized gains and futures contracts

-----------------------------------------------------------------------------------
 Institutional Shares                                                                     (12,347,168)       (12,838,180)
-----------------------------------------------------------------------------------
 Class C Shares                                                                                (3,988)

------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                        (13,547,348)       (14,088,149)
------------------------------------------------------------------------------------------------------------------------
Share Transactions:

-----------------------------------------------------------------------------------
Proceeds from sale of shares                                                              234,148,863        164,053,525
-----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders

in payment of distributions declared                                                        6,316,298          6,372,039
-----------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (242,139,218)      (182,089,956)
------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                    (1,674,057)       (11,664,392)
------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS                                                                     (30,874,608)         5,779,813
------------------------------------------------------------------------------------------------------------------------
Net Assets:

-----------------------------------------------------------------------------------
Beginning of period                                                                       150,469,913        144,690,100
------------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of

$85,541 and $198,735, respectively)                                                     $ 119,595,305      $ 150,469,913
------------------------------------------------------------------------------------------------------------------------



See Notes which are an integral part of the Financial Statements




Notes to Financial Statements

OCTOBER 31, 1998

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the small capitalization sector of the United States equity market.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

The following reclassifications have been made to the financial statements.




                        Increase/(Decrease)

-----------------------------------------------------------------
Accumulated Net Realized Gain                     Paid in Capital
$(18,783)                                                 $18,783




Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 1998, the Fund had realized losses on future contracts of $1,920,408.

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

 At October 31, 1998, the Fund had outstanding futures contracts as set forth below:





                           Contracts

Expiration                 to Deliver/                      Unrealized
Date                       Receive             Position     (Depreciation)

--------------------------------------------------------------------------
December 1998              91 Russell 2000     Long         $(155,216)
--------------------------------------------------------------------------



Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:





Year Ended October 31                                                                                1998              1997
--------------------------------------------------------------------------------------------------------------------------------
Institutional Shares:

----------------------------------------------------------------------------------------------
Shares sold                                                                                       15,678,221         10,866,696
----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                   425,161            466,620
----------------------------------------------------------------------------------------------
Shares redeemed                                                                                  (16,024,006)       (12,365,954)
--------------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS                                           79,376          1,032,638
--------------------------------------------------------------------------------------------------------------------------------



Period Ended October 31                                                                                1998              1997
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares:

----------------------------------------------------------------------------------------------
Shares sold                                                                                           95,668

----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                       303
----------------------------------------------------------------------------------------------
Shares redeemed                                                                                      (11,263)

--------------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS                                                 84,708
--------------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                        164,084          1,032,638
--------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Management, the Fund's investment adviser (the "Manager"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets. In addition, the Sub-Manager may voluntarily choose to reduce its compensation. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incure distribution expenses according to the following schedule annually, to compensate FSC.





                            Percentage of Average Daily

Share Class Name            Net Assets of Class

-------------------------------------------------------
Class C Shares              0.75%




Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:





-------------------------------------------------------
Purchases                                   $59,310,327

-------------------------------------------------------
Sales                                       $81,309,055

-------------------------------------------------------


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF FEDERATED INDEX TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mini-Cap Fund (a portfolio of Federated Index Trust), as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mini-Cap Fund of Federated Index Trust at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, Massachusetts
December 21, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[LOGO OF FEDERATED INVESTORS]

WORLD-CLASS INVESTMENT MANGER(SM)

Federated
Mini-Cap Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES

DECEMBER 31, 1998

P R O S P E C T U S

[LOGO OF FEDERATED INVESTORS]

Federated Mini-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061
Cusip 31420E304

2062305A (12/98)

Federated is a registered mark          [RECYCLED

of Federated Investors, Inc.              PAPER

1998 (C) Federated Investors, Inc.        LOGO]         DECEMBER 31, 1998




Federated Mini-Cap Fund

A Portfolio of Federated Index Trust

CLASS C SHARES

A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000(R) Index (Index).

The Fund is neither affiliated with nor promoted, sponsored, or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                                           1

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What are the Fund's Fees and Expenses?                                        3
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What are the Fund's Investment Strategies?                                    4
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What are the Principal Securities in Which the Fund Invests?                  4
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What are the Specific Risks of Investing in the Fund?                         4
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What do Shares Cost?                                                          5

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How is the Fund Sold?                                                         6

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How to Purchase Shares                                                        6

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How to Redeem and Exchange Shares                                             8
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Account and Share Information                                                10

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Who Manages the Fund?                                                        11

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Financial Information                                                        12

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

DECEMBER 31, 1998

Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid- range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000(R) Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund invests at least 80% of its assets in small capitalization common stocks comprising the Russell 2000 Index (the "Index").



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

Stock Market Risks

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. Fluctuations in the Fund's portfolio may reflect changes in individual portfolio stocks or general changes in stock valuations and will result in changes in the Fund's share price. The Fund's investment manager (manager) attempts to manage market risk through diversification by limiting the amount the Fund invests in each stock. Other risks of investing in the Fund include risks related to company size, sector risks and liquidity risks.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of the last five years.

     The `y' axis reflects the "% Total Return" beginning with -5% and increasing in increments of 5% up to 30%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended December 31, 1997. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1997 are: 15.29%, -2.84%, 26.34%, 15.31% and 20.26%, respectively.

The total returns shown here are for Institutional Shares which is another class of shares offered by Federated Mini-Cap Fund. Institutional Shares are not offered in this prospectus for the Fund's Class C Shares. The total returns for Institutional Shares are disclosed here because Class C Shares have only been offered since November 10, 1997. These total returns would be substantially similar to the annual returns for Class C Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class C Shares will exceed those of the Institutional Shares.



The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return from January 1, 1998 to September 30, 1998 was (17.14%).

Within the period shown in the chart, the Fund's highest quarterly return was 15.83% (quarter ended June 30, 1997). Its lowest quarterly return was (5.62%) (quarter ended March 31, 1997).

Average Annual Total Return


Calendar Period        Institutional     Russell
                              Shares      2000(R)

1 Year                        20.36%       22.36%
5 Years                       14.45%       16.41%
Life of Fund/1/               15.71%       17.15%


 1    Since inception date of August 11, 1992

 The table shows the Fund's Institutional Shares average annual total returns averaged over a period of years relative to the Russell 2000(R) Index, a broad-based market index, for the calendar periods ending December 31, 1997. Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED MINI-CAP FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class C Shares.


Shareholder Fees

Fees Paid Directly from Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                        None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption                              1.00%
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)                                       None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                          None
Exchange Fee                                                                                                                None

Annual Fund Operating Expenses

Expenses That are Deducted from Fund Assets (as a percentage of average net assets)

Management Fee                                                                                                              0.50%
Distribution (12b-1) Fee                                                                                                    0.75%
Shareholder Service Fee                                                                                                     0.25%
Other Expenses                                                                                                              0.22%
Total Actual Annual Fund Operating Expenses                                                                                 1.72%

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Class C Shares            1 Year      3 Years     5 Years    10 Years

Expenses assuming

 redemption                $275         $542        $933      $2,030
Expenses assuming no
 redemption                $175         $542        $933      $2,030

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing in the stocks of the Index in the same weights as the Index. This is called a "full replication" strategy. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. As of September 30, 1998, the capitalization range of the Index was $222 million to $1.4 billion. As of the same date, the weighted median market capitalization of the Fund was $613 million.



  The Fund purchases Index futures contracts in order to more closely track the performance of the Index, while maintaining cash equivalent positions as necessary for the Fund's operations.



What are the Principal Securities in Which the Fund Invests?

Common Stocks



Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.



Stock Index Futures



Stock Index Futures provide for the future sale by one party and purchase by another party of a specified amount of an Index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.



What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS



The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. This will result in changes in the Fund's share price.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price.

  In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.



SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. The more significant a sector is in the composition of the Index, the more the Fund's performance will be susceptible to any economic, business or other developments which generally affect that sector.



LIQUIDITY RISKS

Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity making it more difficult to sell or buy the securities at a favorable price or time. In response, the fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.



What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price).

  The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The Fund's current NAV and public offering price may be found in the mutual fund section of local newspapers under "Federated" and the appropriate class designation listing.


  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.




                      Minimum Initial/            Maximum Sales Charge
                      Subsequent             Front-End     Contingent Deferred

Shares Offered        Investment Amounts/1/  Sales Charge  Sales Charge/2/
Class C               $1,500/$100            None           1.00%


 1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amount for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 2  See "Sales Charge When You Redeem".



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:
 .  purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount; . that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals that did not receive advanced sales payments; or

 .  if after you purchase Shares you become disabled as defined by the IRS.



In addition, you will not be charged a CDSC:


 . if the Fund redeems your Shares and closes your account for . not meeting the minimum balance requirement;
 . if your redemption is a required retirement plan distribution; . upon the death of the last surviving shareholder(s)

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your shares in the following order:

 .  Shares that are not subject to a CDSC;

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

 . then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Class C Shares each representing interests in a single portfolio of securities.

This prospectus relates only to Class C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800- 341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp. markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.



How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.



THROUGH AN INVESTMENT PROFESSIONAL



 .   Establish an account with the investment professional; and
 .   Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire
Send your wire to:

 State Street Bank and Trust Company



 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE



 Wire Order Number, Dealer Number, or
 Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:



 Federated Shareholder Services Company


 P.O. Box 8600

 Boston, MA 02266-8600



If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company



 1099 Hingham Street
 Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)



Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS



You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.



THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.



DIRECTLY FROM THE FUND



By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail



You may redeem or exchange Shares by mailing a written request to the Fund.



You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:


 Federated Shareholder Services Company


 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:


 Federated Shareholder Services Company



 1099 Hingham Street
 Rockland, MA 02370-3317



All requests must include:



 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all Shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.



Call your investment professional or the Fund if you need special instructions.



Signature Guarantees



Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days;

 .  a redemption is payable to someone other than the shareholder(s) of record;

   or

 . if exchanging (transferring) into another fund with a different shareholder registration.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind



Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:



 .  ensure that the account registrations are identical;

 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.



The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment manager may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM



You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



ADDITIONAL CONDITIONS



Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account And Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.

Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
Fund distributions are expected to be both dividends and capital gains.

Redemptions and exchanges are taxable sales.

 Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Management. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Northern Trust Quantitative Advisors, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Manager and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.



The Manager receives an annual management fee equal to 0.50% of the Fund's average daily net assets. The Manager waives a portion of its fee or reimburses the Fund for certain operating expenses.

The Manager delegates daily management of the Fund assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager develops, maintains and runs the computer program designed to determine which securities are purchased and sold to replicate the composition of the Index. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub- Manager's address is 50 South LaSalle Street, Chicago, IL 60675.

The Sub-Manager is a subsidiary of Northern Trust Corporation and is an investment adviser primarily to corporate defined benefit and defined contribution plans as well as public pension funds and tax-exempt foundations and endowments. These plans have, as of September 30, 1998, placed approximately $31.7 billion in assets with the Sub-Manager. Since 1973, the Sub-Manager has developed and managed a family of equity and bond index funds in which some 368 nationwide non-financial institution clients invest. In total, the Sub-Manager manages 78 commingled/common trust funds. Northern Trust is a bank-holding company and one of the nation's largest trust institutions with subsidiaries located across the United States and in several other countries. As of September 30, 1998, total assets of Northern Trust were $28.1 billion and trust assets under administration were $1.1 trillion.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.



  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Financial Information



FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights_Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 79.


Period Ended October 31                                                                            19981
Net Asset Value, Beginning of Period                                                               $ 16.75

Income from Investment Operations:

Net investment income                                                                                0.004
Net realized and unrealized loss on investments and futures contracts                                (2.25)
 TOTAL FROM INVESTMENT OPERATIONS                                                                    (2.25)
Less Distributions:
Distributions from net investment income                                                             (0.04)
Distributions from net realized gain on investments and futures contracts                            (1.46)
 TOTAL DISTRIBUTIONS                                                                                 (1.50)
Net Asset Value, End of Period                                                                     $ 13.00
Total Return/2/                                                                                     (14.47%)

Ratios to Average Net Assets:

Expenses                                                                                            1.72%/3/
Net investment income                                                                               0.00%/3/

Supplemental Data:

Net assets, end of period (000 omitted)                                                            $ 1,101
Portfolio turnover                                                                                      48%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4  Amount of net investment income per share does not round to $0.01.

See Notes which are an integral part of the Financial Statements

INSERT FINANCIALS FROM 61346

Federated Mini-Cap Fund

A Portfolio of Federated Index Trust



CLASS C SHARES


DECEMBER 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800- 341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-6061

Cusip 31420E601

G01169-01 (12/98)





PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1998




Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------

            /1/COMMON STOCKS--85.4%
               Basic Industry--5.6%

      6,000    AK Steel Holding Corp.                                                          $   103,875
      3,250    AMCOL International Corp.                                                            32,906
      4,900    ASARCO, Inc.                                                                        105,044
      4,900 /2/AgriBioTech, Inc.                                                                    70,131
      8,200 /2/Airgas, Inc.                                                                         94,300
      2,224    Albany International Corp., Class A                                                  40,588
      2,535    Albemarle Corp.                                                                      48,323
        600    Ameron, Inc.                                                                         21,863
      4,100    Aptargroup, Inc.                                                                    109,675
     11,900 /2/Armco, Inc.                                                                          56,525
      3,600    BMC Industries, Inc.                                                                 25,875
        800 /2/BWay Corp.                                                                           13,700
      4,000    Ball Corp.                                                                          168,750
      1,200 /2/Barnett, Inc.                                                                        16,800
     30,200    Battle Mountain Gold Co.                                                            164,213
     17,006 /2/Bethlehem Steel Corp.                                                               153,054
      3,700    Birmingham Steel Corp.                                                               19,194
      2,800    Brady (W.H.) Co.                                                                     64,400
      2,100    Brush Wellman, Inc.                                                                  35,700
      4,800 /2/Building One Services Corp.                                                          59,400
      8,100 /2/Burlington Industries, Inc.                                                          74,925
      4,300 /2/Cadiz, Inc.                                                                          34,938
      2,600    CalMat Co.                                                                           60,938
      4,600    Calgon Carbon Corp.                                                                  32,488
      3,000    Cambrex Corp.                                                                        76,688
      3,300    Caraustar Industries, Inc.                                                           78,375
      1,100 /2/Carbide/Graphite Group, Inc.                                                         13,750
      2,700    Carpenter Technology Corp.                                                           94,669
      1,200    Centex Construction Products, Inc.                                                   40,350
      1,600    Century Aluminium Co.                                                                15,800
      1,100    Chemed Corp.                                                                         34,788
      2,600    Chesapeake Corp.                                                                     91,000
      1,400 /2/Chirex, Inc.                                                                         21,350



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Basic Industry--continued

      1,400    Cleveland Cliffs, Inc.                                                          $    55,563
      8,000 /2/Collins & Aikman Corp.                                                               55,500
      1,600    Columbus McKinnon Corp.                                                              26,400
      3,000 /2/Cone Mills Corp.                                                                     12,000
      4,700    Corn Products International, Inc.                                                   133,950
      1,200    Culp, Inc.                                                                            8,700
      1,900 /2/Dan River, Inc., Class A                                                             16,506
      4,300    Dekalb Genetics Corp., Class B                                                      393,988
      1,600    Deltic Timber Corp.                                                                  39,100
      3,000    Dexter Corp.                                                                         87,750
      5,100    Donaldson Co., Inc.                                                                  92,756
      3,600 /2/Earthshell Corp.                                                                     33,075
      1,800    Elcor Corp.                                                                          52,200
      2,000 /2/Embrace Systems Corp.                                                                   875
      8,200    Ethyl Corp.                                                                          45,100
      4,900    Ferro Corp.                                                                         124,950
      1,800    Florida Rock Industries, Inc.                                                        44,663
      1,900    Foamex International, Inc.                                                           20,781
      1,800    Fuller (H.B.) Co.                                                                    74,025
      2,400    Furon Co.                                                                            38,100
      1,600 /2/Galey & Lord, Inc.                                                                   21,800
      6,800 /2/Gaylord Container Corp.                                                              20,400
      1,200    General Chemical Group, Inc.                                                         21,375
      3,100    Geon Co.                                                                             67,231
      4,100    Georgia Gulf Corp.                                                                   69,956
      4,058 /2/Getchell Gold Corp.                                                                  71,015
      1,200 /2/Giant Cement Holding, Inc.                                                           25,050
      3,300    Glatfelter (P.H.) Co.                                                                40,631
      1,900    Greif Brothers Corp., Class A                                                        60,800
      2,400    Guilford Mills, Inc.                                                                 30,000
      5,800    Hanna (M.A.) Co.                                                                     85,188
      7,200 /2/Hecla Mining Co.                                                                     32,400
      5,300 /2/Imation Corp.                                                                        93,744
      2,000    Imco Recycling, Inc.                                                                 27,625
      6,484    Inland Steel Industries, Inc.                                                       118,333



Shares                                                                                               Value

--
            /1/COMMON STOCKS--continued

               Basic Industry--continued

      2,100 /2/Ionics, Inc.                                                                    $    65,100
      2,300 /2/Ivex Packaging Corp.                                                                 40,681
      1,900    J&L Specialty Steel, Inc.                                                            11,519
      3,800 /2/Kaiser Aluminum Corp.                                                                23,988
     13,100    LTV Corp.                                                                            80,238
      3,300    Lawter International, Inc.                                                           25,163
      1,150    Learonal                                                                             25,372
      2,950    Lilly Industries, Inc., Class A                                                      56,603
      1,300    Lone Star Industries, Inc.                                                           91,569
      3,000 /2/Lone Star Technologies, Inc.                                                         31,875
      6,800    Longview Fibre Co.                                                                   81,600
      2,100 /2/Lydall, Inc.                                                                         21,263
      1,900    MacDermid, Inc.                                                                      69,588
        600 /2/Maxxam, Inc.                                                                         31,763
      1,100 /2/McWhorter Technologies, Inc.                                                         22,413
      3,400    Metal Management, Inc.                                                               11,263
        400    Mine Safety Appliances Co.                                                           28,100
      2,600    Minerals Technologies, Inc.                                                         118,463
      3,669    Mississippi Chemical Corp.                                                           52,971
        200 /2/Mycogen Corp.                                                                         5,588
        200    NCH, Corp.                                                                           13,700
      2,800    NL Industries, Inc.                                                                  39,725
      2,700 /2/NS Group, Inc.                                                                       18,900
      2,800    National Steel Corp., Class B                                                        18,025
      3,150    OM Group, Inc.                                                                      102,769
      1,900 /2/Octel Corp.                                                                          27,431
      2,900    Oregon Steel Mills                                                                   35,525
      4,696 /2/Paxar Corp.                                                                          42,558
      1,000    Penford Corp.                                                                        14,000
      3,600 /2/Polymer Group, Inc.                                                                  31,725
      3,800    Potlatch Corp.                                                                      138,700
        600    Puerto Rican Cement Co., Inc.                                                        25,800
      1,700 /2/Quaker Fabric Corp.                                                                  11,688
      1,900    Quanex Corp.                                                                         32,063
      3,700    Rayonier, Inc.                                                                      144,994
      1,100    Republic Group, Inc.                                                                 16,294



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Basic Industry--continued

      1,400    Roanoke Electric Corp.                                                          $    20,300
      1,550    Rock-Tenn Co.                                                                        17,050
      1,000 /2/Rogers Corp.                                                                         24,063
      1,100    Rouge Industries, Inc., Class A                                                      10,313
      1,300    Schawk, Inc.                                                                         17,956
        700    Schnitzer Steel Industries, Inc., Class A                                            10,850
      4,600    Schulman (A.), Inc.                                                                  91,425
      2,850 /2/Shorewood Packaging Corp.                                                            45,600
      1,600 /2/Silgan Holdings, Inc.                                                                40,000
      3,300    Southern Peru Copper Corp.                                                           39,394
      1,700    Spartech Corp.                                                                       30,600
      1,600    Springs Industries, Inc., Class A                                                    56,600
      4,700 /2/Steel Dynamics, Inc.                                                                 64,038
        900    Stepan Co.                                                                           22,725
      2,400 /2/Stillwater Mining Co.                                                                77,700
      2,900 /2/Syntroleum Corp.                                                                     27,731
      1,100    Tejon Ranch Co.                                                                      25,850
      4,200    Terra Industries, Inc.                                                               31,500
      2,800    Texas Industries, Inc.                                                               82,775
      2,900    Titanium Metals Corp.                                                                30,269
        600    Tremont Corp.                                                                        22,163
      2,000    Universal Forest Products, Inc.                                                      32,250
      2,200 /2/WHX Corp.                                                                            26,125
      4,400    Wellman, Inc.                                                                        55,275
      1,400 /2/Zoltek Cos., Inc.                                                                    21,000
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          6,748,474

               -------------------------------------------------------------------------------------------
               Consumer Durables--3.7%

      5,700 /2/Acclaim Entertainment, Inc.                                                          45,600
      1,900 /2/Action Performance Cos., Inc.                                                        56,763
      2,700 /2/Aftermarket Technology Co.                                                           16,875
      1,737 /2/American Homestar Corp.                                                              28,443
      3,700    Apogee Enterprises, Inc.                                                             38,850
      2,750    Arctic Cat, Inc.                                                                     25,438
      3,000    Arvin Industries, Inc.                                                              118,875
        800 /2/Avatar Holdings, Inc.                                                                14,500



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Consumer Durables--continued

      1,800    Bandag, Inc.                                                                    $    63,675
      2,000    Barnes Group, Inc.                                                                   52,500
      1,700    Bassett Furniture Industries, Inc.                                                   38,675
      2,900    Borg-Warner Automotive, Inc.                                                        135,938
      2,100    Breed Technologies, Inc.                                                             17,719
      3,200    Briggs & Stratton Corp.                                                             150,400
      1,300    Bush Industries, Inc., Class A                                                       21,206
      3,200    CLARCOR, Inc.                                                                        54,000
      1,800 /2/Castle & Cooke, Inc.                                                                 28,125
      2,700    Cavalier Homes, Inc.                                                                 26,156
      5,372 /2/Champion Enterprises, Inc.                                                          106,769
      2,300    Coachmen Industries, Inc.                                                            53,188
      1,200 /2/Coleman Co., Inc.                                                                    11,775
      1,000 /2/Crossmann Communities, Inc.                                                          22,750
      4,654    D. R. Horton, Inc.                                                                   73,882
      2,400 /2/Department 56, Inc.                                                                  74,850
      2,100    Enesco Group, Inc.                                                                   53,288
      1,400    Excel Industries, Inc.                                                               19,863
      2,200    Exide Corp.                                                                          18,975
      6,000 /2/Fairfield Communities, Inc.                                                          58,875
      4,300    Fedders Corp.                                                                        20,963
      1,150 /2/Fossil, Inc.                                                                         21,059
      3,400 /2/GT Interactive Software                                                              23,163
      9,400 /2/Gentex Corp.                                                                        138,063
      2,420    Harman International Industries, Inc.                                                97,859
      2,300 /2/Hayes Lemmerz International, Inc.                                                    61,669
      1,100 /2/ITI Technologies, Inc.                                                               31,763
      4,900    Jostens, Inc.                                                                       110,556
      1,417    K2, Inc.                                                                             15,587
      5,100    Kaufman & Broad Homes Corp.                                                         145,669
      2,000 /2/Keystone Automotive Industries, Inc.                                                 37,375
      7,000    La-Z Boy Chair Co.                                                                  128,625
      2,300    Libbey, Inc.                                                                         71,300
      2,300 /2/Lo-Jack Corp.                                                                        25,300
      2,400    M.D.C. Holdings, Inc.                                                                42,150
        900 /2/Marvel Enterprises, Inc.                                                              5,175



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Consumer Durables--continued

      4,800    Mascotech, Inc.                                                                 $    84,600
      2,100    Matthews International Corp., Class A                                                58,013
        400 /2/Meadowcraft, Inc.                                                                     2,900
        700 /2/Media Arts Group, Inc.                                                                8,925
      1,200    Mikasa, Inc.                                                                         12,675
      1,100 /2/Monaco Coach Corp.                                                                   33,413
      1,200    Movado Group                                                                         22,650
      2,341    Myers Industries, Inc.                                                               56,184
      1,200 /2/NVR, Inc.                                                                            40,800
        900    National Presto Industries, Inc.                                                     34,706
      1,350 /2/National RV Holdings, Inc.                                                           30,544
      2,100 /2/O'Sullivan Industries Holdings, Inc.                                                 22,969
      4,100 /2/Oakley, Inc.                                                                         36,131
      6,100    Oakwood Homes Corp.                                                                  96,075
      1,900    Oneida Ltd.                                                                          27,194
      2,562 /2/Palm Harbor Homes, Inc.                                                              64,691
        233 /2/Panavision, Inc.                                                                      3,713
        800 /2/Parkervision, Inc.                                                                   14,400
        900    Pillowtex Corp.                                                                      29,250
      3,000    Polaris Industries, Inc.                                                            103,125
      3,200    Pulte Corp.                                                                          82,400
      1,300 /2/Recoton Corp.                                                                        28,925
      1,400    Russ Berrie & Co., Inc.                                                              27,650
      1,900    Ryland Group, Inc.                                                                   47,263
      1,700    SPX Corp.                                                                            92,544
      1,931 /2/Samsonite Corp.                                                                       9,836
      2,400 /2/Scotts Co.                                                                           80,100
      2,200    Simpson Industries, Inc.                                                             25,713
      1,000    Skyline Corp.                                                                        31,063
      1,900    Smith (A.O.) Corp.                                                                   38,831
      3,200 /2/Sola International, Inc.                                                             61,400
      1,300    Standard Motor Products, Inc.                                                        28,925
      3,300    Standard Pacific Corp.                                                               31,969
      2,225    Standard Products Co.                                                                34,905
        900    Starrett (L.S.) Co., Class A                                                         32,906



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Consumer Durables--continued

      1,200 /2/Steinway Musical Instruments                                                    $    26,475
      2,600    Sturm Ruger & Co., Inc.                                                              35,913
      2,700    Superior Industries International, Inc.                                              70,706
        950    Thor Industries, Inc.                                                                21,138
      3,100 /2/Toll Brothers, Inc.                                                                  71,881
      1,700    Toro Co.                                                                             37,613
      3,400    Tyler Corp.                                                                          25,925
      1,801 /2/U.S. Home Corp.                                                                      56,957
      1,800    WD 40 Co.                                                                            47,700
      1,900    Webb (Del) Corp.                                                                     44,650
      2,900    Windmere-Durable Holdings                                                            22,294
      1,800    Winnebago Industries, Inc.                                                           19,238
      1,887    Wynns International, Inc.                                                            35,499
      2,200    X-Rite, Inc.                                                                         15,675
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          4,373,281

               -------------------------------------------------------------------------------------------
               Consumer Non-Durables--2.9%

        400 /2/800-JR CIGAR, Inc.                                                                    5,900
      2,300 /2/American Italian Pasta Co., Class A                                                  52,900
      2,400    Authentic Fitness Corp.                                                              33,150
      2,300 /2/Beringer Wine Estates Holdings, Inc., Class B                                       104,363
      1,862    Block Drug, Inc., Class A                                                            67,265
      2,300    Brown Group, Inc.                                                                    36,656
      3,200 /2/Buckeye Technologies, Inc.                                                           64,000
        800 /2/Bush Boake Allen, Inc.                                                               21,400
      2,100 /2/Canandaigua Wine Co., Inc., Class A                                                 105,263
      2,500    ChemFirst, Inc.                                                                      48,438
      4,900    Chiquita Brands International                                                        52,063
      2,300    Church and Dwight, Inc.                                                              70,581
        300    Coca-Cola Bottling Co.                                                               18,075
        800 /2/Columbia Sportswear Co.                                                              14,000
      1,300 /2/Consolidated Cigar Holdings, Inc.                                                    14,950
      4,600    Coors Adolph Co., Class B                                                           230,000
      5,850    Dimon, Inc.                                                                          75,684
      1,800 /2/Donna Karan International, Inc.                                                      13,500
      2,800    Dreyers Grand Ice Cream, Inc.                                                        36,750
      5,700    Earthgrains Co.                                                                     171,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Consumer Non-Durables--continued

        100    Farmer Brothers Co.                                                             $    20,150
      5,200    First Brands Corp.                                                                  196,300
      1,100 /2/French Fragrances, Inc.                                                               7,700
        867 /2/General Cigar Holdings, Inc.                                                          7,695
      1,000 /2/General Cigar Holdings, Inc., Class B                                                 7,500
      2,100 /2/Gibson Greetings, Inc.                                                               21,919
      1,000 /2/Guess ?, Inc.                                                                         3,875
      3,200 /2/Gymboree Corp.                                                                       21,400
      1,800 /2/Hain Food Group, Inc.                                                                36,225
      3,400 /2/Hartmarx Corp.                                                                       17,213
      1,633    Herbalife International, Inc., Class A                                               18,677
      3,800    Herbalife International, Inc., Class B                                               34,200
      2,254    Imperial Holly Corp.                                                                 16,060
      2,200    International Multifoods Corp.                                                       45,788
      2,300    Justin Industries, Inc.                                                              33,350
      2,900    Kellwood Co.                                                                         79,025
      1,000 /2/Kenneth Cole Productions, Inc., Class A                                              16,875
      2,900    Lance, Inc.                                                                          55,463
      1,800    Michael Foods, Inc.                                                                  43,200
      1,000 /2/Mondavi Robert Corp., Class A                                                        33,938
      7,000 /2/NBTY, Inc.                                                                           56,000
      1,974    Natures Sunshine Products, Inc.                                                      31,337
      4,700 /2/Nautica Enterprise, Inc.                                                             97,231
      1,700 /2/North Face, Inc.                                                                     20,294
      1,100 /2/Omega Protein Corp.                                                                   9,763
      1,800    OshKosh B'Gosh, Inc., Class A                                                        37,575
        900    Oxford Industries, Inc.                                                              25,481
      3,000    Phillips Van Heusen Corp.                                                            27,563
        600    Pilgrims Pride Corp.                                                                 13,838
      4,300 /2/Playtex Products, Inc.                                                               56,706
      1,800 /2/Quiksilver, Inc.                                                                     37,238
      4,200 /2/Ralcorp Holdings, Inc.                                                               74,025
      1,000    Riviana Foods, Inc.                                                                  19,594
      4,000    Russell Corp.                                                                        98,250
      1,900    Schweitzer-Mauduit International, Inc.                                               34,556



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Consumer Non-Durables--continued

      4,300 /2/Smithfield Foods, Inc.                                                          $    84,388
      3,400    Smucker (J.M.) Co., Class A                                                          74,800
      2,200    St. John Knits, Inc.                                                                 44,413
      6,200    Stride Rite Corp.                                                                    56,575
      1,900 /2/The Boston Beer Co., Inc., Class A                                                   15,675
      1,900 /2/Thermolase Corp.                                                                     10,450
        700 /2/Timberland Co., Class A                                                              28,000
      2,900 /2/Twinlab Corp.                                                                        64,344
      4,600    Universal Corp.                                                                     171,638
      6,800    Universal Foods Corp.                                                               147,475
      3,300 /2/Vlasic Foods International, Inc.                                                     61,669
      1,200    Weider Nutrition International, Inc.                                                  5,925
      5,700    Wolverine World Wide, Inc.                                                           74,456
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          3,431,750

               -------------------------------------------------------------------------------------------
               Energy Minerals--2.2%

      2,300    Arch Coal, Inc.                                                                      40,969
      1,300 /2/Atwood Oceanics, Inc.                                                                36,563
      4,170 /2/Barrett Resources                                                                    98,256
        900 /2/Belco Oil & Gas Corp.                                                                 5,344
      3,900 /2/Benton Oil & Gas Co.                                                                 19,988
      2,400    Berry Petroleum Co., Class A                                                         31,500
      3,600 /2/Brown Tom, Inc.                                                                      51,750
      3,000    Cabot Oil & Gas Corp., Class A                                                       51,000
        700 /2/Cal Dive International, Inc.                                                         14,963
      7,384    Chesapeake Energy Corp.                                                              14,307
      2,100 /2/Cliffs Drilling Co.                                                                  48,038
      3,200 /2/Comstock Resources, Inc.                                                             15,800
      5,125    Cross Timbers Oil Co.                                                                73,672
      2,900    Devon Energy Corp.                                                                   98,238
        800 /2/Dril-Quip, Inc.                                                                      16,800
     16,800 /2/EEX Corp.                                                                            65,100
      2,000 /2/Forcenergy, Inc.                                                                     11,875
      4,400 /2/Forest Oil Corp.                                                                     44,825
      1,600 /2/Friede Goldman International, Inc.                                                   26,800
      3,700 /2/Frontier Oil Corp.                                                                   21,275
      1,000    Getty Realty Corp.                                                                   14,500



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Energy Minerals--continued

      2,200 /2/HS Resources, Inc.                                                              $    21,725
     17,600 /2/Harken Energy Corp.                                                                  60,500
      6,700    Helmerich & Payne, Inc.                                                             159,544
        800    Holly Corp.                                                                          12,300
      2,100 /2/IRI International Corp.                                                              11,419
      5,200 /2/Input/Output, Inc.                                                                   46,150
      3,300    KCS Energy, Inc.                                                                     16,706
      2,400 /2/Key Energy Group, Inc.                                                               23,850
      2,584 /2/Louis Dreyfus Natural Gas Corp.                                                      37,630
        900    Lufkin Industries, Inc.                                                              18,338
      7,000 /2/Marine Drilling Cos., Inc.                                                           78,313
      4,292 /2/Meridian Resource Corp.                                                              17,973
      2,700    Mitchell Energy & Development, Class A                                               37,631
      4,200 /2/Newfield Exploration Co.                                                            102,113
      2,600 /2/Nuevo Energy Co.                                                                     55,088
      3,000 /2/Oceaneering International, Inc.                                                      43,125
      2,900 /2/Offshore Logistics, Inc.                                                             43,591
      8,200 /2/Parker Drilling Co.                                                                  40,488
      4,100 /2/Patterson Energy Inc.                                                                25,369
        800    Penn Virginia Corp.                                                                  17,300
      2,200 /2/Plains Resources, Inc.                                                               37,400
      4,900    Pogo Producing Co.                                                                   73,500
      2,800 /2/Pool Energy Services Co.                                                             37,363
      4,800    Quaker State Corp.                                                                   67,800
      1,800    RPC Energy Services, Inc.                                                            16,763
      2,800    Range Resources Corp.                                                                15,925
      2,700    Resource America, Inc., Class A                                                      26,663
        900 /2/Rutherford-Moran Oil Corp.                                                            6,750
      1,800 /2/SEACOR SMIT, Inc.                                                                    86,063
     13,600 /2/Santa Fe Energy Resource, Inc.                                                      110,500
      3,000 /2/Seitel, Inc.                                                                         39,750
      4,400    Snyder Oil Corp.                                                                     70,125
      1,400    St. Mary Land & Exploration Co.                                                      29,400
      1,800 /2/Stone Energy Corp.                                                                   57,825
      1,930 /2/Swift Energy Co.                                                                     17,611



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Energy Minerals--continued

      4,200 /2/Tesoro Petroleum Corp.                                                          $    62,213
      1,100 /2/The Houston Exploration Co.                                                          19,525
      4,800 /2/Titan Exploration, Inc.                                                              28,200
      1,500 /2/TransTexas Gas Corp.                                                                  2,344
      2,900 /2/Transmontaigne Inc.                                                                  45,131
      2,700 /2/Trico Marine Services, Inc.                                                          19,238
      6,000 /2/Tuboscope Inc.                                                                       74,250
      1,700 /2/UTI Energy Corp.                                                                     15,194
      4,900    Vintage Petroleum, Inc.                                                              63,700
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          2,693,949

               -------------------------------------------------------------------------------------------
               Finance--19.8%

      1,341    1st Source Corp.                                                                     42,912
      1,100 /2/AMERCO                                                                               25,850
      3,350    Aames Financial Corp.                                                                13,819
      2,000    Aaron Rents, Inc.                                                                    29,500
      1,600 /2/Acceptance Insurance Cos., Inc.                                                      31,400
      3,000    Advanta Corp., Class A                                                               35,813
      1,000    Advest Group, Inc.                                                                   20,750
      2,300 /2/Affiliated Managers Group                                                            51,175
        900    Alabama National Bancorp                                                             24,413
      1,740    Albank Financial Corp.                                                              106,358
        400 /2/Alexander's, Inc.                                                                    29,975
      1,400    Alexandria Real Estate Equities, Inc.                                                37,363
      3,200    Alfa Corp.                                                                           67,100
        300    Allied Group, Inc.                                                                   14,438
      3,825    Amcore Financial, Inc.                                                               91,561
      2,212    AmerUs Life Holdings, Inc., Class A                                                  53,365
      1,300 /2/AmeriTrade Holding Corp., Class A                                                    19,906
      1,047    American Annuity Group, Inc.                                                         24,081
      3,000    American Health Properties, Inc.                                                     66,750
      2,100    American Heritage Life Investments                                                   43,706
      8,000 /2/Americredit Corp.                                                                   107,000
      3,100 /2/Amerin Corp.                                                                         66,263
      1,800    Amli Residential Properties Trust                                                    40,500
        600    Amplicon, Inc.                                                                        9,600
      2,300    Anchor Bancorp Wisconsin, Inc.                                                       49,450



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

        900    Andover Bancorp, Inc.                                                           $    28,125
      2,700    Anthracite Capital, Inc.                                                             15,525
        733    Apartment Investment & Management Co., Series E                                      29,137
      5,100 /2/Arcadia Financial Ltd.                                                               21,356
      1,200    Area Bancshares Corp.                                                                30,450
      2,300    Argonaut Group, Inc.                                                                 58,506
      3,100    Arm Financial Group, Inc., Class A                                                   59,481
      2,300    Associated Estates Realty Corp.                                                      30,331
      3,800 /2/Avis Rent A Car, Inc.                                                                77,425
      2,400 /2/BA Merchant Services, Inc., Class A                                                  39,000
        966    BB&T Corp.                                                                           34,474
        702 /2/BOK Financial Corp.                                                                  33,828
      5,794    BRE Properties, Inc., Class A                                                       139,780
        950    BSB Bancorp, Inc.                                                                    26,600
      1,660    BT Financial Corp.                                                                   46,065
      1,600    Baldwin & Lyons, Inc., Class B                                                       36,750
        400    BancFirst Corp.                                                                      15,150
        900    BancFirst Ohio Corp.                                                                 26,775
      5,920    Bancorpsouth, Inc.                                                                  117,660
      1,556    Bank Granite Corp.                                                                   52,126
      2,600 /2/Bank Plus Corp.                                                                      10,563
      1,700    BankUnited Financial Corp., Class A                                                  15,406
      4,900    BankAtlantic Bancorp, Inc.                                                           41,650
      2,000    Banknorth Group, Inc.                                                                63,750
      2,700    Bay View Capital Corp.                                                               46,575
      3,000    Bedford Property Investors, Inc.                                                     53,625
      2,950    Berkley, W. R. Corp.                                                                 88,961
      4,800    Berkshire Realty Co., Inc.                                                           43,200
      1,700    Blanch, E. W. Holdings, Inc.                                                         66,194
      2,200    Boykin Lodging Co.                                                                   31,350
      3,146    Bradley Real Estate, Inc.                                                            66,066
      4,400    Brandywine Realty Trust                                                              78,650
      1,672    Brenton Banks, Inc.                                                                  28,424
      1,800    Brookline Bancorp, Inc.                                                              23,400
      3,600 /2/Budget Group, Inc., Class A                                                          64,575



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      4,200    Burnham Pacific Properties, Inc.                                                $    55,125
      1,800 /2/CB Richard Ellis Services                                                            35,100
      3,000    CBL & Associates Properties, Inc.                                                    78,188
      2,900    CCA Prison Realty Trust                                                              68,150
      3,300 /2/CCC Information Service Group, Inc.                                                  36,713
      1,100    CFSB Bancorp, Inc.                                                                   27,500
      3,000    CMAC Investment Corp.                                                               125,625
      2,200 /2/CNA Surety Corp.                                                                     30,938
      4,174    CNB Bancshares, Inc.                                                                177,395
      1,700 /2/CORT Business Services Corp.                                                         33,363
      1,200    CVB Financial Corp.                                                                  27,600
      2,400    Cabot Industrial Trust                                                               48,000
      5,833    Camden Property Trust                                                               156,762
      2,800    Capital Automotive REIT                                                              39,550
        400    Capital City Bank Group, Inc.                                                        11,600
        300 /2/Capital Factors Holdings, Inc.                                                        5,213
      2,900    Capital Re Corp.                                                                     53,106
      1,100    Capitol Transamerica Corp.                                                           20,900
      8,050    Capstead Mortgage Corp.                                                              25,156
      2,300    Carolina First Corporation                                                           53,044
      1,000    Cathay Bancorp, Inc.                                                                 31,750
      2,000 /2/Centennial Bancorp                                                                   32,875
      2,300    CenterPoint Properties Corp.                                                         82,225
      2,600    Centertrust Retail Properties, Inc.                                                  28,275
      6,000 /2/Century Business Services, Inc.                                                      83,625
      1,200    Century South Banks, Inc.                                                            32,400
      2,700    Charter Municipal Mortgage Acceptance Co.                                            34,763
      1,100    Chartwell Re Corp.                                                                   27,363
      2,800    Chateau Communities, Inc.                                                            82,250
      2,000    Chelsea GCA Realty, Inc.                                                             68,750
      1,366    Chemical Financial Corp.                                                             56,006
      1,800    Chicago Title Corp.                                                                  75,263
      1,906    Chittenden Corp.                                                                     56,942
      3,200    Citizens Banking Corp.                                                              103,200
        800    Citizens Corp.                                                                       24,200
        900    City Holding Co.                                                                     31,556



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      3,400    Colonial Properties Trust                                                       $    93,500
      1,300 /2/Columbia Banking Systems, Inc.                                                       26,163
      2,958    Commerce Bancorp, Inc.                                                              120,148
      3,400    Commerce Group, Inc.                                                                117,725
      7,510    Commercial Federal Corp.                                                            170,383
      3,900    Commercial Net Lease Realty                                                          57,281
      1,969    Commonwealth Bancorp                                                                 28,058
      1,000    Community Bank System, Inc.                                                          28,000
      6,200    Community First Bankshares, Inc.                                                    123,225
      1,295    Community Trust Bancorp, Inc.                                                        33,346
      1,800    Conning Corp.                                                                        26,550
      1,600 /2/ContiFinancial Corp.                                                                 11,900
      5,700    Cornerstone Realty Income Trust, Inc.                                                61,275
      1,000    Corus Bankshares, Inc.                                                               38,828
      3,300    Cousins Properties, Inc.                                                             94,463
      4,650    Crawford & Co., Class B                                                              73,238
      2,900 /2/Credit Acceptance Corp.                                                              16,313
      1,300 /2/Crescent Operating, Inc.                                                              6,419
      6,300    Criimi Mae, Inc.                                                                      8,663
      3,100    Crown American Realty Trust                                                          24,800
      3,540    Cullen Frost Bankers, Inc.                                                          188,505
      1,100    D & N Financial Corp.                                                                21,175
      1,700    Dain Rauscher Corp.                                                                  57,800
      1,927 /2/Delphi Financial Group, Inc., Class A                                                89,846
        700 /2/Delta Financial Corp.                                                                 3,981
      7,600    Developers Diversified Realty                                                       143,450
      1,700    Dime Community Bancorp, Inc.                                                         40,694
      3,200 /2/Dollar Thrifty Automotive Group                                                      43,400
      4,100    Doral Financial Corp.                                                                71,750
      2,684    Downey Financial Corp.                                                               62,906
        600    Duff & Phelps Credit Rating                                                          28,425
      5,700    Dynex Capital, Inc.                                                                  27,431
      4,800 /2/E*Trade Group, Inc.                                                                  86,400
      2,100    EastGroup Properties, Inc.                                                           40,031
      3,800    Eaton Vance Corp.                                                                    85,025
Shares                                                                                               Value
            /1/COMMON STOCKS--continued

               Finance--continued

      2,000 /2/Electro Rent Corp.                                                              $    19,500
      3,200    Enhance Financial Services Group, Inc.                                               78,600
      1,800    Entertainment Properties Trust                                                       29,925
      4,800    Equity Inns, Inc.                                                                    50,400
      2,703    Equity Residential Properties Trust                                                 113,526
      1,900    Essex Property Trust, Inc.                                                           59,613
      1,700    Everen Capital Corp.                                                                 34,638
      1,100    Evergreen Bancorp, Inc.                                                              30,525
      1,300    Executive Risk, Inc.                                                                 61,750
        840    F & M Bancorp                                                                        27,720
      1,367    F & M Bancorporation, Inc.                                                           40,839
      2,855    F & M National Corp.                                                                 84,758
      4,100    FBL Financial Group, Inc., Class A                                                  104,294
      2,164    FNB Corp.                                                                            59,510
      1,200 /2/FPIC Insurance Group, Inc.                                                           34,950
        900    Farmers Capital Bank Corp.                                                           31,725
        400 /2/Federal Agricultural Mortgage Association, Class C                                   15,200
      5,200    Federal Realty Investment Trust                                                     117,650
      4,378    FelCor Lodging Trust, Inc.                                                          103,157
      2,448    Fidelity National Financial, Inc.                                                    75,276
      1,150 /2/Financial Federal Corp.                                                              26,809
      6,550    First American Financial Corp.                                                      205,097
      1,100    First Charter Corp.                                                                  20,350
        900    First Citizens Bancshares, Inc., Class A                                             80,325
      1,600    First Commerce Bancshares, Inc., Class B                                             47,600
      2,900    First Commmonwealth Financial Corp.                                                  74,856
      2,100    First Federal Capital Corp.                                                          32,025
      3,390    First Financial Bancorp                                                              98,734
      1,106    First Financial Bankshares, Inc.                                                     42,028
        857    First Financial Corp.                                                                36,637
      1,800    First Financial Holdings, Inc.                                                       34,650
      2,900    First Hawaiian, Inc.                                                                115,638
      1,207    First Indiana Corp.                                                                  22,631
      5,000    First Industrial Realty Trust                                                       128,125
      1,400    First Liberty Financial Corp.                                                        27,825
      1,300    First Merchants Corp.                                                                32,175



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      2,204    First Midwest Bancorp, Inc.                                                     $    90,364
      1,200 /2/First Republic Bank                                                                  29,700
      1,400 /2/First Sierra Financial, Inc.                                                         12,688
      4,187    First Source Bancorp, Inc.                                                           36,115
      4,100    First Union Real Estate Equity                                                       23,831
      2,800    First United Bancshares                                                              54,600
      1,540    First Washington Bancorp, Inc.                                                       33,880
      1,403    First Western Bancorp, Inc.                                                          36,127
        700 /2/FirstCity Financial Corp.                                                             9,275
      2,700 /2/FirstFed Financial Corp.                                                             44,213
      3,300    Firstbank Corp.                                                                      79,406
        800    Flagstar Bancorp, Inc.                                                               19,200
      2,300    Foremost Corp. of America                                                            40,969
      1,800    Forest City Enterprises, Inc., Class A                                               38,700
      6,400    Franchise Finance Corp. of America                                                  159,200
      1,300 /2/Franchise Mortgage Acceptance Co. LLC                                                11,375
      1,700    Freedom Securities Corp.                                                             23,163
      3,100 /2/Friedman, Billings, Ramsey Group, Inc., Class A                                      15,888
        900 /2/Frontier Financial Corp.                                                             43,425
      4,253    Frontier Insurance Group, Inc.                                                       69,377
        700    Fund American Enterprises, Inc.                                                      88,725
      1,900    GBC Bancorp                                                                          50,588
      3,300    Gables Residential Trust                                                             86,831
      2,200    Gallagher (Arthur J.) & Co.                                                          93,225
      4,700    General Growth Properties, Inc.                                                     167,144
      4,200    Glenborough Realty Trust, Inc.                                                       90,038
      3,100    Glimcher Realty Trust                                                                50,181
      1,100    Gold Banc Corp., Inc.                                                                16,363
      1,000    Golf Trust of America, Inc.                                                          26,750
      1,800    Grand Premier Financial, Inc.                                                        24,075
      2,300    Great Lakes REIT, Inc.                                                               37,806
      1,200    Greater Bay Bancorp                                                                  38,400
      2,600 /2/Grubb & Ellis Co.                                                                    25,350
      1,200    Guarantee Life Cos., Inc.                                                            23,100
      5,000    HCC Insurance Holdings, Inc.                                                         89,688



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      3,900    HSB Group, Inc.                                                                 $   157,463
      2,300 /2/Hambrecht & Quist Group                                                              44,131
      1,000 /2/Hamilton Bancorp, Inc.                                                               27,500
      1,255    Hancock Holding Co.                                                                  60,240
      1,907    Harbor Florida Bancshares, Inc.                                                      20,858
      1,400    Harleysville Group, Inc.                                                             29,925
        893    Harleysville National Corp.                                                          31,255
      1,100    Harris Financial, Inc.                                                               17,119
      1,100    Haven Bancorp, Inc.                                                                  15,263
      2,600 /2/Headlands Mortgage Co.                                                               39,000
      4,100    Health Care Property Investors, Inc.                                                137,863
      3,300    Health Care REIT, Inc.                                                               74,663
      1,600 /2/HealthCare Financial Partners, Inc.                                                  49,000
      5,299    Healthcare Realty Trust, Inc.                                                       124,195
      1,800 /2/Highlands Insurance Group, Inc.                                                      18,675
      1,600    Hilb Rogal & Hamilton Co.                                                            30,400
      1,600 /2/Home Choice Holdings, Inc.                                                           20,900
      2,100    Home Properties of New York, Inc.                                                    56,438
      1,900    Hooper Holmes, Inc.                                                                  45,244
      1,100    Horizon Bancorp, Inc.                                                                42,075
      4,800    Hospitality Properties Trust                                                        127,200
      3,709    Hubco, Inc.                                                                         100,143
      4,100 /2/IMC Mortgage Co.                                                                      8,200
      3,150    IMPAC Mortgage Holdings, Inc.                                                        12,994
      1,350 /2/INSpire Insurance Solutions, Inc.                                                    33,750
      4,100    IRT Property Co.                                                                     42,025
      4,378 /2/Imperial Bancorp                                                                     60,745
      4,600    Imperial Credit Commercial Mortgage Investment Corp.                                 38,525
      3,954 /2/Imperial Credit Industries, Inc.                                                     26,195
     10,000 /2/Independence Community Bank Corp.                                                   136,875
      1,700    Independent Bank Corp.                                                               26,563
      2,067 /2/Insignia/ESG Holdings, Inc.                                                          26,351
      2,750    InterWest Bancorp, Inc.                                                              73,047
      1,400    International Bancshares Corp.                                                       76,213
      1,750    Interpool, Inc.                                                                      24,719
        400 /2/Investment Technology Group, Inc.                                                    13,100



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

        900    Investors Financial Services Corp.                                              $    48,488
      2,400    Irvine Apartment Communities, Inc.                                                   63,000
      1,600    Irwin Financial Corp.                                                                43,200
      4,050    JDN Realty Corp.                                                                     86,316
      1,800    JP Realty, Inc.                                                                      37,688
      1,100    JSB Financial, Inc.                                                                  58,094
      1,333    Jeffbanks, Inc.                                                                      30,159
      1,800    Jefferies Group, Inc.                                                                54,000
      1,200    Jefferson Savings Bancorp, Inc.                                                      19,350
        800    John Nuveen & Co., Inc., Class A                                                     27,900
        400    Kansas City Life Insurance Co.                                                       33,400
      2,332    KeyCorp                                                                              70,689
      3,700    Kilroy Realty Corp.                                                                  82,094
      3,500    Koger Equity, Inc.                                                                   59,063
      3,400    LNR Property Corp.                                                                   60,350
      3,700    LTC Properties, Inc.                                                                 63,363
      1,600    LaSalle Hotel Properties                                                             18,600
      2,100 /2/LaSalle Partners, Inc.                                                               61,425
      2,000    LandAmerica Financial Group, Inc.                                                   103,875
      2,400    Laser Mortgage Management, Inc.                                                      14,250
        800 /2/Leasing Solutions, Inc.                                                               8,150
      2,200    Lexington Corporate Properties Trust                                                 27,500
      1,448    Liberty Corp.                                                                        60,092
      1,600    Life Re Corp.                                                                       149,300
      2,800    Life USA Holdings, Inc.                                                              34,825
      2,700 /2/Local Financial Corp.                                                                24,469
      2,900 /2/Long Beach Financial Corp.                                                           20,844
      4,369    MAF Bancorp, Inc.                                                                   107,041
      1,800    MGI Properties, Inc.                                                                 52,650
      2,100    MMI Companies, Inc.                                                                  33,731
      3,900    Macerich Co. (The)                                                                  107,494
        800    Mahoning National Bancorp., Inc.                                                     27,600
      1,900    Mainstreet Bankgroup, Inc.                                                           77,663
      2,800    Manufactured Home Communities, Inc.                                                  69,825
        600 /2/Markel Corp.                                                                         89,175



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      1,000    McGrath Rentcorp.                                                               $    20,875
        800    Meadowbrook Insurance Group, Inc.                                                    19,700
      1,400    Medallion Financial Corp.                                                            24,850
      2,878 /2/Medical Assurance, Inc.                                                              77,706
      1,000    Merchants New York Bancorp, Inc.                                                     34,438
      4,100    Meridian Industrial Trust, Inc.                                                      90,200
        255 /2/Merry Land Properties, Inc.                                                           1,051
        400    Michigan Financial Corp.                                                             13,575
      1,033    Mid American Bancorp                                                                 26,471
      2,400    Mid-American Apartment Communities, Inc.                                             58,800
        600    Midland Co.                                                                          14,400
      1,900    Mills Corp.                                                                          41,206
        800    Mississippi Valley Bancshares, Inc.                                                  27,900
      3,662    Morgan Keegan, Inc.                                                                  68,205
      2,000    NAC Re Corp.                                                                         96,875
      1,693    NBT Bancorp, Inc.                                                                    38,304
      2,000    National Bancorp Alaska, Inc.                                                        75,000
        800 /2/National City Bancorporation                                                         21,600
      1,447    National City Bancshares, Inc.                                                       58,784
      1,700    National Golf Properties, Inc.                                                       48,450
      3,100    National Health Investors, Inc.                                                      87,381
      1,755    National Penn Bancshares, Inc.                                                       47,385
        200 /2/National Western Life Insurance Co., Class A                                         23,400
      5,600    Nationwide Health Properties, Inc.                                                  129,150
     11,660    New Plan Excel Realty Trust                                                         265,265
      1,900    Northwest Bancorp, Inc.                                                              22,563
        600    Nymagic, Inc.                                                                        12,600
      1,800    Ocean Financial Corp.                                                                26,100
      2,300    Ocwen Asset Investment Corp.                                                          9,200
      3,663    Old National Bancorp                                                                187,843
      1,200    Omega Financial Corp.                                                                40,500
      2,639    Omega Healthcare Investors                                                           81,809
      4,243    One Valley Bancorp West Virginia, Inc.                                              137,367
      1,433    Oriental Financial Group                                                             45,856
      1,800 /2/PBOC Holdings, Inc.                                                                  17,325
      2,100 /2/PFF Bancorp, Inc.                                                                    30,844



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      2,400    PS Business Parks, Inc.                                                         $    48,300
      1,563    PXRE Corp.                                                                           39,661
      2,300    Pacific Gulf Properties, Inc.                                                        45,569
      1,300    Pan Pacific Retail Properties, Inc.                                                  24,294
      1,100    Park National Corp.                                                                 108,900
      1,400    Parkway Properties, Inc.                                                             39,900
        800 /2/Penn Treaty American Corp.                                                           16,850
      3,400    Penncorp Financial Group, Inc.                                                        5,738
      2,000    Pennsylvania Manufacturers Corp., Class A                                            39,250
      1,600    Pennsylvania Real Estate Investment Trust                                            32,600
      4,700    Peoples Bancorp, Inc.                                                                47,588
        800    Peoples Holding Co.                                                                  27,200
        800 /2/Philadelphia Consolidated Holding Corp.                                              18,700
        600    Pinnacle Banc Group, Inc.                                                            18,000
      2,900    Pioneer Group, Inc.                                                                  41,506
      1,350    Poe & Brown, Inc.                                                                    52,228
      2,200    Premier Bankshares, Inc.                                                             48,400
      5,100    Prentiss Properties Trust                                                           105,188
      3,000    Presidential Life Corp.                                                              54,375
        509    Price Enterprises, Inc.                                                               2,481
      1,200    Prime Bancorp, Inc.                                                                  22,200
        700    Prime Bancshares, Inc.                                                               12,075
        600    Prime Group Realty Trust                                                              9,638
      5,635    Prime Retail, Inc.                                                                   54,589
      3,166    Provident Bankshares Corp.                                                           80,720
      2,372    Queens County Bancorp, Inc.                                                          70,715
      3,000    RFS Hotel Investors, Inc.                                                            39,000
      1,025    RLI Corp.                                                                            33,569
      3,600    Realty Income Corp.                                                                  89,775
      5,200    Reckson Associates Realty Corp.                                                     117,975
      1,700    Redwood Trust, Inc.                                                                  23,375
      1,800    Regency Realty Corp.                                                                 41,513
      3,300    Reinsurance Group of America                                                        181,913
      1,200    Reliance Bancorp, Inc.                                                               29,700
      1,200 /2/Rent-Way, Inc.                                                                       28,350



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      3,100 /2/Rental Service Corp.                                                            $    68,975
      2,770    Republic Bancorp, Inc.                                                               45,705
        700 /2/Republic Bancshares, Inc.                                                            13,650
      1,100    Republic Banking Corp. of Florida                                                    11,000
      5,736    Republic Security Financial Corp.                                                    51,622
      1,896    Resource Bancshares Mortgage Group, Inc.                                             27,966
      3,400    Richmond County Financial Corp.                                                      49,725
      2,600    Riggs National Corp.                                                                 62,725
      1,700 /2/Risk Capital Holdings, Inc.                                                          35,275
      6,325    Rollins Truck Leasing Corp.                                                          73,528
      5,400    Roslyn Bancorp, Inc.                                                                 92,475
      1,850    S & T Bancorp, Inc.                                                                 100,825
      1,700    SCPIE Holdings, Inc.                                                                 53,338
        900    SIS Bancorp, Inc.                                                                    35,775
      3,100    SL Green Realty Corp.                                                                58,706
      2,000    Santa Barbara Bancorp                                                                48,500
      5,200 /2/Security Capital Group, Inc.                                                         82,875
      3,800    Selective Insurance Group, Inc.                                                      69,588
        900    Shoreline Financial Corp.                                                            24,075
      1,275    Signal Corp.                                                                         42,713
      2,600 /2/Silicon Valley Bancshares                                                            53,300
        800    Simmons 1st National Corp., Class A                                                  35,900
      4,693    Sky Financial Group, Inc.                                                           143,137
      2,200    Smith (Charles E.) Residential Realty, Inc.                                          67,375
      1,200 /2/Southern Pacific Funding Corp.                                                           94
      2,700 /2/Southwest Bancorp. of Texas, Inc.                                                    41,344
      1,370    Southwest Securities Group, Inc.                                                     25,345
      1,700    Sovran Self Storage, Inc.                                                            43,563
      5,345    St. Paul Bancorp, Inc.                                                              109,907
      1,800    State Auto Financial Corp.                                                           25,425
      5,900    Staten Island Bancorp, Inc.                                                         107,306
      1,100    Sterling Bancorp                                                                     23,650
      2,900    Sterling Bancshares, Inc.                                                            41,325
        800    Sterling Financial Corp.                                                             34,400
        900    Stewart Information Services Corp.                                                   45,113
      1,900    Storage Trust Realty                                                                 42,631



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

        600    Student Loan Corp.                                                              $    28,125
      2,800    Summit Properties, Inc.                                                              49,350
      2,200    Sun Communities, Inc.                                                                73,563
      4,900    Sunstone Hotel Investors, Inc.                                                       44,406
      3,600 /2/Sunterra Corp.                                                                       34,200
      4,405    Susquehanna Bankshares, Inc.                                                         99,663
      2,000    T R Financial Corp.                                                                  65,500
      5,700    TIG Holdings, Inc.                                                                   79,444
        700    Tanger Factory Outlet Centers, Inc.                                                  15,356
      5,100    Taubman Centers, Inc.                                                                69,806
      1,900    Texas Regional Bancshares, Inc., Class A                                             43,225
      2,100    The Trust Company of New Jersey                                                      52,500
      2,900    Thornburg Mortgage Asset Co.                                                         23,744
      2,200    Tower Realty Trust, Inc.                                                             44,550
      2,100    Town & Country Trust                                                                 31,631
      3,800 /2/Trammell Crow Co.                                                                    82,175
      1,600    Trenwick Group, Inc.                                                                 53,200
      1,800 /2/Triad Guaranty, Inc.                                                                 38,250
      2,800    Triangle Bancorp, Inc.                                                               50,925
      3,000    Trinet Corporate Realty Trust, Inc.                                                  86,250
      3,457    Trustco Bank Corp.                                                                   96,789
      5,000 /2/UICI                                                                                 73,750
      1,952    UMB Financial Corp.                                                                  89,426
      1,500    US Restaurant Properties                                                             36,656
        900    USB Holdings Co., Inc.                                                               16,200
      5,628    UST Corp.                                                                           130,148
      5,900 /2/Unicapital Corp.                                                                     40,931
      5,100    United Bankshares, Inc.                                                             136,425
      3,280    United Companies Financial Corp.                                                     13,940
     13,600    United Dominion Realty Trust, Inc.                                                  151,300
        950    United Fire & Casualty Co.                                                           35,922
      1,310    United National Bancorp                                                              30,130
      3,655 /2/United Rentals, Inc.                                                                 98,228
      1,300    Urban Shopping Centers, Inc.                                                         42,900
      1,800    USBANCORP, Inc.                                                                      33,300



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Finance--continued

      1,800    Vermont Financial Services Corp.                                                $    40,725
      1,650    Vesta Insurance Group, Inc.                                                          13,200
      1,300    WSFS Financial Corp.                                                                 22,263
      2,200    Walden Residential Properties, Inc.                                                  50,738
      4,700    Washington Real Estate Investment Trust                                              83,425
      1,250    Washington Trust Bancorp                                                             27,500
      5,000    Webster Financial Corp. Waterbury                                                   123,438
      2,600    Weeks Corp.                                                                          75,563
      3,600    Weingarten Realty Investors                                                         159,975
      2,200 /2/Wellsford Real Properties, Inc.                                                      18,975
      2,750    Wesbanco, Inc.                                                                       79,406
      1,850    West Coast Bancorp                                                                   33,994
      5,590    WestAmerica Bancorporation                                                          185,868
      1,265    Westcorp, Inc.                                                                        8,697
      2,100    Western Bancorp                                                                      66,150
      2,200    Western Investment Real Estate Trust                                                 28,325
      5,600    Westernbank Puerto Rico                                                              84,350
      4,000    Westfield America, Inc.                                                              68,750
      3,025    Whitney Holding Corp.                                                               111,169
        400 /2/Wilshire Financial Services Group, Inc.                                               1,225
      2,000    Xtra Corp.                                                                           83,750
      1,200    Zenith National Insurance Corp.                                                      30,675
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                         23,682,623

               -------------------------------------------------------------------------------------------
               Health Care--8.0%

      2,766    ADAC Laboratories                                                                    81,943
      4,000 /2/AXYS Pharmaceuticals, Inc.                                                           20,750
      2,650 /2/Access Health, Inc.                                                                  95,069
      2,900 /2/Acuson Corp.                                                                         43,681
      1,100 /2/Advance Paradigm, Inc.                                                               36,300
      4,700 /2/Advanced Tissue Sciences, Inc., Class A                                              14,247
      2,000 /2/Affymetrix, Inc.                                                                     49,000
      4,100 /2/Agouron Pharmaceuticals, Inc.                                                       158,875
      5,900 /2/ALARIS Medical Inc.                                                                  32,819
      1,300 /2/Algos Pharmaceutical Corp.                                                           33,313
      2,600 /2/Alkermes, Inc.                                                                       50,700
      2,200    Alpharma, Inc., Class A                                                              60,913



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Health Care--continued

      2,100 /2/Alternative Living Services, Inc.                                               $    54,863
      2,000 /2/AmeriPath, Inc.                                                                      26,000
      2,800 /2/AmeriSource Health Corp., Class A                                                   146,825
      1,450 /2/American HomePatient, Inc.                                                            3,716
      1,050    American Medical Security Group, Inc.                                                 9,188
      3,600 /2/American Oncology Resources, Inc.                                                    47,925
      2,200 /2/American Retirement Corp.                                                            33,550
        900 /2/Andrx Corp.                                                                          35,100
      5,400 /2/Apria Healthcare Group, Inc.                                                         21,938
      1,900    Arrow International, Inc.                                                            52,725
      2,000 /2/Assisted Living Concepts, Inc.                                                       27,000
      1,700 /2/Aviron                                                                               32,300
      4,000    Ballard Medical Products                                                             85,000
      1,175 /2/Barr Laboratories, Inc.                                                              40,170
      2,166    Bindley Western Industries, Inc.                                                     78,518
      1,350 /2/Bio Rad Laboratories, Inc., Class A                                                  29,784
      6,300 /2/Bio-Technology General Corp.                                                         46,069
        900 /2/Biomatrix, Inc.                                                                      42,300
      1,300 /2/Boron, LePore & Associates, Inc.                                                     35,100
      1,200 /2/Brookdale Living Communities                                                         21,900
      2,000 /2/CONMED Corp.                                                                         53,000
      1,400 /2/Capital Senior Living Corp.                                                          16,450
      1,300 /2/CareMatrix Corp.                                                                     32,013
      2,900    Carter Wallace, Inc.                                                                 51,475
      3,100 /2/Cell Genesys, Inc.                                                                   10,656
      1,600 /2/Centennial Healthcare Corp.                                                          23,350
      3,600 /2/Cephalon, Inc.                                                                       27,000
      3,400 /2/Cerner Corp.                                                                         76,075
      1,200 /2/Chattem, Inc.                                                                        33,300
        800 /2/Closure Medical Corp.                                                                21,100
      3,100 /2/Columbia Laboratories, Inc.                                                          10,075
      6,128 /2/Concentra Managed Care, Inc.                                                         62,812
      2,000 /2/Cooper Companies, Inc.                                                               47,500
      3,200 /2/Cor Therapeutics, Inc.                                                               38,600
      1,800 /2/Coulter Pharmaceutical, Inc.                                                         50,850



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Health Care--continued

      7,700 /2/Covance, Inc.                                                                   $   214,638
      7,700 /2/Coventry Health Care, Inc.                                                           74,594
      1,700 /2/Curative Health Services, Inc.                                                       46,325
      2,100 /2/Cytyc Corp.                                                                          35,175
      1,200 /2/DVI, Inc.                                                                            18,750
      1,800 /2/Datascope Corp.                                                                      40,613
      1,400    Diagnostic Products Corp.                                                            31,588
      6,100 /2/Dura Pharmaceuticals, Inc.                                                           73,581
      1,300 /2/Entremed, Inc.                                                                       33,963
      2,826 /2/Enzo Biochem, Inc.                                                                   29,673
      1,400 /2/First Consulting Group, Inc.                                                         23,013
      2,300 /2/Fuisz Technologies Ltd.                                                              20,988
      1,800 /2/Geltex Pharmaceuticals, Inc.                                                         45,000
      4,700 /2/Genesis Health Ventures, Inc.                                                        63,450
     10,400 /2/Gensia, Inc.                                                                         39,000
      4,000 /2/Gilead Sciences, Inc.                                                               113,500
      2,100 /2/Guilford Pharmaceuticals, Inc.                                                       34,388
      3,000 /2/Haemonetics Corp.                                                                    64,688
      2,400 /2/Hanger Orthopedic Group, Inc.                                                        47,400
      1,106    Healthplan Services Corporation                                                      10,369
      3,000 /2/Henry Schein, Inc.                                                                  116,063
      2,300 /2/Heska Corp.                                                                          11,356
      1,800 /2/Hologic, Inc.                                                                        24,638
      2,900 /2/Human Genome Sciences, Inc.                                                         100,413
      4,600 /2/ICOS Corp.                                                                           85,100
      2,300 /2/IDEC Pharmaceuticals Corp.                                                           68,713
      4,700 /2/IDEXX Laboratories, Inc.                                                            107,219
      1,200 /2/IDX Systems Corp.                                                                    50,850
      1,400 /2/Igen, Inc.                                                                           41,825
      3,200 /2/Imclone Systems, Inc.                                                                28,400
      3,000 /2/Immune Response Corp.                                                                36,750
      1,000 /2/Impath, Inc.                                                                         30,625
      3,000 /2/Incyte Pharmaceuticals, Inc.                                                         91,500
      2,100 /2/Inhale Therapeutic Systems                                                           55,125
      3,100    Invacare Corp.                                                                       69,750



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Health Care--continued

      3,600 /2/Isis Pharmaceuticals, Inc.                                                      $    34,650
     12,900    Ivax Corp.                                                                          122,550
      3,000    Jones Pharma, Inc.                                                                   96,938
      1,800 /2/KV Pharmaceutical Co., Class B                                                       41,175
      1,000 /2/Kendle International, Inc.                                                           26,250
        330 /2/LTC Healthcare, Inc.                                                                    784
        300    Labone, Inc.                                                                          4,725
      6,300 /2/Laboratory Corporation of America Holdings                                           10,238
      1,450    Life Technologies, Inc.                                                              53,786
      1,300 /2/Lifecore Biomedical, Inc.                                                             9,263
      4,892 /2/Ligand Pharmaceuticals, Inc., Class B                                                53,201
      5,000 /2/Liposome Co., Inc.                                                                   31,250
      2,400 /2/Macrochem Corp.                                                                      18,600
      4,100 /2/Magellan Health Services, Inc.                                                       37,156
      9,280 /2/Mariner Post-Acute Network, Inc.                                                     53,940
      1,700 /2/Marquette Medical Systems, Class A                                                   75,756
      1,900 /2/Maxxim Medical, Inc.                                                                 47,975
     10,300 /2/Medaphis Corp.                                                                       33,475
      1,300 /2/Medical Manager Corp.                                                                32,338
      2,400 /2/Medicis Pharmaceutical Corp., Class A                                               120,300
      3,100 /2/Medimmune, Inc.                                                                     208,475
      3,000 /2/Medquist, Inc.                                                                       80,813
      1,008    Medtronic, Inc.                                                                      65,520
      3,100    Mentor Corp.                                                                         52,700
      6,300 /2/Mid Atlantic Medical Services, Inc.                                                  49,219
      3,700 /2/Millennium Pharmaceuticals, Inc.                                                     67,988
      1,000 /2/MiniMed, Inc.                                                                        55,500
        950 /2/Miravant Medical Technologies                                                        11,875
      1,800 /2/NCS HealthCare, Inc., Class A                                                        31,725
      1,000    National Healthcare Corp.                                                            19,813
      1,600 /2/Neurogen Corp.                                                                       21,800
      3,800 /2/Nexstar Pharmaceuticals, Inc.                                                        33,725
      8,100 /2/NovaCare, Inc.                                                                       33,413
      1,000 /2/Novoste Corp.                                                                        17,500
      1,700 /2/OEC Medical Systems, Inc.                                                            42,500



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Health Care--continued

      1,200 /2/Ocular Sciences, Inc.                                                           $    30,150
      3,932 /2/Organogenesis, Inc.                                                                  61,192
      4,800 /2/Orthodontic Centers of America, Inc.                                                 90,900
      2,675    Owens & Minor, Inc.                                                                  42,466
     10,600 /2/Oxford Health Plans, Inc.                                                           125,213
      9,200 /2/PSS World Medical, Inc.                                                             203,550
      3,200 /2/Parexel International Corp.                                                          70,600
      2,100 /2/Pathogenesis Corp.                                                                   84,000
      2,900 /2/Patterson Dental Co.                                                                119,625
      2,000 /2/Pediatrix Medical Group                                                              93,250
        900 /2/Perclose, Inc.                                                                       21,488
      8,600 /2/Perrigo Co.                                                                          68,263
      9,000 /2/PharMerica, Inc.                                                                     30,375
      2,251 /2/Pharmaceutical Product Development, Inc.                                             60,777
      1,700 /2/Pharmacyclics, Inc.                                                                  27,413
      2,800 /2/PhyMatrix Corp.                                                                      10,500
     10,300 /2/Phycor, Inc.                                                                         74,675
      3,700 /2/Physician Reliance Network, Inc.                                                     41,163
      1,700 /2/Priority HealthCare Corp., Class B                                                   50,150
      2,400 /2/Protein Design Laboratories, Inc.                                                    57,600
      1,100 /2/Province Heathcare Co.                                                               28,738
      2,200 /2/QuadraMed Corp.                                                                      45,100
      4,000 /2/Quest Diagnostic Inc.                                                                66,500
      3,000 /2/Regeneron Pharmaceuticals, Inc.                                                      24,750
      5,275 /2/Renal Care Group, Inc.                                                              153,634
      1,650 /2/Res-Care, Inc                                                                        36,506
      1,000 /2/ResMed, Inc.                                                                         51,000
      3,743 /2/Respironics, Inc.                                                                    57,783
      3,300 /2/Roberts Pharmaceutical Corp.                                                         73,425
      1,400 /2/Sabratek Corp.                                                                       42,000
      2,100 /2/SangStat Medical Corp.                                                               43,575
        700 /2/Schein Pharmaceutical, Inc.                                                           7,438
      5,000 /2/Scios, Inc.                                                                          26,250
      3,500 /2/Sepracor, Inc.                                                                      240,188
      4,100 /2/Sequus Pharmaceuticals, Inc.                                                         73,544
      3,100 /2/Serologicals Corp.                                                                   70,138



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------

               COMMON STOCKS--continued

               Health Care--continued

      3,150 /2/Sierra Health Services, Inc.                                                    $    73,434
      1,300 /2/Sugen, Inc.                                                                          17,225
      7,124 /2/Sun Healthcare Group, Inc.                                                           41,854
      1,900 /2/Sunrise Assisted Living, Inc.                                                        81,819
      2,700 /2/Sunrise Medical, Inc.                                                                31,050
      1,600 /2/SuperGen, Inc.                                                                       12,200
        900 /2/Superior Consultant Holdings Corp.                                                   33,300
      2,300 /2/Synetic, Inc.                                                                        99,188
      2,400 /2/Techne Corp.                                                                         40,200
      3,400 /2/Theragenics Corp.                                                                    68,638
      2,100 /2/Thermedics, Inc.                                                                     22,575
        700 /2/Thermo Bioanalysis Corp.                                                              7,394
      2,400 /2/Thermo Cardiosystems, Inc.                                                           27,900
      2,300 /2/Transitional Systems, Inc.                                                           24,006
      2,200 /2/Transkaryotic Therapies, Inc.                                                        47,025
        900 /2/Trex Medical Corp.                                                                   11,025
      2,600 /2/Triangle Pharmaceuticals, Inc.                                                       30,225
      3,200 /2/U.S. Bioscience, Inc.                                                                25,600
      1,800 /2/United Payors & United Providers, Inc.                                               41,400
        950 /2/United Wisconsin Services, Inc.                                                       8,075
      1,800 /2/VISX, Inc.                                                                           90,225
      7,900 /2/Vencor, Inc.                                                                         36,538
      1,800 /2/Ventana Medical Systems, Inc.                                                        33,300
      7,100 /2/Ventas, Inc.                                                                         81,206
      3,300 /2/Vertex Pharmaceuticals, Inc.                                                         87,038
      2,700 /2/Veterinary Centers of America, Inc.                                                  47,925
      2,100 /2/Vical, Inc.                                                                          27,300
      1,600 /2/ViroPharma, Inc.                                                                     29,000
        800    Vital Signs, Inc.                                                                    12,800
      1,606 /2/Vitalink Pharmacy Services, Inc.                                                     36,132
      4,200 /2/Vivus, Inc.                                                                          11,944
      1,400 /2/Wesley Jessen VisionCare, Inc.                                                       25,025
      1,623    West Co., Inc.                                                                       48,183
      1,100 /2/Xomed Surgical Products, Inc.                                                        49,431



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Health Care--continued

      4,600 /2/Zila, Inc                                                                       $    21,563
      1,400 /2/Zonagen, Inc.                                                                        22,225
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          9,585,663

               -------------------------------------------------------------------------------------------
               Producer Manufacturing--5.5%

      1,900 /2/ACX Technologies, Inc.                                                               27,313
      1,000 /2/AFC Cable Systems, Inc.                                                              24,625
      1,900 /2/Advanced Lighting Technologies, Inc.                                                 15,438
      1,400 /2/Agribrands International, Inc.                                                       41,038
      3,600 /2/Allen Telecom, Inc.                                                                  19,800
      1,200    Allied Products Corp.                                                                10,050
      2,200 /2/Alpine Group, Inc.                                                                   37,125
      4,300    AMETEK, Inc.                                                                         91,106
      1,400 /2/Anacomp, Inc.                                                                        18,550
      3,500 /2/Anixter International, Inc.                                                          54,031
      5,060    Applied Power, Inc., Class A                                                        139,466
      1,000 /2/Astec Industries, Inc.                                                               51,250
     10,700 /2/Aura System, Inc.                                                                    12,372
      1,247 /2/Avondale Industries, Inc.                                                            32,500
      4,313    Baldor Electric Co.                                                                  90,573
      3,400    Belden, Inc.                                                                         49,513
      3,200    Blount International, Inc., Class A                                                  70,200
      1,700    C&D Technologies, Inc.                                                               41,438
      3,950 /2/Cable Design Technologies, Class A                                                   65,175
      2,150    Chart Industries, Inc.                                                               19,753
      1,300 /2/Chase Industries, Inc.                                                               17,225
      1,400 /2/Citation Corp.                                                                       11,113
      1,700    Commercial Intertech Corp.                                                           30,281
      1,800    Commercial Metals Corp.                                                              47,925
      1,600    Commonwealth Industries, Inc.                                                        12,100
     14,200 /2/Corporate Express, Inc.                                                             165,963
      2,100 /2/Cuno, Inc.                                                                           32,025
      1,400    DT Industries, Inc.                                                                  25,200
      4,700 /2/Dal-Tile International, Inc.                                                         42,006
      2,800 /2/Delco-Remy International, Inc.                                                       31,325
      1,100 /2/Detroit Diesel Corp.                                                                 19,456
      1,700 /2/Encore Wire Corp.                                                                    18,913



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Producer Manufacturing--continued

      3,900 /2/Essex International, Inc.                                                       $   113,100
      1,700 /2/Fairchild Corp., Class A                                                             22,950
      6,000    Federal Signal Corp.                                                                144,375
      5,178    Flowserve Corp.                                                                      93,204
        700    Franklin Electronics, Inc.                                                           42,044
      1,850 /2/Gardner Denver, Inc.                                                                 26,594
        800    General Binding Corp.                                                                27,500
      4,850    General Cable Corp.                                                                  95,788
      1,600 /2/Genlyte Group, Inc.                                                                  31,700
        800 /2/Gibraltar Steel Corp.                                                                15,500
      1,200    Gleason Corp.                                                                        24,225
      2,900 /2/Global Industrial Technologies, Inc.                                                 25,194
      1,912    Graco, Inc.                                                                          50,429
        800    Greenbrier Cos., Inc.                                                                12,600
      4,100 /2/Griffon Corp.                                                                        40,231
      3,800 /2/Halter Marine Group, Inc.                                                            32,775
      3,800 /2/Hanover Compressor Co.                                                               95,950
      1,300    Hardinge, Inc.                                                                       26,813
      2,009 /2/Hexcel Corporation                                                                   21,973
      1,350 /2/Holophane Corp.                                                                      28,772
      3,900    IDEX Corp.                                                                          100,913
      2,000 /2/ITEQ, Inc.                                                                            5,375
      6,100    Interface, Inc.                                                                      75,106
      2,400    Intermet Corp.                                                                       39,000
      5,300    JLG Industries, Inc.                                                                 87,781
      2,300    Juno Lighting, Inc.                                                                  54,625
      3,000    Kaman Corp., Class A                                                                 48,750
      4,300    Kaydon Corp.                                                                        151,038
      4,800    Kimball International, Inc., Class B                                                 88,950
      1,900 /2/Knoll Inc.                                                                           51,300
      2,200    Kuhlman Corp.                                                                        58,300
      6,500    Lincoln Electric Holdings                                                           142,594
      1,650    Lindsay Manufacturing Co.                                                            26,813
      2,600 /2/Littelfuse, Inc.                                                                     57,200
      2,100 /2/MICROS Systems, Inc.                                                                 46,331



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Producer Manufacturing--continued

      3,600 /2/Magnetek, Inc.                                                                  $    45,675
      2,250    Manitowoc, Inc.                                                                      78,750
      7,700    Mark IV Industries, Inc.                                                            118,388
      2,000 /2/Maverick Tube Corp.                                                                  14,000
      3,700 /2/Metals USA, Inc.                                                                     36,769
      5,100    Milacron Inc.                                                                        98,813
      5,200 /2/Miller Industries, Inc.                                                              27,300
      2,900    Modine Manufacturing Co.                                                             94,975
      2,300 /2/MotivePower Industries, Inc.                                                         58,506
      4,700 /2/Mueller Industries, Inc.                                                            105,750
        829    NACCO Industries, Inc., Class A                                                      76,268
      2,300 /2/NCI Building System, Inc.                                                            49,738
      1,800    Nordson Corp.                                                                        80,663
      1,200 /2/Nortek, Inc.                                                                         32,475
      2,300 /2/Oak Industries, Inc.                                                                 62,244
      1,300    OmniQuip International, Inc.                                                         17,388
      2,000 /2/Polycom, Inc.                                                                        26,125
      3,200    Precision Castparts Corp.                                                           140,800
      3,600 /2/Presstek, Inc.                                                                       26,550
      3,100    ROHN Industries, Inc.                                                                 8,913
      1,900    RTI International Metals, Inc.                                                       28,263
      3,600 /2/Rayovac Corp.                                                                        73,125
      2,800    Regal Beloit Corp.                                                                   58,975
      1,350    Reliance Steel & Aluminum Co.                                                        41,766
      1,000    Robbins & Myers, Inc.                                                                23,625
      4,100    Roper Industries, Inc.                                                               73,031
        700 /2/Ryerson Tull, Inc., Class A                                                           7,919
      1,950 /2/SLI, Inc.                                                                            32,663
      1,400 /2/SPS Technologies, Inc.                                                               69,300
      1,200    Sauer, Inc., ADR                                                                      8,700
      1,400    Scotsman Industries, Inc.                                                            28,613
      2,400 /2/Scott Technologies, Inc.                                                             33,600
        900 /2/Shaw Group, Inc.                                                                      8,663
        700 /2/Shiloh Industries, Inc.                                                              11,375
        600 /2/Simpson Manufacturing Co., Inc.                                                      19,650
        600 /2/Special Metals Corp.                                                                  6,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Producer Manufacturing--continued

      1,500 /2/Specialty Equipment Cos., Inc.                                                  $    33,750
      1,600    Standex International Corp.                                                          39,500
      4,100    Stewart & Stevenson Services                                                         56,119
      1,600 /2/Stoneridge, Inc.                                                                     23,900
      1,050    Superior Telecom, Inc.                                                               45,150
      1,700    TJ International, Inc.                                                               33,469
      2,600    Tecumseh Products Co., Class A                                                      135,200
      1,200    Tennant Co.                                                                          40,950
      2,300 /2/Terex Corp.                                                                          50,025
      1,300 /2/Thermo Fibertek, Inc.                                                                 7,963
      2,100    Thomas Industries, Inc.                                                              38,063
      2,300    Titan International, Inc.                                                            23,863
      6,100 /2/Tower Automotive, Inc.                                                              135,725
      2,700    Tredegar Industries, Inc.                                                            60,919
      2,040 /2/Triarc Companies, Inc., Class A                                                      31,875
      1,200    Valhi, Inc.                                                                          13,425
      2,600    Valmont Industries, Inc.                                                             40,950
      1,800    Varlen Corp.                                                                         53,775
        660    Virco Manufacturing Corp.                                                            13,035
      3,050    Wabash National Corp.                                                                54,138
      5,700 /2/Walter Industries, Inc.                                                              79,800
     16,600 /2/Wastemasters, Inc.                                                                   11,413
      2,500    Watsco, Inc.                                                                         42,344
      2,100    Watts Industries, Inc., Class A                                                      38,588
      7,615    Wausau-Mosinee Paper Corp.                                                          132,787
      2,200    Westinghouse Air Brake Co.                                                           47,300
      1,900 /2/Wolverine Tube, Inc.                                                                 40,256
      1,100    Woodward Governor Co.                                                                24,200
      2,400 /2/Zebra Technologies Corp., Class A                                                    78,600
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          6,523,081

               -------------------------------------------------------------------------------------------
               Retail Trade--3.7%

        875 /2/99 Cents Only Stores                                                                 40,469
      1,800 /2/American Eagle Outfitters, Inc.                                                      72,900
      3,000 /2/Ames Department Stores, Inc.                                                         55,125
      2,600 /2/Ann Taylor Stores Corp.                                                              75,400
Shares                                                                                               Value
            /1/COMMON STOCKS--continued

               Retail Trade--continued

      3,100 /2/Bally Total Fitness Holding Corp.                                               $    58,513
      1,000    Blair Corp.                                                                          23,188
        800 /2/Brylane, Inc.                                                                        12,900
        900 /2/Buckle, Inc.                                                                         16,313
      2,640    Burlington Coat Factory Warehouse                                                    39,600
        900 /2/CDW Computer Centers, Inc.                                                           67,444
      1,250    CPI Corp.                                                                            28,672
      2,400 /2/CSK Auto Corp.                                                                       62,550
      6,900    Casey's General Stores, Inc.                                                         96,600
      3,270    Cash America International, Inc.                                                     40,875
      2,200    Cato Corp., Class A                                                                  29,288
      3,900 /2/Central Garden & Pet Co.                                                             77,025
     13,200 /2/Charming Shoppes, Inc.                                                               49,500
      1,700 /2/Children's Place Retail Stores, Inc.                                                 17,638
      5,275    Claire's Stores, Inc.                                                                89,345
      1,300 /2/Coldwater Creek, Inc.                                                                16,169
      1,800 /2/Cole National Corp., Class A                                                         37,350
      1,100 /2/Cost Plus, Inc.                                                                      33,000
        300 /2/Delia's, Inc.                                                                         2,513
      1,100 /2/Discount Auto Parts, Inc.                                                            26,538
      1,900 /2/Dominick's Supermarkets, Inc.                                                        92,744
      2,600 /2/Dress Barn, Inc.                                                                     36,725
      2,200 /2/Duane Reade, Inc.                                                                    84,975
      3,300 /2/Eagle Hardware & Garden, Inc.                                                        76,725
      1,700 /2/Elder-Beerman Stores Corp.                                                           19,869
      2,200 /2/Express Scripts, Inc., Class A                                                      214,913
      6,200    Fingerhut Companies, Inc.                                                            52,313
      2,300 /2/Finish Line, Inc., Class A                                                           24,438
        900 /2/Finlay Enterprises, Inc.                                                              6,384
      3,200 /2/Footstar, Inc.                                                                       83,600
      1,100    Freds, Inc.                                                                          14,369
      1,600 /2/Friedmans, Inc., Class A                                                              9,600
      1,100 /2/Gadzooks, Inc.                                                                        9,006
      1,900 /2/Garden Ridge Corp.                                                                   15,438
      3,400 /2/Genesco, Inc.                                                                        20,400
      1,300 /2/Genesis Direct, Inc.                                                                  6,013



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Retail Trade--continued

        420    Genovese Drug Stores, Inc., Class A                                             $     9,293
      2,200    Global DirectMail Corp.                                                              31,350
      2,400 /2/Goody's Family Clothing, Inc.                                                        25,650
      2,300    Great Atlantic & Pacific Tea Co., Inc.                                               54,050
      1,700 /2/Group 1 Automotive, Inc.                                                             29,113
      2,200 /2/Guitar Center, Inc.                                                                  37,675
      2,800    Hancock Fabrics, Inc.                                                                24,325
     15,300 /2/Hanover Direct, Inc.                                                                 42,075
      1,200    Haverty Furniture Cos., Inc.                                                         22,650
      7,800    Heilig-Meyers Co.                                                                    59,963
      3,300 /2/Hollywood Entertainment Corp.                                                        50,325
      5,000 /2/Homebase, Inc.                                                                       33,750
      1,200    Ingles Markets, Inc., Class A                                                        15,000
      2,250 /2/Insight Enterprises, Inc.                                                            65,250
      2,200    Jo-Ann Stores, Inc.                                                                  39,600
      3,375 /2/Just For Feet, Inc.                                                                  57,164
        800 /2/K & G Men's Center, Inc.                                                              6,700
      1,900 /2/Lands' End, Inc.                                                                     32,419
      5,100 /2/Linens 'N Things, Inc.                                                              157,781
      4,000    Longs Drug Stores Corp.                                                             156,250
      2,200 /2/Maxim Group, Inc.                                                                    38,775
      2,737 /2/Mens Wearhouse, Inc.                                                                 66,372
      3,300 /2/Michaels Stores, Inc.                                                                66,000
      4,600 /2/Micro Warehouse, Inc.                                                               100,338
      2,650 /2/Microage, Inc.                                                                       37,763
      4,700 /2/Musicland Stores, Inc.                                                               61,981
      1,600    New England Business Service, Inc.                                                   49,800
      3,300 /2/Nine West Group, Inc.                                                                41,869
      1,800 /2/O'Reilly Automotive, Inc.                                                            70,425
        400 /2/ONSALE, Inc.                                                                          7,450
      2,500 /2/P. J. America, Inc.                                                                  44,375
      2,725 /2/Pacific Sunwear of California                                                        58,928
      1,100 /2/Party City Corp.                                                                     18,700
     15,200 /2/PetSmart, Inc.                                                                      109,250
      2,750 /2/Petco Animal Supplies, Inc.                                                          24,406



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Retail Trade--continued

      1,200 /2/Pomeroy Computer Resources                                                      $    20,175
      2,300    Regis Corp. Minnesota                                                                70,581
      2,000 /2/Renters Choice, Inc.                                                                 49,625
      3,600    Ruddick Corp.                                                                        69,975
      3,400    Shopko Stores, Inc.                                                                 106,463
      1,300    Smart & Final, Inc.                                                                  11,213
     18,800 /2/Southland Corp.                                                                      38,481
      3,800    Spiegel, Inc., Class A                                                               11,638
      4,200 /2/Sports Authority, Inc.                                                               32,025
      3,500 /2/Stage Stores, Inc.                                                                   46,375
      3,700 /2/Stein Mart, Inc.                                                                     29,138
      6,500 /2/Sunglass Hut International, Inc.                                                     30,063
      1,000 /2/Syms Corp.                                                                           10,063
      1,600    Talbots, Inc.                                                                        36,300
      2,000 /2/Trans World Entertainment Corp.                                                      41,250
      1,400 /2/U.S.A. Floral Products, Inc.                                                         12,775
      2,100 /2/United Auto Group, Inc.                                                              28,875
      1,300 /2/Urban Outfitters, Inc.                                                               17,063
      1,600 /2/Value City Department Stores, Inc.                                                   14,700
      1,200 /2/West Marine, Inc.                                                                     8,475
      1,400 /2/Wet Seal, Inc., Class A                                                              29,575
      1,400 /2/Wild Oats Markets, Inc.                                                              34,475
      4,600 /2/Zale Corp.                                                                          108,963
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          4,441,508

               -------------------------------------------------------------------------------------------
               Services--11.5%

      2,100    ABM Industries, Inc.                                                                 58,800
      3,800 /2/ABR Information Services, Inc.                                                       71,725
      3,000 /2/ADVO, Inc.                                                                           76,313
        800 /2/AHL Services, Inc.                                                                   27,000
        800 /2/AMC Entertainment, Inc.                                                              11,600
      2,900 /2/APAC Teleservices, Inc.                                                              18,125
      1,100 /2/Abacus Direct Corp.                                                                  53,625
      2,000    Ackerley Communications, Inc.                                                        40,375
        800 /2/Administaff, Inc.                                                                    26,250
      5,200 /2/Advantica Restaurant Group, Inc.                                                     33,150
      4,785 /2/Allied Waste Industries, Inc.                                                       103,476



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

        600 /2/Ambassadors International, Inc.                                                 $     8,775
      2,050    American Business Products, Inc.                                                     38,053
        900 /2/American Classic Voyages Co.                                                         13,556
      5,600 /2/American Media, Inc.                                                                 27,650
      2,000 /2/American Skiing Co.                                                                  17,875
      1,000 /2/Anchor Gaming                                                                        50,875
        600 /2/AnswerThink Consulting Group, Inc.                                                   11,588
      3,300    Applebee's International, Inc.                                                       67,238
      1,340 /2/Applied Graphics Technologies, Inc.                                                  15,996
      2,925    Applied Industrial Technologies, Inc.                                                38,756
     24,300 /2/Aqua Alliance, Inc.                                                                  54,675
      3,900 /2/Ascent Entertainment Group, Inc.                                                     26,569
      3,737    Avado Brands, Inc.                                                                   29,429
        900 /2/Aviation Sales Co.                                                                   29,925
      6,000 /2/Aztar Corp.                                                                          31,125
      1,350 /2/BARRA, Inc.                                                                          35,606
      1,000 /2/Banner Aerospace, Inc.                                                                7,938
      3,850    Banta Corp.                                                                          95,769
      1,900 /2/Bell & Howell Co.                                                                    50,350
        300 /2/Berlitz International, Inc.                                                           8,813
      2,200 /2/Big Flower Holdings, Inc.                                                            42,900
      4,400 /2/Billing Concepts Corp.                                                               62,150
      5,500    Bob Evans Farms, Inc.                                                               108,281
      1,700 /2/Boise Cascade Office Products Corp.                                                  15,619
      1,700 /2/Borg Warner Security Corp.                                                           25,925
      4,900    Bowne & Co., Inc.                                                                    65,844
      4,700 /2/Boyd Gaming Corp.                                                                    14,100
      6,025 /2/Buffets, Inc.                                                                        65,145
        800    Butler Manufacturing Co.                                                             18,000
      1,400 /2/CD Radio, Inc.                                                                       42,525
      1,500 /2/CDI Corp.                                                                            32,719
      2,350 /2/CEC Entertainment, Inc.                                                              66,388
      1,200 /2/CKS Group, Inc.                                                                      22,800
      2,300 /2/CMG Information Services, Inc.                                                      130,813
        900 /2/CSS Industries, Inc.                                                                 24,188



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

      2,700 /2/Calpine Corp.                                                                   $    60,075
        400    Carbo Ceramics, Inc.                                                                 10,950
      3,100 /2/Caribiner International, Inc.                                                        20,344
      1,000 /2/Carmike Cinemas, Inc., Class A                                                       18,688
      1,100 /2/Carriage Services, Inc.                                                              25,713
        800 /2/Casella Waste Systems, Inc.                                                          23,600
      1,400    Castle (A.M.) & Co.                                                                  26,075
      2,400 /2/Catalina Marketing Corp.                                                            114,450
      6,200 /2/Catalytica, Inc.                                                                    100,750
      1,450    Central Parking Corp.                                                                60,809
      1,300 /2/Championship Auto Racing Teams, Inc.                                                 32,338
      5,700 /2/Checkfree Holdings Corp.                                                             89,597
      2,200 /2/Cheesecake Factory, Inc.                                                             42,075
      5,000 /2/Choice Hotels International, Inc.                                                    62,188
      1,900 /2/ChoicePoint, Inc.                                                                    89,775
      1,000    Churchill Downs, Inc.                                                                36,125
      1,700 /2/Coinmach Laundry Corp.                                                               17,106
      4,100 /2/Comfort Systems USA, Inc.                                                            77,900
      5,100 /2/CommScope, Inc.                                                                      71,081
      2,300 /2/Computer Learning Centers, Inc.                                                      20,556
      1,400 /2/Consolidated Graphics, Inc.                                                          66,413
      2,166 /2/Consolidated Products, Inc.                                                          40,071
      1,200 /2/Copart, Inc.                                                                         26,400
      1,100 /2/Cox Radio, Inc., Class A                                                             41,181
      1,400 /2/Daisytek International Corp.                                                         21,088
      2,100    Dames & Moore Group                                                                  25,200
        700 /2/Data Processing Resources Corp.                                                      16,013
      1,200 /2/Data Transmission Network Corp.                                                      35,700
      1,700 /2/Dave & Buster's, Inc.                                                                31,875
      1,000 /2/Day Runner, Inc.                                                                     20,000
      7,900 /2/DeVRY, Inc.                                                                         173,800
      1,000 /2/Deltek Systems, Inc.                                                                 17,875
      2,400 /2/Dendrite International, Inc.                                                         49,500
      1,100    Dover Downs Entertainment, Inc.                                                      14,988
      1,600 /2/Dycom Industries, Inc.                                                               56,100
      4,000 /2/Eastern Environmental Services                                                      111,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

        400 /2/EduTrek International, Inc., Class A                                            $     2,900
      1,200 /2/Education Management Corp.                                                           44,100
      1,200 /2/Emmis Communications Corp., Class A                                                  39,300
      1,200 /2/@Entertainment, Inc.                                                                  8,100
      2,700 /2/Equity Corp. International                                                           66,994
      9,400 /2/Extended Stay America, Inc.                                                          90,475
        800 /2/FactSet Research Systems                                                             24,000
      1,300    Fair Isaac & Co., Inc.                                                               52,163
      2,650 /2/Family Golf Centers, Inc.                                                            55,816
      5,200    Fisher Scientific International, Inc.                                                94,900
      5,000    Fleming Cos., Inc.                                                                   50,938
      3,600 /2/Florida Panthers Holdings, Inc.                                                      35,100
      4,600 /2/Foodmaker, Inc.                                                                      72,738
      5,300    Foster Wheeler Corp.                                                                 84,138
      3,000 /2/Franklin Covey Co.                                                                   59,250
      2,550    G & K Services, Inc., Class A                                                       116,663
        800 /2/GC Cos., Inc.                                                                        29,900
      2,700    Gaylord Entertainment Co.                                                            71,550
      2,900 /2/Getty Images, Inc.                                                                   35,706
      5,200 /2/Grand Casinos, Inc.                                                                  45,825
      2,475    Granite Construction, Inc.                                                           82,448
        300    Gray Communications                                                                   5,194
        100    Grey Advertising, Inc.                                                               35,500
     19,200 /2/Grey Wolf, Inc.                                                                      22,800
      7,900 /2/Greyhound Lines, Inc.                                                                45,425
      3,100 /2/Group Maintenance America Corp.                                                      40,106
      5,400 /2/Gtech Holdings Corp.                                                                129,600
      1,000 /2/Gulf Island Fabrication, Inc.                                                        14,375
        800 /2/Gulfmark Offshore, Inc.                                                              14,500
      2,900 /2/HA-LO Industries, Inc.                                                               81,925
        900 /2/Hagler Bailly, Inc.                                                                  21,150
      4,100    Handleman Co.                                                                        40,744
      4,100    Harland (John H.) Co.                                                                59,450
        800    Harveys Casino Resorts                                                               20,350
      5,000    Hollinger International, Inc.                                                        65,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

      2,600 /2/Hollywood Park, Inc.                                                            $    24,863
      2,300 /2/Homestead Village, Inc.                                                              14,375
      2,600 /2/Horizon Offshore, Inc.                                                               17,550
      3,800 /2/Host Marriott Services Corp.                                                         39,425
      3,200    Houghton Mifflin Co.                                                                124,800
      2,700    Hughes Supply, Inc.                                                                  71,719
      1,200    Hunt Corp.                                                                           16,650
      6,700    Hussmann International, Inc.                                                        104,269
      1,200 /2/IHOP Corp.                                                                           47,100
      2,275 /2/ITT Educational Services, Inc.                                                       67,539
      4,100 /2/Indus International, Inc.                                                            22,550
      3,600 /2/Industri-Matematik International Corp.                                               16,650
      3,650 /2/InfoUSA, Inc., Class B                                                               18,706
      4,200    Innkeepers USA Trust                                                                 48,300
      2,800 /2/Insituform Technologies, Inc., Class A                                               33,775
      2,300 /2/Integrated Electrical Services                                                       38,956
      6,200 /2/Interim Services, Inc.                                                              131,750
      2,200    International Speedway Corp., Class A                                                67,925
        700 /2/JLK Direct Distribution, Inc., Class A                                                8,094
      2,900 /2/Jacobs Engineering Group, Inc.                                                       94,613
      1,900 /2/Jones Intercable, Inc., Class A                                                      53,319
      1,400 /2/Journal Register Co.                                                                 22,488
      3,000 /2/Labor Ready, Inc.                                                                    54,000
      1,000    Landauer, Inc.                                                                       26,438
      3,400 /2/Landrys Seafood Restaurants, Inc.                                                    28,475
      1,600 /2/Lason Holdings, Inc.                                                                 87,600
        800    Lawson Products, Inc.                                                                18,600
      1,400 /2/Learning Tree International, Inc.                                                    12,600
      5,900    Lee Enterprises, Inc.                                                               160,406
      5,100 /2/Lone Star Steakhouse & Saloon                                                        40,800
      3,100    Luby's Cafeterias, Inc.                                                              46,113
      4,400 /2/Mail-Well, Inc.                                                                      57,475
      2,975    Marcus Corp.                                                                         45,741
      1,650 /2/Mastec, Inc.                                                                         39,291
      1,000 /2/Maximus, Inc.                                                                        29,000
      3,025    McClatchy Co., Class A                                                              102,661



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

      3,100    Media General, Inc., Class A                                                    $   138,725
      1,600 /2/MemberWorks, Inc.                                                                    37,000
      5,627    MeriStar Hospitality Corp.                                                          104,100
      1,900    Merrill Corp.                                                                        31,825
      3,850 /2/Metamor Worldwide, Inc.                                                              98,897
      2,482    Metris Cos., Inc.                                                                    81,596
        900 /2/Metro Networks, Inc.                                                                 32,963
      6,942 /2/Metromedia International Group, Inc.                                                 42,520
      1,350 /2/Metzler Group, Inc.                                                                  56,700
      2,200    Midas, Inc.                                                                          60,913
      3,873 /2/Midway Games, Inc.                                                                   38,008
      4,400 /2/Morrison Knudsen Corp.                                                               43,725
      1,100 /2/NCO Group, Inc.                                                                      34,650
      2,300 /2/NFO Worldwide, Inc.                                                                  21,563
      8,747 /2/NOVA Corp.                                                                          252,570
      1,200 /2/NPC International, Inc.                                                              14,325
      8,860 /2/Newpark Resources, Inc.                                                              83,616
      2,100    Norrell Corp.                                                                        28,481
      3,600 /2/NovaCare Employee Services                                                           20,025
        600 /2/OMNI Energy Services Corp.                                                            4,650
      8,900    Olsten Corp.                                                                         81,769
        800 /2/OmniAmerica, Inc.                                                                    15,900
      1,400 /2/On Assignment, Inc.                                                                  47,600
      1,300 /2/On Command Corp.                                                                     10,725
        700 /2/PEC Israel Economic Corp.                                                            17,369
      2,750 /2/Papa Johns International, Inc.                                                      104,414
      2,400 /2/Paxson Communications Corp.                                                          20,100
      1,100 /2/Pegasus Communications Corp.                                                         18,975
        900 /2/Pegasystems, Inc.                                                                     9,506
        800 /2/Penske Motorsports, Inc.                                                             17,600
      1,650 /2/Performance Food Group Co.                                                           40,013
      4,300 /2/Personnel Group of America, Inc.                                                     66,650
      2,300 /2/Peterson Cos., Inc.                                                                  61,094
      5,800    Phoenix Investment Partners Ltd.                                                     46,763
      1,000 /2/Pierce Leahy Corp.                                                                   24,063



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

        950 /2/Pinkertons, Inc.                                                                $    15,556
      4,800 /2/Planet Hollywood International, Inc., Class A                                        19,200
      2,200 /2/Playboy Enterprises, Inc., Class B                                                   31,625
      8,300 /2/Premier Parks, Inc.                                                                 184,156
      2,400 /2/Prepaid Legal Services, Inc.                                                         57,450
      1,600 /2/Preview Travel, Inc.                                                                 21,700
      6,600 /2/Pride International, Inc.                                                            76,725
        700 /2/Primadonna Resorts, Inc.                                                              5,075
      3,000 /2/Primark Corp.                                                                        81,000
      6,900 /2/Prime Hospitality Corp.                                                              62,963
      1,400 /2/ProBusiness Services, Inc.                                                           51,188
      1,400 /2/Profit Recovery Group International, Inc.                                            42,963
      2,100 /2/Protection One, Inc.                                                                 23,625
      5,700 /2/PsiNet, Inc.                                                                         82,294
      4,300 /2/RCN Corp.                                                                            69,203
      3,100 /2/Rainforest Cafe Inc.                                                                 20,538
      3,700 /2/Red Roof Inns, Inc.                                                                  64,056
        700 /2/RemedyTemp, Inc., Class A                                                            12,775
      6,200    Richfood Holdings, Inc.                                                             110,050
      2,200 /2/Rio Hotel & Casino, Inc.                                                             30,800
      2,500    Rollins, Inc.                                                                        43,125
      4,610 /2/Romac International, Inc.                                                            80,675
      3,900    Ruby Tuesday, Inc.                                                                   65,813
      1,900 /2/Rural / Metro Corp.                                                                  19,950
      5,500 /2/Ryan's Family Steak Houses, Inc.                                                     59,125
      1,800    SEI Investments Co.                                                                 149,175
      3,100 /2/SFX Entertainment, Inc., Class A                                                     98,038
      5,000 /2/SITEL Corp.                                                                          17,188
        400 /2/SM&A Corp.                                                                            5,625
      1,200 /2/SOS Staffing Services, Inc.                                                          10,125
     15,500 /2/Safety-Kleen Corp.                                                                   47,469
      1,750    Sbarro, Inc.                                                                         41,125
      1,700 /2/Scholastic Corp.                                                                     67,044
      1,300 /2/Scientific Games Holdings Corp.                                                      21,531
      8,800    Sensormatic Electronics Corp.                                                        49,500
      1,900 /2/Service Experts, Inc.                                                                57,356



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

      2,600    Servico, Inc.                                                                   $    12,675
      3,800    Shurgard Storage Centers, Inc., Class A                                             102,363
        600 /2/Silverleaf Resorts, Inc.                                                              7,088
      2,525 /2/Sonic Corp.                                                                          47,975
      5,200    Sothebys Holdings, Inc., Class A                                                    112,450
      1,700 /2/Speedway Motorsports, Inc.                                                           35,700
      3,100 /2/Spelling Entertainment Group, Inc.                                                   20,925
      2,100 /2/Staff Leasing, Inc.                                                                  25,988
      2,200 /2/StaffMark, Inc.                                                                      38,638
      1,700    Standard Register                                                                    48,769
      2,800 /2/Station Casinos, Inc.                                                                16,800
        900    Stone & Webster, Inc.                                                                28,688
      3,700    Storage USA, Inc.                                                                   112,619
        900    Strayer Education, Inc.                                                              30,600
      1,400 /2/Suburban Lodges of America, Inc.                                                     11,113
      2,800 /2/Superior Energy Services, Inc.                                                       11,288
      3,000 /2/Superior Services, Inc.                                                              63,000
      5,000 /2/Sylvan Learning Systems, Inc.                                                       154,375
      1,700    TCBY Enterprises, Inc.                                                               12,006
      8,200 /2/TCI Satellite Entertainment, Inc.                                                    13,325
      1,400 /2/TMP Worldwide, Inc.                                                                  42,000
      2,800 /2/TeleTech Holdings, Inc.                                                              27,650
      3,815 /2/Tetra Tech, Inc.                                                                     77,492
      1,400 /2/Tetra Technologies, Inc.                                                             16,888
        900 /2/Thermo Ecotek Corp.                                                                  11,194
      1,100 /2/Travel Services International, Inc.                                                  22,275
        500 /2/Trendwest Resorts, Inc.                                                               5,375
      1,700    URS Corp.                                                                            28,688
      4,600 /2/US Satellite Broadcasting Co. Inc., Class A                                          32,200
      2,600 /2/USCS International, Inc.                                                             77,350
      1,100    Unifirst Corp.                                                                       30,594
      9,200    Unisource Worldwide, Inc.                                                            84,525
        700 /2/United Natural Foods, Inc.                                                           19,513
      4,900 /2/United Stationers, Inc.                                                             129,850
        600    United Television, Inc.                                                              66,150



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Services--continued

      1,900 /2/VWR Scientific Products Corp.                                                   $    46,194
      3,500 /2/Vail Resorts, Inc.                                                                   93,625
      4,800 /2/Valassis Communications, Inc.                                                       191,400
        200    Value Line, Inc.                                                                      8,200
      5,800 /2/Vanstar Corp.                                                                        64,888
      3,000 /2/Veritas DGC, Inc.                                                                    55,875
      1,100 /2/Vincam Group, Inc.                                                                   17,394
      1,000 /2/Vistana, Inc.                                                                        11,125
      1,050 /2/Volt Information Science, Inc.                                                       25,134
      1,200    Wackenhut Corp., Class A                                                             26,025
      1,300 /2/Wackenhut Corrections Corp.                                                          31,931
      5,700    Wallace Computer Services, Inc.                                                     124,688
        400 /2/Waste Industries, Inc.                                                                9,350
        900 /2/Westaff Inc.                                                                          7,763
      3,000 /2/Westwood One, Inc.                                                                   54,000
      3,300    Wiley (John) & Sons, Inc., Class A                                                  120,656
      1,400 /2/Wilmar Industries, Inc.                                                              34,650
      3,000 /2/World Access, Inc.                                                                   64,125
      5,100 /2/World Color Press, Inc.                                                             154,913
      1,300 /2/Young Broadcasting, Inc., Class A                                                    41,031
      2,000    Zapata Corp.                                                                         15,125
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                         13,740,955

               -------------------------------------------------------------------------------------------
               Technology--13.7%

      1,900 /2/3DFX Interactive, Inc.                                                               23,156
      3,650    AAR Corp.                                                                            84,406
        800 /2/ARIS Corp.                                                                           12,600
      2,000 /2/ATMI, Inc.                                                                           27,500
      1,100 /2/AVT Corp.                                                                            24,063
      1,000 /2/Aavid Thermal Technologies                                                           15,000
      2,400 /2/Actel Corp.                                                                          30,750
      6,320 /2/Acxiom Corp.                                                                        158,790
      2,600 /2/Adtran, Inc.                                                                         65,894
        800 /2/Advanced Energy Industries, Inc.                                                     10,500
        600 /2/Advantage Learning Systems, Inc.                                                     27,600
        700 /2/Advent Software, Inc.                                                                24,325
      1,200 /2/Alliant Techsystems, Inc.                                                            84,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      1,900 /2/Alternative Resources Corp.                                                     $    16,625
      1,300 /2/Alydaar Software Corp.                                                                8,206
      5,600 /2/American Management System, Inc.                                                    171,850
      4,800 /2/Amkor Technology, Inc.                                                               23,400
      2,100 /2/Amphenol Corp., Class A                                                              70,481
        900    Analogic Corp.                                                                       34,425
      2,800    Analysts International Corp.                                                         49,175
      2,600 /2/Anicom, Inc.                                                                         23,238
      3,050 /2/Antec Corp.                                                                          50,706
        700 /2/Apex PC Solutions, Inc.                                                              18,288
      3,000 /2/Applied Micro Circuits Corp.                                                         72,000
      4,397 /2/Artesyn Technologies, Inc.                                                           63,482
        900 /2/Artisan Components, Inc.                                                              6,581
      2,100 /2/Ascend Communications, Inc.                                                         101,325
      1,700 /2/Aspec Technology, Inc.                                                                3,506
      2,200 /2/Aspect Development, Inc.                                                             69,506
      6,700 /2/Aspect Telecommunications Corp.                                                     101,338
      2,800 /2/Aspen Technology, Inc.                                                               39,200
      3,819 /2/Avant! Corp.                                                                         65,162
      2,600    Aviall, Inc.                                                                         28,113
      3,100 /2/Avid Technology, Inc.                                                                80,213
      3,200 /2/Axent Technologies, Inc.                                                             80,400
      3,100 /2/BE Aerospace, Inc.                                                                   66,650
      6,700 /2/BEA Systems, Inc.                                                                   131,278
      1,600 /2/BRC Holdings, Inc.                                                                   29,800
        700 /2/Bacou U.S.A., Inc.                                                                   12,206
      2,779 /2/BancTec, Inc.                                                                        34,390
      1,300 /2/Benchmark Electronics, Inc.                                                          30,631
      3,200 /2/Bisys Group, Inc.                                                                   140,000
      2,200 /2/Black Box Corp.                                                                      73,425
      3,730 /2/Boole & Babbage, Inc.                                                                99,311
      6,874 /2/Brightpoint, Inc.                                                                    84,207
      2,300 /2/Broadvision, Inc.                                                                    34,500
      3,187 /2/Burr Brown Corp.                                                                     59,159



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      4,400 /2/C-Cube Microsystems, Inc.                                                       $    78,650
      1,100 /2/CNET, Inc.                                                                           41,869
      1,200 /2/CDnow, Inc.                                                                           8,775
      4,100 /2/CHS Electronics, Inc.                                                                39,975
      3,300 /2/CSG Systems International, Inc.                                                     179,850
      1,384    CTS Corp.                                                                            41,001
        400 /2/Cable Michigan, Inc.                                                                 14,950
      1,800 /2/California Microwave                                                                 13,838
      4,700 /2/CellNet Data Systems, Inc.                                                           29,963
      4,400 /2/Cellstar Corp.                                                                       30,250
      4,000 /2/Checkpoint System, Inc.                                                              47,500
      8,800 /2/Cirrus Logic, Inc.                                                                   85,525
      2,900 /2/Clarify, Inc.                                                                        39,513
      4,600 /2/Cognex Corp.                                                                         71,300
      3,100 /2/Coherent, Inc.                                                                       36,425
      1,300    Cohu, Inc.                                                                           22,344
        600 /2/Com21, Inc.                                                                           9,000
      1,300 /2/Complete Business Solutions, Inc.                                                    30,875
      2,900 /2/Compucom System, Inc.                                                                14,138
      4,100 /2/Computer Horizons Corp.                                                              94,300
        200 /2/Computer Management Sciences                                                          3,700
      2,200    Computer Task Group, Inc.                                                            67,375
      1,900 /2/Concentric Network Corp.                                                             46,075
      1,700 /2/Concord Communications, Inc.                                                         63,113
      1,700 /2/Cotelligent, Inc.                                                                    32,088
      2,850 /2/Credence Systems Corp.                                                               42,394
        700    Cubic Corp.                                                                          13,475
        700    Curtiss Wright Corp.                                                                 26,600
      2,600 /2/Cylink Corp.                                                                         10,888
      3,800 /2/Cymer, Inc.                                                                          46,550
     11,900 /2/Cypress Semiconductor Corp.                                                         132,388
      1,000 /2/DBT Online, Inc.                                                                     20,250
      3,200 /2/DII Group, Inc.                                                                      47,000
      5,300 /2/DSP Communications, Inc.                                                             52,006
      3,700    Dallas Semiconductor Corp.                                                          136,900
      1,900    Daniel Industries, Inc.                                                              26,363



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      6,600 /2/Data General Corp.                                                              $   112,200
      1,600 /2/DataWorks Corp.                                                                      10,900
      2,000 /2/Datastream Systems, Inc.                                                             20,125
      1,350 /2/Davox Corp.                                                                          10,969
      1,700 /2/DecisionOne Holdings Corp.                                                           10,094
      1,200 /2/Dialogic Corp.                                                                       27,000
      4,700 /2/Diamond Multimedia Systems, Inc.                                                     27,025
        900 /2/Diamond Technology Partners, Class A                                                 11,588
      1,700 /2/Digi International, Inc.                                                             25,500
      6,100 /2/Digtial Microwave Corp.                                                              26,688
      3,000 /2/Dionex Corp.                                                                         79,875
      1,600 /2/Documentum, Inc.                                                                     54,400
      1,900 /2/DoubleClick, Inc.                                                                    62,700
      1,150 /2/Ducommun, Inc.                                                                       18,400
        700 /2/Dupont Photomasks, Inc.                                                              25,375
      1,800 /2/EarthLink Network, Inc.                                                              69,300
      1,700 /2/Echostar Communications Corp., Class A                                               45,900
      1,600 /2/Electro Scientific Industries, Inc.                                                  40,200
      2,600 /2/Electroglas, Inc.                                                                    32,663
      6,900 /2/Electronics for Imaging, Inc.                                                       166,031
        900 /2/Engineering Animation, Inc.                                                          39,431
      2,800 /2/Envoy Corp.                                                                          82,600
      2,200 /2/Esterline Technologies Corp.                                                         44,000
      2,900 /2/Etec Systems, Inc.                                                                   98,238
      1,300 /2/Evans & Sutherland Computer Co.                                                      23,075
        700 /2/Excel Switching Corp.                                                                14,175
      3,600 /2/Excite, Inc.                                                                        138,825
      1,700 /2/Exodus Communications, Inc.                                                          53,975
      1,300 /2/F.Y.I., Inc.                                                                         37,375
      3,000 /2/FSI International, Inc.                                                              19,500
      3,900 /2/Filenet Corp.                                                                        36,075
        300 /2/Forrester Research, Inc.                                                              9,675
      4,500    GenCorp, Inc.                                                                        99,563
      3,800 /2/GenRad, Inc.                                                                         61,750
      4,000 /2/General Magic, Inc.                                                                  23,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      3,700 /2/General Semiconductor, Inc.                                                     $    29,369
      1,100 /2/Genesys Telecommunications Laboratories, Inc.                                        28,875
      2,400 /2/GeoTel Communications Corp.                                                          62,400
      2,600    Gerber Scientific, Inc.                                                              58,825
      8,100 /2/Glenayre Technologies, Inc.                                                          48,600
      1,100 /2/Great Plains Software, Inc.                                                          40,425
      1,300 /2/H.T.E., Inc.                                                                         13,163
      1,800 /2/HADCO Corp.                                                                          56,700
      5,000 /2/HMT Technology Corp.                                                                 43,125
      3,300 /2/HNC Software                                                                        110,963
        525    Hach Co.                                                                              5,316
        525    Hach Co., Class A                                                                     4,725
      4,175 /2/Harbinger Corp.                                                                      27,659
      1,300    Harmon Industries, Inc.                                                              32,988
        800    Heico Corp.                                                                          19,800
      2,400    Helix Technology Corp.                                                               27,450
      1,700    Henry Jack & Associates, Inc.                                                        77,563
      2,600 /2/Hutchinson Technology, Inc.                                                          50,538
      1,400 /2/Hypercom Corp.                                                                       13,300
      3,880 /2/Hyperion Solutions Corp.                                                            116,400
        900 /2/ICON CMT Corp.                                                                       11,363
        700 /2/ISS Group, Inc.                                                                      19,294
      1,900 /2/Inacom Corp.                                                                         36,813
      1,550 /2/Information Management Resources                                                     36,425
      3,900 /2/Information Resources, Inc.                                                          30,956
     20,200 /2/Informix Corp.                                                                      102,894
      3,200 /2/Infoseek Corp.                                                                       94,800
      1,900    Innovex, Inc.                                                                        26,600
      6,800 /2/Inprise Corp.                                                                        33,575
     10,800 /2/Integrated Device Technology, Inc.                                                   74,925
      2,300 /2/Integrated Process Equipment Corp.                                                   20,556
      2,400 /2/Integrated Systems, Inc.                                                             27,000
        600 /2/Intelligroup, Inc.                                                                   10,350
      2,800    Inter-Tel, Inc.                                                                      50,575
      6,300 /2/Interdigital Communications Corp.                                                    31,106
      5,600 /2/Intergraph Corp.                                                                     36,400



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      2,600 /2/International Network Services                                                  $   110,500
      6,800 /2/International Rectifier Corp.                                                        61,200
      1,600 /2/International Telecommunication Data Systems, Inc.                                   38,200
      2,250 /2/Iron Mountain, Inc.                                                                  68,766
      1,600 /2/Itron, Inc.                                                                          12,400
      2,700 /2/JDA Software Group, Inc.                                                             25,650
      2,800 /2/Jabil Circuit, Inc.                                                                 129,675
      1,600 /2/Kellstrom Industries, Inc.                                                           36,000
      5,000 /2/Kemet Corp.                                                                          70,000
      3,600 /2/Kent Electronics Corp.                                                               58,275
      7,000 /2/Komag, Inc.                                                                          39,375
      1,300 /2/Kopin Corp.                                                                          19,825
      1,200 /2/Kroll-O'Gara Co.                                                                     29,550
      1,100 /2/Kronos, Inc.                                                                         39,600
      3,100 /2/Kulicke & Soffa Industries                                                           50,569
        800 /2/L-3 Communications Holdings, Inc.                                                    34,400
      1,900 /2/Ladish Co., Inc.                                                                     16,269
      5,000 /2/Lam Research Corp.                                                                   72,188
      2,900 /2/Lattice Semiconductor Corp.                                                          98,600
      4,900 /2/Legato Systems, Inc.                                                                191,713
      4,675 /2/Level One Communications, Inc.                                                      123,011
      5,000 /2/Lycos, Inc.                                                                         203,125
      2,000 /2/MAPICS, Inc.                                                                         37,750
      2,600 /2/MEMC Electronic Materials                                                            17,875
      1,100 /2/META Group, Inc.                                                                     26,400
      3,900 /2/MMC Networks, Inc.                                                                   40,950
        900 /2/MOOG Inc., Class A                                                                   27,619
      3,000 /2/MRV Communications, Inc.                                                             20,813
      3,300 /2/MTI Technology Corp.                                                                 10,725
      2,400    MTS Systems Corp.                                                                    29,700
      4,400 /2/Macromedia, Inc.                                                                     88,000
        400 /2/Manhattan Associates, Inc.                                                            6,400
      2,600 /2/Manugistics Group, Inc.                                                              37,375
      2,200 /2/Marshall Industries                                                                  63,250
      2,600 /2/Mastech Corp.                                                                        61,100



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      8,100 /2/Mentor Graphics Corp.                                                           $    65,306
      2,000 /2/Mercury Interactive Corp.                                                            83,000
     10,600 /2/Merisel, Inc.                                                                        27,825
      4,700    Methode Electronics, Inc., Class A                                                   72,263
        900 /2/Metro Information Services, Inc.                                                     21,375
      1,700 /2/Metromedia Fiber Network, Inc.                                                       64,388
      5,000 /2/Mettler Toledo International, Inc.                                                  109,375
      1,800 /2/Micrel, Inc.                                                                         59,175
      1,375 /2/Micro Focus Group plc, ADR                                                           26,125
      6,700 /2/Microchip Technology, Inc.                                                          181,319
      1,300 /2/Micromuse, Inc.                                                                      22,181
      4,600 /2/Micron Electronics, Inc.                                                             96,313
      2,000 /2/Mindspring Enterprises, Inc.                                                         79,375
        400 /2/Mobius Management Systems, Inc.                                                       4,650
      1,600 /2/N2K, Inc.                                                                             7,900
      3,700    National Computer Systems, Inc.                                                     103,600
      4,400    National Data Corp.                                                                 149,050
      1,950 /2/National Instruments Corp.                                                           53,381
      1,000 /2/National Processing, Inc.                                                             5,875
      1,400 /2/Natural Microsystems Corp.                                                           12,556
      2,600 /2/NeoMagic Corp.                                                                       43,550
      4,000 /2/Network Appliance, Inc.                                                             219,000
      2,900 /2/Network Equipment Technologies, Inc.                                                 30,813
        600 /2/Network Solutions, Inc.                                                              32,025
        900 /2/New Era of Networks, Inc.                                                            44,325
      4,700    Newport News Shipbuilding, Inc.                                                     123,669
      1,400 /2/Nichols Research Corp.                                                               28,525
      1,200 /2/Norstan, Inc.                                                                        20,550
      4,500 /2/Novellus Systems, Inc.                                                              174,656
      2,200    OEA, Inc.                                                                            24,613
      5,000 /2/Oak Technology, Inc.                                                                 17,813
      1,700 /2/Objective Systems Integrators, Inc.                                                   8,925
      4,000 /2/Omnipoint Corp.                                                                      37,000
      3,000 /2/Open Market, Inc.                                                                    18,375
        300 /2/Optical Cable Corp.                                                                   3,694
      5,700 /2/P-COM, Inc.                                                                          18,169



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      4,000 /2/PMC-Sierra, Inc.                                                                $   179,500
      2,200 /2/PRI Automation, Inc.                                                                 38,088
      9,200 /2/Pairgain Technologies, Inc.                                                          75,613
      1,300    Park Electrochemical Corp.                                                           23,806
      2,100 /2/Paymentech, Inc.                                                                     32,288
      1,300 /2/Pegasus Systems, Inc.                                                                22,588
      1,000 /2/Peregrine Systems, Inc.                                                              34,875
         53 /2/Perkin-Elmer Corp., Warrants                                                            288
      2,800 /2/Photronic, Inc.                                                                      61,075
      5,000 /2/PictureTel Corp.                                                                     36,875
      1,000 /2/Pinnacle Systems, Inc.                                                               34,000
      3,425    Pioneer Standard Electronics, Inc.                                                   30,611
      2,200 /2/Plantronics, Inc.                                                                   125,263
      2,900 /2/Platinum Software Corp.                                                              27,188
      1,900 /2/Plexus Corp.                                                                         47,263
        600 /2/Powerwave Technologies, Inc.                                                          7,238
      3,400 /2/Premisys Communications, Inc.                                                        35,913
        600    Primex Technologies, Inc.                                                            22,050
      2,300 /2/Progress Software Corp.                                                              59,944
        900 /2/Project Software & Development, Inc.                                                 16,313
      1,100 /2/QAD, Inc.                                                                             5,156
      1,000 /2/QRS Corp.                                                                            38,000
      1,100 /2/Qlogic Corp.                                                                        101,613
      1,930 /2/Quantum Corp.                                                                        33,896
      2,600 /2/REMEC, Inc.                                                                          27,300
        600 /2/RWD Technologies, Inc.                                                               11,325
        900 /2/Radiant Systems, Inc.                                                                 6,075
      1,900 /2/Rambus, Inc.                                                                        124,272
     11,352 /2/Rational Software Corp.                                                             254,001
      5,900 /2/Read-Rite Corp.                                                                      63,425
      1,100 /2/RealNetworks, Inc.                                                                   37,056
      3,000 /2/Remedy Corp.                                                                         26,250
      1,820 /2/Renaissance Worldwide, Inc.                                                          17,176
      6,800 /2/S3, Inc.                                                                             21,463
      1,400 /2/SCB Computer Technology, Inc.                                                        10,325



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      1,600 /2/SCM Microsystems, Inc.                                                          $    76,000
      1,700 /2/SDL, Inc.                                                                            37,400
      1,000 /2/SPR, Inc.                                                                            18,000
      1,200 /2/SS&C Technologies, Inc.                                                              13,500
      3,700 /2/Safeguard Scientifics, Inc.                                                          99,206
        800 /2/Sanchez Computer Associates                                                          20,100
      2,600 /2/Sandisk Corp.                                                                        25,025
      1,200    Sandy Spring Bancorp, Inc.                                                           38,550
      1,200 /2/Sapient Corp.                                                                        54,075
      1,700 /2/Sawtek, Inc.                                                                         34,319
      5,000 /2/Security Dynamics Technologies, Inc.                                                 51,250
      1,700 /2/Semtech Corp.                                                                        40,481
        800 /2/Sequa Corp., Class A                                                                 51,200
      5,700 /2/Sequent Computer System, Inc.                                                        56,288
      3,600 /2/Shiva Corp.                                                                          20,363
      4,300 /2/Silicon Valley Group, Inc.                                                           55,094
      1,300 /2/Siliconix, Inc.                                                                      23,400
      2,300 /2/Sipex Corp.                                                                          63,825
      3,300 /2/Smart Modular Technologies, Inc.                                                     69,300
      4,000 /2/Software AG Systems, Inc.                                                            60,000
        700 /2/Special Devices, Inc.                                                                21,350
      1,400 /2/Spectra-Physics Lasers, Inc.                                                         10,456
      1,800 /2/Speedfam International, Inc.                                                         29,025
      1,800 /2/Splash Technology Holdings, Inc.                                                     15,188
      1,700 /2/Sportsline USA, Inc.                                                                 23,906
      4,817 /2/Structural Dynamics Research Corp.                                                   69,244
     10,700 /2/Sybase, Inc.                                                                         63,531
      2,200 /2/Sykes Enterprises, Inc.                                                              43,175
      7,200 /2/Symantec Corp.                                                                      115,200
        700 /2/Syntel, Inc.                                                                          9,800
      4,250    System Software Association                                                          26,031
      4,400 /2/Systems & Computer Technology Corp.                                                  62,700
      2,800 /2/Tava Technologies, Inc.                                                              16,625
      1,900    Technitrol, Inc.                                                                     51,775
      5,300 /2/Technology Solutions Corp.                                                           63,600
      4,500 /2/Tekelec, Inc.                                                                        80,719



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Technology--continued

      2,100    Telxon Corp.                                                                    $    43,050
        400 /2/Thermo Optek Corp.                                                                    3,525
        400 /2/Thermoquest Corp.                                                                     4,050
      1,150 /2/Thermotrex Corp.                                                                     15,022
      3,700 /2/Transaction Systems Architects, Inc., Class A                                       133,547
      1,800 /2/TriStar Aerospace Co.                                                                18,450
      3,000 /2/Trimble Navigation Ltd.                                                              24,000
      1,600 /2/Triumph Group, Inc.                                                                  51,800
      4,800 /2/UNOVA, Inc.                                                                          69,300
      5,700 /2/USWeb Corp.                                                                          81,938
      2,800 /2/Ultratech Stepper, Inc.                                                              50,400
      3,200 /2/Unitrode Corp.                                                                       40,200
      5,800 /2/VLSI Technology, Inc.                                                                55,825
      3,400 /2/Vantive Corp.                                                                        24,863
      1,200 /2/Veeco Instruments, Inc.                                                              35,625
        700 /2/Verio, Inc.                                                                           9,713
        400 /2/Verisign, Inc.                                                                       12,275
      2,600 /2/Viasoft, Inc.                                                                        15,925
      2,600 /2/Vicor Corp.                                                                          24,375
      6,800 /2/Vishay Intertechnology, Inc.                                                        102,850
      3,200 /2/Visio Corp.                                                                          85,200
      2,700 /2/Visual Networks, Inc.                                                                76,950
      6,000 /2/Wang Laboratories, Inc.                                                             128,250
      2,100 /2/WavePhore, Inc.                                                                      10,894
      1,800 /2/Westell Technologies, Inc., Class A                                                   6,750
      3,800 /2/Whittman-Hart, Inc.                                                                  75,525
      2,850 /2/Wind River Systems, Inc.                                                            124,866
      2,700 /2/Wyman Gordon Co.                                                                     38,813
      3,000 /2/Xircom, Inc.                                                                         88,500
      4,500 /2/Xylan Corp.                                                                          72,000
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                         16,338,449

               -------------------------------------------------------------------------------------------
               Transportation--1.8%

      2,900    ASA Holdings Ltd.                                                                   104,038
      4,600    Air Express International Corp.                                                      96,600
      7,300 /2/AirTran Holdings, Inc.                                                               20,988



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Transportation--continued

      1,100 /2/Airnet Systems, Inc.                                                            $    15,469
      2,900 /2/Alaska Air Group, Inc.                                                              104,219
      5,200    Alexander and Baldwin, Inc.                                                         105,625
      5,402 /2/America West Holdings Corp., Class B                                                 83,056
      2,800 /2/American Freightways Corp.                                                           23,800
        400 /2/Amtran, Inc.                                                                          8,850
      2,700    Arnold Industries, Inc.                                                              34,425
      1,600 /2/Atlantic Coast Airlines Holdings                                                     38,400
      1,200 /2/Atlas Air, Inc.                                                                      41,400
      5,400    C.H. Robinson Worldwide, Inc.                                                       119,813
      1,700    Circle International Group, Inc.                                                     34,106
      3,100 /2/Coach USA, Inc.                                                                      83,119
      2,800 /2/Consolidated Freightways Corp.                                                       30,275
        900 /2/Covenant Transport, Inc., Class A                                                    13,613
      1,300 /2/Dispatch Management Services Corp.                                                   18,038
      1,100 /2/Eagle USA Airfreight, Inc.                                                           14,094
      3,200    Expeditors International Washington, Inc.                                           108,400
      1,500    Florida East Coast Industries, Inc.                                                  44,906
      3,000 /2/Fritz Companies, Inc.                                                                26,625
      2,245 /2/Heartland Express, Inc.                                                              40,410
      2,900    Hunt (J.B.) Transportation Services, Inc.                                            48,575
      1,800 /2/Hvide Marine, Inc., Class A                                                          13,613
      2,850 /2/Kirby Corp.                                                                          60,384
      2,200 /2/Kitty Hawk, Inc.                                                                     22,000
        800 /2/Knight Transportation, Inc.                                                          14,200
      1,400 /2/Landstar System, Inc.                                                                49,700
      1,200 /2/M.S. Carriers, Inc.                                                                  25,800
      3,300 /2/Mesa Air Group, Inc.                                                                 16,706
      1,550 /2/Mesaba Holdings, Inc.                                                                28,288
      1,900 /2/Midwest Express Holdings, Inc.                                                       60,088
      3,600    Overseas Shipholding Group, Inc.                                                     63,450
      2,600    Pittston BAX Group                                                                   15,113
      2,100    Roadway Express, Inc.                                                                29,006
      2,700    SkyWest, Inc.                                                                        68,850
      3,250 /2/Swift Transportation Co.                                                             71,805
      7,600 /2/Trans World Airlines, Inc.                                                           38,000



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Transportation--continued

      1,000 /2/US Xpress Enterprises, Inc., Class A                                            $    14,500
      3,450    USFreightways Corp.                                                                  86,466
      3,775    Werner Enterprises, Inc.                                                             67,950
      6,800 /2/Wisconsin Central Transportation Corp.                                              102,850
      3,100 /2/Yellow Corp.                                                                         49,794
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          2,157,407

               -------------------------------------------------------------------------------------------
               Utilities--7.0%

      7,600    AGL Resources, Inc.                                                                 159,125
      2,400 /2/Adelphia Communications Corp., Class A                                               90,300
      1,700 /2/Aerial Communications, Inc.                                                           9,563
      4,700    Aliant Communications, Inc.                                                         132,628
      2,400 /2/American Mobile Satellite Corp.                                                       9,675
     12,290 /2/American Tower Corp.                                                                268,844
      1,000    Aquarion Co.                                                                         32,875
        700    Aquila Gas Pipeline Co.                                                               4,900
      3,700 /2/Associated Group, Inc., Class A                                                     124,875
      3,950    Atmos Energy Corp.                                                                  117,266
      1,800    Bay State Gas Co.                                                                    70,650
      2,900    Black Hills Corp.                                                                    74,856
      1,700    CFW Communications Co.                                                               37,613
      4,200    CMP Group, Inc.                                                                      77,438
         16    CTG Resources, Inc.                                                                     370
      1,600    California Water Service Group                                                       42,200
      2,100 /2/Cellular Communications International, Inc.                                         130,528
      1,400 /2/Cellular Communications of Puerto Rico                                               16,450
      2,005 /2/Centennial Cellular Corp., Class A                                                   69,674
      2,200    Central Hudson Gas & Electric Corp.                                                  89,100
      4,100 /2/Century Communications, Corp., Class A                                               90,713
      1,800    Cilcorp, Inc.                                                                        92,700
        462 /2/Citizens Utilities Co., Class B                                                       4,160
      3,000    Cleco Corp.                                                                         101,438
      1,100    Colonial Gas Co.                                                                     37,744
      2,400    Commonwealth Energy System                                                           89,550
      1,233 /2/Commonwealth Telephone Enterprises, Inc.                                             30,209
      2,800 /2/CommNet Cellular, Inc.                                                               30,800



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Utilities--continued

      1,300    Connecticut Energy Corp.                                                        $    36,400
      1,100    E' Town Corp.                                                                        48,194
      6,200 /2/e.spire Communications, Inc.                                                         74,400
      2,700    Eastern Enterprises                                                                 110,869
      2,700    Eastern Utilities Association                                                        70,031
      7,300 /2/El Paso Electric Co.                                                                 63,875
      1,100 /2/Electric Lightwave, Inc., Class A                                                     8,663
      2,200    Empire Distribution Electric Co.                                                     50,325
      3,400    Energen Corp.                                                                        61,200
      4,900    Equitable Resources, Inc.                                                           136,281
      4,700 /2/General Communication, Inc., Class A                                                 14,100
      4,200    Hawaiian Electric Industries, Inc.                                                  166,425
      6,000 /2/ICG Communications, Inc.                                                            124,125
      2,100 /2/IDT Corp.                                                                            34,913
     10,100 /2/ITC DeltaCom, Inc.                                                                  178,013
      3,600 /2/IXC Communications, Inc.                                                            139,500
      5,000    Idacorp Inc.                                                                        156,250
      3,933    Indiana Energy, Inc.                                                                 88,008
     16,600 /2/Kelley Oil & Gas Corp.                                                               23,863
      2,000 /2/LCC International, Inc., Class A                                                      9,500
      2,300    Laclede Gas Co.                                                                      58,938
      6,925    MDU Resources Group, Inc.                                                           183,945
        400 /2/MGC Communications, Inc.                                                              4,000
      2,100    Madison Gas & Electric Co.                                                           48,563
      3,600 /2/MetroCall, Inc.                                                                      14,400
      4,400    Minnesota Power And Light Co.                                                       184,525
      5,433 /2/NTL, Inc.                                                                           260,444
      1,700    NUI Corp.                                                                            39,844
      6,800    Nevada Power Co.                                                                    171,700
      2,300    New Jersey Resources Corp.                                                           88,406
      1,300    North Carolina Natural Gas Corp.                                                     32,338
      2,000    North Pittsburgh Systems, Inc.                                                       27,000
      3,200    Northwest Natural Gas Co.                                                            89,200
      2,300    Northwestern Corp.                                                                   56,781
      4,100    ONEOK, Inc.                                                                         140,425



Shares                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Utilities--continued

      1,800    Orange & Rockland Utilities, Inc.                                               $    98,888
      1,600    Otter Tail Power Co.                                                                 62,000
      2,700 /2/PLD Telekom, Inc.                                                                     5,063
      1,100 /2/Pacific Gateway Exchange, Inc.                                                       31,763
      4,600 /2/PageMart Wireless, Inc., Class A                                                     25,300
      1,300    Pennsylvania Enterprises, Inc.                                                       32,175
      4,700    Peoples Energy Corp.                                                                173,313
      3,100    Philadelphia Suburban Corp.                                                          76,144
      4,000    Piedmont Natural Gas, Inc.                                                          139,000
      2,000 /2/Powertel, Inc.                                                                       29,750
      4,400 /2/Premiere Technologies, Inc.                                                          24,200
      2,800 /2/Primus Telecommunications Group, Inc.                                                30,975
      5,500    Public Service Co. New Mexico                                                       121,344
      2,700    Public Service Co. North Carolina, Inc.                                              59,569
      5,100    Rochester Gas & Electric Corp                                                       148,538
      3,100    SIGCORP, Inc.                                                                       106,369
      8,300 /2/Seagull Energy Corp.                                                                 99,081
      1,932    Semco Energy, Inc.                                                                   32,844
      4,100    Sierra Pacific Resources                                                            149,394
      7,900 /2/SkyTel Communications, Inc.                                                         130,844
      2,300    SmarTalk Teleservices, Inc.                                                          13,369
      1,024    South Jersey Industries, Inc.                                                        26,240
      2,180 /2/Southern Union Co.                                                                   50,549
      4,000    Southwest Gas Corp.                                                                  94,750
      3,200    Southwestern Energy Co.                                                              21,600
      2,800 /2/Star Telecommunications, Inc.                                                        36,750
      1,400    TNP Enterprises, Inc.                                                                47,250
      5,300 /2/Tel-Save Holdings, Inc.                                                              47,534
      1,000 /2/Telegroup, Inc.                                                                       1,688
      1,250 /2/Transaction Network Services, Inc.                                                   34,219
      4,300    UGI Corp.                                                                            98,363
        800 /2/US LEC Corp., Class A                                                                10,450
      3,100 /2/USN Communications, Inc.                                                              1,453
      4,160 /2/UniSource Energy Corp.                                                               64,480
      1,900    United Illuminating Co.                                                              93,100



Shares or
Principal

Amount                                                                                               Value

----------------------------------------------------------------------------------------------------------
            /1/COMMON STOCKS--continued

               Utilities--continued

      5,200 /2/United International Holdings, Inc., Class A                                    $    67,600
      3,636    United Water Resources, Inc.                                                         70,448
      3,400 /2/Vanguard Cellular Systems, Inc., Class A                                             78,200
      4,900    WICOR, Inc.                                                                         119,438
      3,100    WPS Resources Corp.                                                                 103,075
      5,800    Washington Gas Light Co.                                                            153,338
      7,300    Washington Water Power Co.                                                          137,331
      2,300 /2/West TeleServices Corp.                                                              27,600
      2,800    Western Gas Resources, Inc.                                                          22,925
     10,000 /2/Western Wireless Corp., Class A                                                     202,500
      5,200 /2/WinStar Communications, Inc.                                                        140,400
      1,300    Yankee Energy Systems, Inc.                                                          39,813
               -------------------------------------------------------------------------------------------
                  TOTAL                                                                          8,412,705

               -------------------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $95,243,218)                            102,129,845
               -------------------------------------------------------------------------------------------
            /3/SHORT-TERM U.S. GOVERNMENT OBLIGATION0.6%

$   700,000    United States Treasury Bill, 1/7/1999 (identified cost $693,968)                    694,953
               -------------------------------------------------------------------------------------------
            /4/REPURCHASE AGREEMENT21.6%

 25,850,000    Westdeutsche Landesbank Girozentrale, 5.42%, dated 10/30/1998, due

               11/2/1998 (atamortized cost)                                                     25,850,000

               -------------------------------------------------------------------------------------------
            /5/   TOTAL INVESTMENTS (IDENTIFIED COST $121,787,186)                            $128,674,798
               -------------------------------------------------------------------------------------------



1 The fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open Index futures contracts is $17,335,500 at October 31, 1998, which represents 14.5% of net assets. Taking into consideration these open Index futures contracts, the fund's effective total exposure to the Index is 99.9%.

2  Non-income producing security.

3 Represents a security held as collateral which is used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $121,869,358. The net unrealized appreciation of investments on a federal tax basis amounts to $6,805,440 which is comprised of $21,185,981 appreciation and $14,380,541 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($119,595,305) at October 31, 1998.

The following acronyms are used throughout this portfolio:

ADR --American Depositary Receipt
LLC --Limited Liability Corporation
PLC --Public Limited Company
REIT--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements




Statement of Assets and Liabilities

OCTOBER 31, 1998



Assets:

--------------------------------------------------------------------------------------
Investments in repurchase agreements                                                                      $ 25,850,000

--------------------------------------------------------------------------------------
Investments in securities                                                                                  102,824,798

----------------------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $121,787,186 and

tax cost $121,869,358)                                                                                     128,674,798
--------------------------------------------------------------------------------------
Income receivable                                                                                               88,842

--------------------------------------------------------------------------------------
Receivable for investments sold                                                                                  1,770

--------------------------------------------------------------------------------------
Receivable for shares sold                                                                                     586,640

--------------------------------------------------------------------------------------
Receivable for daily variation margin                                                                          553,200

----------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                                                                              129,905,250

----------------------------------------------------------------------------------------------------------------------
Liabilities:

--------------------------------------------------------------------------------------
Payable for investments purchased                                                         $10,039,177

--------------------------------------------------------------------------------------
Payable for shares redeemed                                                                   141,400

--------------------------------------------------------------------------------------
Payable to Bank                                                                               114,045

--------------------------------------------------------------------------------------
Accrued expenses                                                                               15,323

----------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                                                          10,309,945

----------------------------------------------------------------------------------------------------------------------
Net Assets for 9,185,226 shares outstanding                                                               $119,595,305
----------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:

--------------------------------------------------------------------------------------
Paid in capital                                                                                           $105,189,219

--------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures contracts                                             6,732,396
--------------------------------------------------------------------------------------
Accumulated net realized gain on investments and futures contracts                                           7,588,149
--------------------------------------------------------------------------------------
Undistributed net investment income                                                                             85,541

----------------------------------------------------------------------------------------------------------------------
 TOTAL NET ASSETS                                                                                         $119,595,305

----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

--------------------------------------------------------------------------------------
Institutional Shares:

----------------------------------------------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share

($118,494,076/9,100,518 shares outstanding)                                                               $      13.02
----------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share                                                                             $      13.02
----------------------------------------------------------------------------------------------------------------------
Class C Shares:

----------------------------------------------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share ($1,101,229/84,708 shares outstanding)                       $      13.00
----------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share (99/100 of $13.00)/1/                                                       $      12.87
----------------------------------------------------------------------------------------------------------------------



1  See "Contingent Deferred Sales Charge."

See Notes which are an integral part of the Financial Statements




Statement of Operations

YEAR ENDED OCTOBER 31, 1998





Investment Income:

---------------------------------------------------------------------------------------
Dividends                                                                                                 $  1,613,838

---------------------------------------------------------------------------------------
Interest                                                                                                       583,648

----------------------------------------------------------------------------------------------------------------------
 TOTAL INCOME                                                                                                2,197,486

----------------------------------------------------------------------------------------------------------------------
Expenses:

---------------------------------------------------------------------------------------
Investment advisory fee                                                                    $  676,597
---------------------------------------------------------------------------------------
Custodian fees                                                                                 65,907

---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       38,484
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                       5,190

---------------------------------------------------------------------------------------
Auditing fees                                                                                  15,192

---------------------------------------------------------------------------------------
Legal fees                                                                                      3,055

---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      56,082

---------------------------------------------------------------------------------------
Distribution services fee Class C Shares                                                        2,347
---------------------------------------------------------------------------------------
Shareholder services fee Institutional Shares                                                 337,516

---------------------------------------------------------------------------------------
Shareholder services fee Class C Shares                                                           782
---------------------------------------------------------------------------------------
Share registration costs                                                                       38,859

---------------------------------------------------------------------------------------
Printing and postage                                                                           36,949

---------------------------------------------------------------------------------------
Insurance premiums                                                                              2,983

---------------------------------------------------------------------------------------
Miscellaneous                                                                                  10,053

----------------------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                                                                             1,289,996

----------------------------------------------------------------------------------------------------------------------
Waivers:

---------------------------------------------------------------------------------------
Waiver of shareholder services fee Institutional Shares                                      (175,508)
----------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                 1,114,488

----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                        1,082,998

----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:

---------------------------------------------------------------------------------------
Net realized gain on investments and futures contracts                                                       7,723,489
---------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments and futures contracts                                 (24,459,690)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and futures contracts                                      (16,736,201)
----------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                                            $(15,653,203)
----------------------------------------------------------------------------------------------------------------------



See Notes which are an integral part of the Financial Statements




Statement of Changes in Net Assets





Year Ended October 31                                                                         1998              1997
------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:

-----------------------------------------------------------------------------------
Operations:

-----------------------------------------------------------------------------------
Net investment income                                                                   $   1,082,998      $   1,331,787
-----------------------------------------------------------------------------------
Net realized gain on investments and futures contracts ($7,778,675 and

$(12,354,400), respectively, as computed for federal tax purposes)                          7,723,489         12,898,401
-----------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation on investments

and futures contracts                                                                     (24,459,690)        17,302,166
------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                           (15,653,203)        31,532,354
------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:

-----------------------------------------------------------------------------------
Distributions from net investment income

-----------------------------------------------------------------------------------
 Institutional Shares                                                                      (1,195,686)        (1,249,969)
-----------------------------------------------------------------------------------
 Class C Shares                                                                                  (506)

-----------------------------------------------------------------------------------
Distributions from net realized gains and futures contracts

-----------------------------------------------------------------------------------
 Institutional Shares                                                                     (12,347,168)       (12,838,180)
-----------------------------------------------------------------------------------
 Class C Shares                                                                                (3,988)

------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS                        (13,547,348)       (14,088,149)
------------------------------------------------------------------------------------------------------------------------
Share Transactions:

-----------------------------------------------------------------------------------
Proceeds from sale of shares                                                              234,148,863        164,053,525
-----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders

in payment of distributions declared                                                        6,316,298          6,372,039
-----------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (242,139,218)      (182,089,956)
------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                    (1,674,057)       (11,664,392)
------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS                                                                     (30,874,608)         5,779,813
------------------------------------------------------------------------------------------------------------------------
Net Assets:

-----------------------------------------------------------------------------------
Beginning of period                                                                       150,469,913        144,690,100
------------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of

$85,541 and $198,735, respectively)                                                     $ 119,595,305      $ 150,469,913
------------------------------------------------------------------------------------------------------------------------



See Notes which are an integral part of the Financial Statements




Notes to Financial Statements

OCTOBER 31, 1998

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the small capitalization sector of the United States equity market.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

The following reclassifications have been made to the financial statements.




                        Increase/(Decrease)

-----------------------------------------------------------------
Accumulated Net Realized Gain                     Paid in Capital
$(18,783)                                                 $18,783




Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 1998, the Fund had realized losses on future contracts of $1,920,408.

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

 At October 31, 1998, the Fund had outstanding futures contracts as set forth below:





                           Contracts

Expiration                 to Deliver/                      Unrealized
Date                       Receive             Position     (Depreciation)

--------------------------------------------------------------------------
December 1998              91 Russell 2000     Long         $(155,216)
--------------------------------------------------------------------------



Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:





Year Ended October 31                                                                                1998              1997
--------------------------------------------------------------------------------------------------------------------------------
Institutional Shares:

----------------------------------------------------------------------------------------------
Shares sold                                                                                       15,678,221         10,866,696
----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                   425,161            466,620
----------------------------------------------------------------------------------------------
Shares redeemed                                                                                  (16,024,006)       (12,365,954)
--------------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS                                           79,376          1,032,638
--------------------------------------------------------------------------------------------------------------------------------



Period Ended October 31                                                                                1998              1997
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares:

----------------------------------------------------------------------------------------------
Shares sold                                                                                           95,668

----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                       303
----------------------------------------------------------------------------------------------
Shares redeemed                                                                                      (11,263)

--------------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS                                                 84,708
--------------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                        164,084          1,032,638
--------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Management, the Fund's investment adviser (the "Manager"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-advisory agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets. In addition, the Sub-Manager may voluntarily choose to reduce its compensation. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incure distribution expenses according to the following schedule annually, to compensate FSC.





                            Percentage of Average Daily

Share Class Name            Net Assets of Class

-------------------------------------------------------
Class C Shares              0.75%




Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:





-------------------------------------------------------
Purchases                                   $59,310,327

-------------------------------------------------------
Sales                                       $81,309,055

-------------------------------------------------------


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF FEDERATED INDEX TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mini-Cap Fund (a portfolio of Federated Index Trust), as of October 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mini-Cap Fund of Federated Index Trust at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, Massachusetts
December 21, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[LOGO OF FEDERATED INVESTORS]

WORLD-CLASS INVESTMENT MANGER(SM)

Federated
Mini-Cap Fund

A Portfolio of Federated Index Trust

INSTITUTIONAL SHARES

DECEMBER 31, 1998

P R O S P E C T U S

[LOGO OF FEDERATED INVESTORS]

Federated Mini-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061
Cusip 31420E304

2062305A (12/98)

Federated is a registered mark          [RECYCLED

of Federated Investors, Inc.              PAPER

1998 (C) Federated Investors, Inc.        LOGO]         DECEMBER 31, 1998


Statement of Additional Information                            December 31, 1998



Federated Mini-Cap Fund

[A Portfolio of Federated Index Trust]

Institutional Shares, Class C Shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Class C Shares of Federated Mini-Cap Fund (Fund), dated December 31, 1998. Obtain the prospectuses without charge by calling 1-800-341-7400.

   -----------------------------------------------------------------------------
   Table of Contents

   How is the Fund Organized?
   Securities in Which the Fund Invests

   What Do Shares Cost?
   How is the Fund Sold?



   Exchanging Securities for Shares



   Subaccounting Services
   Redemption in Kind



   Massachusetts Partnership Law



   Account and Share Information
   Tax Information
   Who Manages and Provides

     Services to the Fund?
   How Does the Fund Measure Performance?
   Who is Federated Investors, Inc.?
   Investment Ratings

[Federated Investors Logo]

Federated Securities Corp., Distributor,

subsidiary of Federated Investors, Inc.

CUSIP 31420E601

CUSIP 31420E304

[Product Code]  (12/98)

HOW IS THE FUND ORGANIZED?

================================================================================


The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On December 5, 1994, the Trustees changed the name of the Fund from Mini-Cap Fund to the Federated Mini-Cap Fund..

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Class C Shares (Shares). This SAI relates to all of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

================================================================================

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

  Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

  Interests In Other Limited Liability Companies. Corporations typically issue stocks. Other types of entities may issue securities comparable to common or preferred stocks. These entities include limited partnerships, limited liability companies, business trusts and companies organized outside the United States.

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

  Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

  Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or "underlying") securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all of the terms of the contract except for the price. Investors make any payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to "close out" their contracts by entering into offsetting contracts.

For example, a Fund could close out an open purchase (or sale) contract by entering into an offsetting sale (or purchase) contract for the same amount of the same assets and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The Fund might not always be able to close out a position when it wants to; if this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract ), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so), and the Fund could incur substantial losses. Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Derivative contracts can also be traded "over-the-counter" ("OTC"), in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how they are used and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to Market Risk and Currency Risk, and may also expose the Fund to Liquidity Risk and Leverage Risk. OTC contracts also expose the Fund to Credit Risk in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of total net assets.



  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund may buy and sell Stock Index futures as a substitute for direct investment in the Index in order to help fully replicate the performance of the Index..

  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may:



  Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset).

  Buy listed put options on the Index, stock index futures contracts, and portfolio securities (in anticipation of a decrease in the value of the underlying asset).

  Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the Index (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

  Buy or write options to close out existing options positions.

Foreign Securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S.

Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the U.S. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.

Special Transactions



  Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Manager to be creditworthy.

  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.



  Repurchase Agreements are subject to Credit Risk.

  Reverse Repurchase Agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse Repurchase Agreements are subject to Credit Risk. In addition, Reverse Repurchase Agreements create Leverage Risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

  When Issued Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.



  Securities Lending. A Fund may lend portfolio securities to firms that the Manager has determined are creditworthy. In return, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in securities that qualify as an otherwise acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. If the market value of the loaned securities increases, the borrower must furnish additional collateral. While portfolio securities are on loan, the borrower pays the Fund the equivalent of any dividends or interest received on them. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are being lent, but it will terminate a loan in anticipation of any important vote. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to Market Risk and Credit Risk.

Asset Coverage. In order to secure its obligations in connection with futures contracts, and when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund.



INVESTMENT RISKS

The following additional risks relate to investments in equity securities.

Stock Market Risks

------------------

 .  The value of equity securities in the Fund's portfolio will go up and down.
   These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. This will result in changes in the Fund's share price.

Risks Related to Company Size

-----------------------------

 . Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price.

 . In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.

Sector Risk

-----------


 . Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. The more significant a sector is in the composition of the Index, the more the Fund's performance will be susceptible to any economic, business or other developments which generally affect that sector.



Liquidity Risks

----------------

Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity making it more difficult to sell or buy the securities at a favorable price or time. In response, the fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

Risk of Foreign Investing

-------------------------

 . Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.



 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.



 . Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

The following risks relate to investments in fixed income securities.

Market Risk

-----------

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on fixed income securities with longer durations.

Credit Risk

-----------

 . Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Call Risk

---------

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

---------------

 . Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

Risks Associated with Noninvestment Grade Securities

----------------------------------------------------

 . Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Risk of Foreign Investing

-------------------------

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign
financial markets may also have fewer investor protections.   Securities in
foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

INVESTMENT LIMITATIONS

Investing in Commodities

The Fund will not purchase or sell commodities. However, the Fund may purchase stock index futures contracts and put options on stock indices and stock index futures contracts to the extent that not more than 5% of the Fund's total assets are required as initial margin deposit for futures contracts and not more than 20% of the Fund's total net assets are invested in futures and options at any time.

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts and put options on stock index futures contracts, but may obtain such short-term credits as are necessary for the clearance of transactions.

Lending Cash or Securities

The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective and policies and the Declaration of Trust of the Trust.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

Diversification of Investments

The Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except U.S. government securities, or invest in more than 10% of the voting securities of any one issuer.

Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry. However, investing in U.S. government obligations shall not be considered investing in any one industry.

Investing in Real Estate

The Fund will not buy or sell real estate, including partnership interests in real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Restricted Securities

The Fund will limit its investment in restricted securities to 5% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.



The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


Writing Covered Call Options

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Investing in Put Options

The Fund will not purchase put options on securities, other than put options on stock, stock indices and stock index futures contracts, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions and not more than 20% of the Fund's total net assets are invested in put options and future contracts at any time.

Acquiring Securities

The Fund will not purchase securities of other investment companies except to the extent permitted by the Investment Company Act of 1940, or except as part of a merger, consolidation, or other acquisition. It will not invest in securities for the purpose of exercising control or management.

Investing in Illiquid Securities

The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

 . for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

 . for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

================================================================================

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (Class C Shares)



These reductions or eliminations are offered because no sales commissions have been advanced to the investment professionals selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.



Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:



 . following the death or post-purchase disability, as defined in Section
  72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 . representing minimum required distributions from an Individual Retirement
  Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

 . which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

 . of Shares that represent a reinvestment within 120 days of a previous redemption;

 . of Shares held by the Trustees, employees, and sales representatives of the Fund, the Manager, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

 . of Shares originally purchased through a bank trust department, a registered investment manager or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.



HOW IS THE FUND SOLD?

================================================================================

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (Class C Shares)



As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment managers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

For some classes of shares, the Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.



The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES



The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS



Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


When an investment professional's customer purchases shares, the investment professional may receive an amount up to 1.00% of the NAV of C Shares.



EXCHANGING SECURITIES FOR SHARES

================================================================================



You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

================================================================================



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about to the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

================================================================================

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

================================================================================



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

================================================================================

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.



Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co., Inc., San Francisco, California, 17.41% of Institutional Shares; Resources Trust Company, for the exclusive benefit of various customers of IMS, Englewood, Colorado, 5.16% of Institutional Shares; Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Jacksonville, Florida, 38.42% of Class C Shares; A.G. Edwards & Sons Inc. C/F Noblesville, Indiana, 8.65% of Class C Shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

================================================================================

FEDERAL INCOME TAX



The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met it will not receive special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

================================================================================

BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Manager.

As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Shares and Class C Shares.



An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.  The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

--------------------------------------------------------------------------------




Name                                                                                                            Total
Birthdate                                                                                      Aggregate        Compensation
Address                       Principal Occupations                                            Compensation     From Trust and
Position With Trust           for Past 5 Years                                                 From Trust       Fund Complex
-------------------           ------------------------------------------------------------     ------------     -------------------
John F. Donahue##*            Chief Executive Officer and Director or Trustee of                         $0     $0 for the
Birthdate: July 28, 1924      the Federated Fund Complex. Chairman and Director,                                Trust and
Federated Investors Tower     Federated Investors, Inc.; Chairman and Trustee,                                  56 other investment
1001 Liberty Avenue           Federated Advisers, Federated Management, and                                     companies in the
Pittsburgh, PA                Federated Research; Chairman and Director,                                        Fund Complex
CHAIRMAN and TRUSTEE          Federated Research Corp., and Federated Global
                              Research Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley              Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
Birthdate: February 3, 1934   Director, Member of Executive Committee, Children's                               Trust and
15 Old Timber Trail           Hospital of Pittsburgh; formerly: Senior Partner, Ernst &                         56 other investment
Pittsburgh, PA                Young LLP; Director, MED 3000 Group, Inc.; Director,                              companies in the
TRUSTEE                       Member of Executive Committee, University of Pittsburgh.                          Fund Complex

John T. Conroy, Jr.           Director or Trustee of the Federated Fund Complex;                  $2,421.91     $122,362 for the
Birthdate: June 23, 1937      President, Investment Properties Corporation; Senior                              Trust and
Wood/IPC Commercial Dept.     Vice President, John R. Wood and Associates, Inc.,                                56 other investment
John R. Wood Associates,      Realtors; Partner or Trustee in private real estate                                companies in the
Inc. Realtors                 ventures in Southwest Florida; formerly: President,                               Fund Complex
3255 Tamiami Trail            Naples Property Management, Inc. and Northgate Village
North Naples, FL              Development Corporation.

TRUSTEE

Nicholas Constantakis+        Director or Trustee of the Federated Fund Complex;                  $1,684.27     $0 for the
Birthdate: September 3, 1939  formerly: Partner, Andersen Worldwide SC.                                         Trust and
175 Woodshire Drive                                                                                             36 other investment
Pittsburgh, PA                                                                                                  companies in the

TRUSTEE                                                                                                         Fund Complex

William J. Copeland           Director or Trustee of the Federated Fund Complex;                  $2,421.91     $122,362 for the
Birthdate: July 4, 1918       Director and Member of the Executive Committee,                                   Trust and
One PNC Plaza-23rd Floor      Michael Baker, Inc.; formerly: Vice Chairman and                                  56 other investment
Pittsburgh, PA                Director, PNC Bank, N.A., and PNC Bank Corp.; Director,                           companies in the
TRUSTEE                       Ryan Homes, Inc.                                                                  Fund Complex

                              Retired: Director, United Refinery; Director, Forbes Fund;
                              Chairman, Pittsburgh Foundation; Chairman, Pittsburgh

                              Civic Light Opera.





Name                                                                                                            Total
Birthdate                                                                                      Aggregate        Compensation
Address                       Principal Occupations                                            Compensation     From Trust and
Position With Trust           for Past 5 Years                                                 From Trust       Fund Complex
-------------------           ------------------------------------------------------------     ------------     -------------------
J. Christopher Donahue##*     President or Executive Vice President of the Federated                     $0     $0 for the
Birthdate: April 11, 1949     Fund Complex; Director or Trustee of some of the Funds                            Trust and
Federated Investors Tower     in the Federated Fund Complex; President and Director,                            18 other investment
1001 Liberty Avenue           Federated Investors, Inc.; President and Trustee,                                 companies in the
Pittsburgh, PA                Federated Advisers, Federated Management, and                                     Fund Complex
EXECUTIVE VICE PRESIDENT      Federated Research; President and Director, Federated
and TRUSTEE                   Research Corp. and Federated Global Research Corp.;

                              President, Passport Research, Ltd.; Trustee, Federated
                              Shareholder Services Company; Director, Federated

                              Services Company.

James E. Dowd, Esq.           Director or Trustee of the Federated Fund Complex;                  $2,421.91     $122,362 for the
Birthdate: May 18, 1922       Attorney-at-law; Director, The Emerging Germany Fund,                             Trust and
571 Hayward Mill Road         Inc.                                                                              56 other investment
Concord, MA                                                                                                     companies in the
TRUSTEE                       Retired: President, Boston Stock Exchange, Inc.;                                  Fund Complex
                              Regional Administrator, United States Securities and
                              Exchange Commission.

Lawrence D. Ellis, M.D.*      Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
Birthdate: October 11, 1932   Professor of Medicine, University of Pittsburgh; Medical                          Trust and
3471 Fifth Avenue             Director, University of Pittsburgh Medical Center -                               56 other investment
Suite 1111                    Downtown; Hematologist, Oncologist, and Internist,                                companies in the
Pittsburgh, PA                Presbyterian and Montefiore Hospitals; Member,                                    Fund Complex
TRUSTEE                       National Board of Trustees, Leukemia Society of
                              America.

Edward L. Flaherty, Jr.,      Director or Trustee of the Federated Fund Complex;                  $2,421.91     $122,362 for the
Esq.#                         Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                             Trust and
Birthdate: June 18, 1924      Director, Eat'N Park Restaurants, Inc.; formerly: Counsel,                        56 other investment
Miller, Ament, Henny &        Horizon Financial, F.A., Western Region; Partner, Meyer                           companies in the
Kochuba                       and Flaherty.                                                                     Fund Complex
205 Ross Street
Pittsburgh, PA

TRUSTEE

Peter E. Madden               Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
Birthdate: March 16, 1942     formerly: Representative, Commonwealth of Massachusetts                           Trust and
One Royal Palm Way            General Court; President, State Street Bank and Trust                             56 other investment
100 Royal Palm Way            Company and State Street Corporation.                                             companies in the
Palm Beach, FL                                                                                                  Fund Complex
TRUSTEE                       Retired: Director, VISA USA and VISA International;
                              Chairman and Director, Massachusetts Bankers Association;
                              Director, Depository Trust Corporation.

John E. Murray, Jr.,          Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
J.D., S.J.D.                  President, Law Professor, Duquesne University;                                    Trust and
Birthdate: December 20, 1932  Consulting Partner, Mollica & Murray.                                             56 other investment
President, Duquesne                                                                                             companies in the
University                    Retired: Dean and Professor of Law, University of                                 Fund Complex
Pittsburgh, PA                Pittsburgh School of Law; Dean and Professor of Law,
TRUSTEE                       Villanova University School of Law.





Name                                                                                                             Total
Birthdate                                                                                       Aggregate        Compensation
Address                        Principal Occupations                                            Compensation     From Trust and
Position With Trust            for Past 5 Years                                                 From Trust       Fund Complex
-------------------            ------------------------------------------------------------     ------------     -------------------
Wesley W. Posvar               Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
Birthdate: September 14, 1925  President, World Society of Ekistics, Athens; Professor,                          Trust and
1202 Cathedral of Learning     International Politics; Management Consultant; Trustee,                           56 other investment
University of Pittsburgh       Carnegie Endowment for International Peace, RAND                                  companies in the
Pittsburgh, PA                 Corporation, Online Computer Library Center, Inc.,                                Fund Complex

TRUSTEE                        National Defense University and U.S. Space Foundation;
                               President Emeritus, University of Pittsburgh; Founding
                               Chairman, National Advisory Council for Environmental
                               Policy and Technology, Federal Emergency Management
                               Advisory Board and Czech Management Center, Prague.
                               Retired: Professor, United States Military Academy;
                               Professor, United States Air Force Academy.

Marjorie P. Smuts              Director or Trustee of the Federated Fund Complex;                  $2,201.44     $111,222 for the
Birthdate: June 21, 1935       Public Relations/Marketing/Conference Planning.                                   Trust and
4905 Bayard Street                                                                                               56 other investment
Pittsburgh, PA                 Retired: National Spokesperson, Aluminum Company of                               companies in the
TRUSTEE                        America; business owner.                                                          Fund Complex

Glen R. Johnson                Trustee, Federated Investors, Inc.; staff member,                          $0     $0 for the
Birthdate: May 2, 1929         Federated Securities Corp.                                                        Trust and
Federated Investors Tower                                                                                        8 other investment
1001 Liberty Avenue                                                                                              companies in the
Pittsburgh, PA                                                                                                   Fund Complex
PRESIDENT

Edward C. Gonzales             Trustee or Director of some of the Funds in the                            $0     $0 for the
Birthdate: October 22, 1930    Federated Fund Complex; President, Executive Vice                                 Trust and
Federated Investors Tower      President and Treasurer of some of the Funds in the                               1 other investment
1001 Liberty Avenue            Federated Fund Complex; Vice Chairman, Federated                                  companies in the
Pittsburgh, PA                 Investors, Inc.; Vice President, Federated Advisers,                              Fund Complex
EXECUTIVE VICE PRESIDENT       Federated Management, Federated Research, Federated
                               Research Corp., Federated Global Research Corp. and
                               Passport Research, Ltd.; Executive Vice President and
                               Director, Federated Securities Corp.; Trustee,
                               Federated Shareholder Services Company.

John W. McGonigle              Executive Vice President and Secretary of the                              $0     $0 for the
Birthdate: October 26, 1938    Federated Fund Complex; Executive Vice President,                                 Trust and
Federated Investors Tower      Secretary, and Director, Federated Investors, Inc.;                               56 other investment
1001 Liberty Avenue            Trustee, Federated Advisers, Federated Management,                                companies in the
Pittsburgh, PA                 and Federated Research; Director, Federated Research                              Fund Complex
EXECUTIVE VICE PRESIDENT       Corp. and Federated Global Research Corp.; Director,
and SECRETARY                  Federated Services Company; Director, Federated

                               Securities Corp.

Richard J. Thomas              Treasurer of the Federated Fund Complex; Vice                              $0     $0 for the
Birthdate:  June 17, 1954      President - Funds Financial Services Division, Federated                          Trust and
Federated Investors Tower      Investors, Inc.; Formerly: various management positions                           56 other investment
1001 Liberty Avenue            within Funds Financial Services Division of Federated                             companies in the
Pittsburgh, PA                 Investors, Inc.                                                                   Fund Complex
TREASURER

Richard B. Fisher              President or Vice President of some of the Funds in the                    $0     $0 for the
Birthdate: May 17, 1923        Federated Fund Complex; Director or Trustee of some of                            Trust and
Federated Investors Tower      the Funds in the Federated Fund Complex; Executive                                6 other investment
1001 Liberty Avenue            Vice President, Federated Investors, Inc.; Chairman and                           companies in the
Pittsburgh, PA                 Director, Federated Securities Corp.                                              Fund Complex
VICE PRESIDENT





Name                                                                                                            Total
Birthdate                                                                                      Aggregate        Compensation
Address                        Principal Occupations                                           Compensation     From Trust and
Position With Trust            for Past 5 Years                                                From Trust       Fund Complex
-------------------            ------------------------------------------------------------    ------------     -------------------
J. Thomas Madden               Chief Investment Officer of this Fund and various other                   $0     $0 for the
Birthdate: October 22, 1945    Funds in the Federated Fund Complex; Executive Vice                              Trust and
Federated Investors Tower      President, Federated Investment Counseling, Federated                            12 other investment
1001 Liberty Avenue            Global Research Corp., Federated Advisers, Federated                             companies in the
Pittsburgh, PA                 Management, Federated Research, and Passport                                     Fund Complex
CHIEF INVESTMENT OFFICER       Research, Ltd.; Vice President, Federated Investors, Inc.;
                               Formerly: Executive Vice President and Senior Vice
                               President, Federated Investment Counseling Institutional
                               Portfolio Management Services Division; Senior Vice
                               President, Federated Research Corp., Federated
                               Advisers, Federated Management, Federated Research,

                               and Passport Research, Ltd.

Thomas M. Franks               Vice President, Federated Investment Counseling,                          $0     $0 for the
Birthdate: December 15, 1954   Federated Advisers, Federated Global Research Corp.,                             [Trust/Corporation]
Federated Investors Tower      Federated Management, Federated Research, Federated                              and no other
1001 Liberty Avenue            Research Corp. and Passport Research, Ltd.                                       investment
Pittsburgh, PA                                                                                                  companies in the
SENIOR PORTFOLIO MANAGER/                                                                                       Fund Complex
VICE PRESIDENT


## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Trust.



 + Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT MANAGER

--------------------------------------------------------------------------------


The Manager oversees the Sub-Manager, Northern Trust Quantitative Advisors, Inc., a subsidiary of Northern Trust Corporation, which conducts investment research and makes investment decisions for the Fund. The directors of the Sub-Manager are James M. Snyder, Barry G. Hastings, Perry R. Pero, Sheila A. Penrose, John R. Goodwin, Stephen N. Potter and Jeffrey H. Wessel. The executive officers of the Sub-Manager are James M. Snyder, Chief Executive Officer and Jeffrey H. Wessel, President and John R. Goodwin, Chief Investment Officer.

Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's level of expertise; relative performance over a minimum period of five years; level of efficiency; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; defining with the Sub-Manager the universe of stocks that comprise the small capitalization sector of the United States equity market; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract.



The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting
services) necessary to operate the Fund.   Federated Services Company provides
these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




             Maximum                 Average Aggregate Daily Net
        Administrative Fee          Assets of the Federated Funds

        ------------------          -----------------------------

          0.150 of 1%                 on the first $250 million
          0.125 of 1%                 on the next $250 million
          0.100 of 1%                 on the next $250 million
          0.075 of 1%               on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Ernst & Young LLP is the independent auditor for the Fund.


FEES PAID BY THE FUND FOR SERVICES




                                For the Year ended
                                  October 31,

                              1998      1997      1996
Management Fee Earned.....  $676,597  $695,438  $736,307
Management Fee Reduction..  $      0  $      0  $ 22,506
Brokerage Commissions.....  $ 83,725  $153,319  $146,470

12b-1 Fee.................
    Class C Shares........  $  2,347
Shareholder Services Fee..
    Institutional Shares..  $162,008
    Class C Shares........  $    782

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

HOW DOES THE FUND MEASURE PERFORMANCE?

================================================================================

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns given for the one-, five- and since inception periods ended October 31, 1998.
Yield given for the 30-day period ended October 31, 1998.




--------------------------------------------------------------
                          Institutional       Class C Shares
                              Shares

--------------------------------------------------------------
                         Total Return

--------------------------------------------------------------
One Year:                         (13.46)%         N/A
Five Year:                          7.95%          N/A
Since Inception:                   10.74%*       (15.24)%*

--------------------------------------------------------------
Yield

--------------------------------------------------------------
                                    0.96%          0.19%
--------------------------------------------------------------

*Institutional Shares inception date was August 11, 1992.
 Class C Shares inception date was November 10, 1997.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc. An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks is a composite index of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

Wilshire 5000 Equity Indexes consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

WHO IS FEDERATED INVESTORS, INC.?

================================================================================



Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW



Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis-- is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive

Vice Presidents of the Federated advisory companies.

Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



FEDERATED CLIENTS OVERVIEW



Institutional Clients.  Federated meets the needs of

approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Frank Russell Company

================================================================================

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Index or any data included in the Index. Frank Russell Company makes no representation or warranty regarding the use or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.

ADDRESSES

================================================================================



Federated Mini-Cap Fund
Institutional Shares, Class C Shares

                                                Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA 15237-7000

--------------------------------------------------------------------------------

Distributor

Federated Securities Corp.                      Federated Investors Tower
                                                1001 Liberty Avenue,
                                                Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Investment Manager

Federated Management                            Federated Investors Tower
                                                1001 Liberty Avenue,
                                                Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Sub-Manager                                     50 South LaSalle Street
Northern Trust Quantitative Advisors, Inc.      Chicago, IL 60675

--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company             P.O. Box 8600
                                                Boston, MA 02266-8600

--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company          P.O. Box 8600

                                                Boston, MA 02266-8600

--------------------------------------------------------------------------------

Independent Auditors

Ernst & Young LLP                               200 Clarendon Street
                                                Boston, MA 02116-5072


PART C.    OTHER INFORMATION

Item 23.

(a) Conformed copy of Declaration of Trust of the Registrant, as amended (10);

    (i) Conformed copy of Amendment No. 2 to the Declaration of Trust dated January 30, 1992 (10);
    (ii) Conformed copy of Amendment No. 3 to the Declaration of Trust dated June 18, 1992 (10);
    (iii) Conformed copy of Amendment No. 4 to the Declaration of Trust dated June 3, 1993 (10);
    (iv) Conformed copy of Amendment No. 6 to the Declaration of Trust dated November 18, 1994 (11);
    (v) Conformed copy of Amendment No. 7 to the Declaration of Trust dated December 5, 1994 (11);
(b) Copy of By-Laws of the Registrant as amended (5);

    (i)      Copy of Amendment No. 1 to the By-Laws of the
             Registrant dated November 18, 1997 (16);
    (ii)     Copy of Amendment No. 2 to the By-Laws of the
             Registrant dated February 2, 1987 (6);
    (iii)    Copy of Amendment No. 2 to the By-Laws of the
             Registrant dated February 23, 1998 (16);
    (iv)     Copy of Amendment No. 3 to the By-Laws of the
             Registrant dated February 27, 1998 (16);
    (v)      Copy of Amendment No. 4 to the By-Laws of the
             Registrant dated May 12, 1998 (16);

(c) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Federated Mid-Cap and Federated Mini-Cap Funds (11);
    (ii) Copy of Specimen Certificates for Shares of Beneficial Interest of the Institutional Service and Institutional Service Shares of the Federated Max-Cap Fund (11);

(d) Conformed copy of Investment Advisory Contract of the Registrant (10);

    (i) Conformed copy of Sub-Management Contract for the Federated Max-Cap Fund and Federated Mid-Cap and Federated Mini-Cap Funds (16);

+   All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed September 12, 1991. (File Nos. 33-33852 and 811-6061)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed May 8, 1992 (File Nos. 33-33852 and 811-6061)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed December 29, 1994. (File Nos. 33-33852 and 811-6061)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)

              (e) Conformed copy of Distributor's Contract (10);
                  (i)  Conformed copy of Exhibit D to Distributor's
                       Contract (10);
                  (ii) Conformed copy of Exhibit E to Distributor's

                       Contract (14);

                 (iii) Conformed copy of Exhibit F to Distributor's
                       Contract (14);

                  (iv)The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995.
                      (File Nos. 33-38550 and 811-6269);

              (f) Not applicable;

              (g) Conformed copy of Custodian Contract of the Registrant(12);
                  (i)    Conformed copy of Domestic Custody Fee Schedule (14);

              (h) (i) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody
                         Services Procurement (16);

                  (ii) Conformed copy of Amended and Restated Shareholder Services Agreement (14);
                  (iii) The responses described in Item 24(b)6 are hereby incorporated by reference;

                  (iv) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and
                         Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);

            (i) Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered (12);
            (j)   Conformed Copy of Independent Auditors' Consent; +
            (k)   Not applicable;
            (l)   Conformed copy of Initial Capital Understanding (3);

+   All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 7, 1997. (File Nos. 33-33852 and 811-6061)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)

            (m)    (i)  Conformed copy of Rule 12b-1 Plan (10);
                  (ii)  Conformed copy of Exhibit B to the

                          Rule 12b-1 Plan (14);
                  (iii) Conformed copy of Exhibit C to the

                          Rule 12b-1 Plan (14);

                   (iv) The responses described in Item 24(b)6 are hereby
                        incorprated by reference;
            (n)   Copy of Financial Data Schedules; +

            (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on
                  Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);

(p)     (i)  Conformed copy of Power of Attorney (16);
(ii)     Conformed copy of Power of Attorney; +
(iii)   Conformed copy of Power of Attorney; +

Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

           None

Item 25.   INDEMNIFICATION: (3)

+   All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 24, 1992. (File Nos. 33-33852 and 811-6061)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 24, 1996. (File Nos. 33-33852 and 811-6061)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 7, 1997. (File Nos. 33-33852 and 811-6061)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 29, 1997. (File Nos. 33-33852 and 811-6061)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)

Item 26.   Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit
                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Charles A. Ritter
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

     Northern Trust Quantitative Advisors, Inc. ("Northern Trust") is the Sub-Manager to the Trust. Northern Trust, incorporated in the State of Illinois on July 1, 1988, is a registered investment adviser under the Investment Advisers Act of 1940. Northern Trust is a wholly-owned subsidiary of Northern Trust Corporation.

     The executive officers of Northern Trust are: J. Stephen Baine, Chairman and President; Susan O. Jones, Chief Operating Officer; Neil R. Wright, Chief Investment Officer; and Thomas P. Michaels, Secretary and Treasurer. The Directors of Northern Trust are J. Stephen Baine, Susan O. Jones, Nick
     G. Preda, J. Dirk Vos, Richard R. Wade, Thomas P. Michaels and Neil R. Wright. The business address of Northern Trust and each of the above officers and Directors is 50 North LaSalle Street, Chicago, Illinois 60690.

ITEM 27.PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


               (b)
           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices    Positions and Offices

 BUSINESS ADDRESS                   WITH DISTRIBUTOR              WITH REGISTRANT
------------------               ------------------------        ----------------------------


Richard B. Fisher                   Director, Chairman, Chief              Vice President
Federated Investors Tower           Executive Officer, Chief

1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice            Executive Vice
Federated Investors Tower           President,                             President
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary          --
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices    Positions and Offices

 BUSINESS ADDRESS                   WITH DISTRIBUTOR              WITH REGISTRANT      ______
------------------               ------------------------        ----------------------------

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices    Positions and Offices

 BUSINESS ADDRESS                   WITH DISTRIBUTOR              WITH REGISTRANT      ______
------------------               ------------------------        ----------------------------

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices    Positions and Offices

 BUSINESS ADDRESS                   WITH DISTRIBUTOR              WITH REGISTRANT      ______
------------------               ------------------------        ----------------------------

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices    Positions and Offices

 BUSINESS ADDRESS                   WITH DISTRIBUTOR              WITH REGISTRANT      ______
------------------               ------------------------        ----------------------------

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices    Positions and Offices

 BUSINESS ADDRESS                   WITH DISTRIBUTOR              WITH REGISTRANT      ______
------------------               ------------------------        ----------------------------

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,           --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,           --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,           --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices    Positions and Offices

 BUSINESS ADDRESS                   WITH DISTRIBUTOR              WITH REGISTRANT      ______
------------------               ------------------------        ----------------------------

David L. Immonen                    Assistant Vice President,           --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,           --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,           --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Platt                     Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



Item 28. LOCATION OF ACCOUNTS AND RECORDS:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant                                         Federated Investors Tower
                                                   1001 Liberty Avenue
                                                   Pittsburgh, PA 15222-3779

                                                   (Notices should be sent to
                                                   the Agent for Service at
                                                   above)

                                                   Federated Investors Funds
                                                   5800 Corporate Drive
                                                   Pittsburgh, PA 15237-7000

Federated Shareholder Services Company      P.O. Box 8600
("Transfer Agent and Dividend                      Boston, MA 02266-8600

Disbursing Agent")

Federated Services Company                  Federated Investors Tower
("Administrator")                                  1001 Liberty Avenue

                                                   Pittsburgh, PA 15222-3779

Federated Management                        Federated Investors Tower
("Manager")                                        1001 Liberty Avenue

                                                   Pittsburgh, PA 15222-3779

Northern Trust Quantitative Advisors,

Inc.                                               One North LaSalle Street
("Sub-Manager")                                    Chicago, Illinois 60690

State Street Bank and Trust Co.             P.O. Box 8600
("Custodian")                               Boston, MA 02266-8600

Item 29.     MANAGEMENT SERVICES:  Not applicable.

Item 30.     UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16
(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INDEX TRUST has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of December, 1998.

                              FEDERATED INDEX TRUST

                      BY: /s/Nicholas J. Seitanakis
                      Nicholas J. Seitanakis, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      December 22, 1998

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                       DATE

By:  /s/ Nicholas J. Seitanakis

     Nicholas J. Seitanakis              Attorney In Fact    December 22, 1998
     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Trustee
                                         (Chief Executive Officer)

Glen R. Johnson*                         President

J. Christopher Donahue*                  Executive Vice President
                                         and Trustee

John W. McGonigle*                       Executive Vice
                                         President and Secretary

Richard J. Thomas*                       Treasurer
                                          (Principal Financial and

                                             Accounting Officer)

J. Thomas Madden*                        Chief Investment Officer

Thomas G. Bigley*                        Trustee

Nicholas P. Constantakis*                Trustee

John T. Conroy, Jr.*                     Trustee

William J. Copeland*                     Trustee

James E. Dowd*                           Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Edward L. Flaherty, Jr.*                 Trustee

Peter E. Madden*                         Trustee

John E. Murray, Jr.*                     Trustee

Wesley W. Posvar*                        Trustee

Marjorie P. Smuts*                       Trustee

* By Power of Attorney